UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act File Number:
811-05577
The Glenmede Fund, Inc.
(Exact Name of Registrant as Specified in Charter)
4 Copley Place, 5th Floor
CPH-0326
Boston, MA 02116
(Address of Principal Executive Offices)(Zip Code)
Michael P. Malloy, Esq.
Secretary
Drinker Biddle & Reath LLP
One Logan Square
Suite 2000
Philadelphia, PA 19103-6996
(Name and Address of Agent for Service)
Registrant’s Telephone Number, including Area Code:
1-800-442-8299
Date of Fiscal Year End: October 31
Date of Reporting Period: April 30, 2012

Item 1. Reports to Stockholders.

The Glenmede Fund, Inc.
The Glenmede Portfolios
Semi-Annual Report
April 30, 2012

THE GLENMEDE FUND, INC.

THE GLENMEDE PORTFOLIOS

THE GLENMEDE FUND, INC.

Shareholder Expenses (Unaudited)

As a shareholder of a Glenmede Portfolio, you incur ongoing costs, including management fees and/or shareholder servicing fees and other portfolio expenses. In addition to these ongoing costs, shareholders of Philadelphia International Small Cap Fund and Philadelphia International Emerging Markets Fund may incur transaction costs in the form of purchase premiums and redemption fees. The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Glenmede Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2011 to April 30, 2012.

Actual Expenses

The first line under each Portfolio in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for your Portfolio under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line under each Portfolio in the table below provides information about hypothetical account values and hypothetical expenses based on each Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as the purchase premiums and redemption fees, you may incur as a shareholder of either the Philadelphia International Small Cap Fund or the Philadelphia International Emerging Markets Fund. If these transactional costs were included, your costs would have been higher. Therefore, the second line under each Portfolio in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds whose shareholders

THE GLENMEDE FUND, INC.

Shareholder Expenses (Unaudited) — (Continued)

may incur transaction costs such as sales charges (loads), redemption fees or exchange fees.

				Expenses
	Beginning	Ending		Paid During
	Account	Account	Annualized	Period*
	Value	Value	Expense	(November 1 to
	(November 1, 2011)	(April 30, 2012)	Ratio	April 30, 2012)

Government Cash Portfolio
Actual	$1,000.00	$1,000.00	0.16%	$0.80
Hypothetical (5% return less expenses)	1,000.00	1,024.10	0.16	0.81
Tax-Exempt Cash Portfolio
Actual	1,000.00	1,000.00	0.12	0.60
Hypothetical (5% return less expenses)	1,000.00	1,024.30	0.12	0.60
Core Fixed Income Portfolio
Actual	1,000.00	1,030.80	0.56	2.83
Hypothetical (5% return less expenses)	1,000.00	1,022.10	0.56	2.82
Strategic Equity Portfolio
Actual	1,000.00	1,141.50	0.87	4.63
Hypothetical (5% return less expenses)	1,000.00	1,020.50	0.87	4.37
Small Cap Equity Portfolio - Advisor
Actual	1,000.00	1,099.40	0.93	4.85
Hypothetical (5% return less expenses)	1,000.00	1,020.20	0.93	4.67
Small Cap Equity Portfolio - Institutional
Actual	1,000.00	1,101.00	0.73	3.81
Hypothetical (5% return less expenses)	1,000.00	1,021.20	0.73	3.67
Large Cap Value Portfolio
Actual	1,000.00	1,108.30	0.89	4.67
Hypothetical (5% return less expenses)	1,000.00	1,020.40	0.89	4.47
U.S. Emerging Growth Portfolio
Actual	1,000.00	1,116.50	0.98	5.16
Hypothetical (5% return less expenses)	1,000.00	1,020.00	0.98	4.92
Large Cap 100 Portfolio
Actual	1,000.00	1,124.60	0.87	4.60
Hypothetical (5% return less expenses)	1,000.00	1,020.50	0.87	4.37
Large Cap Growth Portfolio
Actual	1,000.00	1,113.60	0.87	4.57
Hypothetical (5% return less expenses)	1,000.00	1,020.50	0.87	4.37
Long/Short Portfolio
Actual	1,000.00	1,037.10	1.25	6.33
Hypothetical (5% return less expenses)	1,000.00	1,018.60	1.25	6.27

THE GLENMEDE FUND, INC.

Shareholder Expenses (Unaudited) — (Concluded)

				Expenses
	Beginning	Ending		Paid During
	Account	Account	Annualized	Period*
	Value	Value	Expense	(November 1 to
	(November 1, 2011)	(April 30, 2012)	Ratio	April 30, 2012)

Total Market Portfolio
Actual	$1,000.00	$1,091.20	1.22%	$6.34
Hypothetical (5% return less expenses)	1,000.00	1,018.80	1.22	6.12
Secured Options Portfolio
Actual	1,000.00	1,116.70	0.87	4.58
Hypothetical (5% return less expenses)	1,000.00	1,020.50	0.87	4.37
International Portfolio
Actual	1,000.00	1,020.20	1.14	5.73
Hypothetical (5% return less expenses)	1,000.00	1,019.20	1.14	5.72
Philadelphia International Fund
Actual	1,000.00	1,025.40	0.96	4.83
Hypothetical (5% return less expenses)	1,000.00	1,020.10	0.96	4.82
Philadelphia International Small Cap Fund - Class IV
Actual	1,000.00	1,084.90	1.10	5.70
Hypothetical (5% return less expenses)	1,000.00	1,019.40	1.10	5.52
Philadelphia International Emerging Markets Fund - Class IV
Actual	1,000.00	1,088.40	1.25	6.49
Hypothetical (5% return less expenses)	1,000.00	1,018.60	1.25	6.27

*	Expenses are calculated using the Portfolio’s annualized expense ratio (as disclosed in the table), which is net of fee waivers and expense reimbursements, if any, multiplied by the average account value for the period, multiplied by the number of days in the period (182 days), and divided by the number of days in the calendar year (366 days).

THE GLENMEDE PORTFOLIOS

Shareholder Expenses (Unaudited)

As a shareholder of a Glenmede Portfolio, you incur ongoing costs, including shareholder servicing fees and other portfolio expenses. The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Glenmede Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2011 to April 30, 2012.

Actual Expenses

The first line under each Portfolio in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for your Portfolio under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line under each Portfolio in the table below provides information about hypothetical account values and hypothetical expenses based on each Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. As a shareholder of a Glenmede Portfolio, you do not incur any transaction costs, such as sales charges (loads), redemption fees or exchange fees, but shareholders of other funds may incur such costs. Therefore, the second line under each Portfolio in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds whose shareholders may incur transaction costs.

				Expenses
	Beginning	Ending		Paid During
	Account	Account	Annualized	Period*
	Value	Value	Expense	(November 1 to
	(November 1, 2011)	(April 30, 2012)	Ratio	April 30, 2012)

Muni Intermediate Portfolio
Actual	$1,000.00	$1,029.80	0.25%	$1.26
Hypothetical (5% return less expenses)	1,000.00	1,023.60	0.25	1.26

THE GLENMEDE PORTFOLIOS

Shareholder Expenses (Unaudited) — (Concluded)

				Expenses
	Beginning	Ending		Paid During
	Account	Account	Annualized	Period*
	Value	Value	Expense	(November 1 to
	(November 1, 2011)	(April 30, 2012)	Ratio	April 30, 2012)

New Jersey Muni Portfolio
Actual	$1,000.00	$1,025.00	0.30%	$1.51
Hypothetical (5% return less expenses)	1,000.00	1,023.40	0.30	1.51

*	Expenses are calculated using the Portfolio’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days), and divided by the number of days in the calendar year (366 days).

THE GLENMEDE FUND, INC.

STATEMENTS OF ASSETS AND LIABILITIES
April 30, 2012 — (Unaudited)

			Core
	Government	Tax-Exempt	Fixed
	Cash	Cash	Income
	Portfolio	Portfolio	Portfolio
Assets:
Investments[1]:
Investments at value[2]	$356,532,092	$624,530,917	$441,069,027
Repurchase agreements at value	321,226,757	—	8,769,981

Total investments	677,758,849	624,530,917	449,839,008

Cash	16,742	68,360	—
Receivable for fund shares sold	—	—	21,730
Interest receivable	710,958	753,417	3,272,774
Prepaid expenses	29,818	26,276	14,378

Total assets	678,516,367	625,378,970	453,147,890

Liabilities:
Obligation to return securities lending collateral	—	—	32,439,710
Payable for fund shares redeemed	—	—	7,000
Dividend payable	56	1,193	—
Payable for Investment Advisory fees	—	—	122,207
Payable for Directors’ fees	22,311	17,202	10,215
Accrued expenses	154,781	142,018	91,695

Total liabilities	177,148	160,413	32,670,827

Net Assets	$678,339,219	$625,218,557	$420,477,063

Net Assets consist of:
Par value ($0.001 of shares outstanding)	678,348	625,428	36,129
Paid-in capital in excess of par value	677,669,132	624,592,735	392,779,225
Undistributed net investment income	39	1,194	514,597
Accumulated net realized gain (loss) from investment transactions	(8,300)	(800)	2,269,014
Net unrealized appreciation on investments	—	—	24,878,098

Total Net Assets	678,339,219	625,218,557	420,477,063

Shares Outstanding[3]	678,347,580	625,428,202	36,128,646

Net Asset Value Per Share	$1.00	$1.00	$11.64

[1] Investment at cost	$677,758,849	$624,530,917	$424,960,910
[2] Market value of securities on loan	—	—	$31,878,951
[3] Authorized shares	1,390,000,000	1,390,000,000	60,000,000

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

STATEMENTS OF ASSETS AND LIABILITIES — (Continued)
April 30, 2012 — (Unaudited)

		Small	Large
	Strategic	Cap	Cap
	Equity	Equity	Value
	Portfolio	Portfolio	Portfolio
Assets:
Investments[1]:
Investments at value[2]	$177,757,956	$372,787,032	$112,612,705
Repurchase agreements at value	788,548	6,980,547	265,415

Total investments	178,546,504	379,767,579	112,878,120

Receivable for securities sold	—	630,109	1,139,910
Receivable for fund shares sold	20,295	792,343	38,602
Dividends receivable	209,926	31,495	55,651
Interest receivable	733	10,430	202
Prepaid expenses	6,002	9,567	4,060

Total assets	178,783,460	381,241,523	114,116,545

Liabilities:
Payable for securities purchased	436,323	3,103,904	1,087,862
Obligation to return securities lending collateral	3,200,495	35,708,254	138,725
Payable for fund shares redeemed	94,479	92,700	14,640
Payable for Investment Advisory fees	81,385	154,991	52,579
Payable for Directors’ fees	4,662	8,513	2,268
Accrued expenses	57,440	92,780	38,831

Total liabilities	3,874,784	39,161,142	1,334,905

Net Assets	$174,908,676	$342,080,381	$112,781,640

Net Assets consist of:
Par value ($0.001 of shares outstanding)	8,950	18,708	10,828
Paid-in capital in excess of par value	130,040,062	299,252,944	104,415,710
Undistributed (distributions in excess of) net investment income	126,650	(90,166)	(28,486)
Accumulated net realized loss from investment transactions	(3,218,705)	(1,965,410)	(1,121,444)
Net unrealized appreciation on investments	47,951,719	44,864,305	9,505,032

Total Net Assets	174,908,676	342,080,381	112,781,640

Shares Outstanding[3]	8,949,768	18,708,202	10,828,405

Net Asset Value Per Share	$19.54	—	$10.42

Advisor Class — based on net assets of $329,013,881 and shares outstanding of 18,015,246 (80,000,000 authorized shares)	—	18.26	—

Institutional Class — based on net assets of $13,066,500 and shares outstanding of 692,956 (35,000,000 authorized shares)[4]	—	18.86	—

[1] Investment at cost	$130,594,785	$334,903,274	$103,373,088
[2] Market value of securities on loan	$3,145,924	$34,578,549	$135,873
[3] Authorized shares	75,000,000	115,000,000	75,000,000

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

STATEMENTS OF ASSETS AND LIABILITIES — (Continued)
April 30, 2012 — (Unaudited)

	U.S.	Large	Large
	Emerging	Cap	Cap
	Growth	100	Growth
	Portfolio	Portfolio	Portfolio
Assets:
Investments[1]:
Investments at value[2]	$34,262,621	$115,855,635	$89,403,984
Repurchase agreements at value	65,060	1,081,591	618,307

Total investments	34,327,681	116,937,226	90,022,291

Receivable for fund shares sold	—	5,800	80,500
Dividends receivable	3,962	109,066	50,505
Interest receivable	1,537	641	—
Prepaid expenses	564	3,532	2,922

Total assets	34,333,744	117,056,265	90,156,218

Liabilities:
Payable for securities purchased	—	746,935	—
Obligation to return securities lending collateral	7,057,613	2,308,981	—
Payable for fund shares redeemed	2,598	75,800	45,715
Payable for Investment Advisory fees	12,631	52,138	40,612
Payable for Directors’ fees	627	2,768	2,010
Accrued expenses	4,471	29,472	19,513

Total liabilities	7,077,940	3,216,094	107,850

Net Assets	$27,255,804	$113,840,171	$90,048,368

Net Assets consist of:
Par value ($0.001 of shares outstanding)	3,602	8,068	5,900
Paid-in capital in excess of par value	27,846,039	103,629,588	79,536,640
Undistributed net investment income	15,436	49,012	80,256
Accumulated net realized loss from investment transactions	(4,202,008)	(13,095,960)	(3,534,544)
Net unrealized appreciation on investments	3,592,735	23,249,463	13,960,116

Total Net Assets	27,255,804	113,840,171	90,048,368

Shares Outstanding[3]	3,601,889	8,068,499	5,899,944

Net Asset Value Per Share	$7.57	$14.11	$15.26

[1] Investment at cost	$30,734,946	$93,687,763	$76,062,175
[2] Market value of securities on loan	$6,800,150	$2,233,866	—
[3] Authorized shares	75,000,000	20,000,000	20,000,000

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

STATEMENTS OF ASSETS AND LIABILITIES — (Continued)
April 30, 2012 — (Unaudited)

		Total	Secured
	Long/Short	Market	Options
	Portfolio	Portfolio	Portfolio
Assets:
Investments[1]:
Investments at value[2]	$21,392,550	$61,982,081	$153,549,135
Repurchase agreements at value	490,079	1,210,338	39,978,901

Total investments	21,882,629	63,192,419	193,528,036

Receivable from Advisor	180	—	—
Receivable for securities sold	—	—	60,177
Dividends receivable	7,198	51,263	—
Interest receivable	846	325	11
Cash collateral on deposit at broker (Note 1)	10,371,280	13,844,483	145,528,000
Prepaid expenses	555	1,680	11,757
Other assets	—	21,656	—

Total assets	32,262,688	77,111,826	339,127,981

Liabilities:
Foreign currency due to custodian, at value (Note 1)[3]	733	1,093	—
Payable for securities purchased	—	554,918	—
Obligation to return securities lending collateral	5,362,445	15,155,499	—
Payable for fund shares redeemed	—	—	16,246
Options written, at value[4]	—	—	3,451,140
Dividend payable on securities sold short	5,963	12,917	—
Payable for securities sold short, at value[5]	10,064,295	13,469,200	—
Payable for Investment Advisory fees	12,022	34,302	153,158
Payable for Directors’ fees	370	1,246	7,345
Accrued expenses	5,129	12,026	83,341

Total liabilities	15,450,957	29,241,201	3,711,230

Net Assets	$16,811,731	$47,870,625	$335,416,751

Net Assets consist of:
Par value ($0.001 of shares outstanding)	1,821	4,875	25,871
Paid-in capital in excess of par value	23,883,927	49,492,391	302,928,844
Undistributed (distributions in excess of) net investment income	(79,839)	42,805	(1,291,723)
Accumulated net realized gain (loss) from investment transactions	(9,082,031)	(10,895,079)	31,179,905
Net unrealized appreciation on investments	2,206,116	9,376,195	664,614
Net unrealized appreciation on options written	—	—	1,909,240
Net unrealized appreciation (depreciation) on securities sold short	(118,265)	(150,564)	—
Net unrealized appreciation on foreign currencies	2	2	—

Total Net Assets	16,811,731	47,870,625	335,416,751

Shares Outstanding[6]	1,821,072	4,875,244	25,870,584

Net Asset Value Per Share	$9.23	$9.82	$12.97

[1] Investment at cost	$19,676,513	$53,816,224	$192,863,422
[2] Market value of securities on loan	$5,182,876	$14,699,979	—
[3] Foreign currency cost	$(732)	$(1,091)	—
[4] Premiums received from options written	—	—	$5,360,379
[5] Proceeds from securities sold short	$9,946,030	$13,318,636	—
[6] Authorized shares	20,000,000	20,000,000	40,000,000

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

STATEMENTS OF ASSETS AND LIABILITIES — (Continued)
April 30, 2012 — (Unaudited)

		Philadelphia
	International	International
	Portfolio	Fund
Assets:
Investments[1]:
Investments at value[2]	$228,106,187	$53,785,110
Repurchase agreements at value	144,199	436,399

Total investments	228,250,386	54,221,509

Foreign currency, at value (Note 1)[3]	—	44,555
Receivable for securities sold	5,158,992	274,088
Receivable for spot foreign currency contracts sold	5,294,497	309,137
Receivable for fund shares sold	86,000	6,816
Dividends receivable	1,531,917	385,083
Interest receivable	48,853	9,185
Foreign tax reclaims receivable	266,665	67,361
Prepaid expenses	8,741	2,928

Total assets	240,646,051	55,320,662

Liabilities:
Payable for securities purchased	226,196	51,033
Payable for spot foreign currency contracts purchased	5,319,088	311,033
Obligation to return securities lending collateral	23,724,214	5,226,475
Payable for fund shares redeemed	31,469	51,173
Payable for Investment Advisory fees	134,017	33,991
Payable for Directors’ fees	5,946	2,440
Accrued expenses	97,711	15,124

Total liabilities	29,538,641	5,691,269

Net Assets	$211,107,410	$49,629,393

Net Assets consist of:
Par value ($0.001 of shares outstanding)	17,293	4,507
Paid-in capital in excess of par value	274,198,328	131,799,910
Undistributed net investment income	1,152,416	277,869
Accumulated net realized loss from investment transactions	(78,715,588)	(88,116,667)
Net unrealized appreciation on investments	14,433,060	5,653,720
Net unrealized appreciation on foreign currencies	21,901	10,054

Total Net Assets	211,107,410	49,629,393

Shares Outstanding[4]	17,292,669	4,507,251

Net Asset Value Per Share	$12.21	$11.01

[1] Investment at cost	$213,817,326	$48,567,789
[2] Market value of securities on loan	$22,278,516	$4,874,113
[3] Foreign currency cost	—	$44,551
[4] Authorized shares	75,000,000	70,000,000

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

STATEMENTS OF ASSETS AND LIABILITIES — (Concluded)
April 30, 2012 — (Unaudited)

	Philadelphia	Philadelphia
	International	International
	Small	Emerging
	Cap	Markets
	Fund	Fund
Assets:
Investments[1]:
Investments at value	$3,226,752	$2,360,797
Repurchase agreements at value	7,754	17,535

Total investments	3,234,506	2,378,332

Foreign currency, at value (Note 1)[2]	1,872	3,727
Receivable from Advisor	—	6,275
Receivable for securities sold	28,555	1,030
Receivable for spot foreign currency contracts sold	46,686	546
Receivable for fund shares sold	9	—
Dividends receivable	26,095	15,332
Foreign tax reclaims receivable	406	—
Prepaid expenses	103	73

Total assets	3,338,232	2,405,315

Liabilities:
Payable for securities purchased	16,411	6,720
Payable for spot foreign currency contracts purchased	46,735	547
Payable for Investment Advisory fees	1,622	1,337
Payable for Directors’ fees	72	34
Accrued expenses	13,978	14,550

Total liabilities	78,818	23,188

Net Assets	$3,259,414	$2,382,127

Net Assets consist of:
Par value ($0.001 of shares outstanding)	364	262
Paid-in capital in excess of par value	3,589,944	2,638,141
Undistributed net investment income	12,832	10,004
Accumulated net realized loss from investment transactions	(218,874)	(147,549)
Net unrealized depreciation on investments	(125,306)	(117,397)
Net unrealized appreciation (depreciation) on foreign currencies	454	(1,334)

Total Net Assets	3,259,414	2,382,127

Shares Outstanding[3]	364,412	262,316

Net Asset Value Per Share	$8.94	$9.08

Class IV — based on net assets of $3,259,414 and $2,382,127, respectively and shares outstanding of 364,412 and 262,316, respectively	8.94	9.08

[1] Investment at cost	$3,359,812	$2,495,729
[2] Foreign currency cost	$1,871	$3,711
[3] Authorized shares - Class I	10,000,000	10,000,000
[3] Authorized shares - Class IV	10,000,000	10,000,000

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

STATEMENTS OF OPERATIONS
For the Six Months Ended April 30, 2012 — (Unaudited)

			Core
	Government	Tax-Exempt	Fixed
	Cash	Cash	Income
	Portfolio	Portfolio	Portfolio
Investment income:
Interest	$597,257	$381,113	$6,514,889
Income from security lending	1,297	—	10,025

Total investment income	598,554	381,113	6,524,914

Expenses:
Management fees	—	—	670,928
Administration, transfer agent and custody fees	212,114	194,979	117,089
Professional fees	102,754	85,916	45,467
Shareholder report expenses	20,507	17,158	12,015
Shareholder servicing fees	366,659	325,384	191,694
Directors’ fees and expenses	42,172	35,323	20,354
Registration and filing fees	1,323	1,659	2,899
Other expenses	46,868	34,973	20,529

Total expenses	792,397	695,392	1,080,975

Less expenses waived/reimbursed	(195,655)	(315,623)	—

Net expenses	596,742	379,769	1,080,975

Net investment income	1,812	1,344	5,443,939

Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investment transactions	(8,300)	—	2,290,844

Net change in unrealized gain of:
Investments	—	—	3,984,454

Net realized and unrealized gain (loss)	(8,300)	—	6,275,298

Net increase (decrease) in net assets resulting from operations	$(6,488)	$1,344	$11,719,237

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

STATEMENTS OF OPERATIONS — (Continued)
For the Six Months Ended April 30, 2012 — (Unaudited)

		Small	Large
	Strategic	Cap	Cap
	Equity	Equity	Value
	Portfolio	Portfolio	Portfolio
Investment income:
Dividends	$1,519,522	$1,649,302	$1,081,668
Interest	38	344	64
Income from security lending	9,868	46,983	3,139

Total investment income	1,529,428	1,696,629	1,084,871

Expenses:
Management fees	445,842	750,004	288,850
Administration, transfer agent and custody fees	47,343	87,260	37,680
Professional fees	19,910	31,351	11,167
Shareholder report expenses	6,644	10,297	3,908
Shareholder servicing fees (Advisor Class)	162,124	332,848	105,036
Shareholder servicing fees (Institutional Class)	—	1,612	—
Directors’ fees and expenses	8,694	14,646	5,183
Registration and filing fees	3,361	17,311	9,050
Other expenses	9,270	10,662	4,483

Total expenses	703,188	1,255,991	465,357

Net investment income	826,240	440,638	619,514

Realized and unrealized gain (loss):
Net realized gain on:
Investment transactions	667,803	3,695,569	4,115,467

Net change in unrealized gain of:
Investments	20,349,876	21,978,171	5,752,642

Net realized and unrealized gain	21,017,679	25,673,740	9,868,109

Net increase in net assets resulting from operations	$21,843,919	$26,114,378	$10,487,623

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

STATEMENTS OF OPERATIONS — (Continued)
For the Six Months Ended April 30, 2012 — (Unaudited)

	U.S.	Large	Large
	Emerging	Cap	Cap
	Growth	100	Growth
	Portfolio	Portfolio	Portfolio
Investment income:
Dividends[1]	$116,696	$967,880	$530,458
Interest	12	38	38
Income from security lending	7,568	3,888	—

Total investment income	124,276	971,806	530,496

Expenses:
Management fees	60,970	275,653	203,921
Administration, transfer agent and custody fees	10,785	30,938	24,687
Professional fees	2,432	11,657	7,992
Shareholder report expenses	866	4,004	2,856
Shareholder servicing fees	27,713	100,238	74,153
Directors’ fees and expenses	1,100	5,198	3,755
Registration and filing fees	3,561	3,289	3,290
Other expenses	1,413	5,511	3,689

Total expenses	108,840	436,488	324,343

Net investment income	15,436	535,318	206,153

Realized and unrealized gain (loss):
Net realized gain on:
Investment transactions	194,892	2,918,695	2,298,485

Net change in unrealized gain of:
Investments	2,030,511	8,376,426	5,474,565

Net realized and unrealized gain	2,225,403	11,295,121	7,773,050

Net increase in net assets resulting from operations	$2,240,839	$11,830,439	$7,979,203

[1]	The Large Cap 100 Portfolio and Large Cap Growth Portfolio had foreign dividend withholding taxes of $127 and $454, respectively.

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

STATEMENTS OF OPERATIONS — (Continued)
For the Six Months Ended April 30, 2012 — (Unaudited)

		Total	Secured
	Long/Short	Market	Options
	Portfolio	Portfolio	Portfolio
Investment income:
Dividends	$130,300	$527,830	$35,293
Interest	29	26	1,298
Income from security lending	5,943	5,160	—

Total investment income	136,272	533,016	36,591

Expenses:
Management fees	92,597	282,130	813,607
Administration, transfer agent and custody fees	9,467	18,430	107,265
Professional fees	1,624	10,473	32,865
Shareholder report expenses	557	1,881	10,655
Shareholder servicing fees	15,433	47,022	295,857
Dividends and Interest on securities sold short	91,229	112,778	—
Directors’ fees and expenses	789	2,411	14,800
Short position flex fees	—	40,587	—
Registration and filing fees	4,076	4,447	4,273
Other expenses	912	2,670	11,910

Total expenses	216,684	522,829	1,291,232

Less expenses waived/reimbursed	(28,990)	(82,286)	—

Net expenses	187,694	440,543	1,291,232

Net investment income (loss)	(51,422)	92,473	(1,254,641)

Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investment transactions	201,767	1,955,401	49,645
Options written	—	—	32,417,850
Securities sold short	(390,374)	(561,334)	—
Foreign currency transactions	(47)	(71)	—

Net realized gain (loss)	(188,654)	1,393,996	32,467,495

Net change in unrealized gain (loss) of:
Investments	1,299,910	4,066,833	374,631
Options written	—	—	644,018
Securities sold short	(493,498)	(912,250)	—

Net change in unrealized gain	806,412	3,154,583	1,018,649

Net realized and unrealized gain	617,758	4,548,579	33,486,144

Net increase in net assets resulting from operations	$566,336	$4,641,052	$32,231,503

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

STATEMENTS OF OPERATIONS — (Continued)
For the Six Months Ended April 30, 2012 — (Unaudited)

		Philadelphia
	International	International
	Portfolio	Fund
Investment income:
Dividends[1]	$3,774,999	$1,125,660
Interest	90	75
Income from security lending	107,162	24,603

Total investment income	3,882,251	1,150,338

Expenses:
Management fees	861,173	279,537
Administration, transfer agent and custody fees	85,692	42,495
Professional fees	31,483	10,721
Shareholder report expenses	10,313	1,967
Shareholder servicing fees	287,058	—
Directors’ fees and expenses	11,675	4,458
Registration and filing fees	4,099	10,884
Other expenses	21,361	7,533

Total expenses	1,312,854	357,595

Net investment income	2,569,397	792,743

Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investment transactions	684,589	(60,293)
Foreign currency transactions	(205,495)	(52,621)

Net realized gain (loss)	479,094	(112,914)

Net change in unrealized gain (loss) of:
Investments	208,611	2,389,930
Foreign currency translation	(31,964)	(5,253)

Net change in unrealized gain	176,647	2,384,677

Net realized and unrealized gain	655,741	2,271,763

Net increase in net assets resulting from operations	$3,225,138	$3,064,506

[1]	The International Portfolio and Philadelphia International Fund had foreign dividend withholding taxes of $273,396 and $81,206, respectively.

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

STATEMENTS OF OPERATIONS — (Concluded)
For the Six Months Ended April 30, 2012 — (Unaudited)

	Philadelphia	Philadelphia
	International	International
	Small	Emerging
	Cap	Markets
	Fund	Fund
Investment income:
Dividends[1]	$55,634	$37,030

Total investment income	55,634	37,030

Expenses:
Management fees	8,940	7,223
Administration, transfer agent and custody fees	32,723	46,358
Professional fees	5,477	5,391
Shareholder report expenses	403	32
Shareholder servicing fees (Class IV)	298	222
Directors’ fees and expenses	171	124
Registration and filing fees	1,366	1,366
Other expenses	236	212

Total expenses	49,614	60,928

Less expenses waived/reimbursed	(33,196)	(47,037)

Net expenses	16,418	13,891

Net investment income	39,216	23,139

Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investment transactions	(100,499)	(83,331)
Foreign currency transactions	(194)	(1,163)

Net realized loss	(100,693)	(84,494)

Net change in unrealized gain (loss) of:
Investments	312,987	247,467
Foreign currency translation	561	(865)

Net change in unrealized gain	313,548	246,602

Net realized and unrealized gain	212,855	162,108

Net increase in net assets resulting from operations	$252,071	$185,247

[1]	The Philadelphia International Small Cap Fund and Philadelphia International Emerging Markets Fund had foreign dividend withholding taxes of $5,055 and $2,736, respectively.

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

STATEMENTS OF CHANGES IN NET ASSETS
For the Six Months Ended April 30, 2012 — (Unaudited)

			Core
	Government	Tax-Exempt	Fixed
	Cash	Cash	Income
	Portfolio	Portfolio	Portfolio
Increase (decrease) in net assets
Operations:
Net investment income	$1,812	$1,344	$5,443,939
Net realized gain on:
Investment transactions	(8,300)	—	2,290,844
Net change in unrealized gain of:
Investments	—	—	3,984,454

Net increase (decrease) in net assets resulting from operations	(6,488)	1,344	11,719,237
Distributions to shareholders from:
Net investment income	(1,771)	(1,350)	(5,910,990)
Net realized gain on investments	(9,801)	—	(6,423,074)
Net increase (decrease) in net assets from capital share transactions	(51,926,787)	39,657,676	59,750,523

Net increase (decrease) in net assets	(51,944,847)	39,657,670	59,135,696

NET ASSETS:
Beginning of period	730,284,066	585,560,887	361,341,367

End of period	$678,339,219	$625,218,557	$420,477,063

Undistributed net investment income included in net assets at end of period	$39	$1,194	$514,597

For the Year Ended October 31, 2011
			Core
	Government	Tax-Exempt	Fixed
	Cash	Cash	Income
	Portfolio	Portfolio	Portfolio
Increase (decrease) in net assets
Operations:
Net investment income	$44,243	$60,684	$11,529,218
Net realized gain on:
Investment transactions	9,846	—	7,882,286
Net change in unrealized loss of:
Investments	—	—	(8,314,368)

Net increase in net assets resulting from operations	54,089	60,684	11,097,136
Distributions to shareholders from:
Net investment income	(118,670)	(60,689)	(12,295,516)
Net increase (decrease) in net assets from capital share transactions	63,860,487	34,677,928	(34,343,921)

Net increase (decrease) in net assets	63,795,906	34,677,923	(35,542,301)

NET ASSETS:
Beginning of year	666,488,160	550,882,964	396,883,668

End of year	$730,284,066	$585,560,887	$361,341,367

Undistributed (distributions in excess of) net investment income included in net assets at end of year	$(2)	$1,200	$981,648

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

STATEMENTS OF CHANGES IN NET ASSETS — (Continued)

For the Six Months Ended April 30, 2012 — (Unaudited)

	Strategic	Small Cap	Large Cap
	Equity	Equity	Value
	Portfolio	Portfolio	Portfolio
Increase (decrease) in net assets
Operations:
Net investment income	$826,240	$440,638	$619,514
Net realized gain on:
Investment transactions	667,803	3,695,569	4,115,467
Net change in unrealized gain of:
Investments	20,349,876	21,978,171	5,752,642

Net increase in net assets resulting from operations	21,843,919	26,114,378	10,487,623
Distributions to shareholders from:
Net investment income:
Advisor Class	(699,590)	(519,655)	(648,579)
Institutional Class	—	(14,982)	—
Net increase (decrease) in net assets from capital share transactions	(128,576)	99,293,929	16,069,646

Net increase in net assets	21,015,753	124,873,670	25,908,690

NET ASSETS:
Beginning of period	153,892,923	217,206,711	86,872,950

End of period	$174,908,676	$342,080,381	$112,781,640

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$126,650	$(90,166)	$(28,486)

For the Year Ended October 31, 2011
	Strategic	Small Cap	Large Cap
	Equity	Equity	Value
	Portfolio	Portfolio	Portfolio
Increase (decrease) in net assets
Operations:
Net investment income	$1,182,153	$25,115	$532,275
Net realized loss on:
Investment transactions	8,065,191	13,241,921	(1,086,977)
Net change in unrealized loss of:
Investments	168,075	(1,525,154)	(1,259,508)

Net increase (decrease) in net assets resulting from operations	9,415,419	11,741,882	(1,814,210)
Distributions to shareholders from:
Net investment income:
Advisor Class	(1,168,107)	(64,083)	(531,696)
Institutional Class	—	(68)	—
Net increase (decrease) in net assets from capital share transactions	(11,581,569)	76,699,717	41,735,024

Net increase (decrease) in net assets	(3,334,257)	88,377,448	39,389,118

NET ASSETS:
Beginning of year	157,227,180	128,829,263	47,483,832

End of year	$153,892,923	$217,206,711	$86,872,950

Undistributed net investment income included in net assets at end of year	—	$3,833	$579

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

STATEMENTS OF CHANGES IN NET ASSETS — (Continued)

For the Six Months Ended April 30, 2012 — (Unaudited)

	U.S.
	Emerging	Large Cap	Large Cap
	Growth	100	Growth
	Portfolio	Portfolio	Portfolio
Increase (decrease) in net assets
Operations:
Net investment income	$15,436	$535,318	$206,153
Net realized gain on:
Investment transactions	194,892	2,918,695	2,298,485
Net change in unrealized gain of:
Investments	2,030,511	8,376,426	5,474,565

Net increase in net assets resulting from operations	2,240,839	11,830,439	7,979,203
Distributions to shareholders from:
Net investment income	—	(577,058)	(125,897)
Net increase in net assets from capital share transactions	6,343,626	11,516,941	17,213,692

Net increase in net assets	8,584,465	22,770,322	25,066,998

NET ASSETS:
Beginning of period	18,671,339	91,069,849	64,981,370

End of period	$27,255,804	$113,840,171	$90,048,368

Undistributed net investment income included in net assets at end of period	$15,436	$49,012	$80,256

For the Year Ended October 31, 2011
	U.S.
	Emerging	Large Cap	Large Cap
	Growth	100	Growth
	Portfolio	Portfolio	Portfolio
Increase (decrease) in net assets
Operations:
Net investment income (loss)	$(44,159)	$793,752	$333,226
Net realized gain on:
Investment transactions	4,299,449	9,526,177	6,205,677
Net change in unrealized loss of:
Investments	(2,274,654)	(1,400,849)	(879,014)

Net increase in net assets resulting from operations	1,980,636	8,919,080	5,659,889
Distributions to shareholders from:
Net investment income	—	(717,124)	(320,756)
Net increase (decrease) in net assets from capital share transactions	(952,639)	(3,560,309)	9,602,047

Net increase in net assets	1,027,997	4,641,647	14,941,180

NET ASSETS:
Beginning of year	17,643,342	86,428,202	50,040,190

End of year	$18,671,339	$91,069,849	$64,981,370

Undistributed net investment income included in net assets at end of year	—	$90,752	—

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

STATEMENTS OF CHANGES IN NET ASSETS — (Continued)

For the Six Months Ended April 30, 2012 — (Unaudited)

		Total	Secured
	Long/Short	Market	Options
	Portfolio	Portfolio	Portfolio
Increase (decrease) in net assets
Operations:
Net investment income (loss)	$(51,422)	$92,473	$(1,254,641)
Net realized gain (loss) on:
Investment transactions	201,767	1,955,401	49,645
Options written	—	—	32,417,850
Foreign currency transactions	(47)	(71)	—
Securities sold short	(390,374)	(561,334)	—
Net change in unrealized gain (loss) of:
Investments	1,299,910	4,066,833	374,631
Options Written	—	—	644,018
Securities sold short	(493,498)	(912,250)	—

Net increase in net assets resulting from operations	566,336	4,641,052	32,231,503
Distributions to shareholders from:
Net investment income	—	(46,904)	—
Net realized gain on investments	—	—	(9,307,348)
Net increase in net assets from capital share transactions	1,878,286	2,207,136	54,873,936

Net increase in net assets	2,444,622	6,801,284	77,798,091

NET ASSETS:
Beginning of period	14,367,109	41,069,341	257,618,660

End of period	$16,811,731	$47,870,625	$335,416,751

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$(79,839)	$42,805	$(1,291,723)

For the Year Ended October 31, 2011
		Total	Secured
	Long/Short	Market	Options
	Portfolio	Portfolio	Portfolio
Increase (decrease) in net assets
Operations:
Net investment income (loss)	$(81,077)	$54,471	$(1,727,642)
Net realized gain (loss) on:
Investment transactions	1,510,925	3,848,564	593,326
Options written	—	—	9,660,303
Foreign currency transactions	(15)	(16)	—
Securities sold short	(480,631)	(1,084,096)	—
Net change in unrealized gain (loss) of:
Investments	(538,266)	(1,493,111)	73,375
Options Written	—	—	775,508
Foreign currency translation	2	2	—
Securities sold short	154,876	916,561	—

Net increase in net assets resulting from operations	565,814	2,242,375	9,374,870
Distributions to shareholders from:
Net investment income	—	(29,993)	—
Net realized gain on investments	—	—	(4,266,060)
Net increase in net assets from capital share transactions	2,457,108	4,405,503	139,634,291

Net increase in net assets	3,022,922	6,617,885	144,743,101

NET ASSETS:
Beginning of year	11,344,187	34,451,456	112,875,559

End of year	$14,367,109	$41,069,341	$257,618,660

Distributions in excess of net investment included in net assets at end of year	$(28,417)	$(2,764)	$(37,082)

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

STATEMENTS OF CHANGES IN NET ASSETS — (Continued)

For the Six Months Ended April 30, 2012 — (Unaudited)

		Philadelphia
	International	International
	Portfolio	Fund
Increase (decrease) in net assets
Operations:
Net investment income	$2,569,397	$792,743
Net realized gain (loss) on:
Investment transactions	684,589	(60,293)
Foreign currency transactions	(205,495)	(52,621)
Net change in unrealized gain (loss) of:
Investments	208,611	2,389,930
Foreign currency translation	(31,964)	(5,253)

Net increase in net assets resulting from operations	3,225,138	3,064,506
Distributions to shareholders from:
Net investment income	(1,640,537)	(598,971)
Net decrease in net assets from capital share transactions	(61,905,364)	(36,468,713)

Net decrease in net assets	(60,320,763)	(34,003,178)

NET ASSETS:
Beginning of period	271,428,173	83,632,571

End of period	$211,107,410	$49,629,393

Undistributed net investment income included in net assets at end of period	$1,152,416	$277,869

For the Year Ended October 31, 2011
		Philadelphia
	International	International
	Portfolio	Fund
Increase (decrease) in net assets
Operations:
Net investment income	$8,048,955	$2,389,160
Net realized gain (loss) on:
Investment transactions	28,072,560	4,736,008
Foreign currency transactions	(384,426)	(94,305)
Net change in unrealized gain (loss) of:
Investments	(55,947,908)	(13,859,444)
Foreign currency translation	(6,703)	1,020

Net decrease in net assets resulting from operations	(20,217,522)	(6,827,561)
Distributions to shareholders from:
Net investment income	(7,733,015)	(2,327,000)
Net decrease in net assets from capital share transactions	(89,463,940)	(13,402,241)

Net decrease in net assets	(117,414,477)	(22,556,802)

NET ASSETS:
Beginning of year	388,842,650	106,189,373

End of year	$271,428,173	$83,632,571

Undistributed net investment income included in net assets at end of year	$223,556	$84,097

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

STATEMENTS OF CHANGES IN NET ASSETS — (Concluded)

For the Six Months Ended April 30, 2012 — (Unaudited)

	Philadelphia	Philadelphia
	International	International
	Small Cap	Emerging
	Fund	Markets Fund
Increase (decrease) in net assets
Operations:
Net investment income	$39,216	$23,139
Net realized loss on:
Investment transactions	(100,499)	(83,331)
Foreign currency transactions	(194)	(1,163)
Net change in unrealized gain (loss) of:
Investments	312,987	247,467
Foreign currency translation	561	(865)

Net increase in net assets resulting from operations	252,071	185,247
Distributions to shareholders from:
Net investment income:
Class IV	(25,199)	(22,466)
Net increase in net assets from capital share transactions	108,920	68,099

Net increase in net assets	335,792	230,880

NET ASSETS:
Beginning of period	2,923,622	2,151,247

End of period	$3,259,414	$2,382,127

Undistributed net investment income included in net assets at end of period	$12,832	$10,004

For the Period Ended October 31, 2011
	Philadelphia	Philadelphia
	International	International
	Small Cap	Emerging
	Fund[1]	Markets Fund[2]
Increase (decrease) in net assets
Operations:
Net investment income	$37,168	$21,927
Net realized gain (loss) on:
Investment transactions	(113,450)	(67,572)
Foreign currency transactions	3,712	(8,079)
Net change in unrealized loss of:
Investments	(438,293)	(364,864)
Foreign currency translation	(107)	(469)

Net decrease in net assets resulting from operations	(510,970)	(419,057)
Distributions to shareholders from:
Net investment income:
Class IV	(46,796)	—
Net increase in net assets from capital share transactions	3,481,388	2,570,304

Net increase in net assets	2,923,622	2,151,247

NET ASSETS:
Beginning of period	—	—

End of period	$2,923,622	$2,151,247

Undistributed (distributions in excess of) net investment income included in net assets at end of year	$(1,185)	$9,331

 1 The Philadelphia International Small Cap Fund commenced operations on May 31, 2011.
 2 The Philadelphia International Emerging Markets Fund commenced operations on June 30, 2011.

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

STATEMENT OF CASH FLOWS
For the Six Months Ended April 30, 2012 — (Unaudited)

Long/Short
Portfolio
Cash Flows from operating activities
Net increase in net assets resulting from operations	$566,336
Adjustments to reconcile net increase in net assets resulting from operations to net cash provided by (used in) operating activities:
Investments purchased	(8,849,042)
Investments sold	8,009,593
Purchases to cover securities sold short	(7,492,886)
Securities sold short	7,924,556
(Purchase)/Sale of short term investments, net	(343,161)
Decrease in Receivable from Investment Advisor	5,012
(Increase) in Interest receivable	(108)
(Increase) in Cash collateral on deposit at broker	(1,096,023)
(Increase) in Dividends receivable	(1,464)
(Increase) in Prepaid expenses	(148)
Increase in Dividends payable for securities sold short	1,637
(Decrease) in Investment Advisory fees	(1,421)
Increase in Directors fees	75
(Decrease) in Accrued expenses	(420)
Net change in unrealized gain (loss) on investments	(1,299,910)
Net realized gain from investments	(201,767)
Net change in unrealized gain (loss) on securities sold short	493,498
Net realized loss from securities sold short	390,374

Net cash provided by (used for) operating activities	(1,895,269)

Cash flows from (used in) financing activities
Proceeds from shares sold	2,326,437
Payments on shares redeemed	(431,901)

Net cash provided by (used for) financing activities	1,894,536

Net increase (decrease) in cash	(733)
Cash at beginning of period	—

Cash at end of period	$(733)

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

STATEMENT OF CASH FLOWS — (Concluded)
For the Six Months Ended April 30, 2012 — (Unaudited)

Total
Market
Portfolio
Cash Flows from operating activities
Net increase in net assets resulting from operations	$4,641,052
Adjustments to reconcile net increase in net assets resulting from operations to net cash provided by (used in) operating activities:
Investments purchased	(41,774,124)
Investments sold	38,644,501
Purchases to cover securities sold short	(11,886,117)
Securities sold short	13,532,561
(Purchase)/Sale of short term investments, net	(812,302)
Decrease in Receivable from Investment Advisor	11,640
Decrease in Interest receivable	110
(Increase) in Cash collateral on deposit at broker	(2,960,624)
(Increase) in Other Assets	(21,656)
(Increase) in Dividends receivable	(2,841)
(Increase) in Prepaid expenses	(62)
Increase in Dividends payable for securities sold short	7,359
(Decrease) in Investment Advisory fees	(5,604)
Increase in Directors fees	192
(Decrease) in Accrued expenses	(3,984)
Proceeds received for the collateralization of short sales	2,960,624
Net change in unrealized gain (loss) on investments	(4,066,833)
Net realized gain from investments	(1,955,401)
Net change in unrealized gain (loss) on securities sold short	912,250
Net realized loss from securities sold short	561,334

Net cash provided by (used for) operating activities	(2,217,925)

Cash flows from (used in) financing activities
Proceeds from shares sold	11,866,758
Payments on shares redeemed	(9,607,109)
Cash distributions paid	(42,817)

Net cash provided by (used for) financing activities	2,216,832

Net increase (decrease) in cash	(1,093)
Cash at beginning of period	—

Cash at end of period	$(1,093)

Non-cash financial activities not included herein consist of reinvestment of $4,087

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

FINANCIAL HIGHLIGHTS
For a share outstanding throughout each year

	Government Cash Portfolio
	For the
	Period
	Ended
	April 30,		For the Years Ended October 31,
	2012[1]		2011[2]		2010[2]	2009	2008[2]	2007

Net asset value, beginning of period	$1.00		$1.00		$1.00	$1.00	$1.00	$1.00

Income from investment operations:
Net investment income	0.000	[3]	0.000	[3]	0.001	0.007	0.031	0.051
Net realized gain (loss) on investments	0.000	[3]	0.000	[3]	0.000	0.000	(0.001)	0.000

Total from investment operations	0.000	[3]	0.000	[3]	0.001	0.007	0.030	0.051

Distributions to shareholders from:
Net investment income	0.000	[3]	0.000	[3]	(0.001)	(0.007)	(0.030)	(0.051)
Net realized capital gains	0.000	[3]	—		—	—	—	—

Total distributions	$0.000	[3]	$0.000		$(0.001)	$(0.007)	$(0.030)	$(0.051)

Net asset value, end of period	$1.00		$1.00		$1.00	$1.00	$1.00	$1.00

Total return	0.00%[4,5]		0.02%		0.06%	0.65%	3.05%	5.17%

Ratios to average net assets/ Supplemental data:
Net assets, end of period (in 000s)	$678,339		$730,284		$666,488	$695,380	$723,520	$784,655
Ratio of operating expenses to average net assets	0.22%[6]		0.21%		0.22%	0.25%	0.21%	0.19%
Ratio of operating expenses after waiver/reimbursement to average net assets	0.16%[6]		0.17%		0.22%	—%	—%	—%
Ratio of net investment income to average net assets	0.00%[5,6]		0.01%		0.06%	0.65%	3.06%	5.05%

[1]	Unaudited.
[2]	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
[3]	Amount rounds to less than $0.001 per share.
[4]	Total return calculation is not annualized.
[5]	Amount rounds to less than 0.01% per share.
[6]	Annualized.

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

FINANCIAL HIGHLIGHTS
For a share outstanding throughout each year

	Tax-Exempt Cash Portfolio
	For the
	Period
	Ended
	April 30,	For the Years Ended October 31,
	2012[1]	2011	2010	2009	2008[2]	2007

Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Income from investment operations:
Net investment income	0.000 [3]	0.000[3]	0.000[3]	0.002	0.020	0.034
Net realized gain on investments	0.000	0.000	0.000	0.000	0.001	0.000

Total from investment operations	0.000 [3]	0.000	0.000	0.002	0.021	0.034

Distributions to shareholders from:
Net investment income	0.000 [3]	0.000	0.000[3]	(0.002)	(0.021)	(0.034)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total return	0.00%[4,5]	0.01%	0.02%	0.17%	2.09%	3.45%

Ratios to average net assets/ Supplemental data:
Net assets, end of period (in 000s)	$625,219	$585,561	$550,883	$616,119	$1,137,156	$646,665
Ratio of operating expenses to average net assets	0.21%[6]	0.21%	0.22%	0.25%	0.19%	0.19%
Ratio of operating expenses after waiver/reimbursement to average net assets	0.12%[6]	0.17%	0.21%	0.24%	—%	—%
Ratio of net investment income to average net assets	0.00%[5,6]	0.01%	0.02%	0.20%	2.03%	3.39%

[1]	Unaudited.
[2]	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
[3]	Amount rounds to less than $0.001 per share.
[4]	Total return calculation is not annualized.
[5]	Amount rounds to less than 0.01% per share.
[6]	Annualized.

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

FINANCIAL HIGHLIGHTS
For a share outstanding throughout each year

	Core Fixed Income Portfolio
	For the
	Period
	Ended
	April 30,	For the Years Ended October 31,
	2012[1]	2011	2010[2]	2009	2008	2007[2]

Net asset value, beginning of period	$11.67	$11.67	$11.37	$10.35	$10.64	$10.62

Income from investment operations:
Net investment income	0.16	0.38	0.39	0.40	0.50	0.48
Net realized and unrealized gain (loss) on investments	0.19	0.02 [3]	0.38	1.03	(0.29)	0.02

Total from investment operations	0.35	0.40	0.77	1.43	0.21	0.50

Distributions to shareholders from:
Net investment income	(0.18)	(0.40)	(0.40)	(0.41)	(0.50)	(0.48)
Net realized capital gains	(0.20)	—	(0.07)	—	—	—

Total distributions	(0.38)	(0.40)	(0.47)	(0.41)	(0.50)	(0.48)

Net asset value, end of period	$11.64	$11.67	$11.67	$11.37	$10.35	$10.64

Total return	3.08%[4]	3.52%	7.01%	13.96%	1.89%	4.87%

Ratios to average net assets/ Supplemental data:
Net assets, end of period (in 000s)	$420,477	$361,341	$396,884	$353,513	$237,944	$205,601
Ratio of operating expenses to average net assets	0.56%[5]	0.57%	0.57%	0.57%	0.56%	0.56%
Ratio of net investment income to average net assets	2.84%[5]	3.26%	3.40%	3.67%	4.64%	4.52%
Portfolio turnover rate	13%	68%	31%	55%	71%	143%

[1]	Unaudited.
[2]	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
[3]	The amount shown for a share outstanding does not correspond with the aggregate net realized and unrealized loss for the period due to the timing of purchases and redemptions of Fund shares in relation to the fluctuating net asset value per share of the Fund.
[4]	Total return calculation is not annualized.
[5]	Annualized.

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

FINANCIAL HIGHLIGHTS
For a share outstanding throughout each year

	Strategic Equity Portfolio
	For the
	Period
	Ended
	April 30,	For the Years Ended October 31,
	2012[1]	2011	2010	2009	2008	2007[2]

Net asset value, beginning of period	$17.19	$16.40	$14.33	$13.20	$20.00	$17.75

Income from investment operations:
Net investment income	0.09	0.13	0.10	0.11	0.10	0.07
Net realized and unrealized gain (loss) on investments	2.34	0.79	2.07	1.13	(6.71)	3.04

Total from investment operations	2.43	0.92	2.17	1.24	(6.61)	3.11

Distributions to shareholders from:
Net investment income	(0.08)	(0.13)	(0.10)	(0.11)	(0.10)	(0.09)
Net realized capital gains	—	—	—	—	(0.09)	(0.77)

Total distributions	(0.08)	(0.13)	(0.10)	(0.11)	(0.19)	(0.86)

Net asset value, end of period	$19.54	$17.19	$16.40	$14.33	$13.20	$20.00

Total return	14.15%[3]	5.58%	15.15%	9.57%	(33.32)%	17.63%

Ratios to average net assets/ Supplemental data:
Net assets, end of period (in 000s)	$174,909	$153,893	$157,227	$132,739	$97,704	$101,032
Ratio of operating expenses to average net assets	0.87%[4]	0.88%	0.88%	0.88%	0.86%	0.86%
Ratio of net investment income to average net assets	1.02%[4]	0.72%	0.63%	0.90%	0.57%	0.39%
Portfolio turnover rate	18%	51%	44%	53%	91%	64%

[1]	Unaudited.
[2]	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
[3]	Total return calculation is not annualized.
[4]	Annualized.

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

FINANCIAL HIGHLIGHTS
For a share outstanding throughout each year

	Small Cap Equity Portfolio Advisor Shares
	For the
	Period
	Ended
	April 30,	For the Years Ended October 31,
	2012[1,2]	2011[2]	2010[2]	2009	2008[2]	2007[2]

Net asset value, beginning of period	$16.64	$14.70	$11.70	$10.62	$16.89	$16.63

Income from investment operations:
Net investment income	0.03	—	0.01	0.05	0.05	0.00 [3]
Net realized and unrealized gain (loss) on investments	1.62	1.95	3.01	1.08	(6.28)	2.61

Total from investment operations	1.65	1.95	3.02	1.13	(6.23)	2.61

Distributions to shareholders from:
Net investment income	(0.03)	(0.01)	(0.02)	(0.05)	(0.04)	—
Net realized capital gains	—	—	—	—	—	(2.35)

Total distributions	(0.03)	(0.01)	(0.02)	(0.05)	(0.04)	(2.35)

Net asset value, end of period	$18.26	$16.64	$14.70	$11.70	$10.62	$16.89

Total return	9.94%[4]	13.24%	25.78%	10.81%	(36.94)%	15.94%

Ratios to average net assets/ Supplemental data:
Net assets, end of period (in 000s)	$329,014	$216,958	$128,828	$104,611	$93,448	$265,577
Ratio of operating expenses to average net assets	0.93%[5]	0.94%	0.96%	0.94%	0.94%	0.92%
Ratio of net investment income to average net assets	0.32%[5]	0.01%	0.04%	0.50%	0.35%	0.00%[6]
Portfolio turnover rate[7]	21%	78%	81%	89%	72%	58%

[1]	Unaudited.
[2]	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
[3]	Amount rounds to less than $0.01 per share.
[4]	Total return calculation is not annualized.
[5]	Annualized.
[6]	Amount rounds to less than 0.01% per share.
[7]	Portfolio turnover is calculated at the fund level.

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

FINANCIAL HIGHLIGHTS
For a share outstanding throughout each year

	Small Cap Equity Portfolio Institutional Shares
	For the
	Period
	Ended
	April 30,	For the Years Ended October 31,
	2012[1,2]	2011[2]	2010[2]	2009[2]	2008	2007[2]

Net asset value, beginning of period	$17.16	$15.12	$12.01	$10.89	$17.29	$16.88

Income from investment operations:
Net investment income	0.04	0.05	0.03	0.07	0.08	0.04
Net realized and unrealized gain (loss) on investments	1.69	2.00	3.10	1.10	(6.42)	2.72

Total from investment operations	1.73	2.05	3.13	1.17	(6.34)	2.76

Distributions to shareholders from:
Net investment income	(0.03)	(0.01)	(0.02)	(0.05)	(0.06)	—
Net realized capital gains	—	—	—	—	—	(2.35)

Total distributions	(0.03)	(0.01)	(0.02)	(0.05)	(0.06)	(2.35)

Net asset value, end of period	$18.86	$17.16	$15.12	$12.01	$10.89	$17.29

Total return	10.10%[3]	13.53%	26.12%	10.91%	(36.77)%	16.65%

Ratios to average net assets/ Supplemental data:
Net assets, end of period (in 000s)	$13,067	$249	$1	$1	$1	$2
Ratio of operating expenses to average net assets	0.73%[4]	0.74%	0.76%	0.74%	0.74%	0.72%
Ratio of net investment income to average net assets	0.43%[4]	0.30%	0.31%	0.64%	0.54%	0.21%
Portfolio turnover rate[5]	21%	78%	81%	89%	72%	58%

[1]	Unaudited.
[2]	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
[3]	Total return calculation is not annualized.
[4]	Annualized.
[5]	Portfolio turnover is calculated at the fund level.

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

FINANCIAL HIGHLIGHTS
For a share outstanding throughout each year

	Large Cap Value Portfolio
	For the
	Period
	Ended
	April 30,	For the Years Ended October 31,
	2012[1]	2011	2010	2009	2008	2007

Net asset value, beginning of period	$9.46	$9.33	$7.88	$7.00	$10.89	$11.02

Income from investment operations:
Net investment income	0.06	0.07	0.06	0.12	0.16	0.17
Net realized and unrealized gain (loss) on investments	0.96	0.13 [2]	1.45	0.88	(3.89)	1.12

Total from investment operations	1.02	0.20	1.51	1.00	(3.73)	1.29

Distributions to shareholders from:
Net investment income	(0.06)	(0.07)	(0.06)	(0.12)	(0.16)	(0.17)
Net realized capital gains	—	—	—	—	(0.00)[3]	(1.25)

Total distributions	(0.06)	(0.07)	(0.06)	(0.12)	(0.16)	(1.42)

Net asset value, end of period	$10.42	$9.46	$9.33	$7.88	$7.00	$10.89

Total return	10.83%[4]	2.10%	19.14%	14.65%	(34.61)%	11.99%

Ratios to average net assets/ Supplemental data:
Net assets, end of period (in 000s)	$112,782	$86,873	$47,484	$36,541	$31,091	$42,904
Ratio of operating expenses to average net assets	0.89%[5]	0.92%	0.95%	0.97%	0.94%	0.91%
Ratio of net investment income to average net assets	1.18%[5]	0.70%	0.64%	1.75%	1.64%	1.48%
Portfolio turnover rate	70%	164%	118%	177%	288%	123%

[1]	Unaudited.
[2]	The amount shown for a share outstanding does not correspond with the aggregate net realized and unrealized loss for the period due to the timing of purchases and redemptions of Fund shares in relation to the fluctuating net asset value per share of the Fund.
[3]	Amount rounds to less than $0.01 per share.
[4]	Total return calculation is not annualized.
[5]	Annualized.

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

FINANCIAL HIGHLIGHTS
For a share outstanding throughout each year

	U.S. Emerging Growth Portfolio
	For the
	Period
	Ended
	April 30,	For the Years Ended October 31,
	2012[1,2]	2011[2]	2010[2]	2009[2]	2008[2]	2007[2]

Net asset value, beginning of period	$6.78	$6.04	$4.71	$4.53	$7.34	$7.34

Income from investment operations:
Net investment income (loss)	0.01	(0.02)	0.00 [3]	0.01	0.00 [3]	(0.04)
Net realized and unrealized gain (loss) on investments	0.78	0.76	1.34	0.17	(2.80)	0.53

Total from investment operations	0.79	0.74	1.34	0.18	(2.80)	0.49

Distributions to shareholders from:
Net investment income	—	—	(0.01)	—	—	—
Net realized capital gains	—	—	—	—	—	(0.46)
Tax return of capital	—	—	—	—	(0.01)	(0.03)

Total distributions	—	—	(0.01)	—	(0.01)	(0.49)

Net asset value, end of period	$7.57	$6.78	$6.04	$4.71	$4.53	$7.34

Total return	11.65%[4]	12.25%	28.54%	3.97%	(38.16)%	6.84%

Ratios to average net assets/ Supplemental data:
Net assets, end of period (in 000s)	$27,256	$18,671	$17,643	$19,554	$22,903	$38,921
Ratio of operating expenses to average net assets	0.98%[5]	0.98%	1.00%	1.00%	0.95%	0.93%
Ratio of net investment income (loss) (expenses in excess of income) to average net assets	0.14%[5]	(0.22)%	(0.06)%	0.14%	0.06%	(0.47)%
Portfolio turnover rate	52%	157%	109%	117%	129%	138%

[1]	Unaudited.
[2]	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
[3]	Amount rounds to less than $0.01 per share.
[4]	Total return calculation is not annualized.
[5]	Annualized.

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

FINANCIAL HIGHLIGHTS
For a share outstanding throughout each year

	Large Cap 100 Portfolio
	For the
	Period
	Ended
	April 30,	For the Years Ended October 31,
	2012[1,2]	2011[2]	2010[2]	2009	2008	2007[2]

Net asset value, beginning of period	$12.62	$11.49	$9.75	$8.60	$13.97	$12.92

Income from investment operations:
Net investment income	0.07	0.11	0.09	0.11	0.12	0.09
Net realized and unrealized gain (loss) on investments	1.50	1.12	1.74	1.15	(5.38)	1.49

Total from investment operations	1.57	1.23	1.83	1.26	(5.26)	1.58

Distributions to shareholders from:
Net investment income	(0.08)	(0.10)	(0.09)	(0.11)	(0.11)	(0.10)
Net realized capital gains	—	—	—	—	—	(0.43)

Total distributions	(0.08)	(0.10)	(0.09)	(0.11)	(0.11)	(0.53)

Net asset value, end of period	$14.11	$12.62	$11.49	$9.75	$8.60	$13.97

Total return	12.46%[3]	10.69%	18.81%	14.80%	(37.89)%	12.31%

Ratios to average net assets/ Supplemental data:
Net assets, end of period (in 000s)	$113,840	$91,070	$86,428	$91,794	$87,534	$156,903
Ratio of operating expenses to average net assets	0.87%[4]	0.88%	0.89%	0.88%	0.86%	0.85%
Ratio of net investment income to average net assets	1.07%[4]	0.84%	0.83%	1.24%	0.95%	0.68%
Portfolio turnover rate	49%	103%	103%	124%	111%	90%

[1]	Unaudited.
[2]	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
[3]	Total return calculation is not annualized.
[4]	Annualized.

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

FINANCIAL HIGHLIGHTS
For a share outstanding throughout each year

	Large Cap Growth Portfolio
	For the
	Period
	Ended
	April 30,	For the Years Ended October 31,
	2012[1]	2011	2010[2]	2009[2]	2008[2]	2007[2]

Net asset value, beginning of period	$13.73	$12.31	$9.80	$8.57	$14.17	$12.90

Income from investment operations:
Net investment income	0.04	0.07	0.04	0.04	0.04	0.03
Net realized and unrealized gain (loss) on investments	1.52	1.42	2.51	1.24	(5.61)	1.74

Total from investment operations	1.56	1.49	2.55	1.28	(5.57)	1.77

Distributions to shareholders from:
Net investment income	(0.03)	(0.07)	(0.04)	(0.05)	(0.03)	(0.03)
Net realized capital gains	—	—	—	—	—	(0.47)

Total distributions	(0.03)	(0.07)	(0.04)	(0.05)	(0.03)	(0.50)

Net asset value, end of period	$15.26	$13.73	$12.31	$9.80	$8.57	$14.17

Total return	11.36%[3]	12.13%	26.11%	14.99%	(39.36)%	13.81%

Ratios to average net assets/ Supplemental data:
Net assets, end of period (in 000s)	$90,048	$64,981	$50,040	$44,182	$41,314	$70,898
Ratio of operating expenses to average net assets	0.87%[4]	0.88%	0.90%	0.90%	0.88%	0.86%
Ratio of net investment income to average net assets	0.56%[4]	0.56%	0.38%	0.50%	0.29%	0.20%
Portfolio turnover rate	45%	117%	125%	140%	148%	93%

[1]	Unaudited.
[2]	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
[3]	Total return calculation is not annualized.
[4]	Annualized.

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

FINANCIAL HIGHLIGHTS
For a share outstanding throughout each year

	Long/Short Portfolio
	For the
	Period
	Ended
	April 30,	For the Years Ended October 31,
	2012[1,2]	2011[2]	2010[2]	2009[2]	2008[2]	2007[2]

Net asset value, beginning of period	$8.90	$8.45	$8.15	$8.25	$9.55	$9.99

Income from investment operations:
Net investment income (loss)	(0.03)	(0.05)	(0.04)	(0.04)	0.14	0.28
Net realized and unrealized gain (loss) on investments	0.36	0.50	0.34	(0.06)	(1.28)	(0.46)

Total from investment operations	0.33	0.45	0.30	(0.10)	(1.14)	(0.18)

Distributions to shareholders from:
Net investment income	—	—	—	—	(0.16)	(0.26)

Total distributions	—	—	—	—	(0.16)	(0.26)

Net asset value, end of period	$9.23	$8.90	$8.45	$8.15	$8.25	$9.55

Total return	3.71%[3]	5.33%	3.68%	(1.21)%	(12.15)%	(1.85)%

Ratios to average net assets/ Supplemental data:
Net assets, end of period (in 000s)	$16,812	$14,367	$11,344	$17,615	$34,904	$45,294
Ratio of operating expenses before waiver/reimbursement to average net assets	2.81%[4]	2.81%	2.72%	2.84%	2.28%	2.43%
Ratio of operating expenses after waiver/reimbursement to average net assets	2.43%[4]	2.36%	2.33%	2.49%	1.89%	1.85%
Ratio of operating expenses after waiver/reimbursement excluding dividends and interest on securities sold short and stock ticket expense on securities sold short	1.25%[4]	1.25%	1.25%	1.23%	1.18%	1.25%[1]
Ratio of net investment income (loss) (expenses in excess of income) to average net assets	(0.67)%[4]	(0.74)%	(0.47)%	(0.44)%	1.54%	2.83%
Portfolio turnover rate	66%[5]	137%[5]	636%	715%	656%	859%

[1]	Unaudited.
[2]	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
[3]	Total return calculation is not annualized.
[4]	Annualized.
[5]	The calculation of the portfolio turnover rate for the fiscal year ended October 31, 2011 and the period ended April 30, 2012 reflects the absolute value of the long and short positions.

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

FINANCIAL HIGHLIGHTS
For a share outstanding throughout each year

	Total Market Portfolio
	For the
	Period					For the Period
	Ended					December 21, 2006
	April 30,	For the Year Ended October 31,				through
	2012[1,2]	2011[2]	2010[2]	2009[2]	2008[2]	October 31, 2007[2,3]

Net asset value, beginning of period	$9.01	$8.36	$7.02	$6.54	$10.42	$10.00

Income from investment operations:
Net investment income	0.02	0.01	0.00 [4]	0.02	0.05	0.02
Net realized and unrealized gain (loss) on investments	0.80	0.65	1.35	0.49	(3.87)	0.42

Total from investment operations	0.82	0.66	1.35	0.51	(3.82)	0.44

Distributions to shareholders from:
Net investment income	(0.01)	(0.01)	(0.01)	(0.02)	(0.06)	(0.02)
Tax return of capital	—	—	—	(0.01)	—	—

Total distributions	(0.01)	(0.01)	(0.01)	(0.03)	(0.06)	(0.02)

Net asset value, end of period	$9.82	$9.01	$8.36	$7.02	$6.54	$10.42

Total return	9.12%[5]	7.86%	19.20%	7.72%	(36.83)%	4.37%[5]

Ratios to average net assets/ Supplemental data:
Net assets, end of period (in 000s)	$47,871	$41,069	$34,451	$20,679	$27,331	$37,302
Ratio of operating expenses before waiver/reimbursement to average net assets	2.22%[6]	2.19%	2.12%	2.32%	2.30%	2.39%[6]
Ratio of operating expenses after waiver/reimbursement to average net assets	1.87%[6]	1.84%	1.77%	1.96%	1.92%	1.73%[6]
Ratio of operating expenses after waiver/reimbursement excluding dividends and interest on securities sold short and stock ticket expense on securities sold short	1.22%[6]	1.21%	1.23%	1.25%	1.20%	1.25%[1,6]
Ratio of net investment income to average net assets	0.39%[6]	0.14%	0.05%	0.25%	0.54%	0.20%[6]
Portfolio turnover rate	73%[7]	123%[7]	200%	185%	201%	197%

[1]	Unaudited.
[2]	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
[3]	Commencement of operations.
[4]	Amount rounds to less than $0.01 per share.
[5]	Total return calculation is not annualized.
[6]	Annualized.
[7]	The calculation of the portfolio turnover rate for the fiscal year ended October 31, 2011 and the period ended April 30, 2012 reflects the absolute value of the long and short positions.

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

FINANCIAL HIGHLIGHTS
For a share outstanding throughout each year

	Secured Options Portfolio
			For the
			Period
	For the	For the	June 30,
	Period	Year	2010
	Ended	Ended	through
	April 30,	October 31,	October 31,
	2012[1,2]	2011[2]	2010[2,3]

Net asset value, beginning of period	$12.03	$11.55	$10.00

Income from investment operations:
Net investment loss	(0.05)	(0.10)	(0.03)
Net realized and unrealized gain on investments	1.42	0.98	1.58

Total from investment operations	1.37	0.88	1.55

Distributions to shareholders from:
Net realized capital gains	(0.43)	(0.40)	—

Total distributions	(0.43)	(0.40)	—

Net asset value, end of period	$12.97	$12.03	$11.55

Total return	11.67%[4]	7.74%	15.50%[4]

Ratios to average net assets/ Supplemental data:
Net assets, end of period (in 000s)	$335,417	$257,619	$112,876
Ratio of operating expenses to average net assets	0.87%[5]	0.90%	1.02%[5]
Ratio of net expenses in excess of income to average net assets	(0.85)%[5]	(0.85)%	(0.91)%[5]
Portfolio turnover rate	569%	1,010%	247%

[1]	Unaudited.
[2]	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
[3]	Commencement of operations.
[4]	Total return calculation is not annualized.
[5]	Annualized.

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

FINANCIAL HIGHLIGHTS
For a share outstanding throughout each year

	International Portfolio
	For the
	Period
	Ended
	April 30,	For the Years Ended October 31,
	2012[1,2]	2011[2]	2010[2]	2009[2]	2008	2007[2]

Net asset value, beginning of period	$12.06	$13.36	$12.34	$9.09	$19.71	$19.59

Income from investment operations:
Net investment income	0.13	0.32	0.30	0.25	0.53	0.33
Net realized and unrealized gain (loss) on investments	0.11	(1.30)	1.01	3.25	(10.42)	3.43

Total from investment operations	0.24	(0.98)	1.31	3.50	(9.89)	3.76

Distributions to shareholders from:
Net investment income	(0.09)	(0.32)	(0.29)	(0.25)	(0.54)	(0.41)
Net realized capital gains	—	—	—	—	(0.19)	(3.23)

Total distributions	(0.09)	(0.32)	(0.29)	(0.25)	(0.73)	(3.64)

Net asset value, end of period	$12.21	$12.06	$13.36	$12.34	$9.09	$19.71

Total return	2.02%[3]	(7.56)%	10.88%	39.06%	(51.69)%	20.03%

Ratios to average net assets/ Supplemental data:
Net assets, end of period (in 000s)	$211,107	$271,428	$388,843	$392,845	$355,145	$986,265
Ratio of operating expenses to average net assets	1.14%[4]	1.13%	1.13%	1.13%	1.11%	1.10%
Ratio of net investment income to average net assets	2.24%[4]	2.35%	2.43%	2.54%	3.21%	1.56%
Portfolio turnover rate	22%	40%	36%	63%	49%	39%

[1]	Unaudited.
[2]	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
[3]	Total return calculation is not annualized.
[4]	Annualized.

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

FINANCIAL HIGHLIGHTS
For a share outstanding throughout each year

	Philadelphia International Fund
	For the
	Period
	Ended
	April 30,	For the Years Ended October 31,
	2012[1,2]	2011[2]	2010[2]	2009[2]	2008	2007

Net asset value, beginning of period	$10.86	$12.04	$11.18	$9.15	$20.32	$19.60

Income from investment operations:
Net investment income	0.11	0.31	0.29	0.22	0.64	0.38
Net realized and unrealized gain (loss) on investments	0.16	(1.18)	0.84	2.85	(10.91)	3.40

Total from investment operations	0.27	(0.87)	1.13	3.07	(10.27)	3.78

Distributions to shareholders from:
Net investment income	(0.12)	(0.31)	(0.27)	(0.24)	(0.61)	(0.56)
Net realized capital gains	—	—	—	(0.80)	(0.29)	(2.50)

Total distributions	(0.12)	(0.31)	(0.27)	(1.04)	(0.90)	(3.06)

Net asset value, end of period	$11.01	$10.86	$12.04	$11.18	$9.15	$20.32

Total return	2.54%[3]	(7.50)%	10.48%	36.81%	(52.37)%	20.06%

Ratios to average net assets/ Supplemental data:
Net assets, end of period (in 000s)	$49,629	$83,633	$106,189	$109,423	$182,815	$561,700
Ratio of operating expenses to average net assets	0.96%[4]	0.94%	0.93%	0.92%	0.88%	0.86%
Ratio of net investment income to average net assets	2.13%[4]	2.53%	2.59%	2.44%	3.52%	1.85%
Portfolio turnover rate	28%	51%	40%	55%	40%	45%

[1]	Unaudited.
[2]	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
[3]	Total return calculation is not annualized.
[4]	Annualized.

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

FINANCIAL HIGHLIGHTS
For a share outstanding throughout each period

	Philadelphia International Small Cap Fund Class IV
		For the
		Period
	For the	May 31,
	Period	2011
	Ended	through
	April 30,	October 31,
	2012[1]	2011[2,3]

Net Asset value, beginning of period	$8.32	$10.00

Income from investment operations:
Net investment income	0.11	0.11
Net realized and unrealized gain (loss) on investments	0.58	(1.65)

Total from investment operations	0.69	(1.54)

Distributions to shareholders from:
Net investment income	(0.07)	(0.14)

Total distributions	(0.07)	(0.14)

Net asset value, end of period	$8.94	$8.32

Total return	8.49%[4,5]	(15.37)%[5]

Ratios to average net assets/ Supplemental data:
Net assets, end of period (in 000s)	$3,259	$2,924
Ratio of operating expenses before waiver/reimbursement to average net assets	3.33%[6]	4.65%[6]
Ratio of operating expenses after waiver/reimbursement to average net assets	1.10%[6]	1.10%
Ratio of net investment income to average net assets	2.63%[6]	2.90%[6]
Portfolio turnover rate	38%	28%

[1]	Unaudited.
[2]	Commencement of operations.
[3]	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
[4]	Total return calculation is not annualized.
[5]	Calculation excludes purchase premiums and redemption fees which are borne by the shareholder.
[6]	Annualized.

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

FINANCIAL HIGHLIGHTS
For a share outstanding throughout each period

	Philadelphia International Emerging Markets Fund Class IV
		For the
		Period
	For the	June 30,
	Period	2011
	Ended	through
	April 30,	October 31,
	2012[1]	2011[2,3]

Net Asset value, beginning of period	$8.45	$10.00

Income from investment operations:
Net investment income	0.09	0.09
Net realized and unrealized gain (loss) on investments	0.63	(1.72)

Total from investment operations	0.72	(1.63)

Distributions to shareholders from:
Net investment income	(0.09)	—

Total distributions	(0.09)	—

Purchase Premium	0.00 [4]	0.08
Net asset value, end of period	$9.08	$8.45

Total return	8.84%[5,6]	(15.50)%[5]

Ratios to average net assets/ Supplemental data:
Net assets, end of period (in 000s)	$2,382	$2,151
Ratio of operating expenses before waiver/reimbursement to average net assets	5.48%[7]	8.12%[7]
Ratio of operating expenses after waiver/reimbursement to average net assets	1.25%[7]	1.25%
Ratio of net investment income to average net assets	2.08%[7]	2.98%[7]
Portfolio turnover rate	34%	19%

[1]	Unaudited.
[2]	Commencement of operations.
[3]	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
[4]	Amount rounds to less than $0.01 per share.
[5]	Calculation excludes purchase premiums and redemption fees which are borne by the shareholder.
[6]	Total return calculation is not annualized.
[7]	Annualized.

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Government Cash Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
April 30, 2012 — (Unaudited)

Face
Amount		Value

AGENCY DISCOUNT NOTES* — 4.4%

	Federal Home Loan Bank — 4.4%
$30,000,000	0.010% due 5/25/12	$29,997,800

		29,997,800

AGENCY NOTES* — 41.9%

	Federal Farm Credit Bank — 12.9%
15,650,000	0.255% due 5/23/12[1]	15,650,650
15,000,000	0.200% due 6/27/12[1]	15,001,650
7,070,000	0.230% due 8/8/12[1]	7,070,582
20,000,000	0.200% due 9/28/12[1]	20,001,983
15,000,000	0.191% due 2/20/13[1]	14,995,121
15,000,000	0.191% due 2/21/13[1]	15,000,000

		87,719,986

	Federal Home Loan Bank — 23.2%
22,000,000	1.375% due 6/8/12	22,025,145
10,000,000	0.180% due 6/22/12[1]	10,000,000
8,000,000	0.185% due 7/2/12[1]	8,000,344
18,000,000	0.330% due 7/17/12	18,000,000
1,600,000	1.750% due 8/22/12	1,608,088
25,000,000	0.180% due 11/21/12	24,997,370
10,300,000	1.625% due 11/21/12	10,385,473
5,000,000	0.300% due 12/11/12	5,001,900
10,000,000	0.180% due 12/27/12	9,998,159
10,000,000	0.180% due 12/28/12	9,998,144
4,700,000	0.150% due 2/6/13	4,697,540
10,000,000	0.100% due 2/8/13[2]	9,998,364
5,000,000	0.270% due 3/19/13	5,000,377
7,275,000	1.000% due 3/27/13	7,324,673
10,000,000	0.200% due 5/2/13	9,994,717

		157,030,294

	Federal Home Loan Mortgage Corporation — 1.2%
2,846,000	5.500% due 8/20/12	2,892,687
5,000,000	1.720% due 4/11/13	5,070,571

		7,963,258

	Federal National Mortgage Association — 4.6%
3,000,000	0.229% due 7/26/12[1]	3,001,016
10,000,000	0.260% due 8/23/12[1]	10,005,115
4,628,000	4.750% due 11/19/12	4,744,580

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Government Cash Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2012 — (Unaudited)

Face
Amount		Value

AGENCY NOTES* — (Continued)
	Federal National Mortgage Association — (Continued)

$6,705,000	0.330% due 12/3/12[1]	$6,710,701
3,305,000	1.000% due 12/27/12	3,322,435
3,615,000	0.400% due 2/1/13[1]	3,620,247

		31,404,094

	TOTAL AGENCY NOTES (Amortized Cost $284,117,632)	284,117,632

GOVERNMENT GUARANTEED CORPORATE NOTES*,3 — 6.2%
10,000,000	Citibank NA,
	0.557% due 5/7/12[1]	10,000,487
3,000,000	General Electric Capital Corp.,
	0.473% due 5/8/12[1]	3,000,217
9,000,000	General Electric Capital Corp.,
	0.658% due 6/1/12[1]	9,004,978
5,288,000	General Electric Capital Corp.,
	2.125% due 12/21/12	5,353,155
15,000,000	Goldman Sachs Group, Inc. (The),
	3.250% due 6/15/12	15,057,823

		42,416,660

	TOTAL GOVERNMENT GUARANTEED CORPORATE NOTES (Amortized Cost $42,416,660)	42,416,660

REPURCHASE AGREEMENTS* — 47.4%
30,426,757	With Bank of America, dated 4/30/12, 0.150%, principal and interest in the amount of $30,426,884, due 5/1/12, (collateralized by a U.S. Treasury Note with a par value of $29,569,300, coupon rate of 2.380%, due 10/31/14, market value of $31,034,755)	30,426,757

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Government Cash Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2012 — (Unaudited)

Face
Amount		Value

REPURCHASE AGREEMENTS* — (Continued)

$130,000,000	With RBS Greenwich, Inc., dated 4/30/12, 0.170%, principal and interest in the amount of $130,000,614, due 5/1/12, (collateralized by a U.S. Treasury Note with a par value of $130,533,000, coupon rate of 1.000%, due 1/15/14, market value of $132,647,635)	$130,000,000
800,000	With State Street Bank and Trust Co., dated 4/30/12, 0.01%, principal and interest in the amount of $800,000, due 5/1/12, (collateralized by a FNMA security with a par value of $767,456, coupon rate of 4.000%, due 5/1/25, market value of $819,129)	800,000
160,000,000	With UBS AG, dated 4/30/12, 0.170%, principal and interest in the amount of $160,000,756, due 5/01/12, (collateralized by U.S. Treasury Notes with a par value of $155,501,700, coupon rates from 1.380% — 2.630%, due from 2/15/13 — 6/30/14, aggregate market value of $163,200,000)	160,000,000

	TOTAL REPURCHASE AGREEMENTS (Amortized Cost $321,226,757)	321,226,757

TOTAL INVESTMENTS (Amortized Cost $677,758,849)[4]	99.9%	$677,758,849
OTHER ASSETS IN EXCESS OF LIABILITIES	0.1	580,370

NET ASSETS	100.0%	$678,339,219

*	Percentages indicated are based on net assets.
[1]	Floating Rate Bond. Rate shown is as of April 30, 2012.
[2]	Step Coupon Bond.
[3]	Government Guaranteed Corporate Notes are issued through the FDIC sponsored, Temporary Liquidity Government Guarantee Program.
[4]	Aggregate cost for federal tax purposes was $677,758,849.
Abbreviations:
FNMA — Federal National Mortgage Association

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Government Cash Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
April 30, 2012 — (Unaudited)

AGENCY DIVERSIFICATION

On April 30, 2012, agency diversification of the Portfolio was as follows :

	% of
	Net Assets	Value

AGENCIES:
Federal Home Loan Bank	27.6%	$187,028,094
Federal Farm Credit Bank	12.9	87,719,986
Government Guaranteed Corporate	6.2	42,416,660
Federal National Mortgage Association	4.6	31,404,094
Federal Home Loan Mortgage Corporation	1.2	7,963,258

TOTAL	52.5%	$356,532,092
REPURCHASE AGREEMENTS	47.4	321,226,757

TOTAL INVESTMENTS	99.9%	$677,758,849

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Tax-Exempt Cash Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
April 30, 2012 — (Unaudited)

Face
Amount		Value

VARIABLE/FLOATING RATE NOTES*,1 — 94.5%

	Daily Variable/Floating Rate Notes — 39.4%
$5,800,000	California State Infrastructure & Economic Development Bank Revenue, J Paul Getty Trust, Series A-2,
	0.24% due 10/1/47	$5,800,000
10,700,000	California State Pollution Control Financing Authority, Pollution Control Revenue, Chevron USA Inc. Project,
	0.19% due 6/1/25	10,700,000
11,370,000	Charlotte Mecklenburg Hospital Authority, Health Care System Revenue, Carolinas Healthcare, Series C, (LOC: U.S. Bank N.A.),
	0.22% due 1/15/26	11,370,000
7,540,000	Charlotte Mecklenburg Hospital Authority, Health Care System Revenue, Carolinas Healthcare, Series D (LOC: U.S. Bank N.A.),
	0.22% due 1/15/26	7,540,000
1,000,000	Connecticut State Health & Educational Facilities Authority Revenue, Yale University, Series Y-3,
	0.22% due 7/1/35	1,000,000
7,800,000	Cuyahoga County, Ohio, Cleveland Clinic Revenue, Subseries B-3 (SPA: U.S. Bank N.A.),
	0.24% due 1/1/39	7,800,000
15,530,000	Delaware County, Pennsylvania, Industrial Development Authority, Airport Facilities Revenue, United Parcel Service Project, DATES,
	0.22% due 12/1/15	15,530,000
6,000,000	East Baton Rouge Parish, Louisiana, Industrial Development Board Revenue, ExxonMobil Corp. Project,
	0.20% due 12/1/51	6,000,000
550,000	East Baton Rouge Parish, Louisiana, Industrial Development Board Revenue, ExxonMobil Corp. Project, Series B,
	0.20% due 12/1/40	550,000
	East Baton Rouge Parish, Louisiana, Pollution Control Revenue, ExxonMobil Corp. Project:
300,000	0.200% due 11/1/19	300,000
6,800,000	0.200% due 3/1/22	6,800,000
1,300,000	Geisinger Authority, Pennsylvania, Health System Revenue, Geisinger Health System, Series A, (SPA: Wells Fargo Bank N.A.),
	0.20% due 5/15/35	1,300,000
	Gulf Coast Waste Disposal Authority, Texas, Pollution Control Revenue, Refunding, ExxonMobil Corp. Project:
5,300,000	0.200% due 6/1/20	5,300,000

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Tax-Exempt Cash Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2012 — (Unaudited)

Face
Amount		Value

VARIABLE/FLOATING RATE NOTES*,1 — (Continued)
	Daily Variable/Floating Rate Notes — (Continued)

$1,800,000	0.200% due 10/1/24	$1,800,000
4,000,000	Harris County, Texas, Industrial Development Corp., Pollution Control Revenue, ExxonMobil Corp. Project,
	0.20% due 3/1/24	4,000,000
17,710,000	Houston, Texas, Higher Education Finance Corp., Higher Educational Revenue, Rice University Project, Series A,
	0.23% due 5/15/48	17,710,000
8,250,000	Houston, Texas, Higher Education Finance Corp., Higher Educational Revenue, Rice University Project, Series B,
	0.22% due 5/15/48	8,250,000
8,000,000	Illinois Finance Authority Revenue, OSF Healthcare System, Series G, (LOC: Wells Fargo Bank N.A.),
	0.25% due 11/15/24	8,000,000
6,685,000	Jackson County, Mississippi, Pollution Control Revenue, Refunding, Chevron USA Inc. Project,
	0.22% due 12/1/16	6,685,000
10,945,000	Jackson County, Mississippi, Port Facilities Revenue, Chevron USA Inc. Project,
	0.22% due 6/1/23	10,945,000
1,900,000	Joliet, Illinois, Regional Port District, Marine Terminal Revenue, ExxonMobil Corp. Project,
	0.20% due 10/1/24	1,900,000
300,000	Lincoln County, Wyoming, Pollution Control Revenue, ExxonMobil Corp. Project, Series A, DATES,
	0.20% due 11/1/14	300,000
500,000	Lincoln County, Wyoming, Pollution Control Revenue, ExxonMobil Corp. Project, Series B,
	0.20% due 11/1/14	500,000
6,700,000	Lincoln County, Wyoming, Pollution Control Revenue, ExxonMobil Corp. Project, Series C, DATES,
	0.20% due 11/1/14	6,700,000
2,025,000	Massachusetts Health and Educational Facilities Authority Revenue, Wellesley College, Series G,
	0.23% due 7/1/39	2,025,000
1,700,000	Massachusetts Health and Educational Facilities Authority Revenue, Wellesley College, Series I,
	0.23% due 7/1/39	1,700,000
9,800,000	Massachusetts State Health & Educational Facilities Authority Revenue, Amherst College Project, Series J-2,
	0.22% due 11/1/35	9,800,000
1,350,000	Massachusetts State Health & Educational Facilities Authority Revenue, Harvard University, Series R,
	0.22% due 11/1/49	1,350,000

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Tax-Exempt Cash Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2012 — (Unaudited)

Face
Amount		Value

VARIABLE/FLOATING RATE NOTES*,1 — (Continued)
	Daily Variable/Floating Rate Notes — (Continued)

$9,450,000	Mississippi Business Finance Corp, Mississippi Gulf Opportunity Zone, Chevron USA Inc. Project, Series A,
	0.22% due 12/1/30	$9,450,000
1,565,000	Mississippi Business Finance Corp, Mississippi Gulf Opportunity Zone, Chevron USA Inc. Project, Series C,
	0.23% due 12/1/30	1,565,000
1,400,000	Missouri State Health & Educational Facilities Authority, Educational Facilities Revenue, St. Louis University, Series A-1, (LOC: Wells Fargo Bank N.A.),
	0.24% due 10/1/35	1,400,000
4,100,000	Missouri State Health & Educational Facilities Authority, Educational Facilities Revenue, Washington University, Series C, (SPA: U.S. Bank N.A.),
	0.25% due 3/1/40	4,100,000
2,150,000	Mobile County, Alabama, Industrial Development Authority, Pollution Control Revenue, ExxonMobil Project,
	0.21% due 7/15/32	2,150,000
2,700,000	New Hampshire Health & Education Facilities Authority Revenue, Dartmouth College, Series A, (SPA: J.P. Morgan Chase),
	0.26% due 6/1/31	2,700,000
1,300,000	New Hampshire Health & Education Facilities Authority Revenue, Dartmouth College, Series B, (SPA: J.P. Morgan Chase),
	0.26% due 6/1/41	1,300,000
6,200,000	New York City, New York, City Transitional Finance Authority Revenue, NYC Recovery, Series 1, Subseries 1D, (SPA: Landesbank Hessen-Thuerigen),
	0.24% due 11/1/22	6,200,000
1,050,000	New York City, New York, City Transitional Finance Authority Revenue, NYC Recovery, Series 3, Subseries 3-E, (SPA: Landesbank Baden-Wurttemberg),
	0.26% due 11/1/22	1,050,000
	New York City, New York, General Obligation Unlimited, Subseries B-2, (LOC: J.P. Morgan Chase):
4,700,000	0.230% due 8/15/18	4,700,000
3,000,000	0.230% due 8/15/20	3,000,000
1,100,000	0.230% due 8/15/21	1,100,000
22,115,000	New York City, New York, Municipal Water Finance Authority, Water & Sewer System Revenue, Series F, Subseries F-2, (SPA: Bayerische Landesbank),
	0.24% due 6/15/35	22,115,000

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Tax-Exempt Cash Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2012 — (Unaudited)

Face
Amount		Value

VARIABLE/FLOATING RATE NOTES*,1 — (Continued)
	Daily Variable/Floating Rate Notes — (Continued)

$2,738,000	Texas Water Development Board Revenue, Series A, (SPA: J.P. Morgan Chase),
	0.26% due 7/15/19	$2,738,000
1,600,000	Uinta County, Wyoming, Pollution Control Revenue, Chevron USA Inc. Project,
	0.23% due 8/15/20	1,600,000
3,120,000	University of California Regents Medical Center, Pooled Revenue, Series B-2, (SPA: Wells Fargo Bank N.A.),
	0.19% due 5/15/32	3,120,000
1,525,000	University of Michigan, University Revenue, Series A, (SPA: Wells Fargo Bank N.A.),
	0.22% due 4/1/38	1,525,000
6,925,000	University of North Carolina Hospital, Chapel Hill Revenue, Series A, (SPA: Landesbank Hessen-Thuerigen),
	0.25% due 2/15/31	6,925,000
2,200,000	Valdez, Alaska, Marine Terminal Revenue, ExxonMobil Corp. Project,
	0.20% due 12/1/29	2,200,000
3,300,000	Valdez, Alaska, Marine Terminal Revenue, ExxonMobil Pipeline Co. Project,
	0.20% due 10/1/25	3,300,000
1,720,000	Virginia College Building Authority, Virginia, Educational Facilities Revenue, 21st Century College, Series C, (SPA: Wells Fargo Bank),
	0.28% due 2/1/26	1,720,000
925,000	Wisconsin State Health & Educational Facilities Authority Revenue, Goodwill Industries of North Central Wisconsin, (LOC: Wells Fargo Bank N.A.),
	0.24% due 11/1/25	925,000

	Total Daily Variable/Floating Rate Notes (Amortized Cost $246,538,000)	246,538,000

	Weekly Variable/Floating Rate Notes — 55.1%
10,000,000	Alaska State International Airports Revenue, Series A, (LOC: State Street Bank & Trust Co.),
	0.22% due 10/1/30	10,000,000
2,025,000	Baltimore, Maryland, Industrial Development Authority, Baltimore Capital Acquisition, (LOC: Bayerische Landesbank),
	0.35% due 8/1/16	2,025,000
2,400,000	Buncombe County, North Carolina, General Obligation Unlimited, Series B, (SPA: Wells Fargo Bank N.A.),
	0.34% due 12/1/24	2,400,000

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Tax-Exempt Cash Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2012 — (Unaudited)

Face
Amount		Value

VARIABLE/FLOATING RATE NOTES*,1 — (Continued)
	Weekly Variable/Floating Rate Notes — (Continued)

$15,000,000	California State General Obligation Unlimited, Series B, (LOC: Barclays Bank PLC),
	0.22% due 5/1/40	$15,000,000
3,905,000	Charlotte, North Carolina, Water & Sewer System Revenue, Refunding, Series C, (SPA: Bank of America N.A.),
	0.25% due 6/1/25	3,905,000
900,000	Colorado Educational & Cultural Facility Authority Revenue, Boulder Country Day School, (LOC: Wells Fargo Bank N.A.),
	0.34% due 9/1/24	900,000
700,000	Colorado Educational & Cultural Facility Authority Revenue, Regis Jesuit High School Project, (LOC: Wells Fargo Bank N.A.),
	0.24% due 12/1/33	700,000
3,676,000	Colorado Educational and Cultural Facilities Authority Revenue, Nature Conservancy Project A,
	0.25% due 7/1/27	3,676,000
7,080,000	Colorado Housing and Finance Authority, Revenue Bonds, Class I, (SPA: FHLB),
	0.23% due 4/1/20	7,080,000
2,655,000	Connecticut State General Obligations, Series B, (SPA: Bayerische Landesbank),
	0.23% due 5/15/14	2,655,000
12,000,000	Connecticut State Health & Educational Facility Authority Revenue, Yale University, Series U2,
	0.20% due 7/1/33	12,000,000
2,190,000	Durham, North Carolina, Water & Sewer Utility System Revenue, (SPA: Wells Fargo Bank),
	0.25% due 12/1/15	2,190,000
750,000	Englewood, Colorado, Multi-Family Housing Revenue, Refunding, Marks East Apartments, (FHLMC Insured),
	0.25% due 12/1/34	750,000
5,500,000	Englewood, Colorado, Multi-Family Housing Revenue, Refunding, Marks West Apartments, (FHLMC Insured),
	0.25% due 12/1/26	5,500,000
1,250,000	Franklin County, Ohio, Hospital Revenue, US Health Corp. Project, Series B, (LOC: U.S. Bank N.A.),
	0.22% due 12/1/20	1,250,000
8,915,000	Guilford County, North Carolina, General Obligations Unlimited, Series B, (SPA: Branch Banking & Trust),
	0.23% due 4/1/27	8,915,000

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Tax-Exempt Cash Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2012 — (Unaudited)

Face
Amount		Value

VARIABLE/FLOATING RATE NOTES*,1 — (Continued)
	Weekly Variable/Floating Rate Notes — (Continued)

$9,410,000	JEA, Florida, Electric System Revenue, Series 3-A, (SPA: Royal Bank of Canada),
	0.23% due 10/1/36	$9,410,000
7,850,000	Kansas State Department of Transportation, Highway Revenue, Series C-1, (LOC: J.P. Morgan Chase),
	0.22% due 9/1/19	7,850,000
613,000	Kern Water Bank Authority California Revenue, Series A, (LOC: Wells Fargo Bank N.A.),
	0.19% due 7/1/28	613,000
6,160,000	Los Angeles, California, Community Redevelopment Agency, Multi-Family Housing Revenue, MET Apartments, (FNMA Insured),
	0.24% due 12/15/24	6,160,000
6,000,000	Loudoun County Industrial Development Authority Revenue, Howard Hughes Medical Institute, Series B,
	0.20% due 10/1/39	6,000,000
4,595,000	Maryland State Health & Higher Educational Facilities Authority Revenue, John Hopkins University, Series B,
	0.22% due 7/1/27	4,595,000
4,000,000	Massachusetts State Health & Educational Facilities Authority Revenue, Amherst College Project, Series F,
	0.19% due 11/1/26	4,000,000
3,795,000	Massachusetts State Health & Educational Facilities Authority Revenue, Amherst College Project, Series I,
	0.19% due 11/1/28	3,795,000
2,610,000	Massachusetts State Health & Educational Facilities Authority Revenue, Boston University Project, Series H, (LOC: State Street Bank & Trust Co.),
	0.19% due 12/1/29	2,610,000
6,500,000	Massachusetts State Water Resource Authority, General Obligations, Series B, (LOC: Landesbank Hessen-Thuerigen),
	0.24% due 8/1/28	6,500,000
7,800,000	Mecklenburg County, North Carolina, Certificate of Participation, (SPA: Branch Banking & Trust),
	0.25% due 2/1/26	7,800,000
4,285,000	Michigan State, University Revenue, Series A, (SPA: Landesbank Hessen-Thuerigen),
	0.32% due 2/15/33	4,285,000
2,605,000	Minneapolis, Minnesota, Multi-Family Housing Revenue, St. Hedwings Assisted Project, (LOC: Wells Fargo Bank N.A.),
	0.34% due 12/1/27	2,605,000

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Tax-Exempt Cash Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2012 — (Unaudited)

Face
Amount		Value

VARIABLE/FLOATING RATE NOTES*,1 — (Continued)
	Weekly Variable/Floating Rate Notes — (Continued)

$805,000	Modesto, California, Multi-Family Housing Revenue, Shadowbrook Apartments, Series A, (FNMA Insured),
	0.26% due 5/15/31	$805,000
5,000,000	New Hampshire Health & Education Facilities Authority Revenue, Dartmouth College, (SPA: J.P. Morgan Chase),
	0.23% due 6/1/32	5,000,000
4,040,000	New Hampshire Health & Education Facilities Authority Revenue, Dartmouth College, (SPA: U.S. Bank N.A.),
	0.23% due 6/1/23	4,040,000
2,900,000	New Jersey State Educational Facilities Authority Revenue, Refunding, Institute For Advanced Study, Series B, (SPA: Wells Fargo Bank),
	0.23% due 7/1/31	2,900,000
6,200,000	New York City, New York, City Housing Development Corp., Multi-Family Rental Housing Revenue, 90 Washington Street, Series A, (FNMA Insured),
	0.22% due 2/15/35	6,200,000
5,100,000	New York City, New York, City Housing Development Corp., Multi-Family Rental Housing Revenue, Carnegie Park, Series A, (FNMA Insured),
	0.20% due 11/15/19	5,100,000
7,600,000	New York City, New York, City Transitional Finance Authority Revenue, Future Tax, Series A-1, (SPA: Westdeutsche Landesbank),
	0.29% due 11/15/28	7,600,000
4,000,000	New York State Dormitory Authority Revenue, Columbia, Series B,
	0.19% due 7/1/28	4,000,000
6,300,000	New York State Housing Finance Agency Revenue, North End, Series A, (FNMA Insured),
	0.23% due 11/15/36	6,300,000
3,000,000	North Carolina Educational Facilities Finance Agency Revenue, Duke University Project, Series A,
	0.23% due 12/1/17	3,000,000
8,900,000	North Carolina Educational Facilities Finance Agency Revenue, Duke University Project, Series A,
	0.23% due 6/1/27	8,900,000
4,380,000	North Carolina Educational Facilities Finance Agency Revenue, Duke University Project, Series B,
	0.22% due 12/1/21	4,380,000

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Tax-Exempt Cash Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2012 — (Unaudited)

Face
Amount		Value

VARIABLE/FLOATING RATE NOTES*,1 — (Continued)
	Weekly Variable/Floating Rate Notes — (Continued)

$1,935,000	North Carolina Medical Care Commission, Health Systems Revenue, Catholic Health East, (LOC: JP Morgan Chase),
	0.23% due 11/15/28	$1,935,000
7,000,000	Ohio State University, Series B,
	0.19% due 12/1/29	7,000,000
3,500,000	Ohio State University, Series E,
	0.19% due 6/1/35	3,500,000
4,500,000	Ohio State, General Obligation Unlimited, Series C,
	0.23% due 6/15/26	4,500,000
8,600,000	Pennsylvania State Turnpike Commission Revenue, Multi-Modal, Series C, (LOC: Barclays Bank PLC),
	0.24% due 6/1/38	8,600,000
10,100,000	Pennsylvania State University, Revenue Bonds, Series A, (University Insured), (SPA: J.P. Morgan Chase),
	0.24% due 3/1/32	10,100,000
5,000,000	Private Colleges & Universities Authority Georgia Revenue, Emory University, Series B-3,
	0.23% due 9/1/35	5,000,000
6,250,000	Private Colleges & Universities Authority Georgia Revenue, Emory University, Series C-1,
	0.20% due 9/1/36	6,250,000
1,800,000	Private Colleges & Universities Authority Georgia Revenue, Emory University, Series C-5,
	0.20% due 9/1/36	1,800,000
10,000,000	Purdue University, Indiana, Certificate of Participation, Series A,
	0.19% due 7/1/35	10,000,000
6,275,000	Purdue University, Indiana, University Revenues, Student Facilities System, Series A,
	0.17% due 7/1/33	6,275,000
185,000	Purdue University, Indiana, University Revenues, Student Facilities System, Series C,
	0.19% due 7/1/32	185,000
4,800,000	Rhode Island Health & Educational Building Corp. Revenue, Higher Education Facilities Brown, Series A,
	0.23% due 5/1/35	4,800,000
419,000	Roseville, Minnesota, Commercial Development Revenue, Berger Transfers & Storage, Series F, (LOC: Wells Fargo Bank N.A.),
	0.34% due 12/1/15	419,000

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Tax-Exempt Cash Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2012 — (Unaudited)

Face
Amount		Value

VARIABLE/FLOATING RATE NOTES*,1 — (Continued)
	Weekly Variable/Floating Rate Notes — (Continued)

$12,760,000	South Dakota Housing Development Authority Revenue, Home Ownership Meeting, Series C-2, (SPA: Landesbank Hessen-Thuerigen),
	0.30% due 5/1/32	$12,760,000
6,675,000	South Dakota Housing Development Authority, Revenue Bonds, Homeownership, Series D, (SPA: Landesbank Hessen-Thuerigen),
	0.30% due 11/1/31	6,675,000
3,350,000	University of North Carolina, Revenue Bonds, Series B,
	0.23% due 12/1/25	3,350,000
7,030,000	University of North Carolina, Revenue Bonds, Series C,
	0.18% due 12/1/25	7,030,000
	University of Texas, University Revenue, Financing System, Series B:
6,250,000	0.160% due 8/1/16	6,250,000
3,480,000	0.190% due 8/1/33	3,480,000
6,500,000	0.160% due 8/1/39	6,500,000
1,400,000	University of Texas, University Revenue, Refunding, Financing System, Series A,
	0.20% due 8/15/13	1,400,000
10,170,000	Washington State, Housing Finance Commission, Single Family Program, (SPA: State Street Bank & Trust Co.),
	0.23% due 6/1/48	10,170,000
6,000,000	Western Municipal Water District Facilities Authority Revenue, Refunding, Series A, (LOC: U.S. Bank N.A.),
	0.22% due 10/1/32	6,000,000
6,955,000	Westminster, Colorado, Multi-Family Housing Revenue, Refunding, Warwick Station Apartments, (FHLMC Insured),
	0.25% due 12/1/23	6,955,000

	Total Weekly Variable/Floating Rate Notes (Amortized Cost $344,328,000)	344,328,000

	TOTAL VARIABLE/FLOATING RATE NOTES (Amortized Cost $590,866,000)	590,866,000

FIXED RATE NOTES* — 5.4%
5,000,000	Colorado State General Funding, Tax & Revenue Anticipation Notes,
	2.00% due 6/27/12	5,014,283
5,000,000	Davis County, Utah, School District, Tax Anticipation Notes,
	3.00% due 6/29/12	5,022,504

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Tax-Exempt Cash Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2012 — (Unaudited)

Face
Amount	Value

FIXED RATE NOTES* — (Continued)

$10,000,000	Oregon State, General Obligation, Tax Anticipation Notes,
2.00% due 6/29/12	$10,028,415
13,500,000	Texas State, Tax & Revenue Anticipation Notes,
2.50% due 8/30/12	13,599,715

TOTAL FIXED RATE NOTES (Amortized Cost $33,664,917)	33,664,917

TOTAL INVESTMENTS (Amortized Cost $624,530,917)[2]	99.9%	$624,530,917
OTHER ASSETS IN EXCESS OF LIABILITIES	0.1	687,640

NET ASSETS	100.0%	$625,218,557

* Percentages indicated are based on net assets.
[1] Demand Security; payable upon demand by the Fund with usually no more than thirty (30) calendar day’s notice. The coupon rate shown on floating or adjustable rate securities represents the rate at period end. The due dates on these types of securities reflect the final maturity date.
[2] Aggregate cost for federal tax purposes was $624,530,917.
Abbreviations:
DATES — Daily Adjustable Tax-Exempt Securities
FHLB — Federal Home Loan Bank
FHLMC — Federal Home Loan Mortgage Corporation
FNMA — Federal National Mortgage Association
LOC — Letter of Credit
SPA — Stand-By Purchase Agreement

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Tax-Exempt Cash Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
April 30, 2012 — (Unaudited)

COUPON TYPE

On April 30, 2012, coupon type of the Portfolio was as follows :

	% of
	Net Assets	Value

COUPON TYPE:
Variable/Floating Rate Notes	94.5%	$590,866,000
Fixed Rate Notes	5.4	33,664,917

TOTAL INVESTMENTS	99.9%	$624,530,917

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Core Fixed Income Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
April 30, 2012 — (Unaudited)

Face
Amount		Value

AGENCY NOTES* — 6.0%

	Federal Home Loan Mortgage Corporation — 4.6%
$12,000,000	5.000% due 7/15/14	$13,218,852
5,000,000	5.125% due 10/18/16[1]	5,898,105

		19,116,957

	Federal National Mortgage Association — 1.4%
5,000,000	5.000% due 5/11/17[1]	5,957,195

		5,957,195

	TOTAL AGENCY NOTES (Cost $24,643,507)	25,074,152

MORTGAGE-BACKED SECURITIES*,2 — 42.8%

	Federal Home Loan Mortgage Corporation — 11.5%
2,035	# G00807, 9.500% due 3/1/21	2,077
1,135,567	# G12342, 5.500% due 8/1/21	1,235,556
260,017	# J03604, 5.500% due 10/1/21	282,262
174,354	# J03649, 5.500% due 10/1/21	189,270
469,651	# G12442, 6.000% due 11/1/21	509,115
732,359	# J03536, 5.500% due 11/1/21	795,014
335,235	# G18163, 5.500% due 1/1/22	363,914
1,366,345	# G13396, 5.500% due 12/1/23	1,482,385
70,270	# D78677, 8.000% due 3/1/27	74,567
46,214	# D84894, 8.000% due 12/1/27	47,542
576,052	# C00742, 6.500% due 4/1/29	662,213
367,379	# A57845, 7.000% due 2/1/37	424,546
1,002,985	# A68937, 6.000% due 11/1/37	1,108,181
418,847	# A68332, 5.500% due 11/1/37	456,690
1,515,644	# A70446, 5.000% due 12/1/37	1,638,879
4,808,225	# A69653, 5.500% due 12/1/37	5,242,655
4,534,074	# A73370, 5.000% due 2/1/38	4,902,733
2,530,536	# A90421, 4.500% due 12/1/39	2,699,914
3,449,268	# A92890, 4.500% due 7/1/40	3,683,373
9,121,143	# A97620, 4.500% due 3/1/41	9,754,457
8,567,408	# Q06558, 3.500% due 2/1/42	8,889,857
4,045,643	# Q07651, 3.500% due 4/1/42	4,205,493

		48,650,693

	Federal National Mortgage Association — 27.5%
17,928	# 535729, 6.500% due 2/1/16	19,506
22,801	# 535962, 6.500% due 5/1/16	25,300
13,849	# 595134, 6.500% due 7/1/16	15,366
51,628	# 596498, 6.000% due 7/1/16	56,543
12,055	# 608777, 6.500% due 10/1/16	13,376

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Core Fixed Income Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2012 — (Unaudited)

Face
Amount		Value

MORTGAGE-BACKED SECURITIES*,2 — (Continued)
	Federal National Mortgage Association — (Continued)

$173,795	# 625990, 5.500% due 12/1/16	$190,025
19,297	# 643340, 6.500% due 3/1/17	21,130
47,040	# 555016, 6.500% due 10/1/17	52,194
405,113	# 686230, 5.500% due 2/1/18	443,958
445,042	# 254685, 5.000% due 4/1/18	478,945
555,919	# 740449, 5.500% due 9/1/18	611,482
325,650	# 768557, 5.500% due 2/1/19	356,875
168,846	# 255159, 5.500% due 3/1/19	185,036
3,368	# 313796, 9.500% due 2/1/21	3,824
3,658	# 125275, 7.000% due 3/1/24	4,298
27,518	# 313795, 9.500% due 1/1/25	31,795
5,227,463	# AH6827, 4.000% due 3/1/26	5,574,218
3,405,807	# AI1657, 4.000% due 4/1/26	3,631,726
4,796,349	# AB3900, 3.000% due 11/1/26	5,014,483
29,124	# 373328, 8.000% due 3/1/27	29,458
3,549,068	# AK4751, 3.000% due 4/1/27	3,720,459
108,523	# 390895, 8.000% due 6/1/27	132,402
47,748	# 395715, 8.000% due 8/1/27	49,155
195,017	# 397602, 8.000% due 8/1/27	238,104
28,846	# 405845, 8.000% due 11/1/27	29,161
2,621	# 499335, 6.500% due 8/1/29	3,016
17,460	# 252806, 7.500% due 10/1/29	21,230
1,065	# 523497, 7.500% due 11/1/29	1,297
5,233	# 588945, 7.000% due 6/1/31	6,200
216,629	# 607862, 7.000% due 9/1/31	256,674
25,158	# 624571, 7.000% due 3/1/32	29,650
29,921	# 656872, 6.500% due 8/1/32	34,280
21,459	# 687575, 7.000% due 2/1/33	25,165
1,792,728	# 789856, 6.000% due 8/1/34	2,005,684
319,372	# 820811, 6.000% due 4/1/35	355,513
577,253	# 829202, 5.000% due 7/1/35	627,616
847,167	# 826586, 5.000% due 8/1/35	921,079
253,133	# 867021, 7.000% due 3/1/36	293,819
217,782	# 256216, 7.000% due 4/1/36	252,786
1,139,913	# 898412, 5.000% due 10/1/36	1,238,654
559,636	# 910894, 5.000% due 2/1/37	608,113
526,237	# 912456, 6.500% due 3/1/37	594,679
739,057	# 939512, 5.000% due 6/1/37	803,075
1,068,531	# 959877, 5.000% due 11/1/37	1,161,088
4,007,725	#973241, 5.000% due 3/1/38	4,354,878
1,195,660	# 975593, 5.000% due 6/1/38	1,299,229
1,387,572	# 257573, 5.500% due 2/1/39	1,518,362
3,399,041	# AD7128, 4.500% due 7/1/40	3,649,389

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Core Fixed Income Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2012 — (Unaudited)

Face
Amount		Value

MORTGAGE-BACKED SECURITIES*,2 — (Continued)
	Federal National Mortgage Association — (Continued)

$12,094,245	# AH1568, 4.500% due 12/1/40	$13,104,067
8,578,296	# AH6991, 4.000% due 1/1/41	9,082,438
6,021,284	# AH4004, 4.500% due 3/1/41	6,464,765
3,384,511	# AJ1315, 4.000% due 9/1/41	3,615,675
5,924,597	# AB3867, 3.500% due 11/1/41	6,167,020
3,429,421	# AI8779, 4.000% due 11/1/41	3,632,574
6,923,412	# AJ0083, 3.500% due 11/1/41	7,196,967
11,374,305	# AJ5958, 4.000% due 12/1/41	12,048,099
2,732,975	# AK5070, 3.500% due 3/1/42	2,846,084
9,966,639	# AK5426, 3.500% due 3/1/42	10,361,995

		115,509,979

	Government National Mortgage Association — 3.8%
15,813	# 460389, 7.000% due 5/15/28	18,830
23,755	# 464049, 7.000% due 7/15/28	28,287
44,252	# 476259, 7.000% due 8/15/28	52,695
19,998	# 496632, 7.000% due 12/15/28	23,814
31,190	# 539971, 7.000% due 1/15/31	37,437
13,686	# 485264, 7.500% due 2/15/31	14,187
20,575	# 556417, 7.000% due 6/15/31	24,696
46,728	# 559304, 7.000% due 9/15/31	56,088
41,950	# 570289, 7.000% due 1/15/32	45,437
82,029	# 574687, 6.000% due 4/15/34	93,188
862,902	# 652486, 5.500% due 4/15/36	965,220
1,581,846	# 651859, 5.000% due 6/15/36	1,755,077
1,133,489	# 782150, 5.500% due 4/15/37	1,268,009
1,378,324	# 608508, 6.000% due 8/15/37	1,557,048
198,604	# 662521, 6.000% due 8/15/37	224,357
713,294	# 677545, 6.000% due 11/15/37	805,786
880,994	# 676291, 6.000% due 12/15/37	995,231
183,389	# 678831, 5.000% due 1/15/38	203,415
1,340,627	# 685836, 5.500% due 4/15/38	1,498,753
3,460,384	# 698235, 5.000% due 6/15/39	3,838,256
2,195,819	# 716655, 5.000% due 8/15/39	2,435,601

		15,941,412

	TOTAL MORTGAGE-BACKED SECURITIES (Cost $173,422,172)	180,102,084

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Core Fixed Income Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2012 — (Unaudited)

Face
Amount		Value

CORPORATE NOTES* — 38.2%
$14,000,000	Bear Stearns Cos. LLC,
	6.400% due 10/2/17	$16,338,266
10,000,000	Caterpillar Financial Services Corp.,
	7.050% due 10/1/18[1]	12,822,290
8,000,000	General Electric Capital Corp.,
	6.000% due 8/7/19	9,454,872
8,000,000	General Electric Capital Corp.,
	5.300% due 2/11/21[1]	8,809,208
7,000,000	Goldman Sachs Group, Inc.,
	5.950% due 1/18/18[1]	7,548,870
7,000,000	Goldman Sachs Group, Inc.,
	7.500% due 2/15/19[1]	8,097,880
9,650,000	Honeywell International, Inc.,
	5.000% due 2/15/19[1]	11,494,443
11,000,000	IBM Corp.,
	8.375% due 11/1/19	15,534,453
10,000,000	John Deere Capital Corp.,
	3.900% due 7/12/21	11,078,060
12,372,000	Oracle Corp.,
	5.750% due 4/15/18	15,109,008
11,850,000	PepsiCo, Inc.,
	7.900% due 11/1/18[1]	16,078,755
5,000,000	Toyota Motor Credit Corp.,
	2.050% due 1/12/17	5,126,150
2,285,000	United Technologies Corp.,
	6.125% due 2/1/19	2,845,015
4,000,000	Wachovia Bank NA,
	5.600% due 3/15/16	4,475,972
7,000,000	Wal-Mart Stores, Inc.,
	5.800% due 2/15/18	8,539,321
5,000,000	Wal-Mart Stores, Inc.,
	7.550% due 2/15/30	7,383,290

	TOTAL CORPORATE NOTES (Cost $147,515,001)	160,735,853

US TREASURY NOTES/BONDS* — 8.2%
7,100,000	U.S. Treasury Bond,
	6.125% due 8/15/29	10,563,465
4,639,611	U.S. Treasury Inflation Indexed Bonds (TIPS),
	1.625% due 1/15/18	5,386,301

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Core Fixed Income Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2012 — (Unaudited)

Face
Amount		Value

US TREASURY NOTES/BONDS* — (Continued)

$4,000,000	U.S. Treasury Notes,
	3.125% due 10/31/16	$4,425,312
12,000,000	U.S. Treasury Notes,
	3.750% due 11/15/18[1]	13,955,628

	TOTAL US TREASURY NOTES/BONDS (Cost $29,935,539)	34,330,706

MUNICIPAL BONDS — 2.0%
6,035,000	Mississippi, General Obligation Unlimited, Series C,
	2.227% due 10/1/17	6,158,054
2,200,000	Houston, TX, General Obligation Limited, Refunding, Series B,
	3.393% due 3/1/23	2,228,468

	TOTAL MUNICIPAL BONDS (Cost $8,235,000)	8,386,522

REPURCHASE AGREEMENTS* — 2.1%
8,700,000	With Bank of America Corp., dated 4/30/12, 0.15%, principal and interest in the amount of $8,700,036, due 5/1/12, (collateralized by a U.S. Treasury Note with a par value of $8,454,900, coupon rate of 2.38%, due 10/31/14, market value of $8,874,009)	8,700,000
69,981	With State Street Bank and Trust Co., dated 4/30/12, 0.01%, principal and interest in the amount of $69,981, due 5/1/12, (collateralized by a FHLMC security with a par value of $67,629, coupon rate of 3.500%, due 11/15/40, market value of $71,470)	69,981

	TOTAL REPURCHASE AGREEMENTS (Cost $8,769,981)	8,769,981

Shares

INVESTMENT OF SECURITY LENDING COLLATERAL* — 7.7%
32,439,710	State Street Navigator Securities Lending Prime Portfolio	32,439,710

	TOTAL INVESTMENT OF SECURITY LENDING COLLATERAL (Cost $32,439,710)	32,439,710

TOTAL INVESTMENTS (Cost $424,960,910)[3]	107.0%	$449,839,008
LIABILITIES IN EXCESS OF OTHER ASSETS	(7.0)	(29,361,945)

NET ASSETS	100.0%	$420,477,063

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Core Fixed Income Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2012 — (Unaudited)

*	Percentages indicated are based on net assets.
[1]	Securities or partial securities on loan. See Note 1.
[2]	Represents current face amount at April 30, 2012.
[3]	Aggregate cost for federal tax purposes was $424,960,910.
Abbreviations:
FHLMC — Federal Home Loan Mortgage Corporation
TIPS — Treasury Inflation Protected Security

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Core Fixed Income Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
April 30, 2012 — (Unaudited)

SECTOR DIVERSIFICATION

On April 30, 2012, sector diversification of the Portfolio was as follows :

	% of
	Net Assets	Value

SECTOR:
Corporate	38.2%	$160,735,853
Federal National Mortgage Association	28.9	121,467,174
Federal Home Loan Mortgage Corporation	16.1	67,767,650
US Treasury Bills	8.2	34,330,706
Government National Mortgage Association	3.8	15,941,412
Municipal Bonds	2.0	8,386,522

TOTAL	97.2%	$408,629,317
REPURCHASE AGREEMENTS	2.1	8,769,981
INVESTMENTS OF SECURITY LENDING COLLATERAL	7.7	32,439,710

TOTAL INVESTMENTS	107.0%	$449,839,008

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Strategic Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
April 30, 2012 — (Unaudited)

Shares		Value

COMMON STOCKS* — 99.8%

	Aerospace & Defense — 4.3%
64,170	Honeywell International, Inc.	$3,892,552
20,550	Precision Castparts Corp.	3,624,404

		7,516,956

	Beverages — 1.9%
43,370	Coca-Cola Co. (The)	3,309,998

	Capital Markets — 3.0%
16,210	Franklin Resources, Inc.	2,034,517
69,848	State Street Corp.	3,228,375

		5,262,892

	Chemicals — 3.8%
80,075	EI du Pont de Nemours & Co.	4,280,809
20,000	Praxair, Inc.	2,314,000

		6,594,809

	Commercial Banks — 5.6%
54,305	PNC Financial Services Group, Inc.	3,601,508
186,375	Wells Fargo & Co.	6,230,516

		9,832,024

	Life Sciences Tools & Services — 1.4%
29,685	Waters Corp.[1]	2,496,805

	Communications Equipment — 2.9%
80,615	Qualcomm, Inc.	5,146,462

	Computers & Peripherals — 5.1%
15,210	Apple, Inc.[1]	8,886,290

	Consumer Finance — 2.7%
78,395	American Express Co.	4,720,163

	Diversified Consumer Services — 1.3%
35,410	ITT Educational Services, Inc.[1]	2,337,768

	Electrical Equipment — 3.5%
43,200	Cooper Industries PLC	2,703,024
64,200	Emerson Electric Co.	3,373,068

		6,076,092

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Strategic Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2012 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)

	Electronic Equipment, Instruments & Components — 2.1%
62,890	Amphenol Corp. — Class A	$3,656,425

	Energy Equipment & Services — 5.1%
37,700	Ensco PLC, ADR	2,060,305
30,000	National Oilwell Varco, Inc.	2,272,800
60,770	Schlumberger, Ltd.	4,505,488

		8,838,593

	Health Care Equipment & Supplies — 3.7%
63,775	Baxter International, Inc.	3,533,773
46,400	Varian Medical Systems, Inc.[1,2]	2,942,688

		6,476,461

	Health Care Providers & Services — 6.3%
76,290	Express Scripts Holding Co.[1]	4,256,219
34,300	Laboratory Corp. of America Holdings[1,2]	3,014,627
66,370	UnitedHealth Group, Inc.	3,726,676

		10,997,522

	Hotels, Restaurants & Leisure — 3.3%
52,000	Darden Restaurants, Inc.	2,604,160
43,770	Yum! Brands, Inc.	3,183,392

		5,787,552

	Household Products — 4.8%
31,685	Colgate-Palmolive Co.	3,134,914
82,785	Procter & Gamble Co. (The)	5,268,437

		8,403,351

	Insurance — 3.1%
28,000	ACE, Ltd.	2,127,160
158,500	Progressive Corp. (The)	3,376,050

		5,503,210

	IT Services — 3.1%
51,085	Accenture PLC — Class A	3,317,971
28,160	Cognizant Technology Solutions Corp. — Class A1	2,064,691

		5,382,662

	Machinery — 1.8%
36,025	Parker Hannifin Corp.	3,159,032

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Strategic Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2012 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)

	Multi-line Retail — 2.2%
38,295	Dollar Tree, Inc.[1]	$3,893,070

	Oil, Gas & Consumable Fuels — 5.6%
59,340	Chevron Corp.	6,323,270
38,800	Occidental Petroleum Corp.	3,539,336

		9,862,606

	Pharmaceuticals — 1.5%
79,050	Bristol-Myers Squibb Co.	2,637,898

	Road & Rail — 1.8%
56,985	JB Hunt Transport Services, Inc.	3,152,980

	Semiconductors & Semiconductor Equipment — 2.6%
60,390	Altera Corp.	2,148,072
67,960	Microchip Technology, Inc.	2,401,707

		4,549,779

	Software — 6.5%
198,090	Microsoft Corp.	6,342,842
169,350	Oracle Corp.	4,977,196

		11,320,038

	Specialty Retail — 4.4%
43,620	Bed Bath & Beyond, Inc.[1]	3,070,412
88,450	Home Depot, Inc.	4,580,825

		7,651,237

	Textiles, Apparel & Luxury Goods — 1.9%
44,210	Coach, Inc.	3,234,404

	Tobacco — 3.2%
63,015	Philip Morris International, Inc.	5,640,473

	Trading Companies & Distributors — 1.3%
10,730	WW Grainger, Inc.	2,229,909

	TOTAL COMMON STOCKS (Cost $126,605,742)	174,557,461

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Strategic Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2012 — (Unaudited)

Face
Amount		Value

REPURCHASE AGREEMENT* — 0.5%
$788,548	With State Street Bank and Trust Co., dated 4/30/12, 0.01%, principal and interest in the amount of $788,548, due 5/1/12, (collateralized by a FHLMC security with a par value of $763,810, coupon rate of 3.500% due 11/15/40, market value of $807,194)	$788,548

	TOTAL REPURCHASE AGREEMENT (Cost $788,548)	788,548

Shares

INVESTMENT OF SECURITY LENDING COLLATERAL* — 1.8%
3,200,495	State Street Navigator Securities Lending Prime Portfolio	3,200,495

	TOTAL INVESTMENT OF SECURITY LENDING COLLATERAL (Cost $3,200,495)	3,200,495

TOTAL INVESTMENTS (Cost $130,594,785)[3]	102.1%	$178,546,504
LIABILITIES IN EXCESS OF OTHER ASSETS	(2.1)	(3,637,828)

NET ASSETS	100.0%	$174,908,676

*	Percentages indicated are based on net assets.
[1]	Non income-producing security.
[2]	Securities or partial securities on loan. See Note 1.
[3]	Aggregate cost for federal tax purposes was $130,553,979.
Abbreviations:
ADR — American Depositary Receipt
FHLMC — Federal Home Loan Mortgage Corporation

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Strategic Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
April 30, 2012 — (Unaudited)

INDUSTRY DIVERSIFICATION

On April 30, 2012, industry diversification of the Portfolio was as follows :

	% of
	Net Assets	Value

INDUSTRIES:
Software	6.5%	$11,320,038
Health Care Providers & Services	6.3	10,997,522
Oil, Gas & Consumable Fuels	5.6	9,862,606
Commercial Banks	5.6	9,832,024
Computers & Peripherals	5.1	8,886,290
Energy Equipment & Services	5.1	8,838,593
Household Products	4.8	8,403,351
Specialty Retail	4.4	7,651,237
Aerospace & Defense	4.3	7,516,956
Chemicals	3.8	6,594,809
Health Care Equipment & Supplies	3.7	6,476,461
Electrical Equipment	3.5	6,076,092
Hotels, Restaurants & Leisure	3.3	5,787,552
Tobacco	3.2	5,640,473
Insurance	3.1	5,503,210
IT Services	3.1	5,382,662
Capital Markets	3.0	5,262,892
Communications Equipment	2.9	5,146,462
Consumer Finance	2.7	4,720,163
Semiconductors & Semiconductor Equipment	2.6	4,549,779
Multi-line Retail	2.2	3,893,070
Electronic Equipment, Instruments & Components	2.1	3,656,425
Beverages	1.9	3,309,998
Textiles, Apparel & Luxury Goods	1.9	3,234,404
Machinery	1.8	3,159,032
Road & Rail	1.8	3,152,980
Pharmaceuticals	1.5	2,637,898
Common Stocks	1.4	2,496,805
Diversified Consumer Services	1.3	2,337,768
Trading Companies & Distributors	1.3	2,229,909

TOTAL COMMON STOCKS	99.8%	$174,557,461
REPURCHASE AGREEMENTS	0.5	788,548
INVESTMENTS OF SECURITY LENDING COLLATERAL	1.8	3,200,495

TOTAL INVESTMENTS	102.1%	$178,546,504

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Small Cap Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
April 30, 2012 — (Unaudited)

Shares		Value

COMMON STOCKS* — 98.5%

	Aerospace & Defense — 4.2%
72,220	Aerovironment, Inc.[1,2]	$1,756,390
132,304	BE Aerospace, Inc.[1]	6,222,257
103,389	Triumph Group, Inc.	6,494,897

		14,473,544

	Airlines — 1.1%
154,070	Spirit Airlines, Inc.[1]	3,700,761

	Apparel Retailers — 2.7%
98,574	DSW, Inc. — Class A	5,545,773
118,087	Rue21, Inc.[1,2]	3,583,941

		9,129,714

	Automotive — 3.7%
511,371	American Axle & Manufacturing Holdings, Inc.[1]	4,955,185
285,080	Sonic Automotive, Inc. — Class A	4,795,046
91,226	Tenneco Automotive, Inc.[1]	2,812,497

		12,562,728

	Banking — 10.3%
138,612	Bank of the Ozarks, Inc.	4,283,111
74,501	Berkshire Hills Bancorp, Inc.	1,690,428
83,624	Community Bank System, Inc.	2,351,507
203,991	Flushing Financial Corp.	2,658,003
115,553	Lakeland Financial Corp.	3,009,000
119,860	Northwest Bancshares, Inc.	1,476,675
85,904	Prosperity Bancshares, Inc.	4,007,422
163,193	Renasant Corp.	2,611,088
54,229	Signature Bank[1]	3,562,303
52,962	SVB Financial Group[1]	3,394,334
85,397	UMB Financial Corp.	4,103,326
96,547	WesBanco, Inc.	1,977,282

		35,124,479

	Beverages, Food & Tobacco — 0.9%
190,560	Darling International, Inc.[1]	3,121,373

	Chemicals — 0.8%
79,774	LSB Industries, Inc.[1,2]	2,705,934

	Commercial Services — 5.6%
174,849	Cardtronics, Inc.[1]	4,609,020
122,395	MAXIMUS, Inc.	5,415,979

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Small Cap Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2012 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)
	Commercial Services — (Continued)

122,648	MoneyGram International, Inc.[1]	$2,065,392
97,561	Myriad Genetics, Inc.[1]	2,537,561
108,457	TAL International Group, Inc.	4,480,359

		19,108,311

	Communications — 0.7%
492,366	Harmonic, Inc.[1]	2,323,967

	Computer Software & Processing — 3.1%
105,670	Interactive Intelligence Group[1]	3,134,172
127,463	Medidata Solutions, Inc.[1]	3,302,567
109,724	SYNNEX Corp.[1,2]	4,179,387

		10,616,126

	Computers & Information — 1.2%
111,245	NETGEAR, Inc.[1]	4,282,932

	Electric Utilities — 1.0%
86,664	Cleco Corp.	3,535,891

	Electrical Equipment — 3.6%
51,188	AZZ, Inc.	2,646,931
112,765	EnerSys[1]	3,941,137
48,400	Littelfuse, Inc.	3,033,228
64,365	Moog, Inc. — Class A1	2,720,709

		12,342,005

	Electronics — 6.7%
147,735	Finisar Corp.[1,2]	2,440,582
230,852	GT Advanced Technologies, Inc.[1,2]	1,502,847
73,741	Measurement Specialties, Inc.[1,2]	2,634,766
140,386	Multi-Fineline Electronix, Inc.[1,2]	3,718,825
360,151	Pericom Semiconductor Corp.[1]	2,830,787
470,319	PMC — Sierra, Inc.[1]	3,325,155
67,406	Veeco Instruments, Inc.[1,2]	2,034,987
131,771	Volterra Semiconductor Corp.[1,2]	4,333,948

		22,821,897

	Entertainment & Leisure — 2.9%
236,427	Ameristar Casinos, Inc.	4,250,958
252,645	Cinemark Holdings, Inc.	5,800,729

		10,051,687

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Small Cap Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2012 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)

	Financial Services — 3.4%
49,414	Cash America International, Inc.	$2,310,105
190,054	Sabra Health Care, Inc.	3,181,504
350,205	Two Harbors Investment Corp.	3,663,144
37,757	World Acceptance Corp.[1,2]	2,511,218

		11,665,971

	Forest Products & Paper — 1.2%
221,476	KapStone Paper and Packaging Corp.[1]	3,999,857

	Health Care Providers — 2.9%
421,919	Health Management Associates, Inc.[1]	3,037,817
81,090	LifePoint Hospital, Inc.[1]	3,164,132
51,948	Mednax, Inc.[1,2]	3,648,827

		9,850,776

	Heavy Construction — 0.8%
183,465	Primoris Services Corp.	2,645,565

	Heavy Machinery — 2.5%
369,464	Entegris, Inc.[1]	3,269,756
148,242	Titan Machinery, Inc.[1,2]	5,281,863

		8,551,619

	Home Construction, Furnishings & Appliances — 1.9%
154,070	Skullcandy, Inc.[1,2]	2,483,608
67,152	Tupperware Brands Corp.	4,182,898

		6,666,506

	Industrial — 2.1%
83,370	Crane Co.	3,679,118
54,482	Gardner Denver, Inc.	3,548,958

		7,228,076

	Insurance — 7.7%
306,113	American Equity Investment Life Holding Co.	3,752,945
115,299	Amtrust Financial Services, Inc.	3,140,745
128,730	Centene Corp.[1]	5,096,421
198,923	Metropolitan Health Networks, Inc.[1]	1,487,944
99,841	Molina Healthcare, Inc.[1,2]	2,560,922
65,632	ProAssurance Corp.	5,781,523
158,378	Protective Life Corp.	4,634,140

		26,454,640

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Small Cap Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2012 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)

	Medical Supplies — 3.8%
98,828	Cyberonics, Inc.[1,2]	$3,785,112
171,808	Hanger Orthopedic Group, Inc.[1]	4,046,079
97,561	ICU Medical, Inc.[1,2]	5,120,977

		12,952,168

	Metals & Mining — 1.8%
79,823	General Cable Corp.[1]	2,349,989
133,798	Titan International, Inc.	3,865,424

		6,215,413

	Oil & Gas — 5.7%
79,062	Atwood Oceanics, Inc.[1]	3,504,818
74,754	Berry Petroleum Co. — Class A	3,405,045
143,174	Gulfport Energy Corp.[1]	3,752,591
56,256	Oil States International, Inc.[1]	4,476,852
161,672	Stone Energy Corp.[1]	4,534,900

		19,674,206

	Pharmaceuticals — 1.2%
94,773	Alere, Inc.[1,2]	2,264,127
44,346	Par Pharmaceutical Cos., Inc.[1]	1,877,610

		4,141,737

	Real Estate Investment Trusts — 4.6%
375,546	Ashford Hospitality Trust, Inc.	3,207,163
385,682	Brandywine Realty Trust	4,574,188
158,885	DuPont Fabros Technology, Inc.	4,313,728
293,189	Ramco-Gershenson Properties	3,529,996

		15,625,075

	Restaurants — 2.3%
42,065	Buffalo Wild Wings, Inc.[1,2]	3,527,150
263,794	Texas Roadhouse, Inc.	4,550,447

		8,077,597

	Retailers — 1.6%
98,574	Perry Ellis International, Inc.[1,2]	1,844,319
131,771	Sally Beauty Holdings, Inc.[1]	3,505,109

		5,349,428

	Technology — 1.2%
71,460	MICROS Systems, Inc.[1]	4,061,072

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Small Cap Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2012 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)

	Telecommunications — 3.4%
154,324	GeoEye, Inc.[1,2]	$3,537,106
100,855	j2 Global, Inc.	2,605,085
311,688	MasTec, Inc.[1,2]	5,420,254

		11,562,445

	Telephone Systems — 0.9%
508,583	Brightpoint, Inc.[1]	3,112,528

	Water Companies — 1.0%
91,733	American States Water Co.	3,342,750

	TOTAL COMMON STOCKS (Cost $292,214,473)	337,078,778

Face
Amount

REPURCHASE AGREEMENT* — 2.1%
$6,980,547	With State Street Bank and Trust Co., dated 4/30/12, 0.01%, principal and interest in the amount of $6,980,548, due 5/1/12, (collateralized by a FHLMC security with a par value of $6,739,033, coupon rate of 3.500%, due 11/15/40, market value of $7,121,803)	6,980,547

	TOTAL REPURCHASE AGREEMENT (Cost $6,980,547)	6,980,547

Shares

INVESTMENT OF SECURITY LENDING COLLATERAL* — 10.4%
35,708,254	State Street Navigator Securities Lending Prime Portfolio	35,708,254

	TOTAL INVESTMENT OF SECURITY LENDING COLLATERAL (Cost $35,708,254)	35,708,254

TOTAL INVESTMENTS (Cost $334,903,274)[3]	111.0%	$379,767,579
LIABILITIES IN EXCESS OF OTHER ASSETS	(11.0)	(37,687,198)

NET ASSETS	100.0%	$342,080,381

*	Percentages indicated are based on net assets.
[1]	Non income-producing security.
[2]	Securities or partial securities on loan. See Note 1.
[3]	Aggregate cost for federal tax purposes was $336,994,407.
Abbreviations:
FHLMC — Federal Home Loan Mortgage Corporation

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Small Cap Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2012 — (Unaudited)

INDUSTRY DIVERSIFICATION

On April 30, 2012, industry diversification of the Portfolio was as follows :

	% of
	Net Assets	Value

INDUSTRIES:
Banking	10.3%	$35,124,479
Insurance	7.7	26,454,640
Electronics	6.7	22,821,897
Oil & Gas	5.7	19,674,206
Commercial Services	5.6	19,108,311
Real Estate Investment Trusts	4.6	15,625,075
Aerospace & Defense	4.2	14,473,544
Medical Supplies	3.8	12,952,168
Automotive	3.7	12,562,728
Electrical Equipment	3.6	12,342,005
Financial Services	3.4	11,665,971
Telecommunications	3.4	11,562,445
Computer Software & Processing	3.1	10,616,126
Entertainment & Leisure	2.9	10,051,687
Health Care Providers	2.9	9,850,776
Apparel Retailers	2.7	9,129,714
Heavy Machinery	2.5	8,551,619
Restaurants	2.3	8,077,597
Industrial	2.1	7,228,076
Home Construction, Furnishings & Appliances	1.9	6,666,506
Metals & Mining	1.8	6,215,413
Retailers	1.6	5,349,428
Computers & Information	1.2	4,282,932
Pharmaceuticals	1.2	4,141,737
Technology	1.2	4,061,072
Forest Products & Paper	1.2	3,999,857
Airlines	1.1	3,700,761
Electric Utilities	1.0	3,535,891
Water Companies	1.0	3,342,750
Beverages, Food & Tobacco	0.9	3,121,373
Telephone Systems	0.9	3,112,528

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Small Cap Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
April 30, 2012 — (Unaudited)

On April 30, 2012, industry diversification of the Portfolio was as follows :

	% of
	Net Assets	Value

Chemicals	0.8%	$2,705,934
Heavy Construction	0.8	2,645,565
Communications	0.7	2,323,967

TOTAL COMMON STOCKS	98.5%	$337,078,778
REPURCHASE AGREEMENTS	2.1	6,980,547
INVESTMENTS OF SECURITY LENDING COLLATERAL	10.4	35,708,254

TOTAL INVESTMENTS	111.0%	$379,767,579

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Large Cap Value Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
April 30, 2012 — (Unaudited)

Shares		Value

COMMON STOCKS* — 99.7%

	Advertising — 1.4%
30,695	Omnicom Group, Inc.	$1,574,960

	Airlines — 2.0%
25,105	FedEx Corp.	2,215,265

	Banking — 9.2%
54,315	Capital One Financial Corp.	3,013,396
38,260	PNC Financial Services Group, Inc.	2,537,403
143,640	Wells Fargo & Co.	4,801,886

		10,352,685

	Beverages, Food & Tobacco — 1.5%
25,585	Bunge, Ltd.	1,650,233

	Commercial Services — 4.0%
38,360	Jacobs Engineering Group, Inc.[1,2]	1,681,319
156,900	Western Union Co. (The)	2,883,822

		4,565,141

	Computer Software & Processing — 1.4%
45,740	Fidelity National Information Services, Inc.	1,540,066

	Computers & Information — 2.1%
60,610	Western Digital Corp.[1]	2,352,274

	Consumer Services — 1.1%
28,580	Disney (Walt) Co.	1,232,084

	Electric Utilities — 8.9%
82,420	Ameren Corp.	2,702,552
109,270	Duke Energy Corp.	2,341,656
84,705	PPL Corp.	2,316,682
41,360	Sempra Energy	2,677,646

		10,038,536

	Electronics — 1.8%
47,660	Arrow Electronics, Inc.[1]	2,004,103

	Energy — 3.9%
50,800	Exxon Mobil Corp.	4,386,072

	Entertainment & Leisure — 1.7%
52,795	Time Warner, Inc.	1,977,701

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Large Cap Value Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2012 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)

	Financial Services — 4.6%
26,020	Ameriprise Financial, Inc.	$1,410,544
8,815	BlackRock, Inc.	1,688,778
86,285	Nasdaq Stock Market, Inc. (The)[1]	2,120,022

		5,219,344

	Food Retailers — 1.8%
88,515	Kroger Co. (The)	2,059,744

	Heavy Machinery — 1.9%
19,040	Flowserve Corp.	2,188,267

	Industrial — 1.9%
37,145	Illinois Tool Works, Inc.	2,131,380

	Insurance — 16.6%
56,785	Assurant, Inc.	2,290,707
12,355	Everest Re Group, Ltd.	1,224,381
61,220	Metlife, Inc.	2,205,757
17,600	PartnerRe, Ltd.	1,225,312
92,175	Principal Financial Group, Inc.	2,550,482
55,589	Torchmark Corp.	2,707,740
42,570	Travelers Cos., Inc. (The)	2,738,102
67,635	UnitedHealth Group, Inc.	3,797,705

		18,740,186

	Media — Broadcasting & Publishing — 2.2%
49,735	Scripps Networks Interactive, Inc. — Class A	2,497,692

	Medical Supplies — 6.7%
59,135	Agilent Technologies, Inc.	2,494,314
50,755	Covidien PLC	2,803,199
36,455	Zimmer Holdings, Inc.	2,294,113

		7,591,626

	Metals & Mining — 1.5%
30,150	Reliance Steel & Aluminum Co.	1,685,084

	Oil & Gas — 6.6%
25,555	Apache Corp.	2,451,747
46,480	Baker Hughes, Inc.	2,050,233
41,150	ConocoPhillips	2,947,574

		7,449,554

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Large Cap Value Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2012 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)

	Pharmaceuticals — 4.1%
56,610	AmerisourceBergen Corp.	$2,106,458
114,290	Mylan, Inc.[1]	2,481,236

		4,587,694

	Retailers — 5.7%
55,660	CVS Caremark Corp.	2,483,549
59,225	Macy’s, Inc.	2,429,409
30,910	Signet Jewelers, Ltd.	1,507,481

		6,420,439

	Software — 5.1%
37,480	Adobe Systems, Inc.[1]	1,257,829
64,855	Microsoft Corp.	2,076,657
146,290	Symantec Corp.[1]	2,416,711

		5,751,197

	Transportation — 2.0%
31,025	Norfolk Southern Corp.	2,262,653

	TOTAL COMMON STOCKS (Cost $102,968,948)	112,473,980

Face
Amount

REPURCHASE AGREEMENT* — 0.3%
$265,415	With State Street Bank and Trust Co., dated 4/30/12, 0.01%, principal and interest in the amount of $265,415 due 5/1/12 (collateralized by a FHLMC security with a par value of $258,582 coupon rate of 3.500% due 11/15/40, market value of $273,269)	265,415

	TOTAL REPURCHASE AGREEMENT (Cost $265,415)	265,415

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Large Cap Value Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2012 — (Unaudited)

Shares		Value

INVESTMENT OF SECURITY LENDING COLLATERAL* — 0.1%
138,725	State Street Navigator Securities Lending Prime Portfolio	$138,725

	TOTAL INVESTMENT OF SECURITY LENDING COLLATERAL (Cost $138,725)	138,725

TOTAL INVESTMENTS (Cost $103,373,088)[3]	100.1%	$112,878,120
LIABILITIES IN EXCESS OF OTHER ASSETS	(0.1)	(96,480)

NET ASSETS	100.0%	$112,781,640

*	Percentages indicated are based on net assets.
[1]	Non income-producing security.
[2]	Securities or partial securities on loan. See Note 1.
[3]	Aggregate cost for federal tax purposes was $103,598,024.
Abbreviations:
FHLMC — Federal Home Loan Mortgage Corporation

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Large Cap Value Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
April 30, 2012 — (Unaudited)

INDUSTRY DIVERSIFICATION

On April 30, 2012, industry diversification of the Portfolio was as follows :

	% of
	Net Assets	Value

INDUSTRIES:
Insurance	16.6%	$18,740,186
Banking	9.2	10,352,685
Electric Utilities	8.9	10,038,536
Medical Supplies	6.7	7,591,626
Oil & Gas	6.6	7,449,554
Retailers	5.7	6,420,439
Software	5.1	5,751,197
Financial Services	4.6	5,219,344
Pharmaceuticals	4.1	4,587,694
Commercial Services	4.0	4,565,141
Energy	3.9	4,386,072
Media — Broadcasting & Publishing	2.2	2,497,692
Computers & Information	2.1	2,352,274
Transportation	2.0	2,262,653
Airlines	2.0	2,215,265
Heavy Machinery	1.9	2,188,267
Industrial	1.9	2,131,380
Food Retailers	1.8	2,059,744
Electronics	1.8	2,004,103
Entertainment & Leisure	1.7	1,977,701
Metals & Mining	1.5	1,685,084
Beverages, Food & Tobacco	1.5	1,650,233
Advertising	1.4	1,574,960
Computer Software & Processing	1.4	1,540,066
Consumer Services	1.1	1,232,084

TOTAL COMMON STOCKS	99.7%	$112,473,980
REPURCHASE AGREEMENTS	0.3	265,415
INVESTMENTS OF SECURITY LENDING COLLATERAL	0.1	138,725

TOTAL INVESTMENTS	100.1%	$112,878,120

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

U.S. Emerging Growth Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
April 30, 2012 — (Unaudited)

Shares		Value

COMMON STOCKS* — 99.8%

	Aerospace & Defense — 0.6%
32,770	Taser International, Inc.[1,2]	$150,742

	Auto Components — 1.0%
17,913	Dana Holding Corp.	261,888

	Biotechnology — 1.8%
14,615	Dusa Pharmaceuticals, Inc.[1,2]	85,644
28,179	Progenics Pharmaceuticals, Inc.[1,2]	309,687
8,680	Spectrum Pharmaceuticals, Inc.[1,2]	92,268

		487,599

	Capital Markets — 1.0%
17,513	Duff & Phelps Corp. — Class A	278,457

	Chemicals — 1.6%
4,749	Koppers Holdings, Inc.	184,641
18,211	PolyOne Corp.	252,405

		437,046

	Commercial Banks — 2.9%
15,890	First Financial Bancorp	267,111
26,758	National Penn Bancshares, Inc.	246,708
11,901	PacWest Bancorp	283,482

		797,301

	Commercial Services & Supplies — 2.4%
12,029	Deluxe Corp.	286,411
13,924	Kforce, Inc.[1,2]	201,480
5,770	Tetra Tech, Inc.[1]	154,059

		641,950

	Communications Equipment — 0.7%
11,663	MasTec, Inc.[1,2]	202,819

	Computers & Peripherals — 1.2%
24,865	STEC, Inc.[1]	206,131
3,997	Synaptics, Inc.[1,2]	122,748

		328,879

	Construction & Engineering — 0.8%
15,742	Primoris Services Corp.	227,000

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

U.S. Emerging Growth Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2012 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)

	Consumer Finance — 4.6%
5,124	Cash America International, Inc.	$239,547
9,129	Ezcorp, Inc. — Class A1	244,566
6,535	First Cash Financial Services, Inc.[1,2]	267,673
35,625	Netspend Holdings, Inc.[1,2]	271,819
3,335	World Acceptance Corp.[1,2]	221,811

		1,245,416

	Diversified Consumer Services — 1.6%
5,415	Capella Education Co.[1]	177,125
4,322	Coinstar, Inc.[1,2]	271,378

		448,503

	Electric Utilities — 0.9%
8,422	El Paso Electric Co.	258,050

	Electrical Equipment — 0.8%
6,123	Belden, Inc.	212,958

	Electronic Equipment, Instruments & Components — 2.2%
1,750	Anixter International, Inc.[1]	120,015
29,349	Brightpoint, Inc.[1]	179,616
7,675	Cognex Corp.	308,919

		608,550

	Energy Equipment & Services — 0.5%
8,754	Basic Energy Services, Inc.[1]	126,058

	Food Products — 2.1%
11,176	B&G Foods, Inc.	248,554
6,602	Hain Celestial Group, Inc.[1,2]	312,275

		560,829

	Gas Utilities — 0.5%
3,400	New Jersey Resources Corp.	147,016

	Health Care Equipment & Supplies — 7.0%
15,226	ABIOMED, Inc.[1,2]	370,449
10,124	Align Technology, Inc.[1,2]	321,032
4,212	Analogic Corp.	287,300
10,544	Greatbatch, Inc.[1,2]	245,570

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

U.S. Emerging Growth Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2012 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)
	Health Care Equipment & Supplies — (Continued)

21,285	Natus Medical, Inc.[1,2]	$260,528
13,506	Spectranetics Corp.[1]	141,678
18,683	SurModics, Inc.[1,2]	276,322

		1,902,879

	Health Care Providers & Services — 1.7%
11,487	Bio-Reference Labs, Inc.[1,2]	244,903
4,816	Magellan Health Services, Inc.[1]	213,252

		458,155

	Health Care Technology — 0.9%
16,568	Omnicell, Inc.[1]	236,425

	Hotels, Restaurants & Leisure — 3.9%
7,080	AFC Enterprises, Inc.[1]	120,926
8,983	Cheesecake Factory, Inc. (The)[1,2]	282,965
26,897	Krispy Kreme Doughnuts, Inc.[1,2]	197,155
5,668	Papa John’s International, Inc.[1,2]	228,307
24,389	Scientific Games Corp. — Class A1	247,792

		1,077,145

	Insurance — 0.9%
2,785	ProAssurance Corp.	245,331

	Internet Software & Services — 3.8%
8,116	Ancestry.com, Inc.[1,2]	216,697
4,554	Constant Contact, Inc.[1,2]	110,070
9,099	Dice Holdings, Inc.[1,2]	98,087
21,864	IntraLinks Holdings, Inc.[1,2]	101,886
8,812	j2 Global, Inc.	227,614
13,746	Valueclick, Inc.[1,2]	291,141

		1,045,495

	IT Services — 3.4%
3,887	CACI International, Inc. — Class A1,2	237,612
11,027	Heartland Payment Systems, Inc.	335,993
19,515	Sapient Corp.	233,595
8,349	TeleTech Holdings, Inc.[1,2]	126,487

		933,687

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

U.S. Emerging Growth Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2012 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)

	Leisure Equipment & Products — 2.6%
12,420	Brunswick Corp.	$326,522
6,521	Sturm Ruger & Co., Inc.	372,153

		698,675

	Life, Sciences Tools & Services — 1.1%
11,896	Luminex Corp.[1,2]	297,876

	Machinery — 4.0%
8,536	Barnes Group, Inc.	225,350
5,458	Robbins & Myers, Inc.	265,859
10,503	Titan International, Inc.	303,432
8,328	Wabash National Corp.[1]	69,705
6,334	Watts Water Technologies, Inc.	233,218

		1,097,564

	Metals & Mining — 0.9%
13,702	Worthington Industries, Inc.	244,444

	Multi-Utilities — 1.0%
7,700	NorthWestern Corp.	273,504

	Oil, Gas & Consumable Fuels — 4.3%
9,623	CVR Energy, Inc.[1,2]	292,154
7,365	Energy XXI Bermuda, Ltd.[1,2]	277,513
7,731	Stone Energy Corp.[1]	216,855
5,597	Targa Resources Corp.	269,160
6,065	Western Refining, Inc.	115,538

		1,171,220

	Paper & Forest Products — 0.9%
7,219	Buckeye Technologies, Inc.	233,968

	Personal Products — 0.4%
1,973	Nu Skin Enterprises, Inc. — Class A	105,161

	Pharmaceuticals — 2.9%
8,740	Impax Laboratories, Inc.[1]	215,266
16,390	Medicines Co. (The)[1]	362,055
10,115	Viropharma, Inc.[1]	220,001

		797,322

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

U.S. Emerging Growth Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2012 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)

	Real Estate Investment Trusts — 5.9%
15,898	CBL & Associates Properties, Inc.	$296,180
5,703	EastGroup Properties, Inc.	286,861
6,579	Entertainment Properties Trust	315,726
16,050	Inland Real Estate Corp.	138,030
8,786	LaSalle Hotel Properties	258,396
5,690	Sovran Self Storage, Inc.	299,863

		1,595,056

	Road & Rail — 2.4%
9,155	Avis Budget Group, Inc.[1,2]	120,480
3,437	Dollar Thrifty Automotive Group[1]	277,916
5,724	Old Dominion Freight Line, Inc.[1,2]	254,546

		652,942

	Semiconductors & Semiconductor Equipment — 10.6%
29,110	Amtech Systems, Inc.[1,2]	203,188
32,462	Entegris, Inc.[1,2]	287,289
8,500	FEI Co.[1,2]	426,445
42,984	Integrated Device Technology, Inc.[1,2]	291,002
23,088	IXYS Corp.[1,2]	287,676
41,800	Lattice Semiconductor Corp.[1]	228,228
9,182	MKS Instruments, Inc.	253,882
14,841	Monolithic Power Systems, Inc.[1]	307,506
18,610	Omnivision Technologies, Inc.[1,2]	342,796
25,165	Rudolph Technologies, Inc.[1,2]	271,782

		2,899,794

	Software — 5.1%
41,706	Actuate Corp.[1]	296,112
6,594	Fair Isaac Corp.	282,883
6,954	Jack Henry & Associates, Inc.	236,158
6,926	SolarWinds, Inc.[1]	324,899
33,790	VASCO Data Security International, Inc.[1,2]	263,224

		1,403,276

	Specialty Retail — 4.3%
6,846	ANN, Inc.[1,2]	189,566
11,852	Express, Inc.[1]	279,944
13,403	Finish Line, Inc. (The) — Class A	298,351
16,024	Pier 1 Imports, Inc.	275,292
4,719	Select Comfort Corp.[1]	136,285

		1,179,438

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

U.S. Emerging Growth Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2012 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)

	Textiles, Apparel & Luxury Goods — 0.5%
3,073	Steven Madden, Ltd.[1]	$132,784

	Thrifts & Mortgage Finance — 1.1%
20,101	Oritani Financial Corp.	297,897

	Trading Companies & Distributors — 2.0%
5,793	Applied Industrial Techologies, Inc.	227,665
11,543	Beacon Roofing Supply, Inc.[1,2]	308,082

		535,747

	Water and Sewer — 1.0%
7,359	American States Water Co.	268,162

	TOTAL COMMON STOCKS (Cost $23,612,273)	27,205,008

Face
Amount

REPURCHASE AGREEMENT* — 0.2%
$65,060	With State Street Bank and Trust Co., dated 4/30/12, 0.01%, principal and interest in the amount of $65,060, due 5/1/12, (collateralized by a FHLMC security with a par value of $63,651, coupon rate of 3.500%, due 11/15/40, market value of $67,266)	65,060

	TOTAL REPURCHASE AGREEMENT (Cost $65,060)	65,060

Shares

INVESTMENT OF SECURITY LENDING COLLATERAL* — 25.9%
7,057,613	State Street Navigator Securities Lending Prime Portfolio	7,057,613

	TOTAL INVESTMENT OF SECURITY LENDING COLLATERAL (Cost $7,057,613)	7,057,613

TOTAL INVESTMENTS (Cost $30,734,946)[3]	125.9%	$34,327,681
LIABILITIES IN EXCESS OF OTHER ASSETS	(25.9)	(7,071,877)

NET ASSETS	100.0%	$27,255,804

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

U.S. Emerging Growth Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2012 — (Unaudited)

*	Percentages indicated are based on net assets.
[1]	Non income-producing security.
[2]	Securities or partial securities on loan. See Note 1.
[3]	Aggregate cost for federal tax purposes was $30,789,576.
Abbreviations:
FHLMC — Federal Home Loan Mortgage Corporation

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

U.S. Emerging Growth Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2012 — (Unaudited)

INDUSTRY DIVERSIFICATION

On April 30, 2012, industry diversification of the Portfolio was as follows :

	% of
	Net Assets	Value

INDUSTRIES:
Semiconductors & Semiconductor Equipment	10.6%	$2,899,794
Health Care Equipment & Supplies	7.0	1,902,879
Real Estate Investment Trusts	5.9	1,595,056
Software	5.1	1,403,276
Consumer Finance	4.6	1,245,416
Specialty Retail	4.3	1,179,438
Oil, Gas & Consumable Fuels	4.3	1,171,220
Machinery	4.0	1,097,564
Hotels, Restaurants & Leisure	3.9	1,077,145
Internet Software & Services	3.8	1,045,495
IT Services	3.4	933,687
Pharmaceuticals	2.9	797,322
Commercial Banks	2.9	797,301
Leisure Equipment & Products	2.6	698,675
Road & Rail	2.4	652,942
Commercial Services & Supplies	2.4	641,950
Electronic Equipment, Instruments & Components	2.2	608,550
Food Products	2.1	560,829
Trading Companies & Distributors	2.0	535,747
Biotechnology	1.8	487,599
Health Care Providers & Services	1.7	458,155
Diversified Consumer Services	1.6	448,503
Chemicals	1.6	437,046
Computers & Peripherals	1.2	328,879
Thrifts & Mortgage Finance	1.1	297,897
Life, Sciences Tools & Services	1.1	297,876
Capital Markets	1.0	278,457
Multi-Utilities	1.0	273,504
Water and Sewer	1.0	268,162
Auto Components	1.0	261,888
Electric Utilities	0.9	258,050
Insurance	0.9	245,331
Metals & Mining	0.9	244,444
Health Care Technology	0.9	236,425
Paper & Forest Products	0.9	233,968
Construction & Engineering	0.8	227,000
Electrical Equipment	0.8	212,958
Communications Equipment	0.7	202,819
Aerospace & Defense	0.6	150,742
Gas Utilities	0.5	147,016

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

U.S. Emerging Growth Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
April 30, 2012 — (Unaudited)

On April 30, 2012, industry diversification of the Portfolio was as follows :
	% of
	Net Assets	Value

Textiles, Apparel & Luxury Goods	0.5%	$132,784
Energy Equipment & Services	0.5	126,058
Personal Products	0.4	105,161

TOTAL COMMON STOCKS	99.8%	$27,205,008
REPURCHASE AGREEMENTS	0.2	65,060
INVESTMENTS OF SECURITY LENDING COLLATERAL	25.9	7,057,613

TOTAL INVESTMENTS	125.9%	$34,327,681

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Large Cap 100 Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
April 30, 2012 — (Unaudited)

Shares		Value

COMMON STOCKS* — 99.7%

	Aerospace & Defense — 3.3%
9,662	Honeywell International, Inc.	$586,097
15,992	L-3 Communications Holdings, Inc.	1,176,052
16,197	Northrop Grumman Corp.	1,024,946
18,411	Raytheon Co.	996,771

		3,783,866

	Air Freight & Logistics — 1.0%
14,151	United Parcel Service, Inc. — Class B	1,105,759

	Auto Components — 2.0%
35,049	Delphi Automotive PLC[1]	1,075,654
25,194	TRW Automotive Holdings Corp.[1]	1,151,618

		2,227,272

	Beverages — 1.7%
23,204	Dr Pepper Snapple Group, Inc.	941,618
23,282	Molson Coors Brewing Co. — Class B	968,066

		1,909,684

	Biotechnology — 3.2%
17,802	Amgen, Inc.	1,265,900
6,794	Biogen Idec, Inc.[1]	910,464
27,689	Gilead Sciences, Inc.[1]	1,440,105

		3,616,469

	Capital Markets — 1.9%
49,272	Bank of New York Mellon Corp.	1,165,283
22,479	State Street Corp.	1,038,979

		2,204,262

	Chemicals — 2.3%
4,867	CF Industries Holdings, Inc.	939,623
31,674	Eastman Chemical Co.	1,709,446

		2,649,069

	Commercial Banks — 3.1%
18,650	BB&T Corp.	597,546
18,225	Comerica, Inc.	583,564
82,742	Fifth Third Bancorp	1,177,419
36,013	Wells Fargo & Co.	1,203,915

		3,562,444

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Large Cap 100 Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2012 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)

	Communications Equipment — 1.0%
58,029	Cisco Systems, Inc.	$1,169,284

	Computers & Peripherals — 4.1%
3,507	Apple, Inc.[1]	2,048,930
61,208	Dell, Inc.[1]	1,001,975
56,368	EMC Corp.[1]	1,590,141

		4,641,046

	Construction & Engineering — 2.4%
18,805	Chicago Bridge & Iron Co. NV	835,318
16,826	Fluor Corp.	971,702
28,335	KBR, Inc.	959,423

		2,766,443

	Consumer Finance — 1.1%
35,747	Discover Financial Services	1,211,823

	Diversified Consumer Services — 0.6%
19,629	Apollo Group, Inc. — Class A1	691,333

	Diversified Financial Services — 2.7%
31,142	Citigroup, Inc.	1,028,931
27,166	Moody’s Corp.	1,112,448
39,793	Nasdaq Stock Market, Inc. (The)[1]	977,714

		3,119,093

	Electric Utilities — 2.9%
27,296	American Electric Power Co., Inc.	1,060,177
28,925	Exelon Corp.	1,128,364
41,130	PPL Corp.	1,124,905

		3,313,446

	Electronic Equipment, Instruments & Components — 0.5%
29,270	Ingram Micro, Inc. — Class A1	569,594

	Energy Equipment & Services — 3.2%
17,951	National Oilwell Varco, Inc.	1,359,968
42,128	Superior Energy Services, Inc.[1]	1,134,086
77,886	Weatherford International, Ltd.[1]	1,111,433

		3,605,487

	Food & Staples Retailing — 0.6%
15,688	CVS Caremark Corp.	699,999

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Large Cap 100 Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2012 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)

	Food Products — 1.9%
35,405	ConAgra Foods, Inc.	$914,157
42,236	Hormel Foods Corp.	1,227,378

		2,141,535

	Health Care Providers & Services — 3.0%
23,069	Aetna, Inc.	1,015,959
24,076	AmerisourceBergen Corp.	895,868
12,442	Humana, Inc.	1,003,820
9,847	UnitedHealth Group, Inc.	552,909

		3,468,556

	Hotels, Restaurants & Leisure — 1.4%
32,536	Wyndham Worldwide Corp.	1,637,862

	Industrial Conglomerates — 0.5%
10,918	Tyco International, Ltd.	612,827

	Insurance — 5.1%
17,274	Allstate Corp. (The)	575,742
28,494	American Financial Group, Inc.	1,108,986
34,658	Lincoln National Corp.	858,479
50,582	Progressive Corp. (The)	1,077,397
17,665	Prudential Financial, Inc.	1,069,439
46,988	Unum Group	1,115,495

		5,805,538

	Internet Software & Services — 1.3%
37,040	eBay, Inc.[1]	1,520,492

	IT Services — 5.7%
19,178	Accenture PLC — Class A	1,245,611
30,400	Amdocs, Ltd.[1]	972,800
13,750	Cognizant Technology Solutions Corp. — Class A1	1,008,150
71,605	Genpact, Ltd.[1]	1,194,371
15,253	Global Payments, Inc.	708,197
59,326	Total System Services, Inc.	1,395,348

		6,524,477

	Life, Sciences Tools & Services — 0.5%
10,125	Thermo Fisher Scientific, Inc.	563,456

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Large Cap 100 Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2012 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)

	Machinery — 3.4%
22,944	AGCO Corp.[1]	$1,068,502
20,618	Eaton Corp.	993,375
12,370	Illinois Tool Works, Inc.	709,791
19,846	Timken Co. (The)	1,121,497

		3,893,165

	Media — 3.1%
44,411	Comcast Corp. — Class A	1,346,986
12,207	McGraw-Hill Cos. (The), Inc.	600,218
54,338	News Corp. — Class A	1,065,025
10,906	Scripps Networks Interactive, Inc. — Class A	547,699

		3,559,928

	Multi-Utilities — 2.5%
37,493	Public Service Enterprise Group, Inc.	1,167,907
17,269	Sempra Energy	1,117,995
31,850	TECO Energy, Inc.	573,937

		2,859,839

	Office Electronics — 1.0%
141,448	Xerox Corp.	1,100,466

	Oil, Gas & Consumable Fuels — 7.6%
9,212	Chevron Corp.	981,631
17,278	ConocoPhillips	1,237,623
12,777	Exxon Mobil Corp.	1,103,166
12,681	HollyFrontier Corp.	390,828
32,234	Marathon Oil Corp.	945,746
19,828	Marathon Petroleum Corp.	825,043
34,492	Peabody Energy Corp.	1,073,046
38,982	Tesoro Corp.[1,2]	906,332
49,210	Valero Energy Corp.	1,215,487

		8,678,902

	Paper & Forest Products — 1.3%
8,963	Domtar Corp.	784,083
19,859	International Paper Co.	661,504

		1,445,587

	Personal Products — 1.1%
17,910	Herbalife, Ltd.	1,259,431

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Large Cap 100 Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2012 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)

	Pharmaceuticals — 3.3%
29,106	Endo Pharmaceuticals Holdings, Inc.[1]	$1,022,785
33,806	Forest Laboratories, Inc.[1,2]	1,177,463
70,097	Warner Chilcott PLC — Class A1	1,524,610

		3,724,858

	Professional Services — 0.6%
16,678	Manpower, Inc.	710,483

	Real Estate Investment Trusts — 3.7%
39,501	Hospitality Properties Trust	1,089,437
59,300	Kimco Realty Corp.	1,151,013
22,768	Liberty Property Trust	829,894
25,075	Regency Centers Corp.	1,127,372

		4,197,716

	Road & Rail — 0.9%
22,358	CSX Corp.	498,807
10,512	Ryder System, Inc.	512,145

		1,010,952

	Semiconductors & Semiconductor Equipment — 4.1%
46,442	Intel Corp.	1,318,953
20,743	KLA-Tencor Corp.	1,081,747
66,497	Marvell Technology Group, Ltd.[1]	998,120
44,842	Skyworks Solutions, Inc.[1]	1,217,012

		4,615,832

	Software — 3.5%
89,314	Activision Blizzard, Inc.	1,149,471
16,826	Autodesk, Inc.[1]	662,440
42,742	CA, Inc.	1,129,244
60,178	Symantec Corp.[1]	994,140

		3,935,295

	Specialty Retail — 3.1%
12,346	Bed Bath & Beyond, Inc.[1,2]	869,035
14,748	PetSmart, Inc.	859,218
28,644	Ross Stores, Inc.	1,764,184

		3,492,437

	Textiles, Apparel & Luxury Goods — 0.4%
6,136	Coach, Inc.	448,910

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Large Cap 100 Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2012 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)

	Tobacco — 2.1%
15,055	Philip Morris International, Inc.	$1,347,573
25,796	Reynolds American, Inc.	1,053,251

		2,400,824

	Wireless Telecommunication Services — 1.0%
44,912	Telephone & Data Systems, Inc.	1,090,913

	TOTAL COMMON STOCKS (Cost $90,297,191)	113,546,654

Face
Amount

REPURCHASE AGREEMENT* — 1.0%
$1,081,591	With State Street Bank and Trust Co., dated 4/30/12, 0.01%, principal and interest in the amount of $1,081,591, due 5/1/12 (collateralized by a FHLMC security with a par value of $1,046,261, coupon rate of 3.500%, due 11/15/40, market value of $1,105,687)	1,081,591

	TOTAL REPURCHASE AGREEMENT (Cost $1,081,591)	1,081,591

Shares

INVESTMENT OF SECURITY LENDING COLLATERAL* — 2.0%
2,308,981	State Street Navigator Securities Lending Prime Portfolio	2,308,981

	TOTAL INVESTMENT OF SECURITY LENDING COLLATERAL (Cost $2,308,981)	2,308,981

TOTAL INVESTMENTS (Cost $93,687,763)[3]	102.7%	$116,937,226
LIABILITIES IN EXCESS OF OTHER ASSETS	(2.7)	(3,097,055)

NET ASSETS	100.0%	$113,840,171

*	Percentages indicated are based on net assets.
[1]	Non income-producing security.
[2]	Securities or partial securities on loan. See Note 1.
[3]	Aggregate cost for federal tax purposes was $93,687,938.
Abbreviations:
FHLMC — Federal Home Loan Mortgage Corporation

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Large Cap 100 Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2012 — (Unaudited)

INDUSTRY DIVERSIFICATION

On April 30, 2012, industry diversification of the Portfolio was as follows :

	% of
	Net Assets	Value

INDUSTRIES:
Oil, Gas & Consumable Fuels	7.6%	$8,678,902
IT Services	5.7	6,524,477
Insurance	5.1	5,805,538
Computers & Peripherals	4.1	4,641,046
Semiconductors & Semiconductor Equipment	4.1	4,615,832
Real Estate Investment Trusts	3.7	4,197,716
Software	3.5	3,935,295
Machinery	3.4	3,893,165
Aerospace & Defense	3.3	3,783,866
Pharmaceuticals	3.3	3,724,858
Biotechnology	3.2	3,616,469
Energy Equipment & Services	3.2	3,605,487
Commercial Banks	3.1	3,562,444
Media	3.1	3,559,928
Specialty Retail	3.1	3,492,437
Health Care Providers & Services	3.0	3,468,556
Electric Utilities	2.9	3,313,446
Diversified Financial Services	2.7	3,119,093
Multi-Utilities	2.5	2,859,839
Construction & Engineering	2.4	2,766,443
Chemicals	2.3	2,649,069
Tobacco	2.1	2,400,824
Auto Components	2.0	2,227,272
Capital Markets	1.9	2,204,262
Food Products	1.9	2,141,535
Beverages	1.7	1,909,684
Hotels, Restaurants & Leisure	1.4	1,637,862
Internet Software & Services	1.3	1,520,492
Paper & Forest Products	1.3	1,445,587
Personal Products	1.1	1,259,431
Consumer Finance	1.1	1,211,823
Communications Equipment	1.0	1,169,284
Air Freight & Logistics	1.0	1,105,759
Office Electronics	1.0	1,100,466
Wireless Telecommunication Services	1.0	1,090,913
Road & Rail	0.9	1,010,952
Professional Services	0.6	710,483
Food & Staples Retailing	0.6	699,999
Diversified Consumer Services	0.6	691,333
Industrial Conglomerates	0.5	612,827

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Large Cap 100 Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
April 30, 2012 — (Unaudited)

On April 30, 2012, industry diversification of the Portfolio was as follows :

	% of
	Net Assets	Value

Electronic Equipment, Instruments & Components	0.5%	$569,594
Life, Sciences Tools & Services	0.5	563,456
Textiles, Apparel & Luxury Goods	0.4	448,910

TOTAL COMMON STOCKS	99.7%	$113,546,654
REPURCHASE AGREEMENTS	1.0	1,081,591
INVESTMENTS OF SECURITY LENDING COLLATERAL	2.0	2,308,981

TOTAL INVESTMENTS	102.7%	$116,937,226

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Large Cap Growth Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
April 30, 2012 — (Unaudited)

Shares		Value

COMMON STOCKS* — 99.3%

	Aerospace & Defense — 2.5%
12,895	Lockheed Martin Corp.	$1,167,513
13,438	United Technologies Corp.	1,097,079

		2,264,592

	Air Freight & Logistics — 1.8%
21,210	United Parcel Service, Inc. — Class B	1,657,349

	Auto Components — 2.3%
68,609	Delphi Automotive PLC[1]	2,105,610

	Beverages — 3.1%
53,425	Coca-Cola Enterprises, Inc.	1,609,161
29,188	Dr Pepper Snapple Group, Inc.	1,184,449

		2,793,610

	Biotechnology — 2.8%
6,750	Biogen Idec, Inc.[1]	904,567
31,470	Gilead Sciences, Inc.[1]	1,636,755

		2,541,322

	Capital Markets — 3.0%
17,080	Federated Investors, Inc. — Class B	377,126
24,320	SEI Investments Co.	491,021
57,342	Waddell & Reed Financial, Inc. — Class A	1,833,797

		2,701,944

	Chemicals — 5.3%
9,490	CF Industries Holdings, Inc.	1,832,140
8,070	EI du Pont de Nemours & Co.	431,422
14,837	PPG Industries, Inc.	1,561,446
16,301	Rockwood Holdings, Inc.[1]	902,097

		4,727,105

	Communications Equipment — 1.3%
88,847	Polycom, Inc.[1]	1,179,000

	Computers & Peripherals — 5.4%
3,746	Apple, Inc.[1]	2,188,563
61,263	EMC Corp.[1]	1,728,229
40,295	NCR Corp.[1]	946,933

		4,863,725

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Large Cap Growth Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2012 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)

	Construction & Engineering — 2.6%
33,783	Chicago Bridge & Iron Co. NV	$1,500,641
14,330	Fluor Corp.	827,557

		2,328,198

	Diversified Consumer Services — 0.7%
17,551	Apollo Group, Inc. — Class A1	618,146

	Diversified Financial Services — 3.1%
42,468	Moody’s Corp.	1,739,065
42,430	NYSE Euronext	1,092,572

		2,831,637

	Electronic Equipment, Instruments & Components — 1.8%
68,931	Jabil Circuit, Inc.	1,616,432

	Energy Equipment & Services — 3.6%
19,383	Cameron International Corp.[1]	993,379
11,803	Diamond Offshore Drilling, Inc.	809,095
27,684	Helmerich & Payne, Inc.	1,422,681

		3,225,155

	Food & Staples Retailing — 1.5%
22,279	Wal-Mart Stores, Inc.	1,312,456

	Food Products — 1.6%
48,619	Hormel Foods Corp.	1,412,868

	Health Care Equipment & Supplies — 0.9%
20,106	St Jude Medical, Inc.	778,504

	Health Care Providers & Services — 3.2%
23,071	AmerisourceBergen Corp.	858,472
19,378	Cardinal Health, Inc.	819,108
12,695	McKesson Corp.	1,160,450

		2,838,030

	Hotels, Restaurants & Leisure — 3.2%
45,343	Brinker International, Inc.	1,426,944
38,252	Marriott International, Inc. — Class A	1,495,271

		2,922,215

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Large Cap Growth Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2012 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)

	Internet Software & Services — 3.8%
46,927	Akamai Technologies, Inc.[1]	$1,529,820
46,450	eBay, Inc.[1]	1,906,773

		3,436,593

	IT Services — 3.4%
26,035	Accenture PLC — Class A	1,690,973
18,671	Cognizant Technology Solutions Corp. — Class A1	1,368,958

		3,059,931

	Life, Sciences Tools & Services — 0.4%
9,240	Agilent Technologies, Inc.	389,743

	Machinery — 6.1%
13,600	Cummins, Inc.	1,575,288
11,434	Dover Corp.	716,455
36,263	Eaton Corp.	1,747,151
25,206	Timken Co. (The)	1,424,391

		5,463,285

	Media — 2.5%
14,066	Comcast Corp. — Class A	426,622
101,987	Interpublic Group of Cos., Inc. (The)	1,204,467
24,745	Virgin Media, Inc.	607,737

		2,238,826

	Multi-line Retail — 1.2%
9,107	Dollar General Corp.[1]	432,218
6,811	Dollar Tree, Inc.[1]	692,407

		1,124,625

	Office Electronics — 1.7%
40,459	Zebra Technologies Corp. — Class A1	1,569,405

	Oil, Gas & Consumable Fuels — 6.2%
58,725	Alpha Natural Resources, Inc.[1]	947,234
20,519	Exxon Mobil Corp.	1,771,610
55,845	HollyFrontier Corp.	1,721,143
36,942	Peabody Energy Corp.	1,149,266

		5,589,253

	Personal Products — 0.5%
6,120	Herbalife, Ltd.	430,358

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Large Cap Growth Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2012 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)

	Pharmaceuticals — 1.8%
35,011	Endo Pharmaceuticals Holdings, Inc.[1]	$1,230,286
19,139	Mylan, Inc.[1]	415,508

		1,645,794

	Professional Services — 0.4%
11,650	Robert Half International, Inc.	347,170

	Real Estate Investment Trusts — 1.2%
17,225	Macerich Co. (The)	1,060,543

	Road & Rail — 0.6%
24,074	CSX Corp.	537,091

	Semiconductors & Semiconductor Equipment — 4.6%
137,440	NVIDIA Corp.[1]	1,786,720
85,403	Skyworks Solutions, Inc.[1]	2,317,838

		4,104,558

	Software — 9.0%
45,584	Autodesk, Inc.[1]	1,794,642
26,863	Informatica Corp.[1]	1,236,235
39,347	Microsoft Corp.	1,259,891
31,951	Red Hat, Inc.[1]	1,904,599
81,267	Symantec Corp.[1]	1,342,531
18,241	TIBCO Software, Inc.[1]	600,129

		8,138,027

	Specialty Retail — 2.7%
8,675	Home Depot, Inc.	449,278
14,919	PetSmart, Inc.	869,181
8,424	Ross Stores, Inc.	518,834
13,342	TJX Cos., Inc. (The)	556,495

		2,393,788

	Textiles, Apparel & Luxury Goods — 0.5%
6,341	Coach, Inc.	463,908

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Large Cap Growth Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2012 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)

	Tobacco — 3.0%
20,077	Philip Morris International, Inc.	$1,797,092
21,947	Reynolds American, Inc.	896,096

		2,693,188

	TOTAL COMMON STOCKS (Cost $75,443,868)	89,403,984

Face
Amount

REPURCHASE AGREEMENT* — 0.7%
$618,307	With State Street Bank and Trust Co., dated 4/30/12, 0.01%, principal and interest in the amount of $618,307, due 5/1/12, (collateralized by a FHLMC security with a par value of $600,705, coupon rate of 3.500%, due 11/15/40, market value of $634,824)	618,307

	TOTAL REPURCHASE AGREEMENT (Cost $618,307)	618,307

TOTAL INVESTMENTS (Cost $76,062,175)[2]	100.0%	$90,022,291
OTHER ASSETS IN EXCESS OF LIABILITIES	0.0	26,077

NET ASSETS	100.0%	$90,048,368

*	Percentages indicated are based on net assets.
[1]	Non income-producing security.
[2]	Aggregate cost for federal tax purposes was $76,062,175.
Abbreviations:
FHLMC — Federal Home Loan Mortgage Corporation

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Large Cap Growth Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2012 — (Unaudited)

INDUSTRY DIVERSIFICATION

On April 30, 2012, industry diversification of the Portfolio was as follows :

	% of
	Net Assets	Value

INDUSTRIES:
Software	9.0%	$8,138,027
Oil, Gas & Consumable Fuels	6.2	5,589,253
Machinery	6.1	5,463,285
Computers & Peripherals	5.4	4,863,725
Chemicals	5.3	4,727,105
Semiconductors & Semiconductor Equipment	4.6	4,104,558
Internet Software & Services	3.8	3,436,593
Energy Equipment & Services	3.6	3,225,155
IT Services	3.4	3,059,931
Hotels, Restaurants & Leisure	3.2	2,922,215
Health Care Providers & Services	3.2	2,838,030
Diversified Financial Services	3.1	2,831,637
Beverages	3.1	2,793,610
Capital Markets	3.0	2,701,944
Tobacco	3.0	2,693,188
Biotechnology	2.8	2,541,322
Specialty Retail	2.7	2,393,788
Construction & Engineering	2.6	2,328,198
Aerospace & Defense	2.5	2,264,592
Media	2.5	2,238,826
Auto Components	2.3	2,105,610
Air Freight & Logistics	1.8	1,657,349
Pharmaceuticals	1.8	1,645,794
Electronic Equipment, Instruments & Components	1.8	1,616,432
Office Electronics	1.7	1,569,405
Food Products	1.6	1,412,868
Food & Staples Retailing	1.5	1,312,456
Communications Equipment	1.3	1,179,000
Multi-line Retail	1.2	1,124,625
Real Estate Investment Trusts	1.2	1,060,543
Health Care Equipment & Supplies	0.9	778,504
Diversified Consumer Services	0.7	618,146
Road & Rail	0.6	537,091
Textiles, Apparel & Luxury Goods	0.5	463,908

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Large Cap Growth Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
April 30, 2012 — (Unaudited)

On April 30, 2012, industry diversification of the Portfolio was as follows :

	% of
	Net Assets	Value

Personal Products	0.5%	$430,358
Life, Sciences Tools & Services	0.4	389,743
Professional Services	0.4	347,170

TOTAL COMMON STOCKS	99.3%	$89,403,984
REPURCHASE AGREEMENTS	0.7	618,307

TOTAL INVESTMENTS	100.0%	$90,022,291

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Long/Short Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
April 30, 2012 — (Unaudited)

Shares		Value

COMMON STOCKS* — 95.4%

	Aerospace & Defense — 2.5%
1,560	General Dynamics Corp.	$105,300
2,000	L-3 Communications Holdings, Inc.[1]	147,080
2,720	Northrop Grumman Corp.[1]	172,122

		424,502

	Airlines — 0.7%
13,300	Southwest Airlines Co.[1]	110,124

	Auto Components — 1.0%
3,840	TRW Automotive Holdings Corp.[2]	175,526

	Automobiles — 1.3%
6,600	Ford Motor Co.[1]	74,448
4,420	Thor Industries, Inc.[1]	149,529

		223,977

	Beverages — 0.5%
3,860	Constellation Brands, Inc.[1,2]	83,376

	Biotechnology — 1.0%
6,500	Myriad Genetics, Inc.[1,2]	169,065

	Capital Markets — 2.3%
10,001	Ares Capital Corp.	160,416
3,160	Invesco, Ltd.	78,494
7,660	SEI Investments Co.	154,656

		393,566

	Chemicals — 6.0%
2,540	Ashland, Inc.[1]	167,310
500	CF Industries Holdings, Inc.	96,530
2,660	Cytec Industries, Inc.	169,096
3,180	Eastman Chemical Co.	171,625
4,800	Innospec, Inc.[2]	145,104
1,140	Minerals Technologies, Inc.[1]	76,494
1,700	PPG Industries, Inc.[1]	178,908

		1,005,067

	Commercial Banks — 4.4%
6,320	Associated Banc-Corp	84,245
14,260	FNB Corp.[1]	161,851

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Long/Short Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2012 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)
	Commercial Banks — (Continued)

18,920	KeyCorp[1]	$152,117
7,300	PacWest Bancorp	173,886
12,520	Umpqua Holdings Corp.[1]	165,765

		737,864

	Commercial Services & Supplies — 1.3%
10,160	Steelcase, Inc. — Class A1	87,782
7,720	Sykes Enterprises, Inc.[1,2]	122,362

		210,144

	Communications Equipment — 1.1%
7,600	Dycom Industries, Inc.[2]	177,764

	Computers & Peripherals — 3.9%
460	Apple, Inc.[2]	268,750
8,800	Dell, Inc.[2]	144,056
6,060	EMC Corp.[2]	170,953
4,580	QLogic Corp.[1,2]	79,005

		662,764

	Construction & Engineering — 2.5%
6,120	EMCOR Group, Inc.	179,439
4,060	KBR, Inc.	137,472
2,340	URS Corp.	96,665

		413,576

	Consumer Finance — 1.4%
2,960	Discover Financial Services	100,344
5,110	Ezcorp, Inc. — Class A1,2	136,897

		237,241

	Diversified Consumer Services — 1.6%
6,440	Regis Corp.[1]	118,174
13,320	Service Corp. International[1]	154,246

		272,420

	Diversified Financial Services — 0.8%
5,020	CBOE Holdings, Inc.[1]	132,729

	Diversified Telecommunication Services — 0.9%
4,640	AT&T, Inc.[1]	152,702

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Long/Short Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2012 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)

	Electric Utilities — 1.2%
3,460	El Paso Electric Co.[1]	$106,014
2,480	Exelon Corp.	96,745

		202,759

	Electronic Equipment, Instruments & Components — 4.9%
5,120	Avnet, Inc.[2]	184,730
12,020	AVX Corp.[1]	152,654
3,160	Cognex Corp.[1]	127,190
7,200	Jabil Circuit, Inc.[1]	168,840
5,020	SYNNEX Corp.[1,2]	191,212

		824,626

	Energy Equipment & Services — 1.8%
4,400	Halliburton Co.[1]	150,568
2,060	National Oilwell Varco, Inc.	156,066

		306,634

	Food & Staples Retailing — 1.8%
820	Costco Wholesale Corp.	72,299
1,920	CVS Caremark Corp.	85,670
6,880	Safeway, Inc.[1]	139,871

		297,840

	Food Products — 2.3%
4,700	Campbell Soup Co.[1]	159,001
4,720	Darling International, Inc.[2]	77,314
1,840	Hormel Foods Corp.[1]	53,470
5,440	Tyson Foods, Inc. — Class A	99,280

		389,065

	Health Care Providers & Services — 3.0%
3,535	Aetna, Inc.	155,681
2,740	Cardinal Health, Inc.	115,820
2,500	Coventry Health Care, Inc.	74,975
2,280	WellPoint, Inc.	154,630

		501,106

	Health Care Technology — 0.8%
9,740	Omnicell, Inc.[1,2]	138,990

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Long/Short Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2012 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)

	Hotels, Restaurants & Leisure — 1.6%
4,440	Brinker International, Inc.[1]	$139,727
2,620	Wyndham Worldwide Corp.	131,891

		271,618

	Insurance — 4.6%
2,520	Allstate Corp. (The)[1]	83,992
3,640	Assurant, Inc.[1]	146,838
4,800	Horace Mann Educators Corp.	84,240
6,420	Primerica, Inc.	168,396
3,500	Torchmark Corp.	170,485
5,010	Unum Group	118,937

		772,888

	Internet Software & Services — 1.3%
2,680	Akamai Technologies, Inc.[2]	87,368
26,660	United Online, Inc.[1]	126,368

		213,736

	IT Services — 4.7%
2,500	Accenture PLC — Class A1	162,375
4,700	Booz Allen Hamilton Holding Corp.[1]	80,370
1,340	CACI International, Inc. — Class A1,2	81,914
9,320	Genpact, Ltd.[2]	155,457
10,360	SAIC, Inc.[1]	125,978
1,560	Visa, Inc. — Class A	191,849

		797,943

	Life, Sciences Tools & Services — 1.3%
3,880	Thermo Fisher Scientific, Inc.	215,922

	Machinery — 2.5%
3,020	AGCO Corp.[2]	140,641
1,420	NACCO Industries, Inc. — Class A1	161,128
2,220	Timken Co. (The)	125,452

		427,221

	Media — 2.5%
5,300	CBS Corp. — Class B	176,755
2,780	Comcast Corp. — Class A	84,317
7,700	News Corp. — Class A1	150,920

		411,992

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Long/Short Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2012 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)

	Multi-line Retail — 0.7%
2,920	Macy’s, Inc.[1]	$119,778

	Multi-Utilities — 1.8%
3,600	NorthWestern Corp.[1]	127,872
5,540	Public Service Enterprise Group, Inc.[1]	172,571

		300,443

	Office Electronics — 0.5%
10,020	Xerox Corp.[1]	77,956

	Oil, Gas & Consumable Fuels — 6.6%
1,560	Chevron Corp.	166,234
2,180	ConocoPhillips	156,153
7,340	Denbury Resources, Inc.[2]	139,754
1,720	Devon Energy Corp.	120,142
1,940	Exxon Mobil Corp.	167,499
21,000	Vaalco Energy, Inc.[1,2]	190,470
7,100	Valero Energy Corp.	175,370

		1,115,622

	Paper & Forest Products — 1.2%
1,100	Domtar Corp.	96,228
3,417	International Paper Co.	113,820

		210,048

	Pharmaceuticals — 0.9%
4,290	Forest Laboratories, Inc.[1,2]	149,421

	Professional Services — 1.4%
4,600	Kelly Services, Inc.[1]	64,354
9,520	TrueBlue, Inc.[1,2]	164,315

		228,669

	Real Estate Investment Trusts — 6.7%
14,720	Brandywine Realty Trust[1]	174,579
8,480	CBL & Associates Properties, Inc.[1]	157,982
7,740	Colonial Properties Trust	173,144
11,480	Duke Realty Corp.[1]	170,134
6,380	Hospitality Properties Trust	175,961
25,400	Strategic Hotels & Resorts, Inc.[2]	172,974
3,640	Weingarten Realty Investors[1]	96,678

		1,121,452

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Long/Short Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2012 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)

	Road & Rail — 1.0%
6,000	Arkansas Best Corp.[1]	$92,040
3,320	Werner Enterprises, Inc.	78,418

		170,458

	Semiconductors & Semiconductor Equipment — 3.2%
6,660	Intel Corp.[1]	189,144
11,120	NVIDIA Corp.[2]	144,560
28,960	PMC — Sierra, Inc.[1,2]	204,747

		538,451

	Software — 2.1%
6,840	CA, Inc.	180,713
3,300	Manhattan Associates, Inc.[2]	165,495

		346,208

	Textiles, Apparel & Luxury Goods — 0.8%
1,840	Coach, Inc.	134,614

	Tobacco — 1.0%
3,540	Universal Corp.[1]	162,238

	TOTAL COMMON STOCKS (Cost $13,823,989)	16,030,105

Face
Amount

REPURCHASE AGREEMENT* — 2.9%
$490,079	With State Street Bank & Trust Co., dated 4/30/12, 01%, principal and interest in the amount of $490,079 due 5/1/12, (collateralized by a FHLMC security with a par value of $473,403, coupon rate of 3.500%, due 11/15/40, market value of $500,292)	490,079

	TOTAL REPURCHASE AGREEMENTS (Cost $490,079)	490,079

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Long/Short Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2012 — (Unaudited)

Shares		Value

INVESTMENT OF SECURITY LENDING COLLATERAL* — 31.9%
5,362,445	State Street Navigator Securities Lending Prime Portfolio	$5,362,445

	TOTAL INVESTMENT OF SECURITY LENDING COLLATERAL (Cost $5,362,445)	5,362,445

TOTAL LONG INVESTMENTS (Cost $19,676,513)	130.2%	$21,882,629

COMMON STOCKS SOLD SHORT* — (59.9)%

	Aerospace & Defense — (1.3)%
(1,500)	Honeywell International, Inc.	(90,990)
(2,340)	Rockwell Collins, Inc.	(130,783)

		(221,773)

	Auto Components — (1.0)%
(2,100)	Fuel Systems Solutions, Inc.[2]	(49,245)
(5,520)	Gentex Corp/MI	(121,274)

		(170,519)

	Beverages — (0.9)%
(2,560)	Beam, Inc.	(145,357)

	Building Products — (0.5)%
(1,900)	Lennox International, Inc.	(82,460)

	Capital Markets — (2.6)%
(10,600)	Apollo Investment Corp.	(76,850)
(280)	BlackRock, Inc.	(53,643)
(1,700)	Greenhill & Co., Inc.	(66,045)
(4,400)	Stifel Financial Corp.[2]	(160,248)
(4,660)	TD Ameritrade Holding Corp.	(87,561)

		(444,347)

	Chemicals — (1.8)%
(4,980)	Balchem Corp.	(143,922)
(1,260)	Ecolab, Inc.	(80,249)
(740)	Praxair, Inc.	(85,618)

		(309,789)

	Commercial Banks — (2.5)%
(2,200)	CIT Group, Inc.[2]	(83,270)
(4,100)	Hancock Holding Co.	(131,938)
(2,340)	IBERIABANK Corp.	(119,504)
(1,780)	UMB Financial Corp.	(85,529)

		(420,241)

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Long/Short Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2012 — (Unaudited)

Shares		Value

COMMON STOCKS SOLD SHORT* — (Continued)

	Communications Equipment — (1.4)%
(4,600)	Sycamore Networks, Inc.[2]	$(71,714)
(3,200)	Viasat, Inc.[2]	(154,560)

		(226,274)

	Construction Materials — (0.6)%
(2,260)	Vulcan Materials Co.	(96,750)

	Containers & Packaging — (0.9)%
(2,720)	Greif, Inc. — Class A	(145,901)

	Diversified Consumer Services — (0.4)%
(2,240)	Matthews International Corp. — Class A	(67,200)

	Diversified Financial Services — (0.4)%
(2,760)	Leucadia National Corp.	(68,613)

	Electrical Equipment — (1.1)%
(4,220)	Woodward Governor Co.	(175,510)

	Electronic Equipment, Instruments & Components — (4.2)%
(4,600)	DTS, Inc.[2]	(143,520)
(5,780)	National Instruments Corp.	(157,216)
(2,800)	OSI Systems, Inc.[2]	(187,208)
(3,200)	Rogers Corp.[2]	(122,528)
(2,180)	Universal Display Corp.[2]	(98,035)

		(708,507)

	Energy Equipment & Services — (1.6)%
(1,300)	Lufkin Industries, Inc.	(99,892)
(1,480)	OYO Geospace Corp.[2]	(170,526)

		(270,418)

	Food & Staples Retailing — (0.8)%
(2,680)	United Natural Foods, Inc.[2]	(132,097)

	Food Products — (2.5)%
(1,900)	JM Smucker Co. (The)	(151,297)
(13,480)	Pilgrim’s Pride Corp.[2]	(96,247)
(6,340)	Snyders-Lance, Inc.	(164,079)

		(411,623)

	Gas Utilities — (0.4)%
(1,780)	WGL Holdings, Inc.	(71,396)

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Long/Short Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2012 — (Unaudited)

Shares		Value

COMMON STOCKS SOLD SHORT* — (Continued)

	Health Care Equipment & Supplies — (3.2)%
(6,900)	DexCom, Inc.[2]	$(67,551)
(1,400)	Edwards Lifesciences Corp.[2]	(116,158)
(4,620)	Hospira, Inc.[2]	(162,254)
(9,100)	Merit Medical Systems, Inc.[2]	(120,302)
(3,780)	NxStage Medical, Inc.[2]	(64,260)

		(530,525)

	Hotels, Restaurants & Leisure — (2.7)%
(5,060)	International Speedway Corp. — Class A	(135,051)
(4,680)	Jack In The Box, Inc.[2]	(106,330)
(6,460)	WMS Industries, Inc.[2]	(158,335)
(420)	Wynn Resorts, Ltd.	(56,028)

		(455,744)

	Independent Power Producers & Energy Traders — (0.6)%
(7,560)	Atlantic Power Corp.[2]	(107,957)

	Industrial Conglomerates — (0.7)%
(1,320)	3M Co.	(117,955)

	Insurance — (2.6)%
(920)	Enstar Group, Ltd.[2]	(86,637)
(4,280)	Loews Corp.	(176,036)
(400)	Markel Corp.[2]	(176,112)

		(438,785)

	Internet & Catalog Retail — (0.6)%
(440)	Amazon.Com, Inc.[2]	(102,036)

	Internet Software & Services — (1.2)%
(1,220)	Equinix, Inc.[2]	(200,324)

	IT Services — (1.6)%
(4,360)	MoneyGram International, Inc.[2]	(73,423)
(2,260)	NeuStar, Inc. — Class A2	(82,151)
(2,280)	VeriFone Holdings, Inc.[2]	(108,619)

		(264,193)

	Life, Sciences Tools & Services — (0.7)%
(1,300)	Waters Corp.[2]	(109,343)

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Long/Short Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2012 — (Unaudited)

Shares		Value

COMMON STOCKS SOLD SHORT* — (Continued)

	Machinery — (1.9)%
(2,060)	Deere & Co.	$(169,662)
(3,600)	Pentair, Inc.	(156,024)

		(325,686)

	Media — (1.1)%
(1,740)	John Wiley & Sons, Inc. — Class A	(78,630)
(1,780)	Morningstar, Inc.	(102,742)

		(181,372)

	Metals & Mining — (3.3)%
(3,060)	Allegheny Technologies, Inc.	(131,396)
(1,120)	Compass Minerals International, Inc.	(85,702)
(2,940)	RTI International Metals, Inc.[2]	(72,177)
(2,020)	Schnitzer Steel Industries, Inc.	(80,538)
(2,860)	Walter Energy, Inc.	(189,647)

		(559,460)

	Oil, Gas & Consumable Fuels — (3.1)%
(5,080)	Bill Barrett Corp.[2]	(121,818)
(3,960)	Carrizo Oil & Gas, Inc.[2]	(111,038)
(1,560)	EOG Resources, Inc.	(171,304)
(1,780)	SM Energy Co.	(117,676)

		(521,836)

	Pharmaceuticals — (0.4)%
(720)	Allergan, Inc.	(69,120)

	Professional Services — (1.2)%
(1,980)	Dun & Bradstreet Corp. (The)	(154,004)
(520)	IHS, Inc. — Class A2	(52,557)

		(206,561)

	Real Estate Investment Trusts — (4.9)%
(2,680)	American Campus Communities, Inc.	(119,126)
(1,180)	AvalonBay Communities, Inc.	(171,572)
(640)	Boston Properties, Inc.	(69,280)
(2,800)	Equity Residential Properties Trust	(172,032)
(11,620)	Franklin Street Properties Corp.	(117,013)
(3,400)	ProLogis, Inc.	(121,652)
(600)	Vornado Realty Trust	(51,504)

		(822,179)

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Long/Short Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2012 — (Unaudited)

Shares		Value

COMMON STOCKS SOLD SHORT* — (Continued)

	Road & Rail — (0.4)%
(1,240)	Genesee & Wyoming, Inc. — Class A2	$(66,848)

	Semiconductors & Semiconductor Equipment — (1.4)%
(2,320)	Cymer, Inc.[2]	(120,269)
(5,360)	Diodes, Inc.[2]	(119,474)

		(239,743)

	Software — (2.7)%
(5,140)	Rovi Corp.[2]	(147,004)
(1,420)	Salesforce.com, Inc.[2]	(221,137)
(1,200)	Ultimate Software Group, Inc.[2]	(92,592)

		(460,733)

	Trading Companies & Distributors — (0.7)%
(1,600)	Watsco, Inc.	(115,120)

	TOTAL COMMON STOCKS SOLD SHORT (Cost $(9,946,030))	(10,064,295)

TOTAL SHORT INVESTMENTS (Proceeds $(9,946,030))	(59.9)%	$(10,064,295)

TOTAL INVESTMENTS (Cost $9,730,483)[3]	70.3%	$11,818,334
OTHER ASSETS IN EXCESS OF LIABILITIES	29.7	4,993,397

NET ASSETS	100.0%	$16,811,731

*	Percentages indicated are based on net assets.
[1]	Securities or partial securities on loan. See Note 1.
[2]	Non income-producing security.
[3]	Aggregate cost for federal tax purposes was $9,799,683.
Abbreviations:
FHLMC — Federal Home Loan Mortgage Corporation

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Long/Short Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2012 — (Unaudited)

INDUSTRY DIVERSIFICATION

On April 30, 2012, industry diversification of the Portfolio was as follows :

	% of
	Net Assets	Value

INDUSTRIES:
Long Positions:
Real Estate Investment Trusts	6.7%	$1,121,452
Oil, Gas & Consumable Fuels	6.6	1,115,622
Chemicals	6.0	1,005,067
Electronic Equipment, Instruments & Components	4.9	824,626
IT Services	4.7	797,943
Insurance	4.6	772,888
Commercial Banks	4.4	737,864
Computers & Peripherals	3.9	662,764
Semiconductors & Semiconductor Equipment	3.2	538,451
Health Care Providers & Services	3.0	501,106
Machinery	2.5	427,221
Aerospace & Defense	2.5	424,502
Construction & Engineering	2.5	413,576
Media	2.5	411,992
Capital Markets	2.3	393,566
Food Products	2.3	389,065
Software	2.1	346,208
Energy Equipment & Services	1.8	306,634
Multi-Utilities	1.8	300,443
Food & Staples Retailing	1.8	297,840
Diversified Consumer Services	1.6	272,420
Hotels, Restaurants & Leisure	1.6	271,618
Consumer Finance	1.4	237,241
Professional Services	1.4	228,669
Automobiles	1.3	223,977
Life, Sciences Tools & Services	1.3	215,922
Internet Software & Services	1.3	213,736
Commercial Services & Supplies	1.3	210,144
Paper & Forest Products	1.2	210,048
Electric Utilities	1.2	202,759
Communications Equipment	1.1	177,764
Auto Components	1.0	175,526
Road & Rail	1.0	170,458
Biotechnology	1.0	169,065
Tobacco	1.0	162,238
Diversified Telecommunication Services	0.9	152,702
Pharmaceuticals	0.9	149,421
Health Care Technology	0.8	138,990

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Long/Short Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2012 — (Unaudited)

On April 30, 2012, industry diversification of the Portfolio was as follows :

	% of
	Net Assets	Value

Textiles, Apparel & Luxury Goods	0.8%	$134,614
Diversified Financial Services	0.8	132,729
Multi-line Retail	0.7	119,778
Airlines	0.7	110,124
Beverages	0.5	83,376
Office Electronics	0.5	77,956
Short Positions:
Road & Rail	(0.4)	(66,848)
Diversified Consumer Services	(0.4)	(67,200)
Diversified Financial Services	(0.4)	(68,613)
Pharmaceuticals	(0.4)	(69,120)
Gas Utilities	(0.4)	(71,396)
Building Products	(0.5)	(82,460)
Construction Materials	(0.6)	(96,750)
Internet & Catalog Retail	(0.6)	(102,036)
Independent Power Producers & Energy Traders	(0.6)	(107,957)
Life, Sciences Tools & Services	(0.7)	(109,343)
Trading Companies & Distributors	(0.7)	(115,120)
Industrial Conglomerates	(0.7)	(117,955)
Food & Staples Retailing	(0.8)	(132,097)
Beverages	(0.9)	(145,357)
Containers & Packaging	(0.9)	(145,901)
Auto Components	(1.0)	(170,519)
Electrical Equipment	(1.1)	(175,510)
Media	(1.1)	(181,372)
Internet Software & Services	(1.2)	(200,324)
Professional Services	(1.2)	(206,561)
Aerospace & Defense	(1.3)	(221,773)
Communications Equipment	(1.4)	(226,274)
Semiconductors & Semiconductor Equipment	(1.4)	(239,743)
IT Services	(1.6)	(264,193)
Energy Equipment & Services	(1.6)	(270,418)
Chemicals	(1.8)	(309,789)
Machinery	(1.9)	(325,686)
Food Products	(2.5)	(411,623)
Commercial Banks	(2.5)	(420,241)
Insurance	(2.6)	(438,785)
Capital Markets	(2.6)	(444,347)
Hotels, Restaurants & Leisure	(2.7)	(455,744)
Software	(2.7)	(460,733)
Oil, Gas & Consumable Fuels	(3.1)	(521,836)
Health Care Equipment & Supplies	(3.2)	(530,525)

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Long/Short Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
April 30, 2012 — (Unaudited)

On April 30, 2012, industry diversification of the Portfolio was as follows :

	% of
	Net Assets	Value

Metals & Mining	(3.3)%	$(559,460)
Electronic Equipment, Instruments & Components	(4.2)	(708,507)
Real Estate Investment Trusts	(4.9)	(822,179)

TOTAL COMMON STOCKS	35.5%	$5,965,810
REPURCHASE AGREEMENT	2.9	490,079
INVESTMENT OF SECURITY LENDING COLLATERAL	31.9	5,362,445

TOTAL INVESTMENTS	70.3%	$11,818,334

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Total Market Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
April 30, 2012 — (Unaudited)

Shares		Value

COMMON STOCKS* — 126.8%

	Aerospace & Defense — 2.9%
9,500	L-3 Communications Holdings, Inc.	$698,630
11,020	Northrop Grumman Corp.[1]	697,346

		1,395,976

	Airlines — 0.3%
14,720	Southwest Airlines Co.[1]	121,882

	Auto Components — 1.4%
14,560	TRW Automotive Holdings Corp.[1,2]	665,538

	Automobiles — 2.7%
56,720	Ford Motor Co.[1]	639,801
19,360	Thor Industries, Inc.	654,949

		1,294,750

	Beverages — 1.7%
18,920	Coca-Cola Enterprises, Inc.	569,870
10,398	Constellation Brands, Inc.[1,2]	224,597

		794,467

	Biotechnology — 1.2%
21,570	Myriad Genetics, Inc.[2]	561,036

	Capital Markets — 2.6%
42,459	Ares Capital Corp.[1]	681,042
26,820	SEI Investments Co.	541,496

		1,222,538

	Chemicals — 4.1%
8,320	Ashland, Inc.	548,038
1,320	CF Industries Holdings, Inc.	254,839
10,102	Eastman Chemical Co.	545,205
13,160	Innospec, Inc.[2]	397,827
2,000	PPG Industries, Inc.	210,480

		1,956,389

	Commercial Banks — 3.6%
56,700	FNB Corp.[1]	643,545
27,240	International Bancshares Corp.[1]	537,445
66,868	KeyCorp	537,619

		1,718,609

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Total Market Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2012 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)

	Commercial Services & Supplies — 1.1%
33,379	Sykes Enterprises, Inc.[1,2]	$529,057

	Computers & Peripherals — 4.4%
1,440	Apple, Inc.[2]	841,305
40,400	Dell, Inc.[2]	661,348
20,580	EMC Corp.[2]	580,562

		2,083,215

	Construction & Engineering — 4.2%
20,960	EMCOR Group, Inc.	614,547
22,660	KBR, Inc.	767,268
15,220	URS Corp.	628,738

		2,010,553

	Consumer Finance — 2.3%
17,580	Discover Financial Services	595,962
18,440	Ezcorp, Inc. — Class A1,2	494,008

		1,089,970

	Diversified Telecommunication Services — 1.2%
17,300	AT&T, Inc.	569,343

	Electric Utilities — 4.0%
17,940	El Paso Electric Co.	549,682
16,635	Exelon Corp.	648,931
37,840	PNM Resources, Inc.	709,878

		1,908,491

	Electronic Equipment, Instruments & Components — 3.8%
12,080	Cognex Corp.	486,220
12,520	Insight Enterprises, Inc.[2]	254,281
26,580	Jabil Circuit, Inc.	623,301
8,820	Tech Data Corp.[2]	474,428

		1,838,230

	Energy Equipment & Services — 2.1%
11,420	Halliburton Co.	390,792
7,840	National Oilwell Varco, Inc.	593,959

		984,751

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Total Market Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2012 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)

	Food & Staples Retailing — 1.7%
17,700	Kroger Co. (The)[1]	$411,879
20,540	Safeway, Inc.[1]	417,578

		829,457

	Food Products — 3.7%
21,460	Campbell Soup Co.[1]	725,992
12,000	ConAgra Foods, Inc.[1]	309,840
40,380	Tyson Foods, Inc. — Class A	736,935

		1,772,767

	Health Care Equipment & Supplies — 1.5%
8,140	Cooper Cos., Inc. (The)[1]	717,704

	Health Care Providers & Services — 3.5%
13,470	Aetna, Inc.	593,219
12,300	Coventry Health Care, Inc.	368,877
10,880	WellPoint, Inc.	737,881

		1,699,977

	Health Care Technology — 0.6%
21,060	Omnicell, Inc.[2]	300,526

	Hotels, Restaurants & Leisure — 1.4%
13,780	Wyndham Worldwide Corp.	693,685

	Household Durables — 1.5%
14,220	Harman International Industries, Inc.	705,028

	Insurance — 7.5%
17,520	American Financial Group, Inc.	681,879
8,060	Assurant, Inc.	325,140
9,460	CNA Financial Corp.	289,665
31,500	Horace Mann Educators Corp.[1]	552,825
15,900	Principal Financial Group, Inc.[1]	439,953
12,940	Torchmark Corp.	630,307
28,200	Unum Group	669,468

		3,589,237

	Internet Software & Services — 3.3%
15,020	Akamai Technologies, Inc.[2]	489,652
13,220	eBay, Inc.[2]	542,681
117,440	United Online, Inc.[1]	556,666

		1,588,999

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Total Market Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2012 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)

	IT Services — 5.5%
11,100	Accenture PLC — Class A1	$720,945
18,760	Heartland Payment Systems, Inc.	571,617
50,100	Sapient Corp.[1]	599,697
6,180	Visa, Inc. — Class A1	760,017

		2,652,276

	Life, Sciences Tools & Services — 2.4%
21,540	Luminex Corp.[1,2]	539,362
10,940	Thermo Fisher Scientific, Inc.	608,811

		1,148,173

	Machinery — 3.7%
12,900	AGCO Corp.[2]	600,753
22,492	Barnes Group, Inc.	593,789
5,260	NACCO Industries, Inc. — Class A	596,852

		1,791,394

	Media — 3.8%
18,600	CBS Corp. — Class B	620,310
9,880	Comcast Corp. — Class A1	299,660
10,680	DIRECTV — Class A2	526,204
10,021	Time Warner, Inc.	375,387

		1,821,561

	Metals & Mining — 0.4%
10,000	Worthington Industries, Inc.[1]	178,400

	Multi-line Retail — 2.9%
6,375	Dollar Tree, Inc.[2]	648,083
17,520	Macy’s, Inc.	718,670

		1,366,753

	Multi-Utilities — 2.1%
17,646	NorthWestern Corp.	626,786
11,590	Public Service Enterprise Group, Inc.	361,028

		987,814

	Office Electronics — 1.2%
71,780	Xerox Corp.[1]	558,448

	Oil, Gas & Consumable Fuels — 9.8%
5,805	Chevron Corp.	618,581
38,380	Cloud Peak Energy, Inc.[2]	590,668

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Total Market Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2012 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)
	Oil, Gas & Consumable Fuels — (Continued)

8,282	ConocoPhillips	$593,240
7,230	Exxon Mobil Corp.	624,238
19,220	Marathon Oil Corp.	563,915
14,450	Marathon Petroleum Corp.	601,264
9,300	Murphy Oil Corp.	511,221
23,980	Valero Energy Corp.	592,306

		4,695,433

	Paper & Forest Products — 2.4%
5,720	Domtar Corp.	500,386
19,960	International Paper Co.	664,867

		1,165,253

	Personal Products — 1.2%
11,180	Nu Skin Enterprises, Inc. — Class A	595,894

	Pharmaceuticals — 2.8%
19,160	Endo Pharmaceuticals Holdings, Inc.[2]	673,282
19,520	Forest Laboratories, Inc.[1,2]	679,882

		1,353,164

	Professional Services — 1.1%
37,200	Kelly Services, Inc.[1]	520,428

	Real Estate Investment Trusts — 8.4%
48,640	Brandywine Realty Trust	576,871
40,780	CBL & Associates Properties, Inc.[1]	759,732
33,160	Colonial Properties Trust	741,789
35,360	Duke Realty Corp.[1]	524,035
26,040	Hospitality Properties Trust	718,183
6,280	Liberty Property Trust	228,906
72,540	Strategic Hotels & Resorts, Inc.[2]	493,997

		4,043,513

	Road & Rail — 2.0%
26,620	Arkansas Best Corp.[1]	408,351
22,740	Werner Enterprises, Inc.	537,119

		945,470

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Total Market Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2012 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)

	Semiconductors & Semiconductor Equipment — 5.4%
52,500	Applied Materials, Inc.	$629,475
24,320	Intel Corp.[1]	690,688
46,240	NVIDIA Corp.[2]	601,120
92,660	PMC — Sierra, Inc.[2]	655,106

		2,576,389

	Software — 1.7%
30,360	CA, Inc.	802,111

	Specialty Retail — 1.0%
8,060	Finish Line, Inc. (The) — Class A1	179,416
5,060	PetSmart, Inc.[1]	294,795

		474,211

	Wireless Telecommunication Services — 0.7%
14,500	Telephone & Data Systems, Inc.[1]	352,205

	TOTAL COMMON STOCKS (Cost $51,294,870)	60,671,065

Face
Amount

REPURCHASE AGREEMENT* — 2.5%
$1,210,338	With State Street Bank and Trust Co., dated 4/30/12, 0.01%, principal and interest in the amount of $1,210,338, due 5/1/12 (collateralized by a FHLMC security with a par value of $1,169,584, coupon rate of 3.500%, due 11/15/40, market value of $1,236,015)	1,210,338

	TOTAL REPURCHASE AGREEMENT (Cost $1,210,338)	1,210,338

Shares

INVESTMENT OF SECURITY LENDING COLLATERAL* — 2.7%
1,311,016	State Street Navigator Securities Lending Portfolio	1,311,016

	TOTAL INVESTMENT OF SECURITY LENDING COLLATERAL (Cost $1,311,016)	1,311,016

TOTAL LONG INVESTMENTS (Cost $53,816,224)	132.0%	$63,192,419

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Total Market Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2012 — (Unaudited)

Shares		Value

COMMON STOCKS SOLD SHORT* — (28.1)%

	Aerospace & Defense — (0.3)%
(2,900)	Rockwell Collins, Inc.	$(162,081)

	Air Freight & Logistics — (0.4)%
(2,860)	CH Robinson Worldwide, Inc.	(170,857)

	Capital Markets — (0.5)%
(11,680)	TD Ameritrade Holding Corp.	(219,467)

	Chemicals — (1.3)%
(5,920)	Balchem Corp.	(171,088)
(4,260)	Celanese Corp. — Class A	(206,440)
(1,960)	Praxair, Inc.	(226,772)

		(604,300)

	Commercial Banks — (0.4)%
(3,940)	IBERIABANK Corp.	(201,216)

	Commercial Services & Supplies — (1.0)%
(19,100)	ACCO Brands Corp.[2]	(201,505)
(6,800)	Geo Group, Inc. (The)[2]	(140,828)
(10,860)	Knoll, Inc.	(160,619)

		(502,952)

	Communications Equipment — (0.6)%
(5,580)	Sycamore Networks, Inc.[2]	(86,992)
(4,080)	Viasat, Inc.[2]	(197,064)

		(284,056)

	Construction Materials — (0.7)%
(5,580)	Texas Industries, Inc.	(187,544)
(3,220)	Vulcan Materials Co.	(137,848)

		(325,392)

	Diversified Consumer Services — (0.5)%
(4,660)	Matthews International Corp. — Class A	(139,800)
(7,380)	Universal Technical Institute, Inc.	(88,560)

		(228,360)

	Electronic Equipment, Instruments & Components — (2.0)%
(4,740)	DTS, Inc.[2]	(147,888)
(7,600)	National Instruments Corp.	(206,720)

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Total Market Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2012 — (Unaudited)

Shares		Value

COMMON STOCKS SOLD SHORT* — (Continued)
	Electronic Equipment, Instruments & Components — (Continued)

(3,660)	OSI Systems, Inc.[2]	$(244,707)
(5,120)	Rogers Corp.[2]	(196,045)
(3,300)	Universal Display Corp.[2]	(148,401)

		(943,761)

	Energy Equipment & Services — (0.9)%
(2,740)	Lufkin Industries, Inc.	(210,541)
(1,940)	OYO Geospace Corp.[2]	(223,527)

		(434,068)

	Food & Staples Retailing — (0.6)%
(3,300)	Pricesmart, Inc.	(272,382)

	Food Products — (0.5)%
(8,620)	Snyders-Lance, Inc.	(223,086)

	Gas Utilities — (0.3)%
(3,060)	South Jersey Industries, Inc.	(150,705)

	Health Care Equipment & Supplies — (1.9)%
(4,500)	DENTSPLY International, Inc.	(184,770)
(23,080)	DexCom, Inc.[2]	(225,953)
(2,340)	Edwards Lifesciences Corp.[2]	(194,150)
(3,680)	Hospira, Inc.[2]	(129,242)
(9,960)	NxStage Medical, Inc.[2]	(169,320)

		(903,435)

	Hotels, Restaurants & Leisure — (0.5)%
(3,036)	International Speedway Corp. — Class A	(81,031)
(1,380)	Wynn Resorts, Ltd.	(184,092)

		(265,123)

	Household Durables — (0.4)%
(220)	NVR, Inc.[2]	(172,467)

	Household Products — (0.9)%
(3,160)	Clorox Co.	(221,516)
(3,200)	Procter & Gamble Co. (The)	(203,648)

		(425,164)

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Total Market Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2012 — (Unaudited)

Shares		Value

COMMON STOCKS SOLD SHORT* — (Continued)

	Independent Power Producers & Energy Traders — (0.7)%
(11,260)	Atlantic Power Corp.[2]	$(160,793)
(9,160)	Ormat Technologies, Inc.	(181,093)

		(341,886)

	Insurance — (0.8)%
(1,700)	Enstar Group, Ltd.[2]	(160,089)
(520)	Markel Corp.[2]	(228,946)

		(389,035)

	Internet & Catalog Retail — (0.5)%
(1,040)	Amazon.Com, Inc.[2]	(241,176)

	Internet Software & Services — (0.5)%
(1,560)	Equinix, Inc.[2]	(256,152)

	IT Services — (0.3)%
(3,860)	NeuStar, Inc. — Class A2	(140,311)

	Leisure Equipment & Products — (0.2)%
(3,140)	Hasbro, Inc.	(115,364)

	Life, Sciences Tools & Services — (0.2)%
(1,420)	Waters Corp.[2]	(119,436)

	Machinery — (0.4)%
(2,340)	Deere & Co.	(192,722)

	Media — (1.1)%
(4,820)	John Wiley & Sons, Inc. — Class A	(217,816)
(2,020)	Liberty Media Corp. — Liberty Capital[2]	(176,629)
(2,720)	Morningstar, Inc.	(156,998)

		(551,443)

	Metals & Mining — (1.2)%
(4,580)	Allegheny Technologies, Inc.	(196,665)
(1,700)	Compass Minerals International, Inc.	(130,084)
(9,260)	RTI International Metals, Inc.[2]	(227,333)

		(554,082)

	Oil, Gas & Consumable Fuels — (0.4)%
(1,920)	EOG Resources, Inc.	(210,835)

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Total Market Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2012 — (Unaudited)

Shares		Value

COMMON STOCKS SOLD SHORT* — (Continued)

	Professional Services — (0.9)%
(2,480)	Dun & Bradstreet Corp. (The)	$(192,894)
(2,140)	IHS, Inc. — Class A2	(216,290)

		(409,184)

	Real Estate Investment Trusts — (4.1)%
(4,200)	American Campus Communities, Inc.	(186,690)
(3,440)	American Tower Corp.	(225,595)
(1,240)	AvalonBay Communities, Inc.	(180,296)
(1,840)	Boston Properties, Inc.	(199,180)
(20,680)	Franklin Street Properties Corp.	(208,248)
(4,660)	Kilroy Realty Corp.	(221,117)
(16,360)	Medical Properties Trust, Inc.	(153,457)
(6,240)	ProLogis, Inc.	(223,267)
(4,240)	Realty Income Corp.	(166,801)
(6,900)	Washington Real Estate Investment Trust	(203,895)

		(1,968,546)

	Semiconductors & Semiconductor Equipment — (0.9)%
(4,220)	Cymer, Inc.[2]	(218,765)
(9,560)	Diodes, Inc.[2]	(213,092)

		(431,857)

	Software — (0.8)%
(5,780)	Rovi Corp.[2]	(165,308)
(3,160)	Ultimate Software Group, Inc.[2]	(243,826)

		(409,134)

	Specialty Retail — (0.4)%
(3,740)	Abercrombie & Fitch Co. — Class A	(187,636)

	Textiles, Apparel & Luxury Goods — (0.5)%
(1,980)	Nike, Inc. — Class B	(221,503)

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Total Market Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2012 — (Unaudited)

Shares		Value

COMMON STOCKS SOLD SHORT* — (Continued)

	Wireless Telecommunication Services — (0.5)%
(4,240)	Crown Castle International Corp.[2]	$(240,026)

	TOTAL COMMON STOCKS SOLD SHORT (Cost $(13,318,636))	(13,469,200)

TOTAL SHORT INVESTMENTS (Proceeds $(13,318,636))	(28.1)%	$(13,469,200)

TOTAL INVESTMENTS (Cost $40,497,588)[3]	103.9%	$49,723,219
LIABILITIES IN EXCESS OF OTHER ASSETS	(3.9)	(1,852,594)

NET ASSETS	100.0%	$47,870,625

*	Percentages indicated are based on net assets.
[1]	Securities or partial securities on loan. See Note 1.
[2]	Non income-producing security.
[3]	Aggregate cost for federal tax purposes was $40,932,994.
Abbreviations:
FHLMC — Federal Home Loan Mortgage Corporation

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Total Market Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2012 — (Unaudited)

INDUSTRY DIVERSIFICATION

On April 30, 2012, industry diversification of the Portfolio was as follows :

	% of
	Net Assets	Value

INDUSTRIES:
Long Positions:
Oil, Gas & Consumable Fuels	9.8%	$4,695,433
Real Estate Investment Trusts	8.4	4,043,513
Insurance	7.5	3,589,237
IT Services	5.5	2,652,276
Semiconductors & Semiconductor Equipment	5.4	2,576,389
Computers & Peripherals	4.4	2,083,215
Construction & Engineering	4.2	2,010,553
Chemicals	4.1	1,956,389
Electric Utilities	4.0	1,908,491
Electronic Equipment, Instruments & Components	3.8	1,838,230
Media	3.8	1,821,561
Machinery	3.7	1,791,394
Food Products	3.7	1,772,767
Commercial Banks	3.6	1,718,609
Health Care Providers & Services	3.5	1,699,977
Internet Software & Services	3.3	1,588,999
Aerospace & Defense	2.9	1,395,976
Multi-line Retail	2.9	1,366,753
Pharmaceuticals	2.8	1,353,164
Automobiles	2.7	1,294,750
Capital Markets	2.6	1,222,538
Paper & Forest Products	2.4	1,165,253
Life, Sciences Tools & Services	2.4	1,148,173
Consumer Finance	2.3	1,089,970
Multi-Utilities	2.1	987,814
Energy Equipment & Services	2.1	984,751
Road & Rail	2.0	945,470
Food & Staples Retailing	1.7	829,457
Software	1.7	802,111
Beverages	1.7	794,467
Health Care Equipment & Supplies	1.5	717,704
Household Durables	1.5	705,028
Hotels, Restaurants & Leisure	1.4	693,685
Auto Components	1.4	665,538
Personal Products	1.2	595,894
Diversified Telecommunication Services	1.2	569,343
Biotechnology	1.2	561,036
Office Electronics	1.2	558,448

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Total Market Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2012 — (Unaudited)

On April 30, 2012, industry diversification of the Portfolio was as follows :

	% of
	Net Assets	Value

Commercial Services & Supplies	1.1%	$529,057
Professional Services	1.1	520,428
Specialty Retail	1.0	474,211
Wireless Telecommunication Services	0.7	352,205
Health Care Technology	0.6	300,526
Metals & Mining	0.4	178,400
Airlines	0.3	121,882
Short Positions:
Leisure Equipment & Products	(0.2)	(115,364)
Life, Sciences Tools & Services	(0.2)	(119,436)
IT Services	(0.3)	(140,311)
Gas Utilities	(0.3)	(150,705)
Aerospace & Defense	(0.3)	(162,081)
Air Freight & Logistics	(0.4)	(170,857)
Household Durables	(0.4)	(172,467)
Specialty Retail	(0.4)	(187,636)
Machinery	(0.4)	(192,722)
Commercial Banks	(0.4)	(201,216)
Oil, Gas & Consumable Fuels	(0.4)	(210,835)
Capital Markets	(0.5)	(219,467)
Textiles, Apparel & Luxury Goods	(0.5)	(221,503)
Food Products	(0.5)	(223,086)
Diversified Consumer Services	(0.5)	(228,360)
Wireless Telecommunication Services	(0.5)	(240,026)
Internet & Catalog Retail	(0.5)	(241,176)
Internet Software & Services	(0.5)	(256,152)
Hotels, Restaurants & Leisure	(0.5)	(265,123)
Food & Staples Retailing	(0.6)	(272,382)
Communications Equipment	(0.6)	(284,056)
Construction Materials	(0.7)	(325,392)
Independent Power Producers & Energy Traders	(0.7)	(341,886)
Insurance	(0.8)	(389,035)
Software	(0.8)	(409,134)
Professional Services	(0.9)	(409,184)
Household Products	(0.9)	(425,164)
Semiconductors & Semiconductor Equipment	(0.9)	(431,857)
Energy Equipment & Services	(0.9)	(434,068)
Commercial Services & Supplies	(1.0)	(502,952)
Media	(1.1)	(551,443)
Metals & Mining	(1.2)	(554,082)
Chemicals	(1.3)	(604,300)

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Total Market Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
April 30, 2012 — (Unaudited)

On April 30, 2012, industry diversification of the Portfolio was as follows :

	% of
	Net Assets	Value

Health Care Equipment & Supplies	(1.9)%	$(903,435)
Electronic Equipment, Instruments & Components	(2.0)	(943,761)
Real Estate Investment Trusts	(4.1)	(1,968,546)

TOTAL COMMON STOCKS	98.7%	$47,201,865
REPURCHASE AGREEMENT	2.5	1,210,338
INVESTMENT OF SECURITY LENDING COLLATERAL	2.7	1,311,016

TOTAL INVESTMENTS	103.9%	$49,723,219

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Secured Options Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
April 30, 2012 — (Unaudited)

Shares		Value

EXCHANGE-TRADED FUND* — 1.1%
25,500	SPDR S&P 500 ETF Trust	$3,564,135

	TOTAL EXCHANGE-TRADED FUND (Cost $2,905,447)	3,564,135

PURCHASED OPTIONS — 44.7%

	CALLS — 40.0%
150,000	S&P 500 Index with Barclays Capital PLC, Exercise Price $500, Expires 5/19/2012	134,287,500

	PUTS — 4.7%
150,000	S&P 500 Index with Barclays Capital PLC, Exercise Price $1500, Expires 5/19/2012	15,697,500

	TOTAL PURCHASED OPTIONS (Cost $149,979,074)	149,985,000

Face
Amount

REPURCHASE AGREEMENT* — 11.9%
$39,978,901	With State Street Bank and Trust Co., dated 4/30/12, 0.01%, principal and interest in the amount of $39,978,912, due 5/1/12, (collateralized by a FHLMC security with a par value of $38,349,972, coupon rate of 4.000%, due 4/1/25, market value of $40,778,867)	39,978,901

	TOTAL REPURCHASE AGREEMENT (Cost $39,978,901)	39,978,901

TOTAL INVESTMENTS (Cost $192,863,422)[1]	57.7%	$193,528,036
OTHER ASSETS IN EXCESS OF LIABILITIES	42.3	141,888,715

NET ASSETS[2]	100.0%	$335,416,751

*	Percentages indicated are based on net assets.
[1]	Aggregate cost for federal tax purposes was $192,859,877.
[2]	Cash in the amount of $145,528,000 is held as collateral to secure the open written put options contracts.
FHLMC — Federal Home Loan Mortgage Corporation

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Secured Options Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2012 — (Unaudited)

Name of Issuer,
Title of Issuer and	Number of
Counterparty	Contracts	Value

WRITTEN OPTIONS
CALLS:
S&P 500 Index
expires May 2012 exercise price $1,500 Barclays Capital PLC	150,000	$(22,500)
S&P 500 Index
expires May 2012 exercise price $1,425 Barclays Capital PLC	2,500	(13,500)

TOTAL WRITTEN CALL OPTIONS (Premiums Received $(45,694))		$(36,000)

PUTS:
S&P 500 Index
expires May 2012 exercise price $1,350 Barclays Capital PLC	20,000	(122,000)
S&P 500 Index
expires May 2012 exercise price $1,390 Barclays Capital PLC	75,200	(447,440)
S&P 500 Index
expires May 2012 exercise price $1,400 Barclays Capital PLC	143,000	(2,845,700)

TOTAL WRITTEN PUT OPTIONS (Premiums Received $(5,314,685))		$(3,415,140)

TOTAL WRITTEN OPTIONS (Premiums Received $(5,360,379))		$(3,451,140)

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Secured Options Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
April 30, 2012 — (Unaudited)

SECTOR DIVERSIFICATION

On April 30, 2012, sector diversification of the Portfolio was as follows :

	% of
	Net Assets	Value

SECTOR:
Purchased Options	44.7%	$149,985,000
Exchange-Traded Fund	1.1	3,564,135

TOTAL	45.8%	$153,549,135
REPURCHASE AGREEMENTS	11.9	39,978,901

TOTAL INVESTMENTS	57.7%	$193,528,036

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

International Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
April 30, 2012 — (Unaudited)

Shares		Value

COMMON STOCKS* — 96.8%

	United Kingdom — 24.4%
609,700	Aviva PLC	$3,048,594
136,928	BHP Billiton PLC	4,387,742
397,400	Britvic PLC	2,464,962
625,641	Centrica PLC	3,116,117
140,831	GlaxoSmithKline PLC	3,256,903
424,186	HSBC Holdings PLC	3,821,372
26,363	Imperial Tobacco Group PLC	1,054,210
341,911	Inmarsat PLC	2,440,394
348,202	Prudential PLC	4,263,657
415,534	Rexam PLC	2,899,791
78,127	Rio Tinto PLC	4,352,145
116,933	Rolls-Royce Holdings PLC[1]	1,562,760
16,952,898	Rolls-Royce Holdings PLC — Class C1,2	27,513
153,624	Royal Dutch Shell PLC	5,600,892
223,682	Smith & Nephew PLC	2,201,677
644,231	Wm Morrison Supermarkets PLC	2,933,736
216,544	Xstrata PLC	4,138,079

		51,570,544

	Japan — 14.7%
82,400	Aisin Seiki Co, Ltd.	2,935,190
745,300	Chuo Mitsui Trust Holdings, Inc.	2,203,041
31,800	Daito Trust Construction Co., Ltd.	2,871,718
54,100	Dena Co, Ltd.	1,696,046
472,000	Fujitsu, Ltd.	2,305,611
23,000	Ibiden Co., Ltd.[3]	475,038
77,200	Komatsu, Ltd.	2,238,452
129,000	Kuraray Co., Ltd.	1,848,397
128,000	Mitsubishi Corp.	2,794,389
211,700	Mitsubishi UFJ Financial Group, Inc.	1,026,151
304,400	Nissan Motor Co., Ltd.	3,187,355
102,400	NKSJ Holdings, Inc.	2,122,645
61,900	Nomura Research Institute, Ltd.	1,430,430
16,000	Shimamura Co., Ltd.	1,817,635
490,000	Toshiba Corp.	2,019,163

		30,971,261

	Germany — 11.9%
32,975	Allianz AG	3,674,374
49,512	BASF SE3	4,075,874
10,000	Bayer AG3	704,341
57,051	Daimler AG	3,154,027
144,419	Deutsche Lufthansa AG	1,879,367
24,277	GEA Group AG	801,137

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

International Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2012 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)
	Germany — (Continued)

68,908	Hannover Rueckversicherung AG3	$4,165,266
57,088	Metro AG	1,841,956
18,541	Siemens AG Reg.	1,717,255
20,770	SMA Solar Technology AG3	870,162
13,386	Volkswagen AG	2,284,872

		25,168,631

	France — 7.7%
95,989	BNP Paribas	3,856,292
50,757	Cap Gemini SA	1,981,346
24,742	Casino Guichard Perrachon	2,429,796
83,575	Compagnie de Saint-Gobain	3,500,831
94,800	GDF Suez[3]	2,182,215
120,560	Vivendi	2,228,609

		16,179,089

	Switzerland — 5.5%
136,062	Credit Suisse Group AG1	3,254,455
40,000	Novartis AG	2,205,696
23,241	Roche Holding AG	4,245,423
7,981	Zurich Financial Services AG1	1,952,054

		11,657,628

	Netherlands — 5.3%
406,738	ING Groep N.V., ADR[1]	2,868,053
209,560	Koninklijke Ahold N.V.[3]	2,657,995
246,908	Reed Elsevier N.V.[3]	2,911,748
149,816	SBM Offshore N.V.	2,721,825

		11,159,621

	Australia — 4.1%
2,711,564	BlueScope Steel, Ltd.[1,3]	1,115,999
653,450	Downer EDI, Ltd.[1]	2,457,912
1,280,988	Mount Gibson Iron, Ltd.	1,474,872
36,026	National Australia Bank, Ltd.[3]	947,066
428,561	Toll Holdings, Ltd.[3]	2,616,719

		8,612,568

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

International Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2012 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)

	Norway — 3.7%
79,250	StatoilHydro ASA	$2,115,937
178,000	Telenor ASA	3,272,019
81,504	TGS Nopec Geophysical Co. ASA	2,355,561

		7,743,517

	South Korea — 2.6%
26,903	POSCO, ADR	2,239,675
2,630	Samsung Electronics Co., Ltd	3,234,775

		5,474,450

	Brazil — 2.5%
142,950	Banco do Brasil SA, ADR	1,806,888
149,400	PDG Realty SA Empreendimentos e Participacoes, ADR	726,084
113,939	Petroleo Brasileiro SA, Sponsored ADR	2,682,124

		5,215,096

	Spain — 2.0%
229,503	Banco Bilbao Vizcaya Argentaria SA	1,551,168
28,200	Red Electrica Corp. SA	1,227,729
38,129	Tecnicas Reunidas SA	1,485,120

		4,264,017

	Singapore — 2.0%
761,000	SembCorp Industries, Ltd.[3]	3,105,495
458,000	Singapore Telecommunications, Ltd.	1,151,014

		4,256,509

	Mexico — 1.8%
2,863,100	America Movil SAB de CV Series L	3,822,317

	Bermuda — 1.6%
920,000	COSCO Pacific, Ltd.	1,339,924
54,888	Seadrill, Ltd.[3]	2,124,375

		3,464,299

	Canada — 1.6%
176,104	Nexen, Inc.	3,403,174

	Sweden — 1.6%
208,590	Svenska Cellulosa AB	3,305,140

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

International Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2012 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)

	Israel — 1.5%
70,700	Teva Pharmaceutical Industries, Ltd., Sponsored ADR	$3,233,818

	China — 0.9%
666,500	CNOOC, Ltd.	1,420,854
170,300	Kingboard Chemical Holdings, Ltd.	477,406

		1,898,260

	South Africa — 0.9%
107,947	MTN Group, Ltd.[3]	1,887,078

	Thailand — 0.5%
171,000	Bangkok Bank PCL, ADR	1,062,146

	TOTAL COMMON STOCKS (Cost $189,913,504)	204,349,163

RIGHTS — 0.0%

	Spain — 0.0%
229,503	Banco Bilbao Vizcaya Argentaria SA(Expires 4/30/12)[1]	32,810

	TOTAL RIGHTS (Cost $35,409)	32,810

Face
Amount

REPURCHASE AGREEMENTS* — 0.1%
$144,199	With State Street Bank and Trust Co., dated 4/30/12, 0.01%, principal and interest in the amount of $144,199, due 5/1/12 (collateralized by a FHLMC security with a par value of $139,236 coupon rate of 3.500% due 11/15/40, market value of $147,145)	144,199

	TOTAL REPURCHASE AGREEMENTS (Cost $144,199)	144,199

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

International Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2012 — (Unaudited)

Shares		Value

INVESTMENT OF SECURITY LENDING COLLATERAL* — 11.2%
23,724,214	State Street Navigator Securities Lending Prime Portfolio	$23,724,214

	TOTAL INVESTMENT OF SECURITY LENDING COLLATERAL (Cost $23,724,214)	23,724,214

TOTAL INVESTMENTS (Cost $213,817,326)[4]	108.1%	$228,250,386
LIABILITIES IN EXCESS OF OTHER ASSETS	(8.1)	(17,142,976)

NET ASSETS	100.0%	$211,107,410

*	Percentages indicated are based on net assets.
[1]	Non income-producing security.
[2]	Security is fair valued by management.
[3]	Securities or partial securities on loan. See Note 1.
[4]	Aggregate cost for federal tax purposes was $216,978,587.
Abbreviations:
ADR — American Depositary Receipt
FHLMC — Federal Home Loan Mortgage Corporation

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

International Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2012 — (Unaudited)

INDUSTRY DIVERSIFICATION

On April 30, 2012, industry diversification of the Portfolio was as follows :

	% of
	Net Assets	Value

INDUSTRIES:
Insurance	9.1%	$19,226,590
Metals & Mining	8.4	17,708,512
Commercial Banks	7.7	16,274,124
Oil, Gas & Consumable Fuels	7.2	15,222,981
Pharmaceuticals	6.5	13,646,181
Food & Staples Retailing	4.7	9,863,483
Energy Equipment & Services	4.1	8,686,881
Automobiles	4.1	8,626,254
Diversified Telecommunication Services	3.2	6,863,427
Chemicals	2.8	5,924,271
Wireless Telecommunication Services	2.7	5,709,395
Multi-Utilities	2.5	5,298,332
Media	2.4	5,140,357
Industrial Conglomerates	2.3	4,822,750
Computers & Peripherals	2.0	4,324,774
Building Products	1.7	3,500,831
IT Services	1.6	3,411,776
Paper & Forest Products	1.6	3,305,140
Capital Markets	1.5	3,254,455
Electrical Equipment	1.5	3,234,775
Machinery	1.4	3,039,589
Auto Components	1.4	2,935,190
Containers & Packaging	1.4	2,899,791
Real Estate Management & Development	1.4	2,871,718
Diversified Financial Services	1.4	2,868,053
Trading Companies & Distributors	1.3	2,794,389
Air Freight & Logistics	1.2	2,616,719
Beverages	1.2	2,464,962
Commercial Services & Supplies	1.2	2,457,912
Health Care Equipment & Supplies	1.0	2,201,677
Airlines	0.9	1,879,367
Specialty Retail	0.9	1,817,635
Internet Software & Services	0.8	1,696,046
Aerospace & Defense	0.8	1,590,273
Transportation Infrastructure	0.6	1,339,924
Electric Utilities	0.6	1,227,729
Tobacco	0.5	1,054,210

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

International Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
April 30, 2012 — (Unaudited)

On April 30, 2012, industry diversification of the Portfolio was as follows :

	% of
	Net Assets	Value

Electronic Equipment, Instruments & Components	0.5%	$952,444
Semiconductors & Semiconductor Equipment	0.4	870,162
Household Durables	0.3	726,084

TOTAL COMMON STOCKS	96.8%	$204,349,163
REPURCHASE AGREEMENTS	0.1	144,199
INVESTMENTS OF SECURITY LENDING COLLATERAL	11.2	23,724,214
RIGHTS	0.0	32,810

TOTAL INVESTMENTS	108.1%	$228,250,386

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Philadelphia International Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
April 30, 2012 — (Unaudited)

Shares		Value

COMMON STOCKS* — 97.8%

	United Kingdom — 23.6%
124,086	Aviva PLC	$620,449
35,926	BHP Billiton PLC	1,151,218
81,051	Britvic PLC	502,737
133,574	Centrica PLC	665,289
30,205	GlaxoSmithKline PLC	698,531
92,418	HSBC Holdings PLC	832,568
6,220	Imperial Tobacco Group PLC	248,727
62,347	Inmarsat PLC	445,002
89,868	Prudential PLC	1,100,414
93,991	Rexam PLC	655,913
16,726	Rio Tinto PLC	931,739
37,736	Rolls-Royce Holdings PLC[1]	504,326
4,000,016	Rolls-Royce Holdings PLC — Class C1,2	6,492
38,437	Royal Dutch Shell PLC	1,401,353
48,689	Smith & Nephew PLC	479,240
132,702	Wm Morrison Supermarkets PLC	604,306
45,966	Xstrata PLC	878,394

		11,726,698

	Japan — 14.6%
20,900	Aisin Seiki Co, Ltd.	744,484
170,200	Chuo Mitsui Trust Holdings, Inc.	503,096
5,400	Daito Trust Construction Co., Ltd.	487,650
12,800	Dena Co, Ltd.	401,283
106,000	Fujitsu, Ltd.	517,786
10,700	Ibiden Co., Ltd.[3]	220,996
24,000	Komatsu, Ltd.	695,892
21,000	Kuraray Co., Ltd.	300,902
32,800	Mitsubishi Corp.	716,062
49,700	Mitsubishi UFJ Financial Group, Inc.	240,905
71,400	Nissan Motor Co., Ltd.	747,625
21,400	NKSJ Holdings, Inc.[3]	443,600
17,400	Nomura Research Institute, Ltd.	402,092
3,300	Shimamura Co., Ltd.	374,887
111,000	Toshiba Corp.	457,402

		7,254,662

	Germany — 12.9%
6,606	Allianz AG	736,101
13,729	BASF SE3	1,130,184
6,906	Bayer AG3	486,418
14,049	Daimler AG	776,690
32,076	Deutsche Lufthansa AG	417,415
11,433	GEA Group AG	377,287

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Philadelphia International Fund
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2012 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)
	Germany — (Continued)

17,772	Hannover Rueckversicherung AG3	$1,074,260
13,998	Metro AG	451,648
3,372	Siemens AG Reg.	312,312
3,183	SMA Solar Technology AG3	133,352
2,869	Volkswagen AG	489,713

		6,385,380

	France — 8.0%
20,974	BNP Paribas	842,616
20,954	Cap Gemini SA	817,959
5,270	Casino Guichard Perrachon	517,542
18,898	Compagnie de Saint-Gobain	791,609
17,200	GDF Suez[3]	395,929
31,497	Vivendi	582,237

		3,947,892

	Switzerland — 5.2%
30,713	Credit Suisse Group AG1	734,622
8,700	Novartis AG	479,739
5,001	Roche Holding AG	913,530
1,922	Zurich Financial Services AG1	470,097

		2,597,988

	Netherlands — 5.2%
87,993	ING Groep N.V., ADR[1]	620,470
42,038	Koninklijke Ahold N.V.[3]	533,197
50,627	Reed Elsevier N.V.[3]	597,036
46,087	SBM Offshore N.V.	837,299

		2,588,002

	Australia — 4.4%
533,853	BlueScope Steel, Ltd.[1,3]	219,718
129,329	Downer EDI, Ltd.[1]	486,463
299,257	Mount Gibson Iron, Ltd.	344,551
21,116	National Australia Bank, Ltd.	555,106
91,767	Toll Holdings, Ltd.	560,313

		2,166,151

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Philadelphia International Fund
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2012 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)

	Norway — 4.0%
18,700	StatoilHydro ASA	$499,281
41,487	Telenor ASA	762,619
24,667	TGS Nopec Geophysical Co. ASA	712,906

		1,974,806

	South Korea — 3.7%
8,253	POSCO, ADR	687,062
942	Samsung Electronics Co., Ltd	1,158,615

		1,845,677

	Brazil — 2.3%
28,730	Banco do Brasil SA, ADR	363,147
29,700	PDG Realty SA Empreendimentos e Participacoes, ADR	144,342
26,516	Petroleo Brasileiro SA, Sponsored ADR	624,187

		1,131,676

	Spain — 2.2%
44,583	Banco Bilbao Vizcaya Argentaria SA	301,328
9,600	Red Electrica Corp. SA	417,950
8,948	Tecnicas Reunidas SA3	348,524

		1,067,802

	Singapore — 1.8%
167,990	SembCorp Industries, Ltd.	685,535
92,000	Singapore Telecommunications, Ltd.	231,208

		916,743

	Sweden — 1.6%
51,603	Svenska Cellulosa AB	817,657

	Mexico — 1.6%
605,300	America Movil SAB de CV Series L	808,092

	Bermuda — 1.6%
208,000	COSCO Pacific, Ltd.	302,939
12,531	Seadrill, Ltd.[3]	484,998

		787,937

	Israel — 1.6%
16,863	Teva Pharmaceutical Industries, Ltd., Sponsored ADR	771,314

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Philadelphia International Fund
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2012 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)

	Canada — 1.5%
38,015	Nexen, Inc.	$734,632

	China — 0.8%
141,000	CNOOC, Ltd.	300,586
38,500	Kingboard Chemical Holdings, Ltd.	107,928

		408,514

	South Africa — 0.7%
21,148	MTN Group, Ltd.	369,699

	Thailand — 0.5%
40,400	Bangkok Bank PCL, ADR	250,940

	TOTAL COMMON STOCKS (Cost $42,898,037)	48,552,262

RIGHTS — 0.0%

	Spain — 0.0%
44,583	Banco Bilbao Vizcaya Argentaria SA(Expires 4/30/12)[1]	6,373

	TOTAL RIGHTS (Cost $6,878)	6,373

Face
Amount

REPURCHASE AGREEMENTS* — 0.9%
$436,399	With State Street Bank and Trust Co., dated 4/30/12, 0.01%, principal and interest in the amount of $436,399 due 5/1/12 (collateralized by a FHLMC security with a par value of $421,687 coupon rate of 3.500%, due 11/15/40, market value of $445,638)	436,399

	TOTAL REPURCHASE AGREEMENTS (Cost $436,399)	436,399

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Philadelphia International Fund
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2012 — (Unaudited)

Shares		Value

INVESTMENT OF SECURITY LENDING COLLATERAL* — 10.6%
5,226,475	State Street Navigator Securities Lending Prime Portfolio	$5,226,475

	TOTAL INVESTMENT OF SECURITY LENDING COLLATERAL (Cost $5,226,475)	5,226,475

TOTAL INVESTMENTS (Cost $48,567,789)[4]	109.3%	$54,221,509
LIABILITIES IN EXCESS OF OTHER ASSETS	(9.3)	(4,592,116)

NET ASSETS	100.0%	$49,629,393

*	Percentages indicated are based on net assets.
[1]	Non income-producing security.
[2]	Security is fair valued by management.
[3]	Securities or partial securities on loan. See Note 1.
[4]	Aggregate cost for federal tax purposes was $50,558,617.
Abbreviations:
ADR — American Depositary Receipt
FHLMC — Federal Home Loan Mortgage Corporation

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Philadelphia International Fund
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2012 — (Unaudited)

INDUSTRY DIVERSIFICATION

On April 30, 2012, industry diversification of the Portfolio was as follows :

	% of
	Net Assets	Value

INDUSTRIES:
Insurance	9.0%	$4,444,921
Metals & Mining	8.6	4,212,682
Commercial Banks	7.8	3,889,706
Oil, Gas & Consumable Fuels	7.2	3,560,039
Pharmaceuticals	6.8	3,349,532
Energy Equipment & Services	4.8	2,383,727
Food & Staples Retailing	4.2	2,106,693
Automobiles	4.1	2,014,028
Diversified Telecommunication Services	2.9	1,438,829
Chemicals	2.9	1,431,086
IT Services	2.5	1,220,051
Media	2.4	1,179,273
Wireless Telecommunication Services	2.3	1,177,791
Electrical Equipment	2.3	1,158,615
Machinery	2.1	1,073,179
Multi-Utilities	2.1	1,061,218
Industrial Conglomerates	2.0	997,847
Computers & Peripherals	1.9	975,188
Paper & Forest Products	1.6	817,657
Building Products	1.6	791,609
Auto Components	1.5	744,484
Capital Markets	1.5	734,622
Trading Companies & Distributors	1.4	716,062
Containers & Packaging	1.3	655,913
Diversified Financial Services	1.2	620,470
Air Freight & Logistics	1.1	560,313
Aerospace & Defense	1.0	510,818
Beverages	1.0	502,737
Real Estate Management & Development	1.0	487,650
Commercial Services & Supplies	1.0	486,463
Health Care Equipment & Supplies	1.0	479,240
Electric Utilities	0.9	417,950
Airlines	0.8	417,415
Internet Software & Services	0.8	401,283
Specialty Retail	0.8	374,887
Electronic Equipment, Instruments & Components	0.7	328,924
Transportation Infrastructure	0.6	302,939

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Philadelphia International Fund
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
April 30, 2012 — (Unaudited)

On April 30, 2012, industry diversification of the Portfolio was as follows :

	% of
	Net Assets	Value

Tobacco	0.5%	$248,727
Household Durables	0.3	144,342
Semiconductors & Semiconductor Equipment	0.3	133,352

TOTAL COMMON STOCKS	97.8%	$48,552,262
REPURCHASE AGREEMENTS	0.9	436,399
INVESTMENTS OF SECURITY LENDING COLLATERAL	10.6	5,226,475
RIGHTS	0.0	6,373

TOTAL INVESTMENTS	109.3%	$54,221,509

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Philadelphia International Small Cap Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
April 30, 2012 — (Unaudited)

Shares		Value

COMMON STOCKS* — 98.7%

	Japan — 27.9%
1,000	Achilles Corp / Japan	$1,353
4,000	Airport Facilities Co, Ltd.	17,986
2,000	Akita Bank, Ltd. (The)	6,588
600	Aoyama Trading Co, Ltd.	12,430
3,000	Asahi Organic Chemicals Industry Co, Ltd.	7,740
1,000	ASKA Pharmaceutical Co, Ltd.	5,799
5,000	Bank of Nagoya, Ltd. (The)	16,157
2,000	Bank of Saga, Ltd. (The)	5,110
600	Bank of the Ryukyus, Ltd.	7,740
1,200	Belluna Co, Ltd.	9,544
300	Canon Marketing Japan, Inc.	3,885
10,000	Chuetsu Pulp & Paper Co, Ltd.	20,917
400	Coca-Cola Central Japan Co, Ltd.	5,251
600	Corona Corp.	8,417
2,000	Daiichi Jitsugyo Co, Ltd.	10,296
1,000	Dainichiseika Color & Chemicals Manufacturing Co, Ltd.	4,647
2,700	DCM Holdings Co, Ltd.	20,460
500	EDION Corp.	3,144
6,000	Eighteenth Bank, Ltd. (The)	16,909
1,000	Furukawa-Sky Aluminum Corp.	2,994
3,000	Fuso Pharmaceutical Industries, Ltd.	8,304
4,000	Gakken Holdings Co, Ltd.	9,619
3,000	Gun-Ei Chemical Industry Co, Ltd.	7,816
900	Hakuto Co, Ltd.	8,736
1,900	Hibiya Engineering, Ltd.	21,037
7,000	Higashi-Nippon Bank, Ltd. (The)	15,080
3,000	Hokuetsu Bank, Ltd. (The)	5,937
1,300	Hosiden Corp.	8,695
1,300	Inabata & Co, Ltd.	8,581
2,800	Ines Corp.	22,094
500	Information Services International-Dentsu, Ltd.	4,077
6,000	J-Oil Mills, Inc.	16,909
3,000	Jaccs Co, Ltd.	10,859
2,000	Japan Pulp & Paper Co, Ltd.	7,089
15	Japan Rental Housing Investments, Inc. REIT	6,961
700	Kaga Electronics Co, Ltd.	7,435
2,000	Kandenko Co, Ltd.	8,818
300	Kato Sangyo Co, Ltd.	6,181
500	Kissei Pharmaceutical Co, Ltd.	9,118
200	Kohnan Shoji Co, Ltd.	2,906
1,300	Kojima Co, Ltd.	6,187
5,000	Kurabo Industries, Ltd.	9,331
1,000	Kyodo Printing Co, Ltd.	2,756
1,000	Kyudenko Corp.	5,686

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Philadelphia International Small Cap Fund
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2012 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)
	Japan — (Continued)

6,000	Marudai Food Co, Ltd.	$23,221
3,000	Maruzen Showa Unyu Co, Ltd.	9,882
3,000	Mie Bank, Ltd. (The)	6,989
1,000	Mirait Holdings Corp.	7,202
2,000	Mitsui Home Co, Ltd.	10,521
6,000	Miyazaki Bank, Ltd. (The)	15,331
500	Nafco Co, Ltd.	9,049
1,600	Namura Shipbuilding Co, Ltd.	6,373
1,300	NEC Capital Solutions, Ltd.	18,236
500	NEC Fielding, Ltd.	6,294
5,000	Nihon Yamamura Glass Co, Ltd.	12,525
5,000	Nippon Road Co, Ltd. (The)	19,539
4,000	Nissin Corp.	9,669
1,100	Onoken Co, Ltd.	9,011
1,200	Otsuka Kagu, Ltd.	13,843
600	Paltac Corp.	8,800
1,200	Riso Kagaku Corp.	17,600
1,500	Round One Corp.	9,826
700	Ryoyo Electro Corp.	7,759
500	S Foods, Inc.	4,371
1,000	Sakai Chemical Industry Co, Ltd.	3,482
1,000	Sanki Engineering Co, Ltd.	5,235
1,300	Sanshin Electronics Co, Ltd.	9,884
1,000	Sekisui Plastics Co, Ltd.	3,457
2,000	Senko Co, Ltd.	8,818
1,700	Senshukai Co, Ltd.	12,392
1,100	Shinko Shoji Co, Ltd.	9,259
1,000	Sinanen Co, Ltd.	4,446
42	SKY Perfect JSAT Holdings, Inc.	18,359
4,000	Sumikin Bussan Corp.	10,271
5,000	Takiron Co, Ltd.	17,660
1,100	Tohokushinsha Film Corp.	9,644
2,000	Tokyo Energy & Systems, Inc.	12,250
5,300	TOMONY Holdings, Inc.	24,296
1,100	Toppan Forms Co, Ltd.	9,906
3,000	Topy Industries, Ltd.	9,319
900	Torii Pharmaceutical Co, Ltd.	16,875
1,700	TSI Holdings Co, Ltd.	8,730
6,000	Uchida Yoko Co, Ltd.	19,389
1,800	UNY Co, Ltd.	21,012
400	Yachiyo Bank, Ltd. (The)	9,088

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Philadelphia International Small Cap Fund
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2012 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)
	Japan — (Continued)

4,000	Yodogawa Steel Works, Ltd.	$15,982
500	Yokohama Reito Co, Ltd.	3,908
1,100	Yonekyu Corp.	10,567

		907,849

	United Kingdom — 21.6%
4,643	Aberdeen Asset Management PLC	21,362
282	Amlin PLC	1,509
463	Anglo Pacific Group PLC	2,405
4,162	Beazley PLC	9,571
19,174	Cable & Wireless Worldwide PLC	11,044
3,559	Carillion PLC	16,848
2,985	Catlin Group, Ltd.	20,443
137	Close Brothers Group PLC	1,640
2,581	Computacenter PLC	17,379
2,187	Cookson Group PLC	25,750
2,961	Dairy Crest Group PLC	14,464
15,034	Debenhams PLC	20,153
2,500	Drax Group PLC	22,031
6,186	DS Smith PLC	16,846
9,392	F&C Asset Management PLC	10,266
1,033	Ferrexpo PLC	4,899
4,089	FirstGroup PLC	12,927
1,136	Galliford Try PLC	12,039
469	Genus PLC	10,747
4,677	GKN PLC	15,461
1,887	Greene King PLC	15,634
220	Hargreaves Services PLC	4,381
3,364	Hill & Smith Holdings PLC	18,016
6,338	Home Retail Group PLC	10,965
1,375	Hunting PLC	21,221
963	Inchcape PLC	5,718
4,779	Intermediate Capital Group PLC	19,917
3,840	Interserve PLC	17,836
3,863	JKX Oil & Gas PLC	8,589
649	John Menzies PLC	6,867
2,299	John Wood Group PLC	29,139
227	Kier Group PLC	4,296
5,166	Laird PLC	18,134
16,558	Logica PLC	20,933
4,987	Lookers PLC	5,099
11,371	Marston’s PLC	18,002
584	Melrose PLC	4,143
8,405	Melrose Resources PLC	16,505

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Philadelphia International Small Cap Fund
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2012 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)
	United Kingdom — (Continued)

2,476	Mondi PLC	$22,965
1,694	Morgan Sindall Group PLC	18,323
4,992	National Express Group PLC	17,556
1,992	Phoenix Group Holdings	17,069
2,083	Playtech, Ltd.	12,575
97	Provident Financial PLC	1,820
1,948	St Ives PLC	2,498
369	Synergy Health PLC	4,976
556	Tate & Lyle PLC	6,231
8,726	Thomas Cook Group PLC	3,186
1,607	Tullett Prebon PLC	8,959
2,456	WH Smith PLC	21,005
6,347	William Hill PLC	28,986
4,324	WSP Group PLC	17,631
4,906	Xchanging PLC[1]	8,042

		705,001

	Australia — 9.5%
3,096	Adelaide Brighton, Ltd.	9,839
10,828	Aditya Birla Minerals, Ltd.	7,390
8,538	APN News & Media, Ltd.	7,473
4,249	Ardent Leisure Group REIT	5,534
36,365	Aspen Group REIT	18,187
1,182	Astro Japan Property Group REIT	3,264
4,527	Australand Property Group REIT	12,736
20,503	Beach Energy, Ltd.	29,908
5,569	BlueScope Steel, Ltd.[1]	2,292
374	Boart Longyear, Ltd.	1,633
3,017	Cardno, Ltd.	22,005
896	CSR, Ltd.	1,629
1,621	David Jones, Ltd.	4,206
13,984	Emeco Holdings, Ltd.	15,153
841	Envestra, Ltd.	688
506	Flight Centre, Ltd.	11,135
2,324	GrainCorp, Ltd.	22,350
19,105	Grange Resources, Ltd.	11,944
3,482	Hills Holdings, Ltd.	3,991
8,233	Mincor Resources NL	6,005
10,031	Mount Gibson Iron, Ltd.	11,549
38	Multiplex SITES Trust REIT[1]	3,088
1,408	Myer Holdings, Ltd.	3,448
1,828	Nufarm Ltd.	9,371
12,967	OM Holdings, Ltd.[1]	6,553
10,971	OneSteel, Ltd.	14,918

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Philadelphia International Small Cap Fund
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2012 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)
	Australia — (Continued)

2,045	Primary Health Care, Ltd.	$6,030
6,896	Programmed Maintenance Services, Ltd.	18,466
4,514	Seven West Media, Ltd.	13,922
2,285	Sigma Pharmaceuticals, Ltd.	1,583
10,609	Spark Infrastructure Group[2]	16,028
1,292	Western Areas NL	6,785

		309,103

	Germany — 4.8%
288	Aurubis AG	15,983
567	Bauer AG	13,990
16	Bilfinger Berger SE	1,463
150	Centrotherm Photovoltaics AG	1,556
126	Cewe Color Holding AG	5,552
1,373	Freenet AG	23,863
100	Gesco AG	8,366
549	Indus Holding AG	17,103
73	Kloeckner & Co. SE	991
389	Leoni AG	19,976
278	Muehlbauer Holding AG & Co. KGaA	9,684
283	Rheinmetall AG	15,893
650	Sixt AG	13,491
264	Stada Arzneimittel AG	8,757

		156,668

	France — 4.3%
5,774	Acanthe Developpement SA REIT	3,745
144	APERAM	2,429
713	Cegid Group	14,270
337	Cie des Alpes	6,830
133	Ciments Francais SA	8,521
979	Devoteam SA	15,421
131	Esso SA Francaise	10,852
352	Havas SA	1,994
23	Nexans SA	1,150
607	Nexity SA	17,307
617	NRJ Group	4,843
542	Plastic Omnium SA	14,177
504	Rallye SA	16,822
571	Sequana SA	2,660
408	Valeo SA	20,037

		141,058

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Philadelphia International Small Cap Fund
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2012 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)

	Sweden — 3.8%
1,624	B&B Tools AB	$14,437
798	Bilia AB	15,316
1,720	Billerud AB	16,634
1,244	Haldex AB	7,736
1,781	Klovern AB	6,227
1,672	Nolato AB	16,916
1,973	Peab AB	10,289
825	Saab AB	13,747
1,962	Trelleborg AB	22,550

		123,852

	Switzerland — 3.6%
137	Acino Holding AG1	17,962
106	BKW SA1	4,087
901	Clariant AG1	11,455
3	Georg Fischer AG1	1,329
56	Helvetia Holding AG	20,052
432	Implenia AG1	14,398
1,175	Kudelski SA1	8,712
173	Liechtensteinische Landesbank AG	6,995
428	Schweizerische National-Versicherungs-Gesellschaft AG	16,646
68	Valora Holding AG	14,235
81	Vontobel Holding AG	2,053

		117,924

	Hong Kong — 2.9%
65,980	CSI Properties, Ltd.	2,679
78,000	Emperor International Holdings	14,075
136,000	Oriental Press Group	15,250
105,000	Pacific Andes International Holdings, Ltd.	7,173
200,000	Prosperity International Holdings HK, Ltd.	9,924
3,000	SmarTone Telecommunications Holding, Ltd.	5,645
10,000	SOCAM Development, Ltd.	10,827
29,000	Sunlight Real Estate Investment Trust	9,307
140,000	Victory City International Holdings, Ltd.	16,059
44,000	Win Hanverky Holdings, Ltd.	4,310

		95,249

	Singapore — 2.8%
3,000	CapitaRetail China Trust	3,139
13,000	CH Offshore, Ltd.	4,937
11,000	China XLX Fertiliser, Ltd.	2,844
25,000	Frasers Commercial Trust REIT	18,586

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Philadelphia International Small Cap Fund
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2012 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)
	Singapore — (Continued)

3,000	K-Green Trust	$2,388
66,000	Lippo Malls Indonesia Retail Trust REIT	21,867
12,000	Metro Holdings, Ltd.	7,370
7,000	Stamford Land Corp, Ltd.	3,111
6,000	Suntec Real Estate Investment Trust REIT	6,352
7,000	United Engineers, Ltd.	14,198
1,000	Venture Corp, Ltd.	6,949

		91,741

	Norway — 2.6%
271	Aker ASA	8,855
486	Atea ASA	5,180
3,336	BWG Homes ASA	6,791
509	Fred Olsen Energy ASA	21,106
2,915	Kvaerner ASA	8,608
616	Leroey Seafood Group ASA	9,687
3,809	Pronova BioPharma AS1	4,779
2,865	SpareBank 1 SMN	17,722
427	Storebrand ASA[1]	1,919

		84,647

	Belgium — 2.0%
100	Arseus N.V.	1,694
104	Barco N.V.	6,923
187	Befimmo SCA Sicafi REIT	11,367
621	Cie Maritime Belge SA	14,476
127	Elia System Operator SA/NV	5,433
359	Gimv N.V.	17,592
633	Nyrstar[1]	5,187
288	Recticel SA	2,268

		64,940

	Netherlands — 1.9%
650	BE Semiconductor Industries N.V.	5,194
103	Eurocommercial Properties N.V. REIT	3,610
712	Heijmans N.V.	6,973
1,341	KAS Bank N.V.	14,645
1,192	Mediq N.V.	15,810
1,228	Nieuwe Steen Investments N.V. REIT	13,508
31	Vastned Retail N.V.	1,523
22	Wereldhave N.V. REIT	1,548

		62,811

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Philadelphia International Small Cap Fund
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2012 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)

	Italy — 1.9%
1,452	Astaldi SPA	$11,244
31	Danieli & C Officine Meccaniche SPA	460
216	De’Longhi SPA	3,042
216	Delclima[1]	127
9,838	Iren SPA	6,508
5,529	KME Group SPA	2,254
323	Lottomatica SPA[1]	5,977
865	Recordati SPA	6,017
727	Societa Iniziative Autostradali e Servizi SPA	4,552
3,735	Sogefi SPA	10,155
1,926	Vittoria Assicurazioni SPA	12,059

		62,395

	Finland — 1.4%
210	Amer Sports OYJ	2,988
2,936	Oriola-KD OYJ	7,073
3,282	Technopolis PLC	17,552
1,054	Tieto OYJ	18,570

		46,183

	Austria — 1.3%
288	EVN AG	3,744
598	Oesterreichische Post AG	21,214
614	Strabag SE	16,401

		41,359

	Greece — 1.3%
544	Eurobank Properties Real Estate Investment Co. REIT	2,794
1,181	Hellenic Petroleum SA	8,677
1,558	Metka SA	17,076
1,417	Motor Oil Hellas Corinth Refineries SA	11,629

		40,176

	Spain — 1.2%
574	Bolsas y Mercados Espanoles SA	13,509
355	Corp. Financiera Alba	13,726
256	Grupo Catalana Occidente SA	3,606
3,259	Grupo Empresarial Ence SA	7,657
724	Sacyr Vallehermoso SA	1,305

		39,803

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Philadelphia International Small Cap Fund
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2012 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)

	Denmark — 1.2%
101	ALK-Abello AS	$7,287
180	D/S Norden	5,102
608	East Asiatic Co, Ltd. AS	16,714
464	Schouw & Co.	10,526

		39,629

	Israel — 1.0%
2,000	Alony Hetz Properties & Investments, Ltd.	9,616
253	Alrov Properties and Lodgings, Ltd.	4,368
1,358	Clal Industries and Investments, Ltd.	5,007
1,755	Industrial Buildings Corp.[1]	2,576
43	Paz Oil Co, Ltd.	5,866
222	Plasson Industries, Ltd.	5,926

		33,359

	Ireland — 0.8%
17,276	Total Produce PLC	10,291
4,649	United Drug PLC	14,246

		24,537

	Portugal — 0.5%
700	Mota-Engil SGPS SA	1,154
2,135	Portucel Empresa Produtora de Pasta e Papel SA	5,415
4,960	Sonaecom — SGPS SA	7,977

		14,546

	New Zealand — 0.4%
4,270	Nuplex Industries, Ltd.	9,358
3,201	Tower, Ltd.	4,319

		13,677

	TOTAL COMMON STOCKS (Cost $3,340,348)	3,216,507

PREFERRED STOCKS — 0.2%

	Germany — 0.2%
15	Draegerwerk AG & Co. KGaA, 1.62%	1,688
37	Jungheinrich AG, 2.11%	1,273
145	Sixt AG, 5.24%	2,710

		5,671

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Philadelphia International Small Cap Fund
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2012 — (Unaudited)

Shares		Value

PREFERRED STOCKS — (Continued)

	Italy — 0.0%
70	Unipol Gruppo Finanziario SPA, 0.00%	$1,043

	TOTAL PREFERRED STOCKS (Cost $8,565)	6,714

MUTUAL FUND — 0.1%

	Australia — 0.1%
2,848	Challenger Infrastructure Fund	3,531

	TOTAL MUTUAL FUND (Cost $3,145)	3,531

Face
Amount

REPURCHASE AGREEMENTS* — 0.2%
$7,754	With State Street Bank and Trust Co., dated 4/30/12, 0.01%, principal and interest in the amount of $7,754, due 5/1/12, (collateralized by a FHLMC security with a par value of $7,956 coupon rate of 3.500% due 11/15/40, market value of $8,408)	7,754

	TOTAL REPURCHASE AGREEMENTS (Cost $7,754)	7,754

TOTAL INVESTMENTS (Cost $3,359,812)[3]	99.2%	$3,234,506
OTHER ASSETS IN EXCESS OF LIABILITIES	0.8	24,908

NET ASSETS	100.0%	$3,259,414

*	Percentages indicated are based on net assets.
[1]	Non income-producing security.
[2]	Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transasctions exempt from registration, normally to qualified buyers.
[3]	Aggregate cost for federal tax purposes was $3,362,630.
Abbreviations:
FHLMC — Federal Home Loan Mortgage Corporation
REIT — Real Estate Investment Trust

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Philadelphia International Small Cap Fund
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2012 — (Unaudited)

INDUSTRY DIVERSIFICATION

On April 30, 2012, industry diversification of the Portfolio was as follows :

	% of
	Net Assets	Value

INDUSTRIES:
Construction & Engineering	8.4%	$274,989
Commercial Banks	4.7	153,942
Metals & Mining	4.4	144,499
Real Estate Investment Trusts	4.4	141,582
Food Products	3.9	127,316
Specialty Retail	3.8	123,674
IT Services	3.6	117,990
Trading Companies & Distributors	3.5	114,515
Insurance	3.3	108,236
Hotels, Restaurants & Leisure	3.3	108,221
Oil, Gas & Consumable Fuels	3.2	103,258
Capital Markets	3.0	96,434
Electronic Equipment, Instruments & Components	2.8	92,486
Energy Equipment & Services	2.6	85,011
Machinery	2.6	84,916
Pharmaceuticals	2.6	84,898
Media	2.6	83,602
Chemicals	2.5	81,451
Auto Components	2.5	79,806
Paper & Forest Products	2.3	76,248
Real Estate Management & Development	2.3	75,079
Road & Rail	2.0	65,384
Industrial Conglomerates	2.0	65,382
Food & Staples Retailing	1.9	62,585
Commercial Services & Supplies	1.8	58,457
Health Care Providers & Services	1.6	51,412
Household Durables	1.4	46,205
Textiles, Apparel & Luxury Goods	1.2	38,430
Wireless Telecommunication Services	1.2	37,485
Diversified Financial Services	1.1	36,090
Multi-line Retail	1.1	35,177
Internet & Catalog Retail	1.0	32,901
Containers & Packaging	0.9	29,371
Electric Utilities	0.9	29,292
Software	0.8	26,845
Distributors	0.8	25,270
Independent Power Producers & Energy Traders	0.7	22,031
Air Freight & Logistics	0.7	21,214
Marine	0.6	19,578
Construction Materials	0.6	18,360

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Philadelphia International Small Cap Fund
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
April 30, 2012 — (Unaudited)

On April 30, 2012, industry diversification of the Portfolio was as follows :

	% of
	Net Assets	Value

Professional Services	0.6%	$17,631
Office Electronics	0.5	17,600
Communications Equipment	0.5	16,916
Transportation Infrastructure	0.4	14,221
Aerospace & Defense	0.4	13,747
Consumer Finance	0.4	12,679
Diversified Telecommunication Services	0.3	11,044
Biotechnology	0.3	10,747
Multi-Utilities	0.3	10,039
Semiconductors & Semiconductor Equipment	0.2	6,750
Beverages	0.2	5,251
Building Products	0.1	3,991
Leisure Equipment & Products	0.1	2,988
Health Care Equipment & Supplies	0.1	1,688
Electrical Equipment	0.0	1,150
Gas Utilities	0.0	688

TOTAL COMMON STOCKS, PREFERRED STOCKS AND MUTUAL FUNDS	99.0%	$3,226,752
REPURCHASE AGREEMENTS	0.2	7,754

TOTAL INVESTMENTS	99.2%	$3,234,506

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Philadelphia International Emerging Markets Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
April 30, 2012 — (Unaudited)

Shares		Value

COMMON STOCKS* — 94.2%

	China — 16.4%
4,000	361 Degrees International, Ltd.	$1,268
37,000	Agricultural Bank of China, Ltd.	17,549
5,500	Asia Cement China Holdings Corp.	2,715
46,000	Bank of China, Ltd.	19,269
8,000	Bank of Communications Co, Ltd.	6,197
8,000	Baoye Group Co., Ltd.	5,052
6,000	Beijing Capital Land, Ltd.	1,655
5,000	Billion Industrial Holdings, Ltd.	2,662
7,000	Central China Real Estate, Ltd.	1,822
14,000	Chaoda Modern Agriculture Holdings, Ltd.[1,2,3]	—
7,000	Chaowei Power Holdings, Ltd.	3,113
40,000	China Citic Bank Corp, Ltd.	25,468
7,000	China Communications Construction Co., Ltd.[1]	7,037
58,000	China Construction Bank Corp.	45,227
24,000	China Green Holdings Ltd	7,022
4,500	China Hongqiao Group, Ltd.[1]	2,807
10,000	China Lumena New Materials Corp.	1,830
8,500	China Minsheng Banking Corp, Ltd.	8,841
4,000	China Mobile, Ltd.	44,338
2,000	China National Building Material Co, Ltd.[1]	2,701
12,000	China Oriental Group Co., Ltd.	3,109
300	China Petroleum & Chemical Corp., ADR	31,641
5,000	China Sanjiang Fine Chemicals Co, Ltd.	1,598
9,000	China SCE Property Holdings, Ltd.[1]	2,088
22,000	China Shanshui Cement Group, Ltd.	17,779
12,000	China South City Holdings, Ltd.	1,655
5,000	China Vanadium Titano — Magnetite Mining Co., Ltd.[1]	1,141
13,000	CNOOC, Ltd.	27,714
10,000	Datang International Power Generation Co, Ltd.	3,557
7,000	Dongyue Group[1]	5,242
10,000	Evergrande Real Estate Group, Ltd.	5,787
15,000	Fantasia Holdings Group Co, Ltd.	1,721
3,000	GCL-Poly Energy Holdings, Ltd. — Class P	781
14,000	Great Wall Technology Co., Ltd.	3,194
200	Guangshen Railway Co, Ltd., Sponsored ADR[1]	3,756
2,400	Guangzhou R&F Properties Co, Ltd.	3,205
4,000	Harbin Electric Co, Ltd.[1]	4,171
8,000	Industrial & Commercial Bank of China	5,331
8,000	Leoch International Technology, Ltd.	2,000
6,000	MIE Holdings Corp.[1]	1,964
100	PetroChina Co., Ltd., ADR	14,882
11,000	Powerlong Real Estate Holdings, Ltd.	1,886
67,500	Shenzhen International Holdings, Ltd.	4,611
4,000	Shenzhou International Group Holdings, Ltd.	7,527

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Philadelphia International Emerging Markets Fund
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2012 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)
	China — (Continued)

5,500	Shimao Property Holdings, Ltd.	$7,259
7,000	Sunac China Holdings, Ltd.[1]	2,174
4,000	TCL Communication Technology Holdings, Ltd. — Class C	1,598
10,000	Tiangong International Co, Ltd.	2,475
12,000	Tianneng Power International, Ltd.[1]	5,924
3,000	Travelsky Technology, Ltd.	1,667
6,000	Xinhua Winshare Publishing and Media Co, Ltd.[1]	3,116
6,000	Yuzhou Properties Co.	1,315
4,000	Zhejiang Expressway Co, Ltd.	2,877

		391,318

	South Korea — 15.3%
11	AMOREPACIFIC Group	2,769
260	BS Financial Group, Inc.	2,680
220	Daeduck Electronics Co.	2,258
930	Daekyo Co, Ltd.	4,921
170	Daesang Corp.	2,738
340	Daou Technology, Inc.	3,400
230	DGB Financial Group, Inc.	2,697
110	Dongbu Insurance Co, Ltd.[1]	4,400
38	Doosan Corp.	4,640
44	E1 Corp.	1,919
80	Grand Korea Leisure Co, Ltd.	1,681
200	Green Cross Holdings Corp.	2,283
65	GS Home Shopping, Inc.	6,390
190	Hana Financial Group, Inc.	6,532
300	Handsome Co., Ltd.	10,114
280	Hansol Paper Co.	1,905
160	Hynix Semiconductor, Inc.[1]	3,971
120	Hyundai Marine & Fire Insurance Co, Ltd.	3,079
10	Hyundai Motor Co.	2,376
1,100	Industrial Bank of Korea	12,167
110	ISU Chemical Co, Ltd.	2,433
21	KCC Corp.	5,407
324	Kia Motors Corp.	23,910
50	KISWIRE, Ltd.	1,613
80	Ko-one Energy Service	2,028
370	Kolon Global Corp.	1,853
2,120	Korea Exchange Bank	16,114
300	KT Corp., Sponsored ADR	3,855
396	KT&G Corp.	27,191
400	LG Display Co., Ltd., ADR[1]	4,468
31	LG Hausys, Ltd.	1,778
510	LG Uplus Corp.	2,532

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Philadelphia International Emerging Markets Fund
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2012 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)
	South Korea — (Continued)

90	LIG Insurance Co, Ltd.	$1,872
190	Meritz Fire & Marine Insurance Co, Ltd.	1,967
67	OCI Co., Ltd.	12,687
23	Ottogi Corp.	3,378
244	Paradise Co., Ltd.	2,159
13	POSCO Chemtech Co, Ltd.	1,461
330	S&T Dynamics Co, Ltd.	4,000
80	S&T Motiv Co, Ltd.	1,908
48	S1 Corp.	2,400
17	Samchully Co, Ltd.	1,372
71	Samsung Electronics Co., Ltd	87,327
30	Samsung Heavy Industries Co, Ltd.	1,107
13	Samyang Holdings Corp.	691
50	Seah Besteel Corp.	1,995
17	SeAH Steel Corp.	1,330
106	Sindoh Co., Ltd.	5,159
34	SK Gas Co, Ltd.	1,877
111	SK Innovation Co., Ltd.	15,519
1,300	SK Telecom Co., Ltd., ADR	17,576
850	Taeyoung Engineering & Construction Co, Ltd.	3,753
230	Woongjin Thinkbig Co, Ltd.	2,269
500	Woori Finance Holdings Co., Ltd., ADR	15,670

		363,579

	Brazil — 14.2%
100	AES Elpa SA	1,758
400	Banco Bradesco SA, ADR	6,412
15,000	Banco Da Amazonia SA	3,069
1,900	Banco do Brasil SA	23,504
1,800	BM&FBovespa SA	10,123
400	Cia de Bebidas das Americas, ADR	16,792
200	Cia de Saneamento Basico do Estado de Sao Paulo, ADR	15,832
400	Cia de Saneamento de Minas Gerais-COPASA	9,332
600	Cia Energetica de Minas Gerais, Sponsored ADR	14,802
480	Cielo SA	14,404
400	Cosan, Ltd. — Class A	5,536
300	Equatorial Energia SA	2,214
900	Even Construtora e Incorporadora SA	3,366
400	Ez Tec Empreendimentos e Participacoes SA	4,417
500	Fertilizantes Heringer SA1	3,699
900	Helbor Empreendimentos SA	4,452
200	Iochpe-Maxion SA	3,470
400	Itau Unibanco Holding SA, ADR	6,276
1,800	JBS SA1	7,082

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Philadelphia International Emerging Markets Fund
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2012 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)
	Brazil — (Continued)

500	Obrascon Huarte Lain Brasil SA	$4,328
1,092	Oi SA, ADR	19,580
56	Oi SA, ADR — FSE	373
1,800	Petroleo Brasileiro SA, ADR	39,888
1,000	Petroleo Brasileiro SA, Sponsored ADR	23,540
100	Santos Brasil Participacoes SA	1,742
300	Sao Martinho SA	3,598
400	Telefonica Brasil, ADR	11,388
700	Tereos Internacional SA	1,271
900	Tim Participacoes SA	5,354
1,800	Vale SA, ADR	38,934
1,200	Vale SA, Sponsored ADR	26,640
300	Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao SA	4,684

		337,860

	Taiwan — 12.8%
3,000	Accton Technology Corp.	1,762
2,000	Alpha Networks, Inc.	1,715
3,660	Asustek Computer, Inc.	36,965
2,000	Aurora Corp/Taiwan	3,338
1,000	Catcher Technology Co, Ltd.	6,402
8,200	Cheng Loong Corp.	3,186
1,000	Chicony Electronics Co, Ltd.	1,952
2,000	Chimei Materials Technology Corp.	2,383
7,000	China Bills Finance Corp.	3,008
33,325	China Development Financial Holding Corp.	8,443
3,000	China Motor Corp.	2,480
2,000	China Synthetic Rubber Corp.	1,958
26,249	Chinatrust Financial Holding Co, Ltd.	16,760
2,000	Chipbond Technology Corp.	2,712
8,000	Continental Holdings Corp.	3,013
3,000	CSBC Corp. Taiwan	2,429
1,000	CTCI Corp.	1,931
9,000	E Ink Holdings, Inc.	9,860
2,000	Far EasTone Telecommunications Co, Ltd.	4,348
1,000	Farglory Land Development Co, Ltd.	1,849
3,000	Formosa Taffeta Co., Ltd.	2,835
4,000	Grand Pacific Petrochemical	1,760
2,000	Great Wall Enterprise Co., Ltd.	1,962
2,000	Greatek Electronics, Inc.	1,571
1,000	Huaku Development Co., Ltd.	2,400
7,138	KGI Securities Co., Ltd.	3,299
3,000	King Yuan Electronics Co, Ltd.	1,243

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Philadelphia International Emerging Markets Fund
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2012 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)
	Taiwan — (Continued)

2,000	King’s Town Bank[1]	$1,168
4,000	Lien Hwa Industrial Corp.	2,534
2,000	LITE-ON IT Corp.	2,027
12,045	Lite-On Technology Corp.	14,701
1,000	Makalot Industrial Co, Ltd.	2,914
7,700	Powertech Technology, Inc.	13,089
3,000	Quanta Computer, Inc.	7,888
1,000	Radiant Opto-Electronics Corp.	4,211
2,000	Rechi Precision Co, Ltd.	1,828
2,000	Silitech Technology Corp.	4,690
2,000	Sincere Navigation Corp.	1,989
3,400	Taiwan Semiconductor Manufacturing Co., Ltd., Sponsored ADR	52,972
6,000	Teco Electric and Machinery Co, Ltd.	4,396
5,000	Ton Yi Industrial Corp.	2,576
1,000	Tripod Technology Corp.	2,944
1,000	Tsann Kuen Enterprise Co, Ltd.	2,386
1,100	TSRC Corp.	2,663
8,400	United Microelectronics Corp., Sponsored ADR	22,512
13,649	Wistron Corp.	20,491
4,000	Yieh Phui Enterprise Co, Ltd.	1,376
6,731	Yieh United Steel Corp.	2,120
5,075	Yuen Foong Yu Paper Manufacturing Co., Ltd.	2,294

		305,333

	Russia — 8.4%
1,000	Bashkirenergo OJSC	902
83,000	FEEC[1]	2,824
3,170	Gazprom Neft JSC	15,319
4,400	Gazprom OAO, ADR	50,468
50,000	IDGC Holding JSC[1]	4,536
500	Lukoil OAO, ADR	30,675
131,000	Moscow Integrated Electricity Distribution Co.	5,860
114,000	Mosenergo OAO	6,866
1,366	Raspadskaya	4,461
1,570	Rosneft Oil Co.[1]	11,160
11,160	Sberbank of Russia	35,622
650	Severstal OAO	8,870
4,800	Sistema JSFC	4,084
8,700	Surgutneftegas OJSC	8,492
1,540	Tatneft	9,401
96	TMK OAO, GDR	1,287

		200,827

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Philadelphia International Emerging Markets Fund
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2012 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)

	South Africa — 6.1%
1,015	African Bank Investments, Ltd.	$5,073
44	Assore, Ltd.	1,500
2,692	Blue Label Telecoms, Ltd.	2,355
989	Brait SE1	3,098
410	Discovery Holdings, Ltd.	2,716
2,881	Eqstra Holdings, Ltd.	2,665
2,733	FirstRand, Ltd.	8,885
204	Hudaco Industries, Ltd.	2,818
338	Imperial Holdings, Ltd.	7,341
631	Investec, Ltd.	3,623
327	Kumba Iron Ore, Ltd.	23,116
756	Liberty Holdings, Ltd.	8,577
1,314	MTN Group, Ltd.	22,971
226	Omnia Holdings, Ltd.	2,849
132	Palabora Mining Co, Ltd.	2,632
2,419	RMB Holdings, Ltd.	10,456
700	Sasol, Ltd., Sponsored ADR	33,201
657	Super Group Ltd/South Africa[1]	1,242

		145,118

	Turkey — 4.3%
1,173	Alarko Holding AS	2,899
2,594	Albaraka Turk Katilim Bankasi AS1	2,747
1,216	Anadolu Cam Sanayii AS	1,987
187	Borusan Mannesmann Boru Sanayi ve Ticaret AS1	3,311
787	Eregli Demir ve Celik Fabrikalari TAS	1,071
1,365	Ford Otomotiv Sanayi AS	12,552
3,438	Is Yatirim Menkul Degerler AS	3,622
5,296	Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS — Class D1	2,895
1,324	Kordsa Global Endustriyel Iplik ve Kord Bezi Sanayi ve Ticaret AS	3,129
703	Koza Altin Isletmeleri AS	15,211
939	Koza Anadolu Metal Madencilik Isletmeleri AS1	1,839
261	Pinar SUT Mamulleri Sanayii AS	2,720
4,569	Sinpas Gayrimenkul Yatirim Ortakligi AS REIT	3,252
928	Soda Sanayii AS	1,781
1,511	Tofas Turk Otomobil Fabrikasi AS	6,694
1,171	Trakya Cam Sanayi AS	1,687
1,341	Turk Telekomunikasyon AS	5,879
300	Turkcell Iletisim Hizmetleri AS, ADR[1]	3,708
1,830	Turkiye Halk Bankasi AS	12,816

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Philadelphia International Emerging Markets Fund
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2012 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)
	Turkey — (Continued)

2,546	Turkiye Sinai Kalkinma Bankasi AS	$3,305
4,060	Turkiye Sise ve Cam Fabrikalari AS	6,935
1,688	Turkiye Vakiflar Bankasi Tao	3,028

		103,068

	Poland — 3.5%
44	Bank Pekao SA	2,075
351	Enea SA	1,854
3,886	Getin Holding SA1	2,822
2,783	Getin Noble Bank SA1	3,883
185	Jastrzebska Spolka Weglowa SA1	5,430
477	KGHM Polska Miedz SA	20,996
2,155	PGE SA	12,903
156	Powszechna Kasa Oszczednosci Bank Polski SA	1,672
71	Powszechny Zaklad Ubezpieczen SA	7,178
2,285	Synthos SA	4,420
11,108	Tauron Polska Energia SA	16,451
146	Zaklady Azotowe Pulawy SA	4,445

		84,129

	Malaysia — 3.1%
2,200	Affin Holdings BHD	2,232
4,100	Al-Hadharah Boustead	2,412
1,200	APM Automotive Holdings BHD	1,864
1,600	Bimb Holdings BHD	1,343
2,666	Coastal Contracts BHD	1,727
2,900	Dayang Enterprise Holdings BHD	1,936
800	FAR East Holdings BHD	1,988
4,680	HAP Seng Consolidated BHD	2,552
900	Hong Leong Financial Group BHD	3,551
1,600	Hong Leong Industries BHD	2,268
50	Jaya Tiasa Holdings BHD	156
3,300	JCY International BHD	1,701
3,600	Mah Sing Group BHD	2,332
18,000	Malaysia Building Society	13,503
1,600	NCB Holdings BHD	2,364
4,500	Padiberas Nasional BHD	4,744
2,400	Sarawak Oil Palms BHD	5,377
4,000	Starhill Real Estate Investment Trust	1,256
800	Tasek Corp. BHD	2,292
1,700	TDM BHD	2,646
5,000	TH Plantations BHD[1]	4,494
1,500	Tradewinds Malaysia BHD	4,848

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Philadelphia International Emerging Markets Fund
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2012 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)
	Malaysia — (Continued)

1,000	Tradewinds Plantation BHD	$1,920
800	UMW Holdings BHD	2,081
4,700	Unico-Desa Plantations BHD	1,864

		73,451

	Thailand — 2.6%
2,800	Advanced Info Service PCL	16,663
15,000	Asian Property Development PCL	3,341
3,400	Bangchak Petroleum PCL	2,820
2,000	Bangkok Expressway PCL	1,522
2,400	Kiatnakin Bank PCL — Class C	2,888
5,800	LPN Development PCL — Class C	3,263
11	PTT Global Chemical PCL — Class F	25
2,700	PTT PCL	30,819
200	Tisco Financial Group PCL[1]	273

		61,614

	India — 1.9%
1,100	Sterlite Industries India, Ltd., ADR	9,009
1,000	Tata Motors, Ltd., ADR	29,750
595	Tata Steel, Ltd., GDR	5,212

		43,971

	Egypt — 1.7%
205	Alexandria Mineral Oils Co.	2,883
945	Delta Sugar Co.	2,457
322	Egypt Aluminium	1,145
483	Egyptian International Pharmaceutical Industrial Co.	2,709
1,620	Glaxo Smith Kline	2,690
7,467	Orascom Telecom Holding SAE, GDR[1]	20,908
7,467	Orascom Telecom Media[1]	8,438

		41,230

	Hungary — 1.1%
82	MOL Hungarian Oil and Gas PLC[1]	6,775
1,102	OTP Bank PLC	19,382

		26,157

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Philadelphia International Emerging Markets Fund
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2012 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)

	Czech Republic — 1.1%
429	CEZ AS	$17,298
34	Komercni Banka AS	6,252
96	Telefonica Czech Republic AS	1,936

		25,486

	Hong Kong — 0.8%
16,000	China Aoyuan Property Group, Ltd.	2,248
2,400	China Metal Recycling Holdings, Ltd.	2,753
3,000	Greentown China Holdings, Ltd.	2,092
29,000	HKC Holdings, Ltd.	1,439
4,000	KWG Property Holding, Ltd.	2,645
11,000	Real Nutriceutical Group, Ltd.	2,864
6,000	TPV Technology, Ltd.	1,376
14,000	Yuexiu Property Co, Ltd.	3,122

		18,539

	Mexico — 0.7%
300	America Movil SAB de CV Series L, Sponsored ADR	7,995
2,600	Grupo Mexico SAB de CV Series B	8,014
35	Industrias Penoles SAB de CV	1,640

		17,649

	Cayman Islands — 0.2%
6,500	Soho China, Ltd.	5,052

	TOTAL COMMON STOCKS (Cost $2,352,512)	2,244,381

PREFERRED STOCKS — 4.9%

	Brazil — 3.7%
200	AES Tiete SA, 11.74%	2,801
600	Banco ABC Brasil SA, 3.89%	3,746
600	Banco Daycoval SA, 8.56%	2,956
2,200	Banco do Estado do Rio Grande do Sul, 4.33%	19,067
100	Banco Estado de Sergipe SA, 11.67%	2,773
900	Banco Indusval SA, 5.13%	4,084
570	Banco Pine SA, 7.35%	3,902
1,100	Bradespar SA, 5.70%	20,140
400	Cia de Saneamento do Parana, 3.94%	1,544
100	Cia Energetica do Ceara, 10.11%	1,779
200	Eletropaulo Metropolitana Eletricidade de Sao Paulo SA, 19.87%	3,060
600	Eucatex SA Industria e Comercio, 3.61%	2,609
2,310	Itausa — Investimentos Itau SA, 4.33%	10,980

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Philadelphia International Emerging Markets Fund
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2012 — (Unaudited)

Shares		Value

PREFERRED STOCKS — (Continued)
	Brazil — (Continued)

2,000	Jereissati Participacoes SA, 12.43%	$2,277
400	Metalurgica Gerdau SA, 2.55%	4,879
400	Randon Participacoes SA, 4.06%	2,119

		88,716

	Russia — 1.2%
3	AK Transneft OAO, 0.66%	5,693
33,000	Surgutneftegas OJSC, 0.00%	21,843

		27,536

	TOTAL PREFERRED STOCKS (Cost $125,682)	116,252

WARRANTS — 0.0%

	Malaysia — 0.0%
333	Coastal Contracts BHD, (Expires 07/18/16)[1]	46
780	HAP Seng Consolidated BHD, (Expires 08/09/16)[1]	110

		156

	TOTAL WARRANTS (Cost $—)	156

RIGHTS — 0.0%

	Brazil — 0.0%
28	Itausa — Investimentos Itau SA (Expires 05/31/12)[1]	8

	TOTAL RIGHTS (Cost $—)	8

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Philadelphia International Emerging Markets Fund
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2012 — (Unaudited)

Face
Amount		Value

REPURCHASE AGREEMENTS* — 0.7%
$17,535	With State Street Bank and Trust Co., dated 4/30/12, 0.01%, principal and interest in the amount of $17,535 due 5/1/12 (collateralized by a FHLMC security with a par value of $19,891 coupon rate of 3.500%, due 11/15/40, market value of $21,021)	$17,535

	TOTAL REPURCHASE AGREEMENTS (Cost $17,535)	17,535

TOTAL INVESTMENTS (Cost $2,495,729)[4]	99.8%	$2,378,332
OTHER ASSETS IN EXCESS OF LIABILITIES	0.2	3,795

NET ASSETS	100.0%	$2,382,127

* Percentages indicated are based on net assets.
[1] Non income-producing security.
[2] Security is fair valued by management.
[3] Illiquid security.
[4] Aggregate cost for federal tax purposes was $2,500,535.
Abbreviations:
ADR — American Depositary Receipt
FHLMC — Federal Home Loan Mortgage Corporation
FSE — Frankfurt Stock Exchange
GDR — Global Depositary Receipt
REIT — Real Estate Investment Trust

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Philadelphia International Emerging Markets Fund
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2012 — (Unaudited)

INDUSTRY DIVERSIFICATION

On April 30, 2012, industry diversification of the Portfolio was as follows :

	% of
	Net Assets	Value

INDUSTRIES:
Commercial Banks	16.7%	$396,890
Oil, Gas & Consumable Fuels	16.1	383,691
Metals & Mining	9.5	226,489
Wireless Telecommunication Services	6.6	156,383
Semiconductors & Semiconductor Equipment	4.4	105,330
Electrical Equipment	4.3	102,584
Computers & Peripherals	4.1	96,697
Electric Utilities	3.9	93,107
Food Products	2.9	68,870
Real Estate Management & Development	2.6	61,188
Chemicals	2.2	53,402
Automobiles	2.0	48,012
Machinery	2.0	47,688
Diversified Telecommunication Services	1.9	45,543
Diversified Financial Services	1.5	34,537
Insurance	1.3	29,789
Textiles, Apparel & Luxury Goods	1.1	27,320
Tobacco	1.1	27,191
Water and Sewer	1.1	26,708
Construction Materials	1.1	25,487
Construction & Engineering	1.0	24,078
Electronic Equipment, Instruments & Components	0.9	21,913
Capital Markets	0.9	20,533
Household Durables	0.8	19,170
Auto Components	0.7	17,708
Beverages	0.7	16,792
IT Services	0.7	16,071
Thrifts & Mortgage Finance	0.6	13,503
Transportation Infrastructure	0.5	12,833
Building Products	0.5	11,481
Distributors	0.4	10,457
Commercial Services & Supplies	0.4	9,439
Pharmaceuticals	0.3	7,682
Industrial Conglomerates	0.3	7,539
Media	0.3	7,190
Specialty Retail	0.3	6,966
Real Estate Investment Trusts	0.3	6,920
Internet & Catalog Retail	0.3	6,390
Independent Power Producers & Energy Traders	0.3	6,358
Personal Products	0.2	5,633

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Philadelphia International Emerging Markets Fund
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
April 30, 2012 — (Unaudited)

On April 30, 2012, industry diversification of the Portfolio was as follows :

	% of
	Net Assets	Value

Trading Companies & Distributors	0.2%	$5,327
Gas Utilities	0.2	5,319
Containers & Packaging	0.2	5,173
Office Electronics	0.2	5,159
Communications Equipment	0.2	5,075
Air Freight & Logistics	0.2	4,611
Paper & Forest Products	0.2	4,355
Aerospace & Defense	0.2	4,000
Hotels, Restaurants & Leisure	0.2	3,840
Road & Rail	0.2	3,756
Internet Software & Services	0.1	3,400
Energy Equipment & Services	0.1	3,223
Marine	0.1	1,989

TOTAL COMMON STOCKS, PREFERRED STOCKS AND WARRANTS	99.1%	$2,360,789
REPURCHASE AGREEMENTS	0.7	17,535
RIGHTS	0.0	8

TOTAL INVESTMENTS	99.8%	$2,378,332

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Notes to Financial Statements (Unaudited)

1.	Organization and Significant Accounting Policies

The Glenmede Fund, Inc. (the “Fund”) consists of sixteen portfolios: the Government Cash Portfolio, the Tax-Exempt Cash Portfolio, the Core Fixed Income Portfolio, the Strategic Equity Portfolio, the Small Cap Equity Portfolio, the Large Cap Value Portfolio, the U.S. Emerging Growth Portfolio, the Large Cap 100 Portfolio, the Large Cap Growth Portfolio, the Long/Short Portfolio, the Total Market Portfolio, the Secured Options Portfolio, the International Portfolio, the Philadelphia International Fund, the Philadelphia International Small Cap Fund, and the Philadelphia International Emerging Markets Fund (each, a “Portfolio” and collectively, the “Portfolios”). The Fund was incorporated in the State of Maryland on June 30, 1988, and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. Since January 2, 1998, the Small Cap Equity Portfolio has consisted of two classes of shares: the Advisor Class and the Institutional Class.

Currently, the Philadelphia International Small Cap Fund and the Philadelphia International Emerging Markets Fund each have registered two classes of shares: Class I and Class IV. The Philadelphia International Small Cap Fund Class IV commenced operations on May 31, 2011, and the Philadelphia International Emerging Markets Fund Class IV commenced operations on June 30, 2011. As of the date hereof, Class I shares have not been issued.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S.”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Portfolios in the preparation of their financial statements.

Valuation of Securities: As permitted under Rule 2a-7 of the 1940 Act, securities held by the Government Cash Portfolio and Tax-Exempt Cash Portfolio are valued by the “amortized cost” method of valuation, which approximates current value. Amortized cost valuation involves valuing an instrument at its cost initially and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the effect of fluctuating interest rates on the market value of the instrument. These valuations are typically categorized as Level 2 in the fair value hierarchy described below.

Equity securities and options listed on a U.S. securities exchange, including exchange traded funds, for which market quotations are readily available are valued at the last quoted sale price as of the close of the exchange’s regular trading hours on the day the valuation is made. These securities are typically categorized as Level 1 in the fair value hierarchy. Price information on listed securities is taken from the exchange where the securities are primarily traded. Securities traded on the NASDAQ System are valued at the NASDAQ Official Closing Price (“NOCP”) and are typically categorized as Level 1 in the fair value hierarchy. Unlisted equity securities and listed securities not traded on the valuation date for which market quotations are readily available are valued at an

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Notes to Financial Statements (Unaudited) — (Continued)

amount that does not exceed the asked price and is not less than the bid price and are typically categorized as Level 2. If no sales are reported, exchange traded options are valued at the last bid price for purchased options and the last ask price for written options and are typically categorized as Level 2. Options traded over-the-counter are valued using prices supplied by dealers and are typically categorized as Level 2. Securities listed on a foreign exchange and unlisted foreign securities that are traded on the valuation date are valued at the last quoted sales price available before the time when assets are valued and are typically categorized as Level 1. Investments in open-end registered investment companies are valued at their respective net asset values as reported by such companies. These valuations are typically categorized as Level 1 in the fair value hierarchy.

Bonds and other fixed-income securities are valued at the most recent quoted bid price or, when exchange valuations are used, at the latest quoted sale price on the day of valuation. Such treasury securities are typically categorized as Level 1 in the fair value hierarchy and such other fixed income securities are typically characterized as Level 2. If there is no such reported sale, the latest quoted bid price is used and are typically categorized as Level 2. In addition, bond and other fixed-income securities may be valued on the basis of prices provided by a pricing service or by using a matrix or formula. In such instances, when the Portfolio’s investment advisor believes such prices reflect the fair market value of such securities and are based on observable inputs, these securities are typically categorized as Level 2. Debt securities purchased by non-money market Portfolios with maturities of 60 days or less at the time of purchase are valued at amortized cost and are typically categorized as Level 2.

When market quotations are not readily available or events occur that make established valuation methods unreliable, securities and other assets are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the Board of Directors of the Fund (the “Board”) and are typically categorized as Level 3 in the fair value hierarchy. The fair value of securities is generally determined as the amount that a Portfolio could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security at a given point in time and does not reflect an actual market price, which may be different by a material amount. For the International Portfolio, the Philadelphia International Fund, Philadelphia International Small Cap Fund and Philadelphia International Emerging Markets Fund, the Board has authorized the use of an independent fair valuation service to provide the fair value for foreign equity securities on days when a change has occurred in the closing level of the S&P 500 Index by an amount approved by the Board from the previous trading day’s closing level and other criteria have been met. Philadelphia International Advisors LP reviews the fair values provided, reviews periodically the methodology and procedures used in providing values to the Portfolio and evaluates the accuracy of the prices provided by the fair valuation service. Securities using these valuation adjustments are generally categorized as Level 2.

Financial Accounting Standards Board (“FASB”) Statement of Financial Accounting Standards ASC 820, “Fair Value Measurements” (“ASC 820”) defines fair value, establishes a three-level hierarchy for measuring fair value and

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expands disclosure about fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of each Portfolio’s investments. Inputs refer broadly to the assumptions that market participants would use in pricing a security. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability based on the best information available in the circumstances. These inputs are summarized in the three levels listed below:

Level 1 — quoted prices in active markets for identical investments;

Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, adjusted quoted prices on foreign equity securities and others) or valuations based on quoted prices in markets that are not active; and

Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

Changes in valuation techniques may result in changing an investment’s assigned level within the hierarchy.

The Strategic Equity Portfolio, Small Cap Equity Portfolio, Large Cap Value Portfolio, U.S. Emerging Growth Portfolio, Large Cap 100 Portfolio, Large Cap Growth Portfolio, Long/Short Portfolio, Total Market Portfolio, Secured Options Portfolio, and Philadelphia International Small Cap Fund had all long-term investments with corresponding industries at Level 1 and all short-term investments at Level 2, at April 30, 2012. The Government Cash Portfolio and Tax-Exempt Portfolio had all long-term and short-term investments with corresponding industries at Level 2 at April 30, 2012.

As of the six months ended April 30, 2012, securities with a total value of $223,313,611, $68,279,432, $2,088,743 and $852,771 in the International Portfolio, Philadelphia International Fund, Philadelphia International Small Cap Fund and the Philadelphia International Emerging Markets Fund respectively transferred from Level 2 to 1 due to substantially all foreign equity securities were no longer fair valued using valuations provided by an independant valuation service.

Transfers into and out of a level are recognized as of the actual date of the event or change in circumstances that caused the transfer.

The following is a summary of the inputs used as of April 30, 2012 in valuing the assets and liabilities of the Core Fixed Income Portfolio, International Portfolio,

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Notes to Financial Statements (Unaudited) — (Continued)

Philadelphia International Fund and Philadelphia International Emerging Markets Fund:

Core Fixed Income Portfolio

ASSETS VALUATION INPUT

	Quoted
	Prices in
	Active	Significant
	Markets for	Other	Significant
	Identical	Observable	Unobservable
	Assets	Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total
Agency Notes
Federal Home Loan Mortgage Corporation	$19,116,957	$—	$—	$19,116,957
Federal National Mortgage Association	5,957,195	—	—	5,957,195

Total Agency Notes	25,074,152	—	—	25,074,152

Mortgage-Backed Securities
Federal Home Loan Mortgage Corporation	—	48,650,693	—	48,650,693
Federal National Mortgage Association	—	115,509,979	—	115,509,979
Government National Mortgage Association	—	15,941,412	—	15,941,412

Total Mortgage-Backed Securities	—	180,102,084	—	180,102,084

Corporate Notes	—	160,735,853	—	160,735,853
US Treasury Notes/Bonds	34,330,706	—	—	34,330,706
Municipal Bonds	—	8,386,522	—	8,386,522
Repurchase Agreements	—	8,769,981	—	8,769,981
Investment of Security Lending Collateral	32,439,710	—	—	32,439,710

Total Investments	91,844,568	357,994,440	—	449,839,008

Total	$91,844,568	$357,994,440	$—	$449,839,008

International Portfolio

ASSETS VALUATION INPUT

	Quoted
	Prices in
	Active	Significant
	Markets for	Other	Significant
	Identical	Observable	Unobservable
	Assets	Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total
Common Stocks
United Kingdom	$51,543,031	$—	$27,513	$51,570,544
Japan	30,971,261	—	—	30,971,261
Germany	25,168,631	—	—	25,168,631

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Notes to Financial Statements (Unaudited) — (Continued)

	Quoted
	Prices in
	Active	Significant
	Markets for	Other	Significant
	Identical	Observable	Unobservable
	Assets	Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total
France	$16,179,089	$—	$—	$16,179,089
Switzerland	11,657,628	—	—	11,657,628
Netherlands	11,159,621	—	—	11,159,621
Australia	8,612,568	—	—	8,612,568
Norway	7,743,517	—	—	7,743,517
South Korea	5,474,450	—	—	5,474,450
Brazil	5,215,096	—	—	5,215,096
Spain	4,264,017	—	—	4,264,017
Singapore	4,256,509	—	—	4,256,509
Mexico	3,822,317	—	—	3,822,317
Bermuda	3,464,299	—	—	3,464,299
Canada	3,403,174	—	—	3,403,174
Sweden	3,305,140	—	—	3,305,140
Israel	3,233,818	—	—	3,233,818
China	1,898,260	—	—	1,898,260
South Africa	1,887,078	—	—	1,887,078
Thailand	1,062,146	—	—	1,062,146

Total Common Stocks	204,321,650	—	27,513	204,349,163

Rights
Spain	32,810	—	—	32,810

Total Rights	32,810	—	—	32,810

Repurchase Agreements	—	144,199	—	144,199
Investment of Security Lending Collateral	23,724,214	—	—	23,724,214

Total Investments	228,078,674	144,199	27,513	228,250,386

Total	$228,078,674	$144,199	$27,513	$228,250,386

Philadelphia International Fund

ASSETS VALUATION INPUT

	Quoted
	Prices in
	Active	Significant
	Markets for	Other	Significant
	Identical	Observable	Unobservable
	Assets	Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total
Common Stocks
United Kingdom	$11,720,206	$—	$6,492	$11,726,698
Japan	7,254,662	—	—	7,254,662
Germany	6,385,380	—	—	6,385,380

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Notes to Financial Statements (Unaudited) — (Continued)

	Quoted
	Prices in
	Active	Significant
	Markets for	Other	Significant
	Identical	Observable	Unobservable
	Assets	Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total
France	$3,947,892	$—	$—	$3,947,892
Switzerland	2,597,988	—	—	2,597,988
Netherlands	2,588,002	—	—	2,588,002
Australia	2,166,151	—	—	2,166,151
Norway	1,974,806	—	—	1,974,806
South Korea	1,845,677	—	—	1,845,677
Brazil	1,131,676	—	—	1,131,676
Spain	1,067,802	—	—	1,067,802
Singapore	916,743	—	—	916,743
Sweden	817,657	—	—	817,657
Mexico	808,092	—	—	808,092
Bermuda	787,937	—	—	787,937
Israel	771,314	—	—	771,314
Canada	734,632	—	—	734,632
China	408,514	—	—	408,514
South Africa	369,699	—	—	369,699
Thailand	250,940	—	—	250,940

Total Common Stocks	48,545,770	—	6,492	48,552,262

Rights
Spain	6,373	—	—	6,373

Total Rights	6,373	—	—	6,373

Repurchase Agreements	—	436,399	—	436,399
Investment of Security Lending Collateral	5,226,475	—	—	5,226,475

Total Investments	53,778,618	436,399	6,492	54,221,509

Total	$53,778,618	$436,399	$6,492	$54,221,509

Philadelphia International Emerging Markets Fund

ASSETS VALUATION INPUT

	Quoted
	Prices in
	Active	Significant
	Markets for	Other	Significant
	Identical	Observable	Unobservable
	Assets	Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total
Common Stocks
China	$391,318	$—	$0	$391,318
South Korea	363,579	—	—	363,579
Brazil	337,860	—	—	337,860

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Notes to Financial Statements (Unaudited) — (Continued)

	Quoted
	Prices in
	Active	Significant
	Markets for	Other	Significant
	Identical	Observable	Unobservable
	Assets	Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total
Taiwan	$305,333	$—	$—	$305,333
Russia	82,430	118,397	—	200,827
South Africa	145,118	—	—	145,118
Turkey	103,068	—	—	103,068
Poland	84,129	—	—	84,129
Malaysia	73,451	—	—	73,451
Thailand	61,614	—	—	61,614
India	43,971	—	—	43,971
Egypt	11,884	29,346	—	41,230
Hungary	26,157	—	—	26,157
Czech Republic	25,486	—	—	25,486
Hong Kong	18,539	—	—	18,539
Mexico	17,649	—	—	17,649
Cayman Islands	5,052	—	—	5,052

Total Common Stocks	2,096,638	147,743	0	2,244,381

Preferred Stocks
Brazil	88,716	—	—	88,716
Russia	5,693	21,843	—	27,536

Total Preferred Stocks	94,409	21,843	—	116,252

Warrants
Malaysia	156	—	—	156

Total Warrants	156	—	—	156

Rights
Brazil	8	—	—	8

Total Rights	8	—	—	8

Repurchase Agreements	—	17,535	—	17,535

Total Investments	2,191,211	187,121	0	2,378,332

Total	$2,191,211	$187,121	$0	$2,378,332

The following tables include rollforwards of the amounts for the six months ended April 30, 2012 for long-term investments classified within Level 3.

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Notes to Financial Statements (Unaudited) — (Continued)

International Portfolio

								Net
								Change in
								Unrealized
								Gain
								(Loss) from
				Change in				Investments
	Balance as of	Accrued	Realized	Unrealized			Balance as of	Held at
Investments in	October 31,	Discounts	Gain	Gain			April 30,	April 30,
Securities	2011	(Premiums)	(Loss)	(Loss)	Purchases	Sales	2012	2012
COMMON STOCK
United Kingdom	$35,493	$0	$0	$(33)	$27,359	$(35,306)	$27,513	$154

Total	$35,493	$0	$0	$(33)	$27,359	$(35,306)	$27,513	$154

Philadelphia International Fund

								Net
								Change in
								Unrealized
								Gain
								(Loss) from
				Change in				Investments
	Balance as of	Accrued	Realized	Unrealized			Balance as of	Held at
Investments in	October 31,	Discounts	Gain	Gain			April 30,	April 30,
Securities	2011	(Premiums)	(Loss)	(Loss)	Purchases	Sales	2012	2012
COMMON STOCK
United Kingdom	$10,824	$0	$0	$(21)	$6,455	$(10,766)	$6,492	$36

Total	$10,824	$0	$0	$(21)	$6,455	$(10,766)	$6,492	$36

Philadelphia International Emerging Markets Fund

									Net
									Change in
									Unrealized
									Gain
									(Loss) from
				Change in					Investments
	Balance as of	Accrued	Realized	Unrealized				Balance as of	Held at
Investments in	October 31,	Discounts	Gain	Gain			Transfers out of	April 30,	April 30,
Securities	2011	(Premiums)	(Loss)	(Loss)	Purchases	Sales	Level 3	2012	2012
COMMON STOCK
China	$0	$0	$0	$0	$0	$0	$0	$0	$0
South Korea	$1,771	$0	$0	$0	$0	$0	$(1,771)	$0	$0

Total	$1,771	$0	$0	$0	$0	$0	$(1,771)	$0	$0

Repurchase Agreements: Each Portfolio may engage in repurchase agreement transactions. Under the terms of a typical repurchase agreement, the Portfolio takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and the Portfolio to resell the obligation at an agreed-upon price and time, thereby determining the yield during the Portfolio’s holding period. This arrangement results in a fixed rate of return that is not subject to market fluctuations during the Portfolio’s holding period. The seller’s obligation is secured by collateral (underlying securities) segregated on behalf of the Portfolio. The value of the collateral at the time of execution must be at least equal to 102% of the total amount of the repurchase obligations, including

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Notes to Financial Statements (Unaudited) — (Continued)

interest. In the event of counterparty default, the Portfolio has the right to sell the collateral to offset losses incurred. There is a potential for loss to the Portfolio in the event the Portfolio is delayed or prevented from exercising its rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Portfolio seeks to assert its rights. The Portfolio’s investment advisor, acting under the supervision of the Board, reviews the value of the collateral and the creditworthiness of those banks and dealers with which the Portfolio enters into repurchase agreements to evaluate potential risks.

Foreign Currency Translation: The books and records of each Portfolio are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the exchange rates prevailing at the end of the period, and purchases and sales of investment securities, income and expenses are translated at exchange rates prevailing on the dates of such transactions. Unrealized gains and losses that result from changes in foreign currency exchange rates have been included in the unrealized gains and losses on foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions and the difference between the amounts of interest and dividends recorded on the books of the Portfolio and the amount actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the purchase settlement date and subsequent sale trade date is included in realized gains and losses on investment transactions. The Portfolios do not isolate that portion of the results of operations resulting from changes in the foreign exchange rates on investments from the fluctuations in the market prices of securities held at the end of the period. Similarly, the Portfolios do not isolate the effect of changes in foreign exchange rates from the fluctuations in the market prices of portfolio securities sold during the period.

Foreign Currency Contracts: The International Portfolio, Philadelphia International Fund, Philadelphia International Small Cap Fund and Philadelphia International Emerging Markets Fund may enter into foreign currency contracts to manage or minimize currency or exchange rate risk. Each such Portfolio may also enter into foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S.dollar price of that security. A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Portfolio owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. Although forward foreign currency contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Portfolios could be exposed to the risk that the counterparty will fail to meet the terms of the contract.

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Notes to Financial Statements (Unaudited) — (Continued)

Foreign Securities: The Strategic Equity Portfolio, Small Cap Equity Portfolio, Large Cap Value Portfolio, U.S. Emerging Growth Portfolio, Large Cap 100 Portfolio, Large Cap Growth Portfolio, Long/Short Portfolio, Total Market Portfolio, Secured Options Portfolio, International Portfolio, Philadelphia International Fund, Philadelphia International Small Cap Fund and Philadelphia International Emerging Markets Fund may invest in foreign securities. Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in securities of U.S. companies and the U.S. government. These risks include valuation of currencies and future adverse political and economic developments. Moreover, securities of some foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. companies and the U.S. government. This is particularly true with respect to emerging markets in developing countries.

Options Transactions: The Strategic Equity Portfolio, Large Cap Value Portfolio, Long/Short Portfolio, Secured Options Portfolio, Philadelphia International Emerging Markets Fund and Philadelphia Inernational Small Cap Fund are subject to equity price risk and may purchase or write covered call options or secured put options to hedge against changes in the value of securities the Portfolio owns or expects to own. The Secured Options Portfolio uses option strategies also in an effort to earn options premiums and to provide more stable returns. These options may relate to particular securities or securities indices and may or may not be listed on a domestic securities exchange or issued by the Options Clearing Corporation. A call option gives the option holder the right to purchase the underlying security at a specified price until a specified date. A put option gives the option holder the right to sell the underlying security at a specified price until a specified date. The risk in writing a call option is that the Portfolio may forgo the opportunity of profit if the market price of the underlying security increases and the option is exercised. The risk in writing a put option is that the Portfolio may incur a loss if the market price of the underlying security decreases and the option is exercised. In addition, there is a risk the Portfolio may not be able to enter into a closing transaction because of an illiquid secondary market or, for over-the-counter options, because of the counterparty’s inability to perform. Portfolio assets covering written options cannot be sold while the option is outstanding, unless replaced by similar assets. A Portfolio also risks losing all or part of the cash paid for purchasing call and put options. The Portfolios may also write over-the-counter options where completing the obligation depends upon the credit standing of the other party. The Strategic Equity Portfolio, Large Cap Value Portfolio, Long/Short Portfolio, Philadelphia International Emerging Markets Fund and Philadelphia International Small Cap Fund did not enter into any options transactions during the six months ended April 30, 2012. During the six months ended April 30, 2012, the Secured Options Portfolio wrote and purchased put and call options in an attempt to achieve its investment objective and strategies.

Written options are recorded in the Portfolio’s Statement of Assets and Liabilities as a liability to the extent of premiums received. Gains or losses are realized when the option transaction expires or closes. Cash collateral held by the Fund’s custodian and pledged to secure open written put option contracts are included in “Cash collateral on deposit at broker” in the Statement of Assets and Liabilities. If a written call option is exercised, the premium originally

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Notes to Financial Statements (Unaudited) — (Continued)

received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction of cost. Realized gains and losses on purchased options, if any, are included with net realized gains and losses on investment transactions in the Portfolio’s Statement of Operations.

Information regarding transactions in written option contracts for the Secured Options Portfolio for the six months ended April 30, 2012 is included in Note 2.

Lending of Portfolio Securities: Each Portfolio, using State Street Bank and Trust Company (“State Street”) as its lending agent, may loan securities to qualified brokers and dealers in exchange for negotiated lenders’ fees. These fees are disclosed as “Income from security lending” in the Statement of Operations, net of expenses retained by State Street as compensation for its services as lending agent. Each applicable Portfolio receives cash collateral, which may be invested by the lending agent in short-term instruments, in an amount at least equal to 102% (for loans of U.S. securities) or 105% (for loans of non-U.S. securities) of the market value of the loaned securities at the inception of each loan. On behalf of the Long/Short Portfolio and Total Market Portfolio, some or all of the cash collateral may be used to finance short sales. As of April 30, 2012, 91.35% of the cash collateral received by the Total Market Portfolio was used to finance short sales. As of April 30, 2012, the cash collateral received by the Government Cash Portfolio, Core Fixed Income Portfolio, Strategic Equity Portfolio, Small Cap Equity Portfolio, Large Cap Value Portfolio, International Portfolio, Philadelphia International Fund, U.S. Emerging Growth Portfolio, Large Cap 100 Portfolio and Long/Short Portfolio and the remaining cash collateral received by the Total Market Portfolio was invested in the State Street Navigator Securities Lending Prime Portfolio, which is a 1940 Act money market fund. To the extent that advisory or other fees paid by the State Street Navigator Securities Lending Prime Portfolio are for the same or similar services as fees paid by the applicable Portfolio, there will be a layering of fees, which would increase expenses and decrease returns. Information regarding the value of the securities loaned and the value of the collateral at period end is included at the end of each applicable Portfolio’s Statement of Assets and Liabilities, Schedule of Portfolio Investments and Note 6. A Portfolio could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities when due. A Portfolio may also record realized gain or loss on securities deemed sold due to a borrower’s inability to return securities on loan. Such loans would involve risks of delay in receiving additional collateral in the event that the collateral decreased below the value of the securities loaned or risks of the loss of rights in the collateral should the borrower of the securities fail financially.

Securities Sold Short: The Long/Short Portfolio and Total Market Portfolio may engage in short sales, which are sales by the Portfolio of securities which have been borrowed from a third party on the expectation that the market price will decline. If the price of the securities declines, the Portfolio will make a profit by purchasing the securities in the open market at a lower price than the one at which it sold the securities. If the price of the securities increases, the Portfolio may have to cover its short positions at a higher price than the short sale price, resulting in a loss. Gains are limited to the price at which the Portfolio sold the security short, while losses are potentially unlimited in size. Each Portfolio pledges

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Notes to Financial Statements (Unaudited) — (Continued)

securities and/or other assets, which may include cash collateral from securities lending activities, to the lender as collateral. Proceeds received from short sales may be maintained by the lender as collateral or may be released to the Portfolio and used to purchase additional securities or for any other purpose. The “Short position flex fees” on the Statement of Operations are fees charged by the lender for releasing the cash proceeds to the Total Market Portfolio. The Portfolio is required to segregate an amount of cash, cash equivalents or other appropriate liquid marketable securities with the custodian in at least an amount equal to the current market value of the securities sold short (less any additional collateral held by the lender) and the amount of any securities lending cash collateral used to finance short sales until the Portfolio replaces a borrowed security. Depending on arrangements made with the lender or custodian, the Portfolio may not receive any payments (including interest) on the deposits made with the lender or custodian. The Portfolio is liable to the buyer for any dividends payable on securities while those securities are in a short position. These dividends are recorded as an expense of the Portfolio. As of April 30, 2012, the Long/Short Portfolio and the Total Market Portfolio had pledged cash in the amount of $10,371,280 and $13,844,483 respectively, to State Street, as collateral for short sales. These amounts are included in the “Cash collateral on deposit at broker” on the Statement of Assets and Liabilities. In addition, State Street has a perfected security interest in each Portfolio’s assets.

Investment Company Securities and Exchange-Traded Funds: Subject to applicable regulatory requirements, all Portfolios may invest in shares of other registered investment companies, including exchange-traded funds (“ETFs”). Pursuant to orders issued by the SEC to certain ETFs, the Portfolios may seek to invest in ETFs beyond the statutory limitations, provided the Portfolio complies with certain conditions of the SEC orders. Some ETFs seek to track the performance of a particular market index. These indices include both broad-market indices and more narrowly-based indices, including those relating to particular sectors, markets, regions, or industries. However, some ETFs have an actively managed investment objective. ETF shares and closed-end fund shares are traded like traditional equity securities on a national securities exchange or NASDAQ. Each Portfolio will indirectly bear its proportionate share of any management fees and other expenses paid by such other investment companies, which will increase expenses and decrease returns.

Securities Transactions and Investment Income: Securities transactions are recorded as of the trade date. Realized gains and losses on investments sold are computed on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Dividend income for foreign securities is recorded on the ex-dividend date except that certain dividends from foreign securities are recorded as soon thereafter as the Portfolio is informed of the ex-dividend date. Interest income is recorded on the accrual basis and includes, when appropriate, amortization of premiums and accretion of discounts.

Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date. Interest income is accrued based on the terms of the security on settlement date. Each Portfolio segregates assets with a current value at least equal to the amount of its when-issued purchase commitments. When-issued purchase commitments involve a risk of

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Notes to Financial Statements (Unaudited) — (Continued)

loss if the value of the security to be purchased declines prior to settlement date, or if the counterparty does not perform under the contract.

Dividends and Distributions to Shareholders: Dividends from net investment income, if any, of the Government Cash Portfolio and Tax-Exempt Cash Portfolio are declared each day the Portfolios are open for business and are paid monthly. Dividends from net investment income, if any, of the Core Fixed Income Portfolio are declared and paid monthly. Dividends from net investment income, if any, of the Strategic Equity Portfolio, Small Cap Equity Portfolio, Large Cap Value Portfolio, International Portfolio, Philadelphia International Fund, U.S. Emerging Growth Portfolio, Large Cap 100 Portfolio, Large Cap Growth Portfolio, Long/Short Portfolio, Total Market Portfolio, Secured Options Portfolio, Philadelphia International Emerging Markets Fund and Philadelphia International Small Cap Fund are declared and paid quarterly. The Portfolios distribute any net realized capital gains on an annual basis. Additional distributions of net investment income and capital gains for each Portfolio may be made at the discretion of the Board in order to avoid a nondeductible excise tax under Section 4982 of the Internal Revenue Code, as amended (the “Code”).

Income and capital gains distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the U.S. These differences are primarily due to differing treatments of income and gains on various investment securities held by each Portfolio, timing differences and differing characterization of distributions made by each Portfolio.

Income and Expense Allocation: Expenses which are not readily identifiable to a specific Portfolio are allocated among Portfolios taking into consideration, among other things, the nature and type of expenses and the relative size of the Portfolios. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are borne pro rata on the basis of relative net assets by the holders of all classes of shares, except that each class bears certain expenses unique to that class such as shareholder servicing fees, and certain other class-specific expenses. Differences in class-level expenses may result in payment of different per share dividends by class.

Purchase Premiums and Redemption Fees: The Philadelphia International Small Cap Fund and the Philadelphia International Emerging Markets Fund may charge purchase premiums and redemption fees on subscriptions or redemptions, respectively. Currently, the Philadelphia International Small Cap Fund assesses purchase premiums and redemption fees of 0.50%; and the Philadelphia International Emerging Markets Fund assesses purchase premiums and redemption fees of 0.80%. A Portfolio may add, modify or discontinue any purchase premium or redemption fee at any time without notice. The purchase premium and redemption fee are paid by the purchasing or redeeming shareholder to and retained by the Portfolio to help offset estimated portfolio transaction costs and other related costs incurred by the Portfolio as a result of a purchase or redemption by allocating estimated transaction costs to the purchasing or redeeming shareholder. Such fees are retained by the Portfolios and included in proceeds from shares sold or deducted from cost of shares redeemed. For accounts held through Philadelphia International Advisors, LP (“PIA”), if PIA determines that any portion of a cash purchase or redemption, as applicable, is offset by a corresponding cash redemption or purchase occurring

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Notes to Financial Statements (Unaudited) — (Continued)

on the same day by a different investor, it ordinarily will waive or reduce the purchase premium or redemption fee with respect to that portion. PIA may also consider known cash flows out of or into the Portfolio when placing orders for purchases or redemptions of Portfolio shares by these accounts. PIA may also waive all or a portion of the purchase premium and/or redemption fee imposed by the Portfolio when PIA deems it equitable to do so.

It is likely that the purchase premium or redemption fee will not be waived or reduced for purchases and redemptions executed through certain approved brokers and other institutions (collectively “Institutions”) that transmit orders for purchases or redemptions to the Fund. Consequently, accounts held through PIA will tend to benefit more from waivers or reductions of the purchase premium and redemption fee than shareholder accounts held through Institutions. Institutions will be asked to assess the purchase premium and redemption fee on their client accounts and remit these fees to the Portfolio. The application of the purchase premium and redemption fee may vary among Institutions and certain Institutions may be unable to assess these fees. There are no assurances that the Institutions will properly assess the purchase premium or redemption fee.

Federal Income Taxes: Each Portfolio intends to qualify as a regulated investment company by complying with the requirements of the Code, applicable to regulated investment companies, and by distributing substantially all of its taxable income to its shareholders. Therefore, no federal income tax provision is required. Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the U.S. These differences are primarily due to differing treatments for amortized premiums, expired net capital loss carryforwards, redemptions in kind, foreign currency transactions, market discounts, net operating losses and nontaxable dividends.

“Accounting for Uncertainty in Income Taxes — an interpretation of FASB ASC 740” (“ASC 740”) clarifies the accounting for uncertainty in income taxes recognized in accordance with FASB ASC 740, “Accounting for Income Taxes.” This interpretation prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. It also provides guidance on de-recognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. Each of the Portfolios’ federal tax returns filed in the 3-year period ended October 31, 2011 remains subject to examination by the Internal Revenue Service.

On October 31, 2011, the tax year end of the Fund, the following Portfolios had available capital loss carryforwards to be utilized in future periods to offset future capital gain net income through the indicated expiration dates as follows:

	Expiring October 31,
Portfolio	2015	2016	2017	2018	2019	Unlimited
Tax-Exempt Cash Portfolio	$—	$—	$—	$800	$—	$—
Strategic Equity Portfolio	—	—	3,926,212	—	—	—
Small Cap Equity Portfolio	—	—	3,336,794	—	—	—
Large Cap Value Portfolio	—	—	3,932,802	—	604,968	—
U.S. Emerging Growth Portfolio	—	—	4,339,790	—	—	—

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Notes to Financial Statements (Unaudited) — (Continued)

	Expiring October 31,
Portfolio	2015	2016	2017	2018	2019	Unlimited
Large Cap 100 Portfolio	$—	$—	$16,014,655	$—	$—	$—
Large Cap Growth Portfolio	—	—	5,828,938	—	—	—
Long/Short Portfolio	3,240,123	404,939	5,227,189	—	—	—
Total Market Portfolio	—	—	1,318,591	10,746,044	—	—
International Portfolio	—	—	75,711,243	—	—	—
Philadelphia International Fund	—	—	85,635,585	—	—	—
Philadelphia International Small Cap Fund	—	—	—	—	—	118,181
Philadelphia International Emerging Markets Fund	—	—	—	—	—	60,532

During the year ended October 31, 2011, the following Portfolios utilized capital loss carryforwards:

Government Cash Portfolio	$45
Core Fixed Income Portfolio	$779,042
Strategic Equity Portfolio	$7,736,067
Small Cap Equity Portfolio	$14,990,837
U.S. Emerging Growth Portfolio	$4,355,549
Large Cap 100 Portfolio	$9,524,355
Large Cap Growth Portfolio	$6,245,003
Long/Short Portfolio	$1,000,690
Total Market Portfolio	$2,765,147
International Portfolio	$27,338,622
Philadelphia International Fund	$4,523,596

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted. The Act modernizes several of the federal income and excise tax provisions related to RICs, and, with certain exceptions, is effective for taxable years beginning after December 22, 2010. In general, the provisions of the Act will be effective for the Fund’s fiscal year ending October 31, 2012. However, the Act was effective with respect to the Philadelphia International Emerging Markets Fund and the Philadelphia International Small Cap Fund upon commencement of investment operations in 2011. Among the changes made are changes to the capital loss carryforward rules allowing for capital losses to be carried forward indefinitely. Rules in effect prior to the effective date of the Act limit the carryforward period to eight years. Capital loss carryforwards generated in taxable years beginning after effective date of the Act must be fully used before capital loss carryforwards generated in taxable years prior to effective date of the Act; therefore, under certain circumstances, capital loss carryforwards available as of the report date, if any, may expire unused. Management is currently evaluating the complete impact of the Act on the Fund’s financial statements.

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Notes to Financial Statements (Unaudited) — (Continued)

As of October 31, 2011, the tax year end of the Fund, the components of distributable earnings on a tax basis were as follows:

	Undistributed	Undistributed	Undistributed	Total*
	Tax-exempt	Ordinary	Long-Term	Distributable
Portfolio	Income	Income	Gain	Earnings
Government Cash Portfolio	$—	$9,866	$—	$9,866
Tax-Exempt Cash Portfolio	1,231	—	—	431
Core Fixed Income Portfolio	—	981,648	6,401,244	28,276,535
Strategic Equity Portfolio	—	—	—	23,715,335
Small Cap Equity Portfolio	—	3,833	—	17,228,987
Large Cap Value Portfolio	—	579	—	(1,483,940)
U.S. Emerging Growth Portfolio	—	—	—	(2,834,676)
Large Cap 100 Portfolio	—	90,752	—	(1,050,866)
Large Cap Growth Portfolio	—	—	—	2,652,522
Long/Short Portfolio	—	—	—	(7,611,937)
Total Market Portfolio	—	24,890	—	(6,193,135)
Secured Options Portfolio	—	2,674,797	6,606,638	9,574,963
International Portfolio	—	223,557	—	(64,692,813)
Philadelphia International Fund	—	84,098	—	(84,640,561)
Philadelphia International Small Cap Fund	—	1,096	—	(557,766)
Philadelphia International Emerging Markets Fund	—	10,591	—	(419,058)

* Total Distributable Earnings are additionally comprised of Net Unrealized Appreciation/(Depreciation) and Capital Loss Carryforwards, which are shown elsewhere in the Notes to Financial Statements.

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales and the realization for tax purposes of unrealized gains on investments in passive foreign investment companies.

For the year ended October 31, 2011, Government Cash Portfolio’s, Tax-Exempt Cash Portfolio’s and Core Fixed Income Portfolio’s components of distributable earnings on a tax basis were equal to the components of distributable earnings on a book basis.

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Notes to Financial Statements (Unaudited) — (Continued)

The tax character of distributions paid during the year ended October 31, 2011, was as follows:

				Return
	Tax	Ordinary	Long-Term	of
Portfolio	Exempt	Income*	Gains	Capital
Government Cash Portfolio	$—	$118,670	$—	$—
Tax-Exempt Cash Portfolio	60,689	—	—	—
Core Fixed Income Portfolio	—	12,295,516	—	—
Strategic Equity Portfolio	—	1,168,107	—	—
Small Cap Equity Portfolio	—	64,151	—	—
Large Cap Value Portfolio	—	531,696	—	—
Large Cap 100 Portfolio	—	717,124	—	—
Large Cap Growth Portfolio	—	320,756	—	—
Total Market Portfolio	—	29,993	—	—
Secured Options Portfolio	—	1,717,089	2,548,971	—
International Portfolio	—	7,733,015	—	—
Philadelphia International Fund	—	2,327,000	—	—
Philadelphia International Small Cap Fund	—	46,796	—	—

* For tax purposes short-term capital gains distributions, if any, are considered ordinary income distributions.

For the year ended October 31, 2011, permanent differences between financial and tax reporting, related primarily to paydowns, REITs, foreign currency gain/(loss), distribution reallocations, net operating losses, and the realization for tax purposes of unrealized gains on investments in passive foreign investment companies were identified and reclassified among the components of the Portfolio’s net assets as folllows:

	Accumulated Net	Net Realized	Paid-In
Portfolio	Investment Income	Gain (Loss)	Capital
Core Fixed Income Portfolio	$702,001	$(702,001)	$—
Strategic Equity Portfolio	(34,288)	39,705	(5,417)
Small Cap Equity Portfolio	42,869	—	(42,869)
Large Cap Value Portfolio	(4,632)	9,902	(5,270)
U.S. Emerging Growth Portfolio	44,159	—	(44,159)
Large Cap Growth Portfolio	(12,470)	56,269	(43,799)
Long/Short Portfolio	80,961	5,024	(85,985)
Total Market Portfolio	3,339	2,736	(6,075)
Secured Options Portfolio	1,730,313	(1,730,313)	—
International Portfolio	(384,426)	384,426	—
Philadelphia International Fund	(94,305)	94,305	—
Philadelphia International Small Cap Fund	8,443	(8,443)	—
Philadelphia International Emerging Markets Fund	(12,596)	12,596	—

As of April 30, 2012, aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost and aggregate gross

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Notes to Financial Statements (Unaudited) — (Continued)

unrealized depreciation for all securities in which there was an excess of tax cost over value were as follows:

Portfolio	Appreciation	Depreciation	Net
Core Fixed Income Portfolio	$24,945,231	$67,133	$24,878,098
Strategic Equity Portfolio	48,514,622	522,097	47,992,525
Small Cap Equity Portfolio	50,661,251	7,888,079	42,773,172
Large Cap Value Portfolio	10,987,262	1,707,166	9,280,096
U.S. Emerging Growth Portfolio	4,248,659	710,554	3,538,105
Large Cap 100 Portfolio	24,211,407	962,119	23,249,288
Large Cap Growth Portfolio	16,608,200	2,648,084	13,960,116
Long/Short Portfolio	2,816,937	798,286	2,018,651
Total Market Portfolio	10,318,906	1,528,681	8,790,225
Secured Options Portfolio	2,498,196	1,830,037	668,159
International Portfolio	29,711,670	18,439,871	11,271,799
Philadelphia International Fund	6,007,905	2,345,013	3,662,892
Philadelphia International Small Cap Fund	220,457	348,581	(128,124)
Philadelphia International Emerging Markets Fund	170,729	292,932	(122,203)

Other: In the normal course of business, the Fund enters into contracts that may include agreements to indemnify another party under given circumstances. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be, but have not yet been, made against the Fund. However, based on experience, the risk of material loss from such claims is considered to be remote.

2.	Financial Instruments and Hedging Activities

Transactions in written option contracts for the Secured Options Portfolio for the six months ended April 30, 2012, are as follows:

	Number of
	Contracts
	(in	Premiums
	thousands)	Received
Options outstanding at October 31, 2011	3,175	$6,523,597
Options written	28,068	54,656,768
Options terminated in closing purchase transactions	(8,080)	(31,262,365)
Options expired	(19,256)	(24,557,621)

Options outstanding at April 30, 2012	3,907	$5,360,379

Disclosures about Derivative Instruments and Hedging Activities: The Portfolios follow FASB ASC 815 “Disclosures about Derivative Instruments and Hedging Activities” (“ASC 815”), effective May 1, 2009. ASC 815 requires enhanced disclosures about the Portfolios’ use of, and accounting for, derivative instruments and the effect on the results of each Portfolio’s operations and financial position. At April 30, 2012 and during the period then ended, the Secured Options Portfolio had the following derivatives and transactions in derivatives,

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Notes to Financial Statements (Unaudited) — (Continued)

grouped into appropriate risk categories, none of which have been designated as hedging instruments:

Asset Derivatives

	Equity
	Contracts
	Risk	Total
Options Purchased[1]	$149,985,000	$149,985,000

Total Value	$149,985,000	$149,985,000

Liability Derivatives

	Equity
	Contracts
	Risk	Total
Options Written[2]	$(3,451,140)	$(3,451,140)

Total Value	$(3,451,140)	$(3,451,140)

Realized Gain (Loss)

	Equity
	Contracts
	Risk	Total
Options Purchased[3]	$49,645	$49,645
Options Written[4]	32,417,850	32,417,850

Total Realized Gain (Loss)	$32,467,495	$32,467,495

Change In Appreciation (Depreciation)

	Equity
	Contracts
	Risk	Total
Options Purchased[5]	$9,470	$9,470
Options Written[6]	644,018	644,018

Total Change in Appreciation (Depreciation)	$653,488	$653,488

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Notes to Financial Statements (Unaudited) — (Continued)

Number of Contracts, Notional Amounts or Shares/Units7

	Equity
	Contracts
	Risk	Total
Options Purchased	266,667	266,667
Options Written	(384,133)	(384,133)

Additional disclosure about the Secured Options Portfolio’s use of options is provided above under the heading ‘Options Transactions‘.
[1]	Statement of Assets and Liabilities location: Investments at value.
[2]	Statement of Assets and Liabilities location: Options written, at value.
[3]	Statement of Operations location: Amount is included in Net realized gain (loss) on Investment transactions.
[4]	Statement of Operations location: Amount is included in Net realized gain (loss) on Options written.
[5]	Statement of Operations location: Amount is included in Net change in unrealized gain (loss) of Investments.
[6]	Statement of Operations location: Amount is included in Net change in unrealized gain (loss) of Options written.
[7]	Amounts disclosed represents average number of contracts, notional amounts, or shares/unites outstanding for the months that the Portfolio held such derivatives during the six months ended April 30, 2012.

3.	Investment Advisory Fee, Administration Fee and Other Related Party Transactions

Glenmede Investment Management LP (the “Advisor”), a wholly-owned subsidiary of The Glenmede Trust Company, N.A. (“Glenmede Trust”), serves as investment advisor to the Strategic Equity Portfolio, Large Cap Value Portfolio, International Portfolio, Government Cash Portfolio, Tax-Exempt Cash Portfolio, Core Fixed Income Portfolio, Small Cap Equity Portfolio, U.S. Emerging Growth Portfolio, Large Cap 100 Portfolio, Large Cap Growth Portfolio, Long/Short Portfolio, Total Market Portfolio and Secured Options Portfolio, pursuant to investment management agreements with the Fund. Under these agreements, the Advisor manages the Portfolios, subject to the general supervision of the Board. Prior to January 1, 2007, investment advisory services were provided by Glenmede Trust’s wholly-owned subsidiary, Glenmede Advisers, Inc.

The Government Cash Portfolio and Tax-Exempt Cash Portfolio do not pay a management fee for advisory services. The investors in the Portfolios are clients of Glenmede Trust or its affiliated companies (“Affiliates”). Glenmede Trust or its Affiliates charge a fee directly to their clients for fiduciary, trust and/or advisory services. The actual annual fees (“Client Fees”) charged vary dependent on a number of factors, including the particular services provided to the client and are generally 1.25% or less of the client’s assets under management. Glenmede Trust and its Affiliates currently intend to exclude the portion of their clients’ assets invested in those Portfolios that pay a management fee to the Advisor when calculating Client Fees. The Small Cap Equity Portfolio, Strategic Equity Portfolio, Large Cap Value Portfolio, U.S. Emerging Growth Portfolio, Large Cap 100 Portfolio, Large Cap Growth Portfolio and Secured Options Portfolio each pay the Advisor management fees at the annual rate of 0.55% of such Portfolio’s

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Notes to Financial Statements (Unaudited) — (Continued)

average daily net assets. The Core Fixed Income Portfolio and International Portfolio pay the Advisor management fees at the annual rate of 0.35% and 0.75%, respectively, of such Portfolio’s average daily net assets.

The Long/Short Portfolio and Total Market Portfolio pay the Advisor a management fee at the annual rate of 1.20% of such Portfolio’s average daily net assets. Since February 29, 2008, the Advisor has contractually agreed to waive a portion of its management fees so that after giving effect to such contractual waiver, the management fees for each of these Portfolios are 0.85%. The Advisor has also contractually agreed to waive an additional portion of its management fees and/or reimburse the Portfolios to the extent that total annual Portfolio operating expenses, as a percentage of the Portfolio’s daily average net assets, exceed 1.25% (excluding short-sale dividends, prime broker interest, brokerage commissions, taxes, interest and extraordinary expenses). The Advisor has contractually agreed to these waivers and/or reimbursements until at least February 28, 2013, which are included under the caption “Less expenses waived/reimbursed” in the Statement of Operations. Shareholders of the Portfolios will be notified if the waivers/reimbursements are discontinued after that date.

Philadelphia International Advisors, LP (“PIA”), a limited partnership in which Glenmede Trust is a limited partner, serves as investment advisor to the Philadelphia International Fund, Philadelphia International Emerging Markets Fund and Philadelphia International Small Cap Fund. The Philadelphia International Fund pays a management fee to PIA at the annual rate of 0.75% of the Portfolio’s average daily net assets. PIA has agreed to waive its fees to the extent necessary to ensure that the Portfolio’s total operating expenses do not exceed 1.00% of the Portfolio’s average daily net assets. No management fees were waived for the six months ended April 30, 2012. The Philadelphia International Emerging Markets Fund and the Philadelphia International Small Cap Fund each pay PIA management fees at the annual rate of 0.65% and 0.60% respectively, of such Portfolio’s average daily net assets. PIA has contractually agreed to waive a portion of its management fees and/or reimburse expenses (other than brokerage commissions, extraordinary items, interest, taxes and any other items as agreed by the Fund and PIA from time to time) to the extent the total annual operating expenses, as a percentage of average daily net assets, exceed 1.10% of Philadelphia International Small Cap Fund-Class IV average daily net assets, and 1.25% of Philadelphia International Emerging Markets Fund-Class IV average daily net assets. PIA has agreed to these waivers and/or reimbursements until at least February 28, 2013, which are included under the caption “Less expenses waived/reimbursed” in the Statements of Operation. Shareholders of these Portfolios will be notified if the waivers/reimbursements are discontinued after that date.

PIA also serves as investment sub-advisor to the International Portfolio. The Advisor has agreed to pay PIA a fee for its sub-investment services to the International Portfolio, calculated daily and payable monthly, at the annual rate of 0.26% of the Portfolio’s average daily net assets.

The Institutional Class of Small Cap Equity Portfolio pays Glenmede Trust a shareholder servicing fee at the annual rate of 0.05% of such Portfolio’s average daily net assets. The Government Cash Portfolio, Tax-Exempt Cash Portfolio and Core Fixed Income Portfolio each pay Glenmede Trust a shareholder servicing fee at the annual rate of 0.10% of such Portfolio’s average daily net assets.

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Notes to Financial Statements (Unaudited) — (Continued)

Strategic Equity Portfolio, Large Cap Value Portfolio, Large Cap 100 Portfolio, Large Cap Growth Portfolio, Long/Short Portfolio, Total Market Portfolio and Secured Options Portfolio each pay Glenmede Trust a shareholder servicing fee at the annual rate of 0.20% of such Portfolio’s average daily net assets. The International Portfolio, U.S. Emerging Growth Portfolio and the Advisor Class of Small Cap Equity Portfolio each pay Glenmede Trust a shareholder servicing fee at the annual rate of 0.25% of such Portfolio’s average daily net assets. The Philadelphia International Fund is not subject to a shareholder servicing plan and, accordingly, pays no shareholder servicing fee. The Class IV shares of the Philadelphia International Emerging Markets Fund and the Class IV shares of the Philadelphia International Small Cap Fund each pay PIA a shareholder servicing fee at the annual rate of 0.02% of such Portfolio’s average daily net assets. The Advisor, Glenmede Trust and/or PIA may pay additional compensation out of their assets to selected institutions and other persons in connection with selling of shares and/or the servicing of Portfolio shareholders and other accounts managed by the Advisor, Glenmede Trust, or PIA.

Glenmede Trust has voluntarily agreed, on a temporary basis, to waive its shareholder servicing fee payable by the Government Cash Portfolio and Tax-Exempt Cash Portfolio and/or reimburse expenses to the extent necessary to prevent a negative yield. Glenmede Trust can terminate or modify this arrangement at any time. For the six months ended April 30, 2012, Glenmede Trust waived $195,655 shareholder servicing fees it earned from the Government Cash Portfolio and $264,275 shareholder servicing fees it earned from the Tax-Exempt Cash Portfolio, and Glenmede Trust reimbursed $51,348 of expenses to the Tax-Exempt Cash Portfolio. The Fund will not pay Glenmede Trust at a later time for any amounts waived or reimbursed.

State Street serves as administrator, transfer agent, dividend-paying agent and custodian with respect to the Fund. The Fund pays State Street a fee based on the combined aggregate average daily net assets of the Portfolios and The Glenmede Portfolios, a registered investment company, plus transaction charges for certain transactions and out-of-pocket expenses. The fee is computed daily and paid monthly. Until December 20, 2010, State Street was also paid an annual fee plus out-of-pocket expenses for the provision of personnel and services related to the Fund’s compliance program. Effective December 20, 2010, the Fund’s Chief Compliance Officer resigned from her position of Senior Director at State Street and became a Managing Director of Foreside Compliance Services, LLC. At that time, the compliance support services, previously provided by State Street and fees and expenses previously paid to State Street, were assigned to Foreside Compliance Services, LLC.

Quasar Distributors, LLC (“Quasar”) serves as distributor of the Portfolios’ shares. The distributor receives no fees from the Fund in connection with distribution services provided to the Fund. The Advisor and PIA, with respect to the Philadelphia International Fund, Philadelphia International Emerging Markets Fund and Philadelphia International Small Cap Fund, pay Quasar’s fees and out-of-pocket expenses for the distribution services it provides to the Fund.

Effective January 1, 2012, the Fund pays each Board member an annual fee of $45,000 plus $1,250 for each Board meeting attended and out-of-pocket expenses incurred in attending Board meetings, and the Audit Committee

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Notes to Financial Statements (Unaudited) — (Continued)

Chairman receives an annual fee of $2,000 for his services as Chairman of the Audit Committee. Prior to January 1, 2012, the annual fee was $39,000.

Expenses for the six months ended April 30, 2012 include legal fees paid to Drinker Biddle & Reath LLP as legal counsel to the Fund and the independent directors. A partner of the law firm is Secretary of the Fund.

4.	Purchases and Sales of Securities

For the six months ended April 30, 2012, cost of purchases and proceeds from sales of investment securities other than U.S. government securities, short-term securities and in-kind transactions were:

Portfolio	Purchases	Sales
Core Fixed Income Portfolio	$40,289,210	$43,712,237
Strategic Equity Portfolio	29,524,429	29,914,639
Small Cap Equity Portfolio	155,684,151	57,926,941
Large Cap Value Portfolio	88,777,736	72,438,608
U.S. Emerging Growth Portfolio	17,975,657	11,584,072
Large Cap 100 Portfolio	61,165,987	49,644,957
Large Cap Growth Portfolio	51,054,093	33,923,099
Long/Short Portfolio	16,342,900	15,935,121
Total Market Portfolio	54,216,634	52,178,537
Secured Options Portfolio	799,945,884	750,000,000
International Portfolio	50,219,107	113,933,728
Philadelphia International Fund	20,166,480	54,288,035
Philadelphia International Small Cap Fund	1,264,876	1,141,206
Philadelphia International Emerging Markets Fund	833,069	762,297

For the six months ended April 30, 2012, cost of purchases and proceeds from sales of long-term U.S. government securities were:

Portfolio	Purchases	Sales
Core Fixed Income Portfolio	$59,412,892	$4,200,116

5.	Common Stock

Since the Government Cash Portfolio and the Tax-Exempt Cash Portfolio have sold shares, issued shares as reinvestments of dividends, and redeemed shares only at a constant net asset value of $1.00 per share, the number of shares represented by such sales, reinvestments and redemptions is the same as the

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Notes to Financial Statements (Unaudited) — (Continued)

amounts shown below for such transactions. Changes in the capital shares outstanding were as follows:

	Period Ended	Year Ended
	04/30/12	10/31/11
Government Cash Portfolio:
Sold	$2,302,076,323	$4,891,684,699
Issued as reinvestment of dividends	60	516
Redeemed	(2,354,003,170)	(4,827,824,728)

Net increase (decrease)	$(51,926,787)	$63,860,487

Tax-Exempt Cash Portfolio:
Sold	$1,294,186,535	$2,683,403,864
Redeemed	(1,254,528,859)	(2,648,725,936)

Net increase	$39,657,676	$34,677,928

	Period Ended		Year Ended
	04/30/12		10/31/11
	Shares	Amount	Shares	Amount
Core Fixed Income Portfolio:
Sold	6,376,645	$73,705,012	5,682,901	$65,243,302
Issued as reinvestment of dividends	596,733	6,814,066	63,491	727,192
Redeemed	(1,797,775)	(20,768,555)	(8,813,432)	(100,314,415)

Net increase (decrease)	5,175,603	$59,750,523	(3,067,040)	$(34,343,921)

Strategic Equity Portfolio:
Sold	796,597	$14,422,684	1,572,421	$27,564,469
Issued as reinvestment of dividends	2,109	38,820	4,357	75,996
Redeemed	(803,145)	(14,590,080)	(2,212,074)	(39,222,034)

Net decrease	(4,439)	$(128,576)	(635,296)	$(11,581,569)

Small Cap Equity Portfolio (Advisor Class):
Sold	6,316,118	$109,902,699	7,371,117	$127,723,966
Issued as reinvestment of dividends	17,300	305,288	2,458	36,225
Redeemed	(1,355,755)	(23,230,103)	(3,098,558)	(51,333,356)

Net increase	4,977,663	$86,977,884	4,275,017	$76,426,835

Small Cap Equity Portfolio (Institutional Class):
Sold	694,719	$12,619,628	17,572	$322,313
Issued as reinvestment of dividends	715	13,503	4	59
Redeemed	(16,994)	(317,086)	(3,150)	(49,490)

Net increase	678,440	$12,316,045	14,426	$272,882

THE GLENMEDE FUND, INC.

Notes to Financial Statements (Unaudited) — (Continued)

	Period Ended		Year Ended
	04/30/12		10/31/11
	Shares	Amount	Shares	Amount
Large Cap Value Portfolio:
Sold	3,045,214	$30,024,979	7,951,647	$80,994,566
Issued as reinvestment of dividends	31,288	307,839	19,282	184,531
Redeemed	(1,429,151)	(14,263,172)	(3,881,036)	(39,444,073)

Net increase	1,647,351	$16,069,646	4,089,893	$41,735,024

U.S. Emerging Growth Portfolio:
Sold	1,006,387	$7,473,100	605,524	$4,232,246
Issued as reinvestment of dividends	—	—	—	—
Redeemed	(157,820)	(1,129,474)	(772,199)	(5,184,885)

Net increase (decrease)	848,567	$6,343,626	(166,675)	$(952,639)

Large Cap 100 Portfolio:
Sold	1,357,894	$18,183,768	1,370,224	$17,271,413
Issued as reinvestment of dividends	1,477	19,517	1,903	23,899
Redeemed	(508,912)	(6,686,344)	(1,673,952)	(20,855,621)

Net increase (decrease)	850,459	$11,516,941	(301,825)	$(3,560,309)

Large Cap Growth Portfolio:
Sold	1,493,398	$21,879,376	1,671,219	$22,961,335
Issued as reinvestment of dividends	716	9,496	1,827	24,435
Redeemed	(325,447)	(4,675,180)	(1,006,116)	(13,383,723)

Net increase	1,168,667	$17,213,692	666,930	$9,602,047

Long/Short Portfolio:
Sold	255,909	$2,310,187	897,118	$7,941,459
Redeemed	(48,510)	(431,901)	(626,475)	(5,484,351)

Net increase	207,399	$1,878,286	270,643	$2,457,108

Total Market Portfolio:
Sold	1,297,641	$11,785,624	1,850,633	$17,169,999
Issued as reinvestment of dividends	469	4,087	356	3,116
Redeemed	(981,554)	(9,582,575)	(1,415,448)	(12,767,612)

Net increase	316,556	$2,207,136	435,541	$4,405,503

Secured Options Portfolio:
Sold	4,760,138	$59,215,772	12,682,881	$151,885,486
Issued as reinvestment of dividends	777,400	9,297,702	367,447	4,266,060
Redeemed	(1,090,013)	(13,639,538)	(1,403,861)	(16,517,255)

Net increase	4,447,525	$54,873,936	11,646,467	$139,634,291

THE GLENMEDE FUND, INC.

Notes to Financial Statements (Unaudited) — (Continued)

	Period Ended		Year Ended
	04/30/12		10/31/11
	Shares	Amount	Shares	Amount
International Portfolio:
Sold	342,846	$4,026,008	1,624,255	$21,818,751
Issued as reinvestment of dividends	7,628	91,663	26,882	360,454
Redeemed	(5,568,752)	(66,023,035)	(8,250,259)	(111,643,145)

Net decrease	(5,218,278)	$(61,905,364)	(6,599,122)	$(89,463,940)

Philadelphia International Fund:
Sold	692,168	$7,393,481	1,874,328	$22,850,329
Issued as reinvestment of dividends	47,289	511,761	144,906	1,749,145
Redeemed	(3,929,926)	(44,373,955)	(3,143,994)	(38,001,715)

Net decrease	(3,190,469)	$(36,468,713)	(1,124,760)	$(13,402,241)

Philadelphia International Small Cap Fund (Class IV)[1]:
Sold	10,425	$87,622	350,499	$3,480,579
Issued as reinvestment of dividends	2,596	21,634	5,085	40,016
Redeemed	(39)	(336)	(4,154)	(39,207)

Net increase	12,982	$108,920	351,430	$3,481,388

Philadelphia International Emerging Markets Fund (Class IV)[2]:
Sold	5,451	$49,998	254,721	$2,570,304
Issued as reinvestment of dividends	2,144	18,101	—	—

Net increase	7,595	$68,099	254,721	$2,570,304

1 The Philadelphia International Small Cap Fund commenced operations on May 31, 2011.

2 The Philadelphia International Emerging Markets Fund commenced operations on June 30, 2011.

For the six months ended April 30, 2012, the Philadelphia International Small Cap Fund and the Philadelphia International Emerging Markets Fund received $250 and $398 in purchase premiums, respectively and did not receive redemption fees. If a Fund receives purchase premiums and/or redemption fees, they are included in the sold amount and/or the redeemed amount, respectively, in the tables above.

As of April 30, 2012, with the exception of the Philadelphia International Fund, Philadelphia International Emerging Markets Fund and Philadelphia International Small Cap Fund, Glenmede Trust, on behalf of its clients, holds of record and has voting and/or investment authority over substantially all of the Portfolios’ outstanding shares. The following Portfolios have shareholders which, to the Fund’s knowledge, own beneficially 5% or more of the shares outstanding of the

THE GLENMEDE FUND, INC.

Notes to Financial Statements (Unaudited) — (Continued)

Portfolios as of April 30, 2012. The total percentage of the shares of a Portfolio held by such shareholders is as follows:

	5% or Greater Shareholders
	# of	% of
Portfolio	Shareholders	Shares Held
Government Cash Portfolio	2	14
Core Fixed Income Portfolio	1	17
Large Cap Value Portfolio	1	40
International Portfolio	2	53
Philadelphia International Fund	5	83
Long/Short Portfolio	1	18
Total Market Portfolio	2	20
Secured Options Portfolio	1	18
Philadelphia International Small Cap Fund	4	92
Philadelphia International Emerging Markets Fund	5	77

6.	Lending of Portfolio Securities

As of April 30, 2012, the following Portfolios had outstanding loans of securities to certain approved brokers for which the Portfolios received collateral:

					% of Total
	Market Value of		Market Value of		Assets
Portfolio	Loaned Securities		Collateral		on Loan
Core Fixed Income Portfolio	$31,878,951		$32,439,710		7.03
Strategic Equity Portfolio	3,145,924		3,200,495		1.76
Small Cap Equity Portfolio	34,578,549		35,708,254		9.07
Large Cap Value Portfolio	135,873		138,725		0.12
U.S. Emerging Growth Portfolio	6,800,150		7,057,613		19.81
Large Cap 100 Portfolio	2,233,866		2,308,981		1.91
Long/Short Portfolio	5,182,876		5,362,445		16.06
Total Market Portfolio	14,699,979	*	15,155,499	**	19.06
International Portfolio	22,278,516		23,724,214		9.26
Philadelphia International Fund	4,874,113		5,226,475		8.81

* The market value of loaned securities for the financing of short sales was $13,432,098.

** The market value of collateral used for the financing of short sales was $13,844,483.

7.	Recently Issued Accounting Pronouncements

In May 2011, FASB issued Accounting Standards Update (ASU) No. 2011-04, Fair Value Measurement (Topic 820): Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRS. The amendments in the ASU will improve the comparability of fair value measurements presented and disclosed in financial statements prepared in accordance with U.S. GAAP (Generally Accepted Accounting Principles) and IFRS (International Financial Reporting Standards) and include new guidance for certain fair

THE GLENMEDE FUND, INC.

Notes to Financial Statements (Unaudited) — (Concluded)

value measurement principles and disclosure requirements. The ASU is effective for interim and annual periods beginning after December 15, 2011. Management is currently evaluating the impact, if any, of applying this provision.

8.	Subsequent Event

Management has evaluated events and transactions subsequent to April 30, 2012 through the date the financial statements were available to be issued, for disclosure in the Fund’s financial statements and has determined that there are no material events that would require additional disclosure.

THE GLENMEDE PORTFOLIOS

STATEMENTS OF ASSETS AND LIABILITIES
April 30, 2012 (Unaudited)

		New
	Muni	Jersey
	Intermediate	Muni
	Portfolio	Portfolio
Assets:
Investments[1]:
Investments at value	$174,072,008	$40,909,373
Cash	9,415,917	1,423,064
Interest receivable	2,275,618	470,253
Prepaid expenses	6,134	1,306

Total assets	185,769,677	42,803,996

Liabilities:
Payable for fund shares redeemed	42,109	—
Payable for Trustees’ fees	1,422	890
Accrued expenses	48,658	13,207

Total liabilities	92,189	14,097

Net Assets	$185,677,488	$42,789,899

Net Assets consist of:
Par value ($0.001 of shares outstanding)	16,674	3,976
Paid-in capital in excess of par value	177,796,473	41,071,129
Undistributed net investment income	348,457	73,053
Accumulated net realized loss from investment transactions	(11,993)	(1,476)
Net unrealized appreciation on investments	7,527,877	1,643,217

Total Net Assets	185,677,488	42,789,899

Shares Outstanding	16,673,556	3,976,347

Net Asset Value Per Share	$11.14	$10.76

[1] Investment at cost	$166,544,131	$39,266,156

See Notes to Financial Statements.

THE GLENMEDE PORTFOLIOS

STATEMENTS OF OPERATIONS
For the Six Months Ended April 30, 2012 — (Unaudited)

		New
	Muni	Jersey
	Intermediate	Muni
	Portfolio	Portfolio
Investment income:
Interest	$2,180,973	$473,570

Total investment income	2,180,973	473,570

Expenses:
Administration, transfer agent and custody fees	42,993	17,847
Professional fees	18,648	4,221
Shareholder report expenses	5,460	1,368
Shareholder servicing fees	125,595	28,568
Trustees’ fees and expenses	804	622
Registration and filing fees	1,561	1,064
Other expenses	10,287	2,615

Total expenses	205,348	56,305

Net investment income	1,975,625	417,265

Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investment transactions	(2,498)	—

Net change in unrealized gain of:
Investments	2,761,646	480,217

Net realized and unrealized gain	2,759,148	480,217

Net increase in net assets resulting from operations	$4,734,773	$897,482

See Notes to Financial Statements.

THE GLENMEDE PORTFOLIOS

STATEMENTS OF CHANGES IN NET ASSETS
For the Six Months Ended April 30, 2012 — (Unaudited)

		New
	Muni	Jersey
	Intermediate	Muni
	Portfolio	Portfolio
Increase (decrease) in net assets
Operations:
Net investment income	$1,975,625	$417,265
Net realized gain on:
Investment transactions	(2,498)	—
Net change in unrealized gain of:
Investments	2,761,646	480,217

Net increase in net assets resulting from operations	4,734,773	897,482
Distributions to shareholders from:
Net investment income	(1,911,502)	(411,053)
Net realized gain on investments	(86,242)	(51,802)
Net increase in net assets from capital share transactions	35,075,678	8,398,524

Net increase in net assets	37,812,707	8,833,151

NET ASSETS:
Beginning of period	147,864,781	33,956,748

End of period	$185,677,488	$42,789,899

Undistributed net investment income included in net assets at end of period	$348,457	$73,053

For the Year Ended October 31, 2011
		New
	Muni	Jersey
	Intermediate	Muni
	Portfolio	Portfolio
Increase (decrease) in net assets
Operations:
Net investment income	$3,385,226	$817,172
Net realized gain on:
Investment transactions	78,216	53,401
Net change in unrealized loss of:
Investments	(449,644)	(292,694)

Net increase in net assets resulting from operations	3,013,798	577,879
Distributions to shareholders from:
Net investment income	(3,380,287)	(823,058)
Net realized gain on investments	(27,068)	(78,097)
Net increase (decrease) in net assets from capital share transactions	3,148,929	(2,263,205)

Net increase (decrease) in net assets	2,755,372	(2,586,481)

NET ASSETS:
Beginning of year	145,109,409	36,543,229

End of year	$147,864,781	$33,956,748

Undistributed net investment income included in net assets at end of year	$284,334	$66,841

See Notes to Financial Statements.

THE GLENMEDE PORTFOLIOS

FINANCIAL HIGHLIGHTS
For a share outstanding throughout each year

	Muni Intermediate Portfolio
	For the
	Period
	Ended
	April 30,	For the Years Ended October 31,
	2012[2]	2011	2010	2009	2008[1]	2007

Net asset value, beginning of period	$10.95	$10.96	$10.69	$10.05	$10.35	$10.39

Income from investment operations:
Net investment income	0.13	0.26	0.25	0.28	0.37	0.37
Net realized and unrealized gain (loss) on investments	0.19	(0.01)	0.26	0.65	(0.33)	(0.03)

Total from investment operations	0.32	0.25	0.51	0.93	0.04	0.34

Distributions to shareholders from:
Net investment income	(0.13)	(0.26)	(0.24)	(0.29)	(0.34)	(0.38)
Net realized capital gains	0.00 [3]	(0.00)[3]	—	—	—	—

Total distributions	(0.13)	(0.26)	(0.24)	(0.29)	(0.34)	(0.38)

Net asset value, end of period	$11.14	$10.95	$10.96	$10.69	$10.05	$10.35

Total return	2.98%[4]	2.37%	4.85%	9.40%	0.38%	3.36%

Ratios to average net assets/ Supplemental data:
Net assets, end of period (in 000s)	$185,677	$147,865	$145,109	$113,558	$42,175	$22,584
Ratio of operating expenses before reimbursements to net assets	0.25%[5]	0.27%	0.28%	0.31%	0.32%	0.39%
Ratio of operating expenses after reimbursements to average net assets	0.25%[5]	0.27%	0.28%	0.31%	0.29%	0.30%
Ratio of net investment income to average net assets	2.36%[5]	2.42%	2.27%	2.62%	3.55%	3.56%
Portfolio turnover rate	6%	10%	20%	32%	38%	18%

[1]	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
[2]	Unaudited.
[3]	Amount rounds to less than $0.01 per share.
[4]	Total return calculation is not annualized.
[5]	Annualized.

See Notes to Financial Statements.

THE GLENMEDE PORTFOLIOS

FINANCIAL HIGHLIGHTS
For a share outstanding throughout each year

	New Jersey Muni Portfolio
	For the
	Period
	Ended
	April 30,	For the Years Ended October 31,
	2012[1,2]	2011	2010	2009[2]	2008[2]	2007

Net asset value, beginning of period	$10.63	$10.72	$10.44	$9.93	$10.20	$10.25

Income from investment operations:
Net investment income	0.12	0.25	0.25	0.29	0.38	0.37
Net realized and unrealized gain (loss) on investments	0.14	(0.07)	0.28	0.53	(0.28)	(0.02)

Total from investment operations	0.26	0.18	0.53	0.82	0.10	0.35

Distributions to shareholders from:
Net investment income	(0.12)	(0.25)	(0.25)	(0.31)	(0.37)	(0.39)
Net realized capital gains	(0.01)	(0.02)	—	—	—	(0.01)

Total distributions	(0.13)	(0.27)	(0.25)	(0.31)	(0.37)	(0.40)

Net asset value, end of period	$10.76	$10.63	$10.72	$10.44	$9.93	$10.20

Total return	2.50%[3]	1.76%	5.17%	8.35%	0.95%	3.46%

Ratios to average net assets/ Supplemental data:
Net assets, end of period (in 000s)	$42,790	$33,957	$36,543	$31,877	$17,506	$15,485
Ratio of operating expenses before reimbursements to net assets	0.30%[4]	0.30%	0.32%	0.37%	0.38%	0.57%
Ratio of operating expenses after reimbursements to average net assets	0.30%[4]	0.30%	0.32%	0.37%	0.34%	0.32%
Ratio of net investment income to average net assets	2.19%[4]	2.36%	2.42%	2.84%	3.69%	3.61%
Portfolio turnover rate	3%	11%	14%	16%	22%	19%

[1]	Unaudited.
[2]	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
[3]	Total return calculation is not annualized.
[4]	Annualized.

See Notes to Financial Statements.

THE GLENMEDE PORTFOLIOS

Muni Intermediate Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
April 30, 2012 — (Unaudited)

Face
Amount		Value

MUNICIPAL BONDS* — 93.7%

	Colorado — 1.2%
$2,165,000	Broomfield, CO, Water & Sewer Revenue, (AMBAC Insured),
	5.000% due 12/1/18	$2,192,971

	Connecticut — 1.1%
1,800,000	Connecticut State, Economic Recovery, General Obligation Unlimited, Series A,
	5.000% due 1/1/15	2,015,028

	Florida — 6.4%
2,000,000	Florida State, Board of Education, General Obligation Unlimited, Series A,
	5.000% due 1/1/14	2,154,320
2,000,000	Florida State, Board of Education, General Obligation Unlimited, Series D,
	5.000% due 6/1/24	2,404,660
1,390,000	Florida State, Water Pollution Control Financing, Corporation Revenue, Water Pollution Control,
	5.500% due 1/15/13	1,395,921
2,550,000	Palm Beach County, Florida, Public Improvement Revenue,
	5.000% due 11/1/26	2,933,699
1,400,000	Seacoast Utility Authority, FL, Water & Sewer Utility System Revenue, Refunding, Series A, (FGIC and NPFG Insured),
	5.500% due 3/1/14	1,512,476
1,380,000	Winter Park, FL, Water & Sewer Revenue, (AMBAC Insured), Prerefunded 10/1/10 @ 100,
	5.250% due 12/1/14	1,420,696

		11,821,772

	Georgia — 2.6%
1,745,000	Georgia State, General Obligation Unlimited, Series B, Prerefunded 4/1/17 @ 100,
	5.000% due 4/1/19	2,110,037
1,525,000	Georgia State, General Obligation Unlimited, Series D, Prerefunded 8/1/12 @ 100,
	5.000% due 8/1/18	1,543,437
1,200,000	Private Colleges and Universities Authority, GA, Revenue Bonds, Agnes Scott College, Refunding,
	4.000% due 6/1/13	1,242,216

		4,895,690

See Notes to Financial Statements.

THE GLENMEDE PORTFOLIOS

Muni Intermediate Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2012 — (Unaudited)

Face
Amount		Value

MUNICIPAL BONDS* — (Continued)

	Illinois — 2.4%
$3,500,000	Chicago, IL, General Obligation Unlimited, (AGMC Insured),
	5.000% due 1/1/26	$3,806,110
710,000	Illinois State, General Obligation Unlimited, First Series,
	5.250% due 10/1/15	723,795

		4,529,905

	Indiana — 0.5%
780,000	Indianapolis Local Public Improvement Bond Bank, Revenue Bonds, (AGMC Insured),
	5.000% due 2/1/18	937,006

	Kentucky — 2.0%
3,000,000	Kentucky State, Property & Building Commission, Revenue Bonds, Refunding, Series A,
	5.000% due 8/1/19	3,623,610

	Maryland — 1.1%
1,800,000	Maryland State, Street & Local Facilities Capital Improvements, General Obligation Unlimited, Prerefunded 3/1/16 @ 100,
	5.000% due 3/1/17	2,098,620

	Massachusetts — 3.0%
2,675,000	Massachusetts State, College Building Authority, Revenue Bonds, Refunding, Series B,
	5.000% due 5/1/24	3,284,071
2,000,000	Massachusetts State, General Obligation Limited, Refunding, Series B, (AGMC Insured),
	5.250% due 8/1/16	2,375,620

		5,659,691

	Nebraska — 2.9%
2,660,000	Omaha, NE, Public Power District, Revenue Bonds, Series C,
	5.000% due 2/1/18	3,226,128
2,150,000	University of Nebraska, Revenue Bond, Refunding, Lincoln Student Fees & Facilities,
	5.000% due 7/1/16	2,165,845

		5,391,973

See Notes to Financial Statements.

THE GLENMEDE PORTFOLIOS

Muni Intermediate Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2012 — (Unaudited)

Face
Amount		Value

MUNICIPAL BONDS* — (Continued)

	New York — 9.2%
$3,785,000	New York City, New York, City Transitional Finance Authority Revenue, Future Tax Secured Bond, Series D,
	5.000% due 11/1/22	$4,559,714
1,705,000	New York State, Environmental Facilities Corporation, Special Obligation Revenue, Riverbank State Park, Refunding, (CIFG Assurance N.A. Insured),
	5.000% due 4/1/15	1,902,831
1,200,000	New York State, Dormitory Authority Revenue, State Supported Debt, Construction Service, Contract A,
	5.000% due 7/1/18	1,434,084
4,000,000	New York State, Thruway Authority Personal Income Tax, Revenue Bonds, Series A,
	5.000% due 3/15/24	4,778,000
4,375,000	Triborough Bridge and Tunnel Authority Revenue, Refunding, Series B,
	5.250% due 11/15/17	4,491,463

		17,166,092

	North Carolina — 3.8%
1,000,000	Buncombe County, NC, Certificate Participation, Refunding, Series B,
	5.000% due 6/1/13	1,049,930
5,000,000	North Carolina State Capital Improvement Obligation, Revenue Bonds, Series C,
	5.000% due 5/1/25	5,940,050

		6,989,980

	Ohio — 3.0%
1,000,000	Ohio State, Common Schools, General Obligation Unlimited, Series B,
	5.000% due 3/15/13	1,041,150
700,000	Ohio State, General Obligation Unlimited, (AGMC Insured),
	5.500% due 11/1/13	754,425
2,000,000	Ohio State, Higher Education, General Obligation Unlimited, Refunding, Series A,
	5.000% due 8/1/15	2,282,200
1,500,000	Ohio State, Major New Street Infrastructure Project Revenue, Series 2007-1, (AGMC Insured),
	5.000% due 6/15/13	1,576,965

		5,654,740

See Notes to Financial Statements.

THE GLENMEDE PORTFOLIOS

Muni Intermediate Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2012 — (Unaudited)

Face
Amount		Value

MUNICIPAL BONDS* — (Continued)

	Pennsylvania — 19.5%
$200,000	Allegheny County, PA, Higher Education Building Authority Revenue, Duquesne University, Series A, (FGIC and NPFG Insured),
	5.000% due 3/1/17	$213,228
1,700,000	Ambridge, PA, Area School District, General Obligation Unlimited, Prerefunded 11/1/14 @ 100, (NPFG Insured),
	5.500% due 11/1/29	1,910,970
500,000	Boyertown, PA, Area School District, (AGMC Insured),
	5.000% due 10/1/17	557,705
255,000	Bucks County, PA, Community College Authority, College Building Revenue, (County Guaranteed),
	4.750% due 6/15/18	306,247
500,000	Central Bucks, PA, School District, General Obligation Unlimited, (NPFG Insured), Prerefunded 5/15/13 @ 100,
	5.000% due 5/15/16	524,160
500,000	Conneaut, PA, School District, Refunding, Series B, (AGMC Insured),
	5.000% due 11/1/20	616,530
305,000	Dauphin County, PA, Prerefunded 5/15/15 @ 100, Series B, (AMBAC Insured),
	5.000% due 11/15/17	346,678
400,000	Delaware County, PA, Regional Water Quality Control Authority, Sewer, Prerefunded 5/1/14 @ 100 Revenue, (NPFG Insured),
	5.000% due 5/1/25	436,776
215,000	Delaware River Joint Toll Bridge Commission Revenue, (NPFG Insured),
	5.250% due 7/1/16	225,258
285,000	Delaware River Joint Toll Bridge Commission Revenue, Prerefunded 7/1/13 @ 100, (NPFG Insured),
	5.250% due 7/1/16	301,558
265,000	Delaware Valley, PA, Regional Financial Authority, Local Government Revenue, (AMBAC Insured),
	5.500% due 8/1/18	308,958
515,000	Dover, PA, Area School District, General Obligation Unlimited, (FGIC Insured),
	5.375% due 4/1/18	536,197
1,000,000	East Stroudsburg, PA, Area School District, General Obligation Limited, (AGMC Insured),
	5.000% due 9/1/20	1,154,930
325,000	Easton, PA, Area School District, General Obligation Limited, (AGMC Insured),
	5.000% due 4/1/17	385,668

See Notes to Financial Statements.

THE GLENMEDE PORTFOLIOS

Muni Intermediate Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2012 — (Unaudited)

Face
Amount		Value

MUNICIPAL BONDS* — (Continued)
	Pennsylvania — (Continued)

$955,000	Erie County, PA, General Obligation Unlimited,
	5.000% due 9/1/16	$1,117,264
350,000	Hazleton, PA, Area School District, General Obligation Unlimited, (AGMC Insured),
	5.000% due 3/1/20	410,609
600,000	Lehigh County, PA, General Obligation Unlimited, Series A,
	5.000% due 11/15/18	716,904
500,000	Lehigh County, PA, General Purpose Hospital Revenue, Lehigh Valley Health Network, Series A, (AGMC Insured),
	5.000% due 7/1/16	569,160
1,210,000	Manheim Township, PA, Area School District, General Obligation Limited, (AGC Insured),
	5.000% due 6/1/16	1,362,908
435,000	Montgomery County, PA, Higher Education and Health Authority Revenue, Catholic Health East, Prerefunded 11/15/14 @100,
	5.500% due 11/15/24	488,448
250,000	Montgomery County, PA, Higher Education and Health Authority Revenue, Dickinson College Project, Series FF1, (CIFG Assurance N.A. Insured),
	5.000% due 5/1/17	279,983
1,500,000	Montgomery County, PA, Industrial Development Authority Revenue, New Regional Medical Control Project, (FHA Insured),
	5.000% due 2/1/18	1,744,755
250,000	Moon Area School District, PA, General Obligation Unlimited, (AGMC State Aid Withholding),
	5.000% due 11/15/17	284,663
90,000	Northampton, PA, Bucks County Municipal Authority, Sewer Revenue, Escrowed to Maturity,
	6.200% due 11/1/13	94,466
500,000	Pennsylvania State Higher Educational Facilities Authority Revenue, University of Pennsylvania Health System, Series A, (AMBAC Insured),
	5.000% due 8/15/20	561,910
750,000	Pennsylvania State Higher Educational Facilities Authority Revenue, University of Pennsylvania Health System, Series B,
	5.500% due 8/15/18	909,825
700,000	Pennsylvania State Public School Building Authority, Lease Revenue, Philadelphia School District Project, Series A (AGMC Insured),
	5.000% due 6/1/18	783,356

See Notes to Financial Statements.

THE GLENMEDE PORTFOLIOS

Muni Intermediate Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2012 — (Unaudited)

Face
Amount		Value

MUNICIPAL BONDS* — (Continued)
	Pennsylvania — (Continued)

$1,000,000	Pennsylvania State Public School Building Authority, Lease Revenue, Western Center Technical School (FSA Insured),
	5.000% due 2/15/15	$1,114,330
1,500,000	Pennsylvania State Public School Building Authority, School Revenue, North Pennsylvania School District Project,
	5.000% due 3/1/16	1,724,010
1,725,000	Pennsylvania State Public School Building Authority, School Revenue, Philadelphia School District Project, Prerefunded 6/1/13 @ 100, (AGMC Insured),
	5.250% due 6/1/24	1,817,374
60,000	Pennsylvania State Turnpike Commission, Oil Franchise, Tax Revenue, Escrowed to Maturity, Series A, (AMBAC Insured),
	5.250% due 12/1/14	60,247
250,000	Pennsylvania State Turnpike Commission, Oil Franchise, Tax Revenue, Refunded Balance, Series B, (AMBAC Insured),
	5.000% due 12/1/17	285,203
1,000,000	Pennsylvania State, General Obligation Unlimited,
	5.250% due 7/1/14	1,105,800
80,000	Pennsylvania State, General Obligation Unlimited, Series 2, Prerefunded 7/1/13 @ 100, (NPFG Insured),
	5.000% due 7/1/15	84,415
750,000	Pennsylvania State, General Obligation Unlimited, Series A,
	5.000% due 8/1/16	884,820
260,000	Pennsylvania State, General Obligation Unlimited, Unrefunded Balance, Series 2, (NPFG Insured),
	5.000% due 7/1/15	273,530
3,000,000	Philadelphia, PA, Hospitals & Higher Education Facilities Authority Revenue, Series D,
	5.000% due 7/1/28	3,385,350
250,000	Philadelphia, PA, Municipal Authority Revenue, Refunding — Lease — Series B, (AGMC Insured),
	5.250% due 11/15/18	261,533
1,500,000	Philadelphia, PA, School District, General Obligation Limited, Series F (BHAC Insured),
	5.000% due 9/1/17	1,738,995
35,000	Ringgold, PA, School District, Escrowed to Maturity,
	6.200% due 1/15/13	36,475
2,360,000	Tredyffrin-Easttown, PA, School District, General Obligation Limited,
	5.000% due 2/15/20	2,990,214

See Notes to Financial Statements.

THE GLENMEDE PORTFOLIOS

Muni Intermediate Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2012 — (Unaudited)

Face
Amount		Value

MUNICIPAL BONDS* — (Continued)
	Pennsylvania — (Continued)

$1,500,000	University of Pittsburgh, PA, Commonwealth System of Higher Education Revenue, University Capital Project, Mandatory Put 9/15/13 @ 100,
	5.500% due 9/15/39	$1,596,480
1,425,000	Westmoreland County, PA, Municipal Authority, Municipal Service Revenue, Prerefunded to 8/15/15 @ 100, (AGMC Insured),
	5.250% due 8/15/25	1,644,934

		36,152,824

	Puerto Rico — 0.1%
100,000	Puerto Rico Commonwealth Highway and Transportation Authority Revenue, Series J, Prerefunded 7/1/14 @ 100,
	5.000% due 7/1/34	109,811

	South Carolina — 3.0%
2,500,000	Scago, Educational Facilities Corp. Revenue, Spartanburg School District No. 5 (AGMC Insured),
	5.000% due 4/1/15	2,759,425
2,500,000	South Carolina State, Public Service Authority Revenue, Refunding, Series A, (FGIC and NPFG Insured),
	5.250% due 1/1/22	2,838,250

		5,597,675

	Tennessee — 6.7%
4,600,000	Memphis, TN, General Obligation Unlimited, Series D,
	5.000% due 7/1/19	5,660,530
1,050,000	Metropolitan Government of Nashville and Davidson County, TN, General Obligation Unlimited, Refunding, Series D,
	5.000% due 7/1/17	1,263,129
5,000,000	Tennessee State School Bond Authority, Higher Educational Facility, 2nd PG A, Revenue Bonds,
	4.000% due 5/1/21	5,601,150

		12,524,809

See Notes to Financial Statements.

THE GLENMEDE PORTFOLIOS

Muni Intermediate Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2012 — (Unaudited)

Face
Amount		Value

MUNICIPAL BONDS* — (Continued)

	Texas — 14.1%
$2,755,000	Dallas, TX, Refunding and Improvement, General Obligation Limited, Refunding,
	5.000% due 2/15/14	$2,982,976
3,000,000	Houston, TX, General Obligation Limited, Refunding, Public Improvement, Series B, (NPFG Insured), Prerefunded 3/1/16 @ 100,
	5.000% due 3/1/16	3,251,430
2,370,000	Houston, TX, Utilities System Revenue, Refunding, First Lien, Series A, (NPFG Insured),
	5.250% due 5/15/17	2,864,667
1,070,000	Humble, TX, Independent School District, General Obligation Unlimited, Refunding, Series A, (PSF Guaranteed),
	5.250% due 2/15/14	1,163,518
1,000,000	Laredo, TX, Independent School District, General Obligation Unlimited, (PSF Guaranteed),
	5.000% due 8/1/14	1,102,770
450,000	Northside, TX, Independent School District, General Obligation Unlimited, (PSF Guaranteed),
	5.000% due 2/15/14	487,323
2,875,000	San Antonio, TX, Electric and Gas Revenue,
	5.000% due 2/1/21	3,366,970
715,000	San Antonio, TX, General Obligation Limited,
	5.000% due 2/1/15	802,809
2,615,000	Tarrant Regional Water District, Revenue Bonds, (FGIC Insured),
	4.450% due 3/1/23	2,882,985
1,435,000	Texas State, Public Finance Authority, Building Revenue, Refunding, Texas Department Criminal Projects, (AMBAC Insured),
	5.000% due 2/1/13	1,485,067
500,000	Texas State, Public Finance Authority, General Obligation Unlimited, Prerefunded 10/1/12 @ 100,
	5.375% due 10/1/13	510,840
2,600,000	Texas State, Water Financial Assistance, General Obligation Unlimited, Series B,
	5.000% due 8/1/23	3,153,254
1,750,000	University of Texas, Revenue Bond, Financing System, Series A,
	5.000% due 8/15/16	2,059,855

		26,114,464

See Notes to Financial Statements.

THE GLENMEDE PORTFOLIOS

Muni Intermediate Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2012 — (Unaudited)

Face
Amount		Value

MUNICIPAL BONDS* — (Continued)

	Virginia — 1.7%
$1,500,000	Virginia College Building Authority, Educational Facilities Revenue,
	5.000% due 9/1/13	$1,594,620
1,500,000	Virginia State, Public Building Authority, Public Facilities Revenue, Refunding, Series B,
	5.000% due 8/1/13	1,586,955

		3,181,575

	Washington — 9.4%
4,000,000	King County, WA, General Obligation Limited,
	5.000% due 7/1/20	5,001,040
1,000,000	King County, WA, General Obligation Limited, (FGIC and NPFG),
	5.000% due 1/1/21	1,119,170
2,000,000	NJB Properties, Lease Revenue, King County Washington Project, Series A, (County Guaranteed),
	5.000% due 12/1/18	2,309,760
2,000,000	Seattle, WA, Drain & Wastewater Revenue, (NPFG Insured),
	4.375% due 2/1/26	2,128,100
3,290,000	Washington State, Various Purposes, General Obligation Unlimited, Series E,
	5.000% due 2/1/20	3,981,427
2,500,000	Whatcom County, WA, School District No. 501, Refunding, (AGMC Insured),
	5.000% due 12/1/15	2,874,275

		17,413,772

	TOTAL MUNICIPAL BONDS (Cost $166,544,131)	174,072,008

TOTAL INVESTMENTS (Cost $166,544,131)[1]	93.7%	$174,072,008
OTHER ASSETS IN EXCESS OF LIABILITIES	6.3	11,605,480

NET ASSETS	100.0%	$185,677,488

See Notes to Financial Statements.

THE GLENMEDE PORTFOLIOS

Muni Intermediate Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2012 — (Unaudited)

* Percentages indicated are based on net assets.
[1] Aggregate cost for federal tax purposes was $166,544,131.
Abbreviations:
AGC — Assurance Guaranty Corporation
AGMC — Assured Guaranty Municipal Corporation
AMBAC — American Municipal Bond Assurance Corporation
BHAC — Berkshire Hathaway Assurance Corporation
FGIC — Financial Guaranty Insurance Corporation
FHA — Federal Housing Administration
FSA — Financial Security Assurance
NPFG — National Public Finance Guarantee Corporation
PSF — Permanent School Fund

See Notes to Financial Statements.

THE GLENMEDE PORTFOLIOS

Muni Intermediate Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
April 30, 2012 — (Unaudited)

CREDIT QUALITY

On April 30, 2012, credit quality of the Portfolio was as follows :

	% of
	Net Assets	Value

MOODY’S CREDIT RATING:
Aaa	10.7%	$19,834,656
Aa1	39.7	73,643,229
Aa2	17.9	33,358,009
Aa3	15.4	28,916,952
A1	1.2	2,192,971
A2	1.2	2,031,662
S&P’S CREDIT RATING:
AAA	2.7	4,872,466
AA-	2.4	4,454,179
AA	0.7	1,242,216
A+	0.1	279,982
A-	0.1	213,228
A	1.0	1,910,970
*NOT RATED	0.6	1,121,488

TOTAL MUNICIPAL BONDS	93.7%	$174,072,008

TOTAL INVESTMENTS	93.7%	$174,072,008

*	All securities that are not rated are deemed to be at least equivalent to A rating by the Investment Advisor.

See Notes to Financial Statements.

THE GLENMEDE PORTFOLIOS

New Jersey Muni Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
April 30, 2012 — (Unaudited)

Face
Amount		Value

MUNICIPAL BONDS* — 95.6%

	Delaware — 2.6%
	Delaware River & Bay Authority, Development Revenue, (NPFG Insured):
$500,000	5.000% due 1/1/17[1]	$549,900
500,000	5.000% due 1/1/19[1]	547,820

		1,097,720

	New Jersey — 91.7%
460,000	Atlantic County, NJ, General Obligation Unlimited,
	5.000% due 2/1/16	526,245
500,000	Bergen County, NJ, Improvement Authority Revenue, Bergen County Utilities, (County Guaranteed),
	4.500% due 12/15/19	585,385
500,000	Bergen County, NJ, General Obligation Unlimited,
	4.000% due 10/15/14	543,360
290,000	Cape May County, NJ, Municipal Utilities Authority Revenue, Refunding, Series A, (AGMC Insured),
	5.750% due 1/1/16	338,705
100,000	Chatham Boro, NJ, General Obligation Unlimited, (AGMC Insured),
	3.750% due 12/15/13	104,902
440,000	Clinton Township, NJ, Board of Education, General Obligation Unlimited,
	5.000% due 1/15/23	516,446
440,000	Demarest, NJ, School District, (AGMC Insured),
	5.000% due 2/15/18	514,580
125,000	Essex County, NJ, General Obligation Unlimited, (NPFG Insured), Escrowed to Maturity,
	5.000% due 5/1/13	130,943
350,000	Essex County, NJ, General Obligation Unlimited, Series C,
	5.000% due 8/1/18	419,104
300,000	Essex County, NJ, Improvement Authority Revenue, County Guaranteed, (AGC Insured),
	4.500% due 10/1/14	326,280
250,000	Essex County, NJ, Improvement Authority Revenue, Guaranteed Lease, County Correctional, (FGIC Insured), Prerefunded 10/1/13 @ 100,
	4.500% due 10/1/23	264,898
250,000	Essex County, NJ, Utilities Authority Revenue, Refunding, (AGC Insured),
	5.000% due 4/1/20	288,280
700,000	Evesham, NJ, Municipal Utilities Authority, Revenue Bonds, Refunding,
	4.000% due 7/1/17	783,209

See Notes to Financial Statements.

THE GLENMEDE PORTFOLIOS

New Jersey Muni Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2012 — (Unaudited)

Face
Amount		Value

MUNICIPAL BONDS* — (Continued)
	New Jersey — (Continued)

$655,000	Garden State Preservation Trust, NJ, Open Space and Farmland, Series A, (AGMC Insured),
	5.800% due 11/1/21	$770,712
850,000	Kingsway, NJ, Regional High School District, General Obligation Unlimited,
	3.000% due 2/1/24	870,536
250,000	Lenape, NJ, Regional School District, General Obligation Unlimited, (FGIC and NPFG Insured),
	5.000% due 4/1/16	274,000
700,000	Manalapan-Englishtown, NJ, Regional Board of Education, General Obligation Unlimited,
	4.000% due 10/1/23	779,723
500,000	Maplewood Township, NJ, General Obligation Unlimited, Refunding (Township Guaranteed),
	5.000% due 10/15/19	612,880
810,000	Marlboro Township, NJ, Municipal Utilities Authority, Revenue Bonds,
	4.500% due 12/1/21	968,509
425,000	Mercer County, NJ, Improvement Authority Revenue, Courthouse Project, Series A, (County Guaranteed),
	5.000% due 4/1/16	491,206
500,000	Mercer County, NJ, Improvement Authority Revenue, Refunding, (County Guaranteed),
	5.000% due 9/1/18	602,940
250,000	Middlesex County, NJ, Improvement Authority Revenue Refunding, Open Space Trust Fund, (County Guaranteed),
	5.000% due 9/15/17	295,898
330,000	Middlesex County, NJ, Improvement Authority Revenue, (County Guaranteed),
	5.125% due 12/15/27	376,949
300,000	Monmouth County, NJ, Improvement Authority Revenue, Brookdale Community College, (County Guaranteed),
	4.000% due 8/1/16	339,144
	Monmouth County, NJ, Improvement Authority Revenue, Governmental Loan, (County Guaranteed):
160,000	4.000% due 2/1/15	174,554
500,000	5.000% due 12/1/21	607,005
100,000	Monmouth County, NJ, Improvement Authority Revenue, Series A, (AMBAC Insured),
	5.250% due 12/1/16	112,005
	Morris County, NJ, General Obligation Unlimited:
500,000	5.000% due 2/1/15	516,430
400,000	5.000% due 9/15/22	496,248

See Notes to Financial Statements.

THE GLENMEDE PORTFOLIOS

New Jersey Muni Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2012 — (Unaudited)

Face
Amount		Value

MUNICIPAL BONDS* — (Continued)
	New Jersey — (Continued)

$20,000	Mount Holly, NJ, Municipal Utilities Authority, Sewer Revenue, Unrefunded, (NPFG Insured),
	5.000% due 12/1/13	$20,074
395,000	Mount Olive Township, NJ, General Obligation Unlimited, (AMBAC Insured),
	5.000% due 8/15/14	434,571
400,000	New Jersey Economic Development Authority Revenue, School Facilities, Series F, (FGIC and NPFG Insured),
	5.250% due 6/15/14	421,288
400,000	New Jersey Economic Development Authority Revenue, School Facilities, Series U, (AGMC Insured),
	5.000% due 9/1/21	450,716
360,000	New Jersey Economic Development Authority, Park Facilities Authority, Elizabeth Development Company, Series A, (AMBAC Insured),
	5.000% due 10/15/16	417,769
450,000	New Jersey Economic Development Authority, School Facilities Construction, Series L, (AMBAC Insured),
	5.000% due 3/1/18	491,292
	New Jersey Environmental Infrastructure Trust Revenue, Series A:
340,000	4.000% due 9/1/19	395,590
325,000	5.250% due 9/1/19	402,766
500,000	4.000% due 9/1/23	555,980
250,000	New Jersey Health Care Facilities Financing Authority Revenue, Atlanticare Regional Medical Center,
	5.000% due 7/1/16	280,493
400,000	New Jersey Health Care Facilities Financing Authority Revenue, Capital Health Systems Obligation Group, Series A, Prerefunded 7/1/13 @ 100,
	5.750% due 7/1/23	424,844
300,000	New Jersey Health Care Facilities Financing Authority Revenue, St. Claires Hospital Inc., Series B, (NPFG Insured), Escrowed to Maturity,
	5.250% due 7/1/15	343,320
65,000	New Jersey Sports & Exposition Authority State Contract, Revenue Bonds, Series A, Prerefunded 3/1/16 @100, (AMBAC Insured),
	5.000% due 3/1/17	75,837
200,000	New Jersey State Economic Development Authority, School Facilities Construction Revenue, Series C, Prerefunded 6/15/12 @ 100, (NPFG Insured),
	5.000% due 6/15/16	201,190

See Notes to Financial Statements.

THE GLENMEDE PORTFOLIOS

New Jersey Muni Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2012 — (Unaudited)

Face
Amount		Value

MUNICIPAL BONDS* — (Continued)
	New Jersey — (Continued)

$250,000	New Jersey State Educational Facilities Authority Revenue, College of New Jersey, Series D (AGMC Insured),
	5.000% due 7/1/19	$297,555
400,000	New Jersey State Educational Facilities Authority Revenue, Kean University, Series D (FGIC Insured), Prerefunded 7/1/13 @ 100,
	5.250% due 7/1/20	422,756
600,000	New Jersey State Educational Facilities Authority Revenue, Montclair State University, Series F, (FGIC Insured), Prerefunded 7/01/15 @ 100,
	5.000% due 7/1/32	683,976
850,000	New Jersey State Educational Facilities Authority Revenue, Montclair State University, Series F, (FGIC Insured), Prerefunded 7/1/15 @ 100,
	5.000% due 7/1/18	968,966
205,000	New Jersey State Educational Facilities Authority Revenue, Princeton University,
	5.000% due 7/1/14	225,818
450,000	New Jersey State Educational Facilities Authority Revenue, Rowan University, (FGIC Insured), Prerefunded 7/1/13 @ 100,
	5.125% due 7/1/21	474,943
500,000	New Jersey State Educational Facilities Authority, Higher Education Capacity Improvement Revenue Bonds, Series A (AGMC Insured),
	5.000% due 9/1/14	546,755
500,000	New Jersey State Educational Facilities Authority, Montclair State University, Series J, (NPFG Insured),
	5.250% due 7/1/17	591,690
500,000	New Jersey State Educational Facilities Authority, Revenue, Higher Education Facilities Trust Fund, Series A, (AGMC Insured),
	5.000% due 9/1/16	559,155
250,000	New Jersey State Educational Facilities Authority, Richard Stockton College, (AMBAC Insured),
	5.000% due 7/1/17	273,803
400,000	New Jersey State Educational Facilities Authority, William Patterson University, Series E, Prerefunded 7/1/12 @ 100, (XLCA Insured),
	5.250% due 7/1/20	403,428
100,000	New Jersey State Housing & Mortgage Finance Agency, Multi-Family Housing Revenue, Series E,
	3.875% due 5/1/13	103,013

See Notes to Financial Statements.

THE GLENMEDE PORTFOLIOS

New Jersey Muni Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2012 — (Unaudited)

Face
Amount		Value

MUNICIPAL BONDS* — (Continued)
	New Jersey — (Continued)

	New Jersey State Transportation Trust Fund Authority, Series B, (NPFG Insured):
$400,000	5.500% due 12/15/15	$463,856
400,000	5.500% due 12/15/16	475,860
350,000	New Jersey State Transportation Trust Fund Authority, Series C, (NPFG Insured), Prerefunded 6/15/15 @ 100,
	5.250% due 6/15/17	401,765
250,000	New Jersey State Transportation Trust Fund Authority, Transit Revenue, Series A, (FGIC and NPFG Insured),
	5.000% due 6/15/17	286,078
100,000	New Jersey State Transportation Trust Fund Authority, Transportation System, Series A, Escrowed to Maturity,
	5.500% due 6/15/13	105,876
550,000	New Jersey State Transportation Trust Fund Authority, Transportation System, Series A, Escrowed to Maturity, (FGIC Insured),
	5.250% due 6/15/14	606,435
360,000	New Jersey State Turnpike Authority, Turnpike Revenue, Refunded Balance, Series A, (NPFG Insured), Escrowed to Maturity,
	6.000% due 1/1/14	394,081
400,000	New Jersey State Turnpike Authority, Turnpike Revenue, Series G,
	5.000% due 1/1/17	465,848
690,000	New Jersey State, General Obligation Unlimited, Refunding, Series H,
	5.250% due 7/1/14	761,974
435,000	New Jersey State, General Obligation Unlimited, Refunding, Series M, (AMBAC Insured),
	5.500% due 7/15/14	483,529
285,000	New Jersey State, Turnpike Authority Revenue, Escrowed to Maturity,
	6.500% due 1/1/16	345,933
400,000	Newark, NJ, Housing Authority Revenue, Port Authority, Newark Marine Terminal, (NPFG Insured), Prerefunded 1/1/14 @ 100,
	5.000% due 1/1/37	430,512
580,000	Northern Highlands, NJ, Regional High School District, General Obligation Unlimited, Refunding,
	4.000% due 6/15/18	682,028
710,000	Ocean City, NJ, Board of Education, General Obligation Unlimited, (NPFG Insured),
	5.000% due 4/1/16	816,464

See Notes to Financial Statements.

THE GLENMEDE PORTFOLIOS

New Jersey Muni Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2012 — (Unaudited)

Face
Amount		Value

MUNICIPAL BONDS* — (Continued)
	New Jersey — (Continued)

$500,000	Ocean City, NJ, General Obligation Unlimited,
	4.000% due 8/15/19	$584,070
600,000	Pequannock Township, NJ, General Obligation Unlimited, (NPFG Insured),
	4.000% due 10/15/16	674,550
1,340,000	Piscataway Township, NJ, General Obligation Unlimited,
	4.000% due 2/1/18	1,529,355
550,000	Princeton Boro, NJ, General Obligation Unlimited,
	4.000% due 2/1/18	637,637
600,000	Ramsey, NJ, School District, General Obligation Unlimited, Refunding,
	4.000% due 1/15/20	692,028
300,000	Tobacco Settlement Financing Corp., NJ, Revenue Bond, Prerefunded 6/1/12 @ 100,
	6.000% due 6/1/37	301,488
	Tobacco Settlement Financing Corp., NJ, Revenue Bond, Prerefunded 6/1/13 @ 100:
335,000	6.750% due 6/1/39	358,192
225,000	7.000% due 6/1/41	241,162
610,000	6.250% due 6/1/43	648,930
400,000	Union County, NJ, General Obligation Unlimited,
	5.000% due 3/1/16	462,716
500,000	Washington Township, NJ, Board of Education Gloucester County, General Obligation Unlimited, (NPFG Insured),
	5.000% due 2/1/15	515,495
500,000	Wayne Township, NJ, General Obligation Unlimited, Refunding,
	4.000% due 9/1/18	579,440
540,000	West Windsor Plainsboro, NJ, Regional School District, General Obligation Unlimited, Refunding, (AGMC Insured),
	5.000% due 9/15/15	615,578
500,000	Woodbridge Township, NJ, General Obligation Unlimited, Refunding,
	5.000% due 7/15/24	575,870

		39,235,414

See Notes to Financial Statements.

THE GLENMEDE PORTFOLIOS

New Jersey Muni Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2012 — (Unaudited)

Face
Amount	Value

MUNICIPAL BONDS* — (Continued)

Pennsylvania — 1.3%
$435,000	Delaware River Joint Toll Bridge Commission Revenue, (NPFG Insured),
5.250% due 7/1/16[1]	$455,754
115,000	Delaware River Joint Toll Bridge Commission, Revenue, Series A, (NPFG Insured),
5.000% due 7/1/13[1]	120,485

576,239

TOTAL MUNICIPAL BONDS (Cost $39,266,156)	40,909,373

TOTAL INVESTMENTS (Cost $39,266,156)[2]	95.6%	$40,909,373
OTHER ASSETS IN EXCESS OF LIABILITIES	4.4	1,880,526

NET ASSETS	100.0%	$42,789,899

* Percentages indicated are based on net assets.
[1] This is a joint regional authority.
[2] Aggregate cost for federal tax purposes was $39,266,156.
Abbreviations:
AGC — Assurance Guaranty Corporation
AGMC — Assured Guaranty Municipal Corporation
AMBAC — American Municipal Bond Assurance Corporation
FGIC — Financial Guaranty Insurance Corporation
NPFG — National Public Finance Guarantee Corporation
XLCA — XL Capital Assurance, Inc.

See Notes to Financial Statements.

THE GLENMEDE PORTFOLIOS

New Jersey Muni Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
April 30, 2012 — (Unaudited)

CREDIT QUALITY

On April 30, 2012, credit quality of the Portfolio was as follows :

	% of
	Net Assets	Value

MOODY’S CREDIT RATING:
Aaa	19.4%	$8,327,258
Aa1	4.7	2,048,429
Aa2	13.0	5,522,690
Aa3	13.3	5,729,178
A1	14.8	6,296,338
A2	4.1	1,747,742
A3	1.9	811,781
S&P’S CREDIT RATING:
AAA	1.6	682,028
AA+	5.7	2,447,200
AA-	4.6	1,962,852
AA	8.2	3,506,028
A+	1.2	497,094
*NOT RATED	3.1	1,330,755

TOTAL MUNICIPAL BONDS	95.6%	$40,909,373

TOTAL INVESTMENTS	95.6%	$40,909,373

*	All securities that are not rated are deemed to be at least equivalent to A rating by the Investment Advisor.

See Notes to Financial Statements.

THE GLENMEDE PORTFOLIOS

Notes to Financial Statements (Unaudited)

1.	Organization and Significant Accounting Policies

The Glenmede Portfolios (the “Fund”) is an investment company that was organized as a Massachusetts business trust on March 3, 1992, and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. As of April 30, 2012, the Fund offered shares of two Sub-Trusts, the Muni Intermediate Portfolio and the New Jersey Muni Portfolio (each, a “Portfolio” and collectively, the “Portfolios”). The New Jersey Muni Portfolio is classified as non-diversified and the Muni Intermediate Portfolio is classified as diversified.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S.”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by each Portfolio in the preparation of its financial statements.

Valuation of Securities: Municipal obligations for which market quotations are readily available are valued at the most recent quoted bid price provided by investment dealers, provided that municipal obligations may be valued on the basis of prices provided by a pricing service when such prices are determined by the investment advisor to reflect the fair market value of such municipal obligations. These valuations are typically categorized as Level 2 in the fair value hierarchy described below. When market quotations are not readily available or events occur that make established valuation methods unreliable, municipal obligations are valued in a manner which is intended to reflect their fair value as determined in accordance with procedures approved by the Board of Trustees of the Fund (the “Board”) and are typically categorized as Level 3 in the fair value hierarchy. The fair value of securities is generally determined as the amount that a Portfolio could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security at a given point in time and does not reflect an actual market price, which may be different by a material amount. Debt obligations with maturities of 60 days or less at the time of purchase are valued on the basis of amortized cost and are typically categorized as Level 2 in the fair value hierarchy.

Financial Accounting Standards Board (“FASB”) Statement of Financial Accounting Standards ASC 820, “Fair Value Measurements” (“ASC 820”) defines fair value, establishes a three-level hierarchy for measuring fair value and expands disclosure about fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of each Portfolio’s investments. Inputs refer broadly to the assumptions that market participants would use in pricing a security. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or

THE GLENMEDE PORTFOLIOS

Notes to Financial Statements (Unaudited) — (Continued)

liability based on the best information available in the circumstances. These inputs are summarized in the three levels listed below:

Level 1 — quoted prices in active markets for identical investments;

Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk and others) or valuations based on quoted prices in markets that are not active; and

Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

Changes in valuation techniques may result in changing an investment’s assigned level within the hierarchy.

The Muni Intermediate Portfolio and New Jersey Muni Portfolio had all long-term investments, with corresponding sectors at Level 2 at April 30, 2012. For the six months ended April 30, 2012, there were no transfers between Level 1 and 2.

Municipal Securities: The value of, payment of interest on, repayment of principal for, and the ability to sell a municipal security may be affected by constitutional amendments, legislation, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located.

Since many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and a Portfolio’s investments in municipal securities.

There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.

Securities Transactions and Investment Income: Securities transactions are recorded as of the trade date. Realized gains and losses on investments sold are computed on the basis of identified cost. Interest income is recorded on the accrual basis and includes, when appropriate, amortization of premiums and accretion of discounts.

Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date. Interest income is accrued based on the terms of the security on settlement date. Each Portfolio segregates assets with a current value at least equal to the amount of its when-issued purchase commitments. When-issued purchase commitments involve a risk of loss if the value of the security to be purchased declines prior to settlement date, or if the counterparty does not perform under the contract.

Dividends and Distributions to Shareholders: Dividends from net investment income, if any, are declared and paid monthly. The Portfolios distribute any net realized capital gains on an annual basis. Additional distributions of net investment income and capital gains for each Portfolio may be made at the discretion

THE GLENMEDE PORTFOLIOS

Notes to Financial Statements (Unaudited) — (Continued)

of the Board in order to avoid a nondeductible excise tax under Section 4982 of the Internal Revenue Code, as amended (the “Code”).

Income and capital gains distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the U.S. These differences are primarily due to differing treatments of income and gains on various investment securities held by each Portfolio, timing differences and differing characterization of distributions made by each Portfolio.

Federal Income Taxes: Each Portfolio intends to qualify as a regulated investment company by complying with the requirements of the Code, applicable to regulated investment companies, and by distributing substantially all of its tax-exempt (and taxable, if any) income to its shareholders. Therefore, no federal income tax provision is required. Income distributions and capital gains distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the U.S. These differences are primarily due to differing treatments for amortized premiums, expired net capital loss carryforwards, discounts and net operating losses.

“Accounting for Uncertainty in Income Taxes — an interpretation of FASB ASC 740” (“ASC 740”) clarifies the accounting for uncertainty in income taxes recognized in accordance with FASB ASC 740, “Accounting for Income Taxes.” This interpretation prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. It also provides guidance on de-recognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. Each of the Portfolios’ federal tax returns filed in the 3-year period ended October 31, 2011 remains subject to examination by the Internal Reserve Service.

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted. The Act modernizes several of the federal income and excise tax provisions related to RICs, and, with certain exceptions, is effective for taxable years beginning after December 22, 2010. In general, the provisions of the Act will be effective for the Fund’s fiscal year ending October 31, 2012. Among the changes made are changes to the capital loss carryforward rules allowing for capital losses to be carried forward indefinitely. Rules in effect prior to the effective date of the Act limit the carryforward period to eight years. Capital loss carryforwards generated in taxable years beginning after effective date of the Act must be fully used before capital loss carryforwards generated in taxable years prior to effective date of the Act; therefore, under certain circumstances, capital loss carryforwards available as of the report date, if any, may expire unused. Management is currently evaluating the complete impact of the Act on the Fund’s financial statements.

THE GLENMEDE PORTFOLIOS

Notes to Financial Statements (Unaudited) — (Continued)

As of October 31, 2011, the tax year end of the Fund, the components of distributable earnings on a tax basis were as follows:

	Undistributed	Undistributed	Undistributed	Total*
	Tax-exempt	Ordinary	Long-Term	Distributable
Portfolio	Income	Income	Gain	Earnings
Muni Intermediate Portfolio	$284,334	$—	$76,747	$5,127,312
New Jersey Muni Portfolio	66,841	—	50,326	1,280,167

* Total Distributable Earnings are additionally comprised of Net Unrealized Appreciation/(Depreciation) and Capital Loss Carryforwards, which are shown elsewhere in the Notes to Financial Statements.

For the year ended October 31, 2011, Muni Intermediate Portfolio’s and New Jersey Muni Portfolio’s components of distributable earnings on a tax basis were equal to the components of distributable earnings on a book basis.

As of October 31, 2011, the tax characterization of distributions paid during the year was equal to the book characterization of distributions paid for the Portfolios, with the following exception:

				Return
	Tax	Ordinary	Long-Term	of
Portfolio	Exempt	Income*	Gains	Capital
Muni Intermediate Portfolio	$3,380,071	$216	$27,068	$—
New Jersey Muni Portfolio	823,058	—	78,097	—

Other: In the normal course of business, the Fund enters into contracts that may include agreements to indemnify another party under given circumstances. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be, but have not yet been, made against the Fund. However, based on experience, the risk of material loss from such claims is considered to be remote.

2.	Investment Advisory Fee, Administration Fee and Other Related Party Transactions

Glenmede Investment Management LP (the “Advisor”), a wholly-owned subsidiary of The Glenmede Trust Company, N.A. (“Glenmede Trust”), serves as investment advisor to the Muni Intermediate Portfolio and New Jersey Muni Portfolio, pursuant to an investment management agreement with the Fund. Under this agreement, the Advisor manages the Portfolios, subject to the general supervision of the Board. Prior to January 1, 2007, investment advisory services were provided by Glenmede Trust’s wholly-owned subsidiary, Glenmede Advisers, Inc.

Muni Intermediate Portfolio and New Jersey Muni Portfolio do not pay a management fee for advisory services. The investors in the Portfolios are the clients of Glenmede Trust or its affiliated companies (“Affiliates”). Glenmede Trust or its Affiliates charge a fee directly to their clients for fiduciary, trust and/or advisory services. The actual annual fees charged vary dependent on a number

THE GLENMEDE PORTFOLIOS

Notes to Financial Statements (Unaudited) — (Continued)

of factors, including the particular services provided to the client, and are generally 1.25% or less of the clients’ assets under management.

The Muni Intermediate Portfolio and New Jersey Muni Portfolio each pay Glenmede Trust shareholder servicing fees at the annual rate of 0.15% of such Portfolio’s average daily net assets.

State Street Bank and Trust Company (“State Street”) serves as administrator, transfer agent, dividend-paying agent and custodian with respect to the Fund. The Fund pays State Street a fee based on the combined aggregate average daily net assets of the Portfolios and The Glenmede Fund, Inc., a registered investment company, plus transaction charges for certain transactions and out-of-pocket expenses. The fee is computed daily and paid monthly. Until December 20, 2010, State Street was also paid an annual fee plus out-of-pocket expenses for the provision of personnel and services related to the Fund’s compliance program. Effective December 20, 2010, the Fund’s Chief Compliance Officer resigned from her position as Senior Director of State Street and became a Managing Director of Foreside Compliance Services, LLC. At that time the compliance support services, previously provided by State Street and fees and expenses previously paid to State Street, were assigned to Foreside Compliance Services, LLC.

Quasar Distributors, LLC (“Quasar”) serves as distributor of the Portfolios’ shares. The distributor receives no fees from the Fund in connection with distribution services provided to the Fund. The Advisor pays Quasar’s fees and out-of-pocket expenses for the distribution services it provides to the Fund.

The Fund pays each Board member an annual fee of $1,000 and out-of-pocket expenses incurred in attending Board meetings.

Expenses for the six months ended April 30, 2012 include legal fees paid to Drinker Biddle & Reath LLP as legal counsel to the Fund and the independent trustees. A partner of the law firm is Secretary of the Fund.

3.	Purchases and Sales of Securities

For the six months ended April 30, 2012, cost of purchases and proceeds from sales of investment securities other than U.S. government securities and short-term securities were:

Portfolio	Purchases	Sales
Muni Intermediate Portfolio	$36,287,392	$9,082,502
New Jersey Muni Portfolio	8,544,533	1,050,043

As of April 30, 2012, aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value were as follows:

Portfolio	Appreciation	Depreciation	Net
Muni Intermediate Portfolio	$7,621,488	$93,611	$7,527,877
New Jersey Muni Portfolio	1,684,125	40,908	1,643,217

THE GLENMEDE PORTFOLIOS

Notes to Financial Statements (Unaudited) — (Continued)

4.	Shares of Beneficial Interest

The Fund may issue an unlimited number of shares of beneficial interest with a $.001 par value. Changes in shares of beneficial interest outstanding were as follows:

	Period Ended		Year Ended
	04/30/12		10/31/11
	Shares	Amount	Shares	Amount
Muni Intermediate Portfolio:
Sold	4,606,479	$51,020,315	4,616,562	$50,147,936
Issued as reinvestment of dividends	7,825	86,242	2,528	27,068
Redeemed	(1,444,838)	(16,030,879)	(4,356,630)	(47,026,075)

Net increase	3,169,466	$35,075,678	262,460	$3,148,929

New Jersey Muni Portfolio:
Sold	926,249	$9,944,327	406,441	$4,298,791
Issued as reinvestment of dividends	4,851	51,803	7,444	78,097
Redeemed	(148,951)	(1,597,606)	(629,423)	(6,640,093)

Net increase (decrease)	782,149	$8,398,524	(215,538)	$(2,263,205)

As of April 30, 2012, Glenmede Trust, on behalf of its clients, holds of record and has voting and/or investment authority over substantially all of the Portfolios’ outstanding shares. The following Portfolios have shareholders which, to the Fund’s knowledge, own beneficially 5% or more of the shares outstanding of the Portfolios as of April 30, 2012. The total percentage of the shares of a Portfolio held by such shareholders is as follows:

	5% or Greater Shareholders
	# of	% of
Portfolio	Shareholders	Shares Held
New Jersey Muni Portfolio	1	6

5.	Concentration of Credit

The New Jersey Muni Portfolio primarily invests in debt obligations issued by the State of New Jersey and its political subdivisions, agencies, instrumentalities and authorities, including regional governmental authorities, to obtain funds for various purposes.

The New Jersey Muni Portfolio is more susceptible to factors adversely affecting issuers of the region that the Portfolio invests in than is a municipal bond fund that is not concentrated in these issuers to the same extent.

6.	Recently Issued Accounting Pronouncements

In May 2011, FASB issued Accounting Standards Update (ASU) No. 2011-04, Fair Value Measurement (Topic 820): Amendments to Achieve Common Fair Value

THE GLENMEDE PORTFOLIOS

Notes to Financial Statements (Unaudited) — (Concluded)

Measurement and Disclosure Requirements in U.S. GAAP and IFRS. The amendments in the ASU will improve the comparability of fair value measurements presented and disclosed in financial statements prepared in accordance with U.S. GAAP (Generally Accepted Accounting Principles) and IFRS (International Financial Reporting Standards) and include new guidance for certain fair value measurement principles and disclosure requirements. The ASU is effective for interim and annual periods beginning after December 15, 2011. Management is currently evaluating the impact, if any, of applying this provision.

7.	Subsequent Event

Management has evaluated events and transactions subsequent to April 30, 2012 through the date the financial statements were available to be issued, for disclosure in the Fund’s financial statements and has determined that there are no material events that would require additional disclosure.

THE GLENMEDE FUND, INC.
THE GLENMEDE PORTFOLIOS

(Unaudited)

Proxy Voting

A description of the policies and procedures that the Funds’ investment advisors and sub-advisor use to vote proxies relating to the Funds’ portfolio securities is available, without charge, upon request, by calling 1-800-442-8299, and on the Securities and Exchange Commission’s (the “SEC”) website at http://www.sec.gov.

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available, without charge, upon request, by calling 1-800-442-8299, and on the SEC’s website at http://www.sec.gov.

Quarterly Portfolio Holdings

The Funds file their complete schedule of portfolio holdings of each Portfolio with the SEC for the first and third quarter of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC-0330.

The Glenmede Fund, Inc. and The Glenmede Portfolios
Investment Advisor
Glenmede Investment Management LP
One Liberty Place
1650 Market Street, Suite 1200
Philadelphia, Pennsylvania 19103
Administrator
State Street Bank and Trust Company
2 Avenue de Lafayette
Boston, Massachusetts 02206
Custodian
State Street Bank and Trust Company
2 Avenue de Lafayette
Boston, Massachusetts 02206
Legal Counsel
Drinker Biddle & Reath LLP
One Logan Square
Suite 2000
Philadelphia, Pennsylvania 19103-6996
Distributor
Quasar Distributors, LLC.
615 East Michigan Street
Milwaukee, Wisconsin 53202
Independent Auditors
PricewaterhouseCoopers LLP
125 High Street
Boston, Massachusetts 02110
Investment Advisor
(for Philadelphia International Fund, Philadelphia International Small Cap Fund, and Philadelphia International Emerging Markets Fund)
Investment Sub-Advisor
(for International Portfolio)
Philadelphia International Advisors LP
One Liberty Place
1650 Market Street, Suite 1400
Philadelphia, Pennsylvania 19103

The report is submitted for the general information of the shareholders of The Glenmede Fund, Inc. and The Glenmede Portfolios. It is not authorized for distribution to prospective investors unless accompanied or preceded by an effective prospectus for the Funds, which contain information concerning the Fund’s investment policies and expenses as well as other pertinent information.

Item 2. Code of Ethics.
     Not applicable.
Item 3. Audit Committee Financial Expert.
     Not applicable.
Item 4. Principal Accountant Fees and Services.
     Not applicable.
Item 5. Audit Committee of Listed Registrants.
     Not applicable.
Item 6. Schedule of Investments.
(a) Schedules of Investments in securities of unaffiliated issuers as of the close of the reporting period are included as part of the report to shareholders filed under Item 1 of this form.
(b) Not applicable.
Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
     Not applicable.
Item 8. Portfolio Managers of Closed-End Investment Management Companies.
     Not applicable.
Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
     Not applicable.
Item 10. Submission of Matters to a Vote of Security Holders.
There have been no material changes to the procedures by which the shareholders may recommend nominees to the Registrant’s Board of Directors.
Item 11. Controls and Procedures.
(a) The Registrant’s Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))), are effective based on the evaluation of Registrant’s disclosure controls and procedures as of a date within 90 days prior to the filing date of this report.
(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d))), that occurred during the Registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.
(a)(1) Not applicable.
(a)(2) Certification of the Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is attached hereto as Exhibit 99CERT.
(a)(3) Not applicable.
(b) Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 as required by Rule 30a-2(b), under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)), Rule 15d-14(b) under the Securities Exchange Act of 1934 (17 CFR 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) is attached hereto as Exhibit 99.906CERT.

SIGNATURES
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) THE GLENMEDE FUND, INC.

By (Signature and Title)	/s/ Mary Ann B. Wirts Mary Ann B. Wirts
President and Treasurer
(Principal Executive Officer and Principal Financial Officer)

July 3, 2012
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the Registrant and in the capacities and on the date indicated.

By (Signature and Title)	/s/ Mary Ann B. Wirts Mary Ann B. Wirts
President and Treasurer
(Principal Executive Officer and Principal Financial Officer)

July 3, 2012